                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03692

Morgan Stanley Variable Investment Series
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
      (Address of principal executive offices)                      (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: December 31, 2003

Date of reporting period: December 31, 2003


Item 1 - Report to Shareholders

MORGAN STANLEY
VARIABLE INVESTMENT SERIES

ANNUAL REPORT
DECEMBER 31, 2003

Morgan Stanley Variable Investment Series

TABLE OF CONTENTS

Letter to the Shareholders                                                     1

Portfolio of Investments:
    Money Market                                                              23
    Limited Duration                                                          25
    Quality Income Plus                                                       34
    High Yield                                                                42
    Utilities                                                                 55
    Income Builder                                                            59
    Dividend Growth                                                           66
    Global Dividend Growth                                                    69
    European Growth                                                           74
    Pacific Growth                                                            78
    Equity                                                                    86
    S&P 500 Index                                                             90
    Global Advantage                                                         102
    Aggressive Equity                                                        108
    Information                                                              113
    Strategist                                                               116

Financial Statements:
    Statements of Assets and Liabilities                                     128
    Statements of Operations                                                 131
    Statements of Changes in Net Assets                                      134
Notes to Financial Statements                                                146
Financial Highlights                                                         162
Independent Auditors' Report                                                 174
Trustee and Officer Information                                              175

Morgan Stanley Variable Investment Series

LETTER TO THE SHAREHOLDERS - DECEMBER 31, 2003

Dear Shareholder:

The year 2003 proved a remarkable period for investors in the capital markets, with strong returns across regions, asset classes and sectors. The defining characteristic of the equity and corporate credit markets during the period under review was the return of investors' appetite for risk, as buyers who had been sidelined by the bear market drove stock prices higher and credit spreads lower. With the economy finally showing signs of life, economically sensitive sectors -- and regions such as Asia -- handily outperformed the more traditionally defensive market segments that outperformed in previous years. Bond yields remained low during the period but the Treasury market had one of its most volatile periods on record. The year closed with equities up sharply in the developed world, even more sharply in the emerging markets and continued underperformance by the lower-yielding bond markets.

Equity Overview

The U.S. equity market posted one of its strongest 12-month returns in years after a slow start in the first months of 2003. During the first quarter the market declined as ongoing concerns about terrorism and the potential for war in Iraq undermined investor confidence. Buying was further depressed as concerns persisted regarding the potential for deflation. By mid March the U.S. equity market was testing its July and October 2002 lows.

That trend reversed sharply when it became clear in March that the U.S. intended to go to war in Iraq. This development, which helped reduce the uncertainty risk premium in the capital markets, was reflected in tightening corporate credit spreads. Accommodative fiscal and monetary policies also played a role as corporations began to add their purchases to already strong consumer spending. In April, key earnings reports were also stronger than many had anticipated, as were second-quarter forecasts. These supportive factors caused the equity market to rally sharply in the second quarter. High-beta companies that had corrected most severely in the bear market led the rally. This environment heavily favored the technology sector, which went on to post the strongest gains for the year of any sector.

While the equity market was consolidating during the third quarter, the U.S. economy showed signs of exceptional growth, with the final number for third-quarter GDP growth coming in at more than 8 percent. This improved activity breathed life into such heavily cyclical sectors as basic materials and industrials. Together with technology, these economically sensitive sectors went on to dominate the U.S. equity market in terms of gains in the 2003 rally. Equities went on to close the year with another sharp rise in the fourth quarter.

While all major sectors of the market posted positive returns in 2003, the gains were not uniform. The defensive sectors that had led the market in previous years, such as health care, utilities and energy, all lagged the broader market. Telecommunications continued to lag as overcapacity and regulatory challenges took their toll on companies' earnings. Large-capitalization stocks generally underperformed relative to smaller-cap companies, with the more-leveraged, less-defensive names leading across the capitalization spectrum.

Fixed-Income Overview

In 2003 the bond markets were dominated by perceptions of Federal Reserve Bank concerns about deflation as well as by mounting evidence that the U.S. economy was moving into a solid recovery. Interest rates rose briefly in January on expectations of an imminent recovery, only to consolidate through the spring in the absence of decisive economic developments. The market moved out of this pattern in May, when Federal Reserve minutes acknowledged its heightened concern about deflation as a possibility, "however remote." These comments sent yields plummeting to multi-decade lows, as investors sought the safety of Treasury bonds.

Interest rates reversed course once more in June when the Federal Reserve Open Market Committee cut rates by 25 basis points. This cut, half of what the market had expected, signaled to many investors that the Fed was less concerned about deflation than had previously been thought. The economy also began showing more convincing signs of strength in the third quarter. By September both consumer and corporate spending were showing strength and the GDP growth rate topped 8 percent. Interest rates moved sharply higher through the end of August in one of their strongest upward moves in years. Continuing strength in the economy balanced ongoing deflationary worries to keep interest rates largely unchanged through the end of the year.

In spite of this volatility during the year, interest rates ended the period only slightly changed. Across the bulk of the yield curve, yields moved up in parallel, increasing by roughly 50 basis points. In contrast, the very short part of the yield curve fell by 25 basis points in response to the June interest-rate cut. These changes had the effect of steepening the yield curve slightly to a configuration consistent with expectations for an improving economy. However, the implied period over which the economy would recover was, in our view, unduly pessimistic.

Mortgage-backed securities (MBSs) had a strong year in which they went from attractively priced to expensive relative to historical levels. At the beginning of the year, uncertainty over the state of the economy and prepayment speeds led investors to demand a fairly large risk premium as compensation. By early summer, the market had priced in prepayment speeds well in excess of historical levels. Once rates stabilized later in the year, MBSs' yield spreads over Treasuries began to decline as investors developed greater confidence in the clarity of economic data.

Corporate bonds entered the year with very wide yield spreads, following a string of corporate governance scandals in 2002, though their spreads had begun the process of returning from their widest levels of 2002. Corporates continued to do well through 2003 as investors were drawn to their relatively attractive yields. This pattern was strengthened when the economy showed signs of strength in the second half of the year, and corporate bonds went on to produce strong returns for the entire year. Sector performance was varied, with such economically sensitive segments as industrials and basic materials leading.

International Overview

In 2003 performance across the world's equity markets was characterized by an early weak period from January to mid March, followed by strong returns from mid March to year-end. After a first-quarter decline in the equity markets that tested the October and July 2002 lows, the markets recovered rapidly between March and early summer, based on a reduction of the risk premium for the Iraq war and its surrounding uncertainty. This recovery, which slowed during the third quarter, was revived by a year-end rally in the fourth quarter that was based on an optimistic outlook for faster economic growth in 2004. Conditions remained favorable during this strong second period, because of renewed capital spending by corporations and continued consumer spending.

In 2003 performance was led by the emerging markets, which rallied strongly, followed by the same good performance in the euro zone but more modest gains in the U.S. and U.K. The stellar performance of emerging markets in 2003 was in large part based on several countries' willingness to address their economic weaknesses by trying to cut inflation, lower budget deficits and improve their current-account balances. These countries also benefited greatly from the global pickup in growth as countries like Brazil enjoyed a boost in exports of commodities to China and the U.S. Asia remained a leveraged play on growth, particularly in regard to that of the U.S., and the region's smaller markets rallied sharply on expectations of further growth in the U.S. Growth in emerging markets was driven also by the liquidity created, as interest rates remained low throughout the period.

Among the developed economies, Japan had the strongest performance during the period. The Japanese market was driven by a combination of positive factors, not the least of which was its relatively low valuations compared to those of other regions. The Japanese economy also began to show signs of life after a protracted, multiyear decline. Economic activity was further helped considerably by the country's close trading relationship with China.

The European stock markets were similarly strong in U.S. dollar terms, though for different reasons than in Japan. While the dollar's decline of 20 percent against the euro played a major role in the outperformance of the European markets, this scenario was also the result of the composition of the major European stock market indexes. The significant weightings there of technology, materials, banks and capital goods sectors in particular was a major factor, as the more cyclical sectors of the French, German and Spanish markets did well in the rally.

As elsewhere throughout Europe, the relative performance of the U.K. among the world's equity markets was largely due to its composition. Consumer staples and oil sectors dominate the U.K. stock market. Consumer staples companies, which tend to have more stable -- and thus less cyclical -- growth characteristics, lagged in the cyclical rally. Britain's oil sector also lagged, given unfavorable currency and pricing dynamics. While the U.K. economy performed relatively well during the period, a Bank of England decision to increase interest rates made the stock market somewhat less attractive to global investors.

Aggressive Equity Portfolio

For the 12-month period ended December 31, 2003, Aggressive Equity Portfolio Class X shares produced a total return of 26.06 percent versus 28.68 percent for the S&P 500 Index. For the same period, the Portfolio's Class Y shares returned
25.77 percent. THE PERFORMANCE OF THE PORTFOLIO'S TWO SHARE CLASSES VARIES BECAUSE OF DIFFERING EXPENSES. PAST PERFORMANCE IS NO GUARANTEE FOR FUTURE RESULTS.

We entered the period with a cautious outlook for the economy and the stock market given our concerns over the risk of deflation as well as the high levels of consumer and corporate debt. As a result, we kept the Portfolio positioned fairly conservatively through the first part of the year, with a technology position below that of the S&P 500 Index. This positioning limited the Portfolio's participation in the technology-led rally of the second quarter.

As the economy began to show significant signs of improvement, we shifted its composition to emphasize more economically sensitive sectors that we believed were likely to benefit from an economic recovery. This strategy resulted in overweighted positions relative to the S&P 500 Index in technology, industrials and basic materials, all of which went on to perform strongly. While these positions were added after the inception of the rally, they were sufficient to boost the Portfolio's performance in the latter part of the year.

[CHART]

GROWTH OF $10,000: AGGRESSIVE EQUITY -- CLASS X
($ in Thousands)

                                                         FUND         S&P 500(3)
May-1999                                              $   10,000      $   10,000
Jun-1999                                              $   10,226      $   10,329
Sep-1999                                              $   10,367      $    9,683
Dec-1999                                              $   14,608      $   11,124
Mar-2000                                              $   15,951      $   11,379
Jun-2000                                              $   15,065      $   11,077
Sep-2000                                              $   16,519      $   10,969
Dec-2000                                              $   14,353      $   10,110
Mar-2001                                              $   11,284      $    8,912
Jun-2001                                              $   11,315      $    9,433
Sep-2001                                              $    9,573      $    8,049
Dec-2001                                              $   10,268      $    8,910
Mar-2002                                              $   10,258      $    8,935
Jun-2002                                              $    9,129      $    7,738
Sep-2002                                              $    7,957      $    6,401
Dec-2002                                              $    7,947      $    6,942
Mar-2003                                              $    7,755      $    6,723
Jun-2003                                              $    8,624      $    7,758
Sep-2003                                              $    8,857      $    7,963
Dec-2003                                              $   10,018(2)   $    8,933

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. PERFORMANCE FOR CLASS Y SHARES WILL VARY FROM THE PERFORMANCE OF CLASS X SHARES SHOWN ABOVE DUE TO DIFFERENCES IN EXPENSES.

                          Average Annual Total Returns

                                                   1 YEAR       SINCE INCEPTION*
--------------------------------------------------------------------------------
Class X                                             26.06%(1)        0.04%(1)
Class Y                                             25.77%(1)      (10.40)%(1)

(1) Figure assumes reinvestment of all distributions for the underlying fund based on net asset value (NAV). It does not reflect the deduction of insurance expenses, an annual contract maintenance fee, or surrender charges.
(2) Closing value on December 31, 2003 for the underlying fund. This figure does not reflect the deduction of any account fees or sales charges.
(3) The Standard & Poor's 500 Index (S&P 500(R)) is a broad-based index, the performance of which is based on the performance of 500 widely-held common stocks chosen for market size, liquidity and industry group representation. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.
*   Inception dates of May 4, 1999 for Class X and June 5, 2000 for Class Y.

Dividend Growth Portfolio

For the 12-month period ended December 31, 2003, Dividend Growth Portfolio Class X shares produced a total return of 27.89 percent versus 28.68 percent for the S&P 500 Index. For the same period, the Portfolio's Class Y shares returned
27.52 percent. THE PERFORMANCE OF THE PORTFOLIO'S TWO SHARE CLASSES VARIES BECAUSE OF DIFFERING EXPENSES. PAST PERFORMANCE IS NO GUARANTEE FOR FUTURE RESULTS.

The Portfolio's emphasis on high quality stocks with a record of paying dividends, with the potential for increasing dividends and strong cash flow return on investment that are reasonably valued has resulted in overweighted and underweighted positions in several key sectors relative to the S&P 500 Index. The Portfolio entered the period well positioned for an upturn in industrial activity, with overweighted positions relative to the S&P 500 Index in industrials and basic materials. Led by 3M, Johnson Controls and John Deere, our overweight position in industrials provided some of the Portfolio's best results. Additionally, an overweighted stance in basic materials relative to the S&P 500 proved one of our top performing allocations, including strong performance by Alcoa and Alcan. Our reduced exposure to several under performing companies, namely Microsoft and Wal-Mart, also boosted returns.

Not all of the Portfolio's holdings however, aided performance. Based on the Portfolio's underlying investment strategy, the Portfolio was underweighted relative to the S&P 500 Index in the technology sector. Our reduced exposure hindered performance as these more economically sensitive stocks rebounded well during the rally. The Portfolio also

[CHART]

GROWTH OF $10,000: DIVIDEND GROWTH -- CLASS X
($ in Thousands)

                                                         FUND         S&P 500(3)
Dec-1993                                              $   10,000      $   10,000
Dec-1994                                              $    9,673      $   10,132
Dec-1995                                              $   13,192      $   13,940
Dec-1996                                              $   16,353      $   17,139
Dec-1997                                              $   20,540      $   22,857
Dec-1998                                              $   23,473      $   29,387
Dec-1999                                              $   22,911      $   35,571
Dec-2000                                              $   24,125      $   32,329
Dec-2001                                              $   22,870      $   28,490
Dec-2002                                              $   18,751      $   22,196
Dec-2003                                              $   23,980(2)   $   28,563

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. PERFORMANCE FOR CLASS Y SHARES WILL VARY FROM THE PERFORMANCE OF CLASS X SHARES SHOWN ABOVE DUE TO DIFFERENCES IN EXPENSES.

                          Average Annual Total Returns

                          1 YEAR       5 YEARS      10 YEARS    SINCE INCEPTION*
--------------------------------------------------------------------------------
Class X                  27.89%(1)     0.43%(1)     9.14%(1)       9.46%(1)
Class Y                  27.52%(1)       --           --           1.69%(1)

(1) Figure assumes reinvestment of all distributions for the underlying fund based on net asset value (NAV). It does not reflect the deduction of insurance expenses, an annual contract maintenance fee, or surrender charges.
(2) Closing value on December 31, 2003 for the underlying fund. This figure does not reflect the deduction of any account fees or sales charges.
(3) The Standard & Poor's 500 Index (S&P 500(R)) is a broad-based index, the performance of which is based on the performance of 500 widely-held common stocks chosen for market size, liquidity and industry group representation. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.
*   Inception dates of March 1, 1990 for Class X and June 5, 2000 for Class Y.

took an overweight position in pharmaceutical stocks, which lagged other sectors based on patent expiration concerns and pipeline issues.

Equity Portfolio

For the 12-month period ended December 31, 2003, Equity Portfolio Class X shares produced a total return of 22.80 percent versus 28.68 percent for the S&P 500 Index. For the same period, the Portfolio's Class Y shares returned 22.55 percent. THE PERFORMANCE OF THE PORTFOLIO'S TWO SHARE CLASSES VARIES BECAUSE OF DIFFERING EXPENSES. PAST PERFORMANCE IS NO GUARANTEE FOR FUTURE RESULTS.

We entered the period with a cautious outlook for the economy and the stock market given our concerns over the risk of deflation as well as the high levels of consumer and corporate debt. As a result, we kept the Portfolio positioned fairly conservatively through the first part of the year, with a technology position below that of the S&P 500 Index. This positioning limited the Portfolio's participation in the technology-led rally of the second quarter.

As the economy began to show significant signs of improvement, we shifted the Portfolio's composition to emphasize more economically sensitive sectors that we believed were likely to benefit from an economic recovery. This strategy resulted in overweighted positions relative to the S&P 500 Index in technology, industrials and basic materials, all of which went on to perform strongly. While these positions were added after the inception of the rally, they were sufficient to boost the Portfolio's performance in the latter part of the year.

[CHART]

GROWTH OF $10,000: EQUITY -- CLASS X
($ in Thousands)

                                                         FUND         S&P 500(3)
Dec-1993                                              $   10,000      $   10,000
Dec-1994                                              $    9,509      $   10,132
Dec-1995                                              $   13,552      $   13,940
Dec-1996                                              $   15,228      $   17,139
Dec-1997                                              $   20,928      $   22,857
Dec-1998                                              $   27,300      $   29,387
Dec-1999                                              $   43,297      $   35,571
Dec-2000                                              $   37,948      $   32,329
Dec-2001                                              $   27,752      $   28,490
Dec-2002                                              $   21,865      $   22,196
Dec-2003                                              $   26,851(2)   $   28,563

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. PERFORMANCE FOR CLASS Y SHARES WILL VARY FROM THE PERFORMANCE OF CLASS X SHARES SHOWN ABOVE DUE TO DIFFERENCES IN EXPENSES.

                          Average Annual Total Returns

                          1 YEAR       5 YEARS     10 YEARS     SINCE INCEPTION*
--------------------------------------------------------------------------------
Class X                  22.80%(1)    (0.33)%(1)   10.38%(1)       12.15%(1)
Class Y                  22.55%(1)       --           --          (10.46)%(1)

(1) Figure assumes reinvestment of all distributions for the underlying fund based on net asset value (NAV). It does not reflect the deduction of insurance expenses, an annual contract maintenance fee, or surrender charges.
(2) Closing value on December 31, 2003 for the underlying fund. This figure does not reflect the deduction of any account fees or sales charges.
(3) The Standard & Poor's 500 Index (S&P 500(R)) is a broad-based index, the performance of which is based on the performance of 500 widely-held common stocks chosen for market size, liquidity and industry group representation. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.
*   Inception dates of March 9, 1984 for Class X and June 5, 2000 for Class Y.

European Growth Portfolio

For the 12-month period ended December 31, 2003, European Growth Portfolio Class X shares produced a total return of 29.03 percent versus 38.54 percent for the Morgan Stanley Capital International (MSCI) Europe Index. For the same period, the Portfolio's Class Y shares returned 28.70 percent. THE PERFORMANCE OF THE PORTFOLIO'S TWO SHARE CLASSES VARIES BECAUSE OF DIFFERING EXPENSES. PAST PERFORMANCE IS NO GUARANTEE FOR FUTURE RESULTS.

The Portfolio's underperformance for the period was primarily attributable to its defensive posture towards economically sensitive companies during the first half of the year. The Portfolio's overall investment strategy emphasizes companies that are well positioned for a high rate of earnings growth potential. Adhering to this trend, our holdings in the information technology, industrials and consumer discretionary sectors underperformed their more-cyclical sector peers.

The Portfolio's holdings of technology stocks were a case in point. The Portfolio held an overweight position in the sector relative to the MSCI Europe Index, which gave it exposure to one of the best-performing areas of 2003. The strength of the rally, however, favored speculative companies with lower long-term growth prospects, very weak current profitability and low cash flow. By remaining true to our investment philosophy, we deemphasized these volatile companies and therefore lagged in the rally.

Several positions proved very successful, however, led by top performers Phillips Electronics and Siemens. Both companies are well-diversified capital and consumer goods manufacturers that enjoyed strong gains

[CHART]

GROWTH OF $10,000: EUROPEAN GROWTH -- CLASS X
($ in Thousands)

                                                         FUND       MSCI EUROPE(4)
Dec-1993                                              $   10,000      $   10,000
Dec-1994                                              $   10,844      $   10,228
Dec-1995                                              $   13,641      $   12,440
Dec-1996                                              $   17,733      $   15,063
Dec-1997                                              $   20,583      $   18,648
Dec-1998                                              $   25,515      $   23,968
Dec-1999                                              $   32,943      $   27,778
Dec-2000                                              $   31,323      $   25,447
Dec-2001                                              $   25,761      $   20,383
Dec-2002                                              $   20,259      $   16,638
Dec-2003                                              $   26,140(2)   $   23,050

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. PERFORMANCE FOR CLASS Y SHARES WILL VARY FROM THE PERFORMANCE OF CLASS X SHARES SHOWN ABOVE DUE TO DIFFERENCES IN EXPENSES.

                          Average Annual Total Returns

                          1 YEAR       5 YEARS     10 YEARS     SINCE INCEPTION*
--------------------------------------------------------------------------------
Class X                  29.03%(1)     0.48%(1)    10.09%(1)       11.14%(1)
Class Y                  28.70%(1)       --           --           (7.14)%(1)

(1) Figure assumes reinvestment of all distributions for the underlying fund based on net asset value (NAV). It does not reflect the deduction of insurance expenses, an annual contract maintenance fee, or surrender charges.
(2) Closing value on December 31, 2003 for the underlying fund. This figure does not reflect the deduction of any account fees or sales charges.
(3) The Morgan Stanley Capital International (MSCI) Europe Index measures the performance for a diverse range of global stock markets within Austria, Belgium, Denmark, Finland, France, Germany, Italy, the Netherlands, Norway, Spain, Sweden, Switzerland, Ireland, Portugal, and the United Kingdom. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends. "Net dividends" reflects a reduction in dividends after taking into account withholding of taxes by certain foreign countries represented in the Index. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.
*   Inception dates of March 1, 1991 for Class X and June 5, 2000 for Class Y.

due to the upturn in corporate capital expenditure and increased semiconductor demand. Our overweight position in industrials also proved beneficial as this sector lead the market during 2003.

Global Advantage Portfolio

For the 12-month period ended December 31, 2003, Global Advantage Portfolio Class X shares produced a total return of 31.12 percent versus 33.11 percent for the MSCI World Index. For the same period, the Portfolio's Class Y shares returned 30.75 percent. THE PERFORMANCE OF THE PORTFOLIO'S TWO SHARE CLASSES VARIES BECAUSE OF DIFFERING EXPENSES. PAST PERFORMANCE IS NO GUARANTEE FOR FUTURE RESULTS.

Much of the Portfolio's underperformance owed to our positioning in financials, which we underweighted relative to the MSCI World Index during the period on the expectation that banks in particular would suffer if interest rates rose as a result of economic recovery. This position negatively affected performance as the yield curves remained largely flat until very late in the period. We overweighted the media sector relative to the MSCI World Index in anticipation of an improvement in corporate advertising expenditure. Unfortunately, this scenario did not materialize during the period and the position hampered performance, as did stock selection in the sector. An underweight stance relative to the MSCI World Index in retail and apparel also detracted from performance, as did stock selection in underperforming U.S. and Japanese telecommunications stocks.

[CHART]

GROWTH OF $10,000: GLOBAL ADVANTAGE -- CLASS X
($ in Thousands)

                                                         FUND        MSCI WORLD(3)
May-1998                                              $   10,000      $   10,000
Jun-1998                                              $    9,860      $   10,227
Sep-1998                                              $    8,290      $    9,001
Dec-1998                                              $    9,810      $   10,902
Mar-1999                                              $    9,980      $   11,291
Jun-1999                                              $   10,485      $   11,830
Sep-1999                                              $   10,495      $   11,654
Dec-1999                                              $   12,447      $   13,620
Mar-2000                                              $   12,779      $   13,760
Jun-2000                                              $   12,101      $   13,272
Sep-2000                                              $   11,637      $   12,605
Dec-2000                                              $   10,283      $   11,825
Mar-2001                                              $    8,566      $   10,307
Jun-2001                                              $    8,698      $   10,578
Sep-2001                                              $    7,378      $    9,058
Dec-2001                                              $    7,884      $    9,836
Mar-2002                                              $    7,972      $    9,869
Jun-2002                                              $    7,286      $    8,969
Sep-2002                                              $    5,777      $    7,320
Dec-2002                                              $    6,243      $    7,880
Mar-2003                                              $    5,888      $    7,481
Jun-2003                                              $    6,896      $    8,756
Sep-2003                                              $    7,221      $    9,179
Dec-2003                                              $    8,186(2)   $   10,489

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. PERFORMANCE FOR CLASS Y SHARES WILL VARY FROM THE PERFORMANCE OF CLASS X SHARES SHOWN ABOVE DUE TO DIFFERENCES IN EXPENSES.

                          Average Annual Total Returns

                                       1 YEAR       5 YEARS     SINCE INCEPTION*
--------------------------------------------------------------------------------
Class X                               31.12%(1)    (3.56)%(1)      (3.50)%(1)
Class Y                               30.75%(1)       --          (10.61)%(1)

(1) Figure assumes reinvestment of all distributions for the underlying fund based on net asset value (NAV). It does not reflect the deduction of insurance expenses, an annual contract maintenance fee, or surrender charges.
(2) Closing value on December 31, 2003 for the underlying fund. This figure does not reflect the deduction of any account fees or sales charges.
(3) The Morgan Stanley Capital International (MSCI) World Index measures performance from a diverse range of global stock markets including securities representative of the market structure of 22 developed market countries in North America, Europe, and the Asia/Pacific region. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends. "Net dividends" reflects a reduction in dividends after taking into account withholding of taxes by certain foreign countries represented in the Index. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.
*   Inception dates of May 18, 1998 for Class X and June 5, 2000 for Class Y.

On a positive note, automobile stocks contributed solid gains as European auto companies bounced back from low valuations while U.S. companies delivered improved news regarding their pensions. The Portfolio also benefited from our decision to overweight technology stocks relative to the MSCI World Index, particularly in the semiconductor sector. Many of these companies became significantly undervalued during the bear market, and were attractive purchases given our expectations for improved economic activity. The Portfolio also gained from its overweight positions and strong stock selection in capital goods and consumer durables relative to the MSCI World Index, both of which rallied strongly with other economically sensitive sectors. Our bottom-up stock selection process resulted in an overweighted allocation in Europe and Japan in comparison to the MSCI World Index, two of the period's better-performing markets.

Global Dividend Growth Portfolio

For the 12-month period ended December 31, 2003, Global Dividend Growth Portfolio Class X shares produced a total return of 32.07 percent versus 33.11 percent for the MSCI World Index. For the same period, the Portfolio's Class Y shares returned 31.64 percent. THE PERFORMANCE OF THE PORTFOLIO'S TWO SHARE CLASSES VARIES BECAUSE OF DIFFERING EXPENSES. PAST PERFORMANCE IS NO GUARANTEE FOR FUTURE RESULTS.

During the period we remained focused on bottom-up stock selection. The resulting sector and regional tilts within the Portfolio were a residual of that

[CHART]

GROWTH OF $10,000: GLOBAL DIVIDEND GROWTH -- CLASS X
($ in Thousands)

                                                         FUND        MSCI WORLD(3)
Feb-1994                                              $   10,000      $   10,000
Mar-1994                                              $    9,576      $    9,639
Jun-1994                                              $   10,031      $    9,928
Sep-1994                                              $   10,224      $   10,141
Dec-1994                                              $   10,027      $   10,067
Mar-1995                                              $   10,565      $   10,538
Jun-1995                                              $   11,126      $   10,988
Sep-1995                                              $   11,645      $   11,601
Dec-1995                                              $   12,236      $   12,153
Mar-1996                                              $   12,784      $   12,648
Jun-1996                                              $   13,257      $   13,014
Sep-1996                                              $   13,528      $   13,187
Dec-1996                                              $   14,388      $   13,791
Mar-1997                                              $   14,442      $   13,831
Jun-1997                                              $   16,399      $   15,913
Sep-1997                                              $   16,912      $   16,368
Dec-1997                                              $   16,121      $   15,965
Mar-1998                                              $   17,898      $   18,251
Jun-1998                                              $   17,684      $   18,622
Sep-1998                                              $   15,486      $   16,390
Dec-1998                                              $   18,141      $   19,851
Mar-1999                                              $   18,162      $   20,559
Jun-1999                                              $   20,003      $   21,540
Sep-1999                                              $   19,742      $   21,221
Dec-1999                                              $   20,799      $   24,800
Mar-2000                                              $   19,784      $   25,055
Jun-2000                                              $   19,627      $   24,166
Sep-2000                                              $   18,942      $   22,952
Dec-2000                                              $   20,280      $   21,532
Mar-2001                                              $   18,958      $   18,767
Jun-2001                                              $   19,526      $   19,261
Sep-2001                                              $   17,189      $   16,493
Dec-2001                                              $   19,013      $   17,910
Mar-2002                                              $   19,659      $   17,971
Jun-2002                                              $   19,295      $   16,331
Sep-2002                                              $   15,318      $   13,329
Dec-2002                                              $   16,633      $   14,348
Mar-2003                                              $   15,217      $   13,622
Jun-2003                                              $   18,200      $   15,943
Sep-2003                                              $   19,232      $   16,714
Dec-2003                                              $   21,967(2)   $   19,098

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. PERFORMANCE FOR CLASS Y SHARES WILL VARY FROM THE PERFORMANCE OF CLASS X SHARES SHOWN ABOVE DUE TO DIFFERENCES IN EXPENSES.

                          Average Annual Total Returns

                          1 YEAR       5 YEARS     10 YEARS     SINCE INCEPTION*
--------------------------------------------------------------------------------
Class X                  32.07%(1)     3.90%(1)       --            8.32%(1)
Class Y                  31.64%(1)       --           --            2.07%(1)

(1) Figure assumes reinvestment of all distributions for the underlying fund based on net asset value (NAV). It does not reflect the deduction of insurance expenses, an annual contract maintenance fee, or surrender charges.
(2) Closing value on December 31, 2003 for the underlying fund. This figure does not reflect the deduction of any account fees or sales charges.
(3) The Morgan Stanley Capital International (MSCI) World Index measures performance from a diverse range of global stock markets including securities representative of the market structure of 22 developed market countries in North America, Europe, and the Asia/Pacific region. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends. "Net dividends" reflects a reduction in dividends after taking into account withholding of taxes by certain foreign countries represented in the Index. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.
*   Inception dates of February 23, 1994 for Class X and June 5, 2000 for Class
    Y.

process. The Portfolio's relative underperformance can be attributed to three sectors: technology, consumer discretionary and telecom services. In the technology sector, our stock picks tended to focus on the better value and better quality companies. These securities lagged more cyclical securities within the sector. Further, our concern over excessive valuations led us to an underweighted position in the sector relative to the MSCI World Index, which limited the Portfolio's participation in the technology-led rally.

Our overweight position relative to the MSCI World Index in the telecommunications sector detracted from performance, as did our selections in the sector, which favored U.S. operators over lower-quality European companies. Unfortunately, the European companies were favored in this phase of the market's recovery while U.S. operators lagged. The Portfolio's returns were also hampered by stock selection in the consumer discretionary sector, as we avoided many of the highly valued media and leisure stocks, which were also most favored during this year's economic recovery.

Relative performance in all other sectors was positive. Stock selection contributed significantly to the Portfolio in the health care sector, where we favored pharmaceutical stocks with strong franchises and improving drug pipelines. Stock selection and our overweight position in the materials sector, which provided the market's second best returns over the period, were also positive contributors. The Portfolio additionally benefited from stock selection in financials principally as a consequence of the stocks we favored amongst the banks and diversified financial groups. Strong stock selection in the consumer staples sector also boosted performance. Here we favored European food, beverage and U.S. tobacco companies.

High Yield Portfolio

For the 12-month period ended December 31, 2003, High Yield Portfolio Class X shares produced a total return of 27.73 percent versus 28.97 percent for Lehman Brothers U.S. Corporate High Yield Index. For the same period, the Portfolio's Class Y shares returned 27.43 percent. THE PERFORMANCE OF THE PORTFOLIO'S TWO SHARE CLASSES VARIES BECAUSE OF DIFFERING EXPENSES. PAST PERFORMANCE IS NO GUARANTEE FOR FUTURE RESULTS.

The Portfolio was negatively impacted by our decision to deemphasize lower-rated securities. The rapid rise in the market price of CCC rated debt led us to trim some of the Portfolio's exposure to those securities in order to redeploy assets into parts of the market we viewed as more attractive. This approach caused the Portfolio to miss some of the price appreciation in lower-rated securities as they continued to gain through the end of the period. While the Portfolio did benefit from good credit selection within utilities, our stringent criteria made it difficult to find attractive companies in that sector given its widespread problem of overcapacity. As a result, we deemphasized utilities bonds, which during the period performed strongly as a sector.

These negative factors were largely balanced by strong issue selection. Many of the Portfolio's best performers entered the year at a steep discount to their par value, and enjoyed robust price appreciation in addition to earning attractive coupons over the course of the year. In the wireless sector, the Portfolio's position in Nextel benefited from that company's continued financial strength coupled with a low valuation at the beginning of the period. The Portfolio enjoyed similarly strong performance from companies in the broadcasting, utilities, cable, telecommunications and chemicals sectors. Our

[CHART]

GROWTH OF $10,000: HIGH YIELD -- CLASS X
($ in Thousands)

                                                         FUND          LEHMAN(3)
Dec-1993                                              $   10,000      $   10,000
Dec-1994                                              $    9,753      $    9,897
Dec-1995                                              $   11,210      $   11,795
Dec-1996                                              $   12,552      $   13,134
Dec-1997                                              $   14,042      $   14,810
Dec-1998                                              $   13,171      $   15,086
Dec-1999                                              $   12,996      $   15,447
Dec-2000                                              $    8,808      $   14,542
Dec-2001                                              $    5,836      $   15,310
Dec-2002                                              $    5,419      $   15,095
Dec-2003                                              $    6,922(2)   $   19,468

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. PERFORMANCE FOR CLASS Y SHARES WILL VARY FROM THE PERFORMANCE OF CLASS X SHARES SHOWN ABOVE DUE TO DIFFERENCES IN EXPENSES.

                          Average Annual Total Returns

                          1 YEAR       5 YEARS      10 YEARS    SINCE INCEPTION*
--------------------------------------------------------------------------------
Class X                  27.73%(1)   (12.07)%(1)   (3.61)%(1)       3.29%(1)
Class Y                  27.43%(1)       --           --          (15.60)%(1)

(1) Figure assumes reinvestment of all distributions for the underlying fund based on net asset value (NAV). It does not reflect the deduction of insurance expenses, an annual contract maintenance fee, or surrender charges.
(2) Closing value on December 31, 2003 for the underlying fund. This figure does not reflect the deduction of any account fees or sales charges.
(3) The Lehman Brothers U.S. Corporate High Yield Index tracks the performance of all below investment-grade securities which have at least $100 million in outstanding issuance, a maturity greater than one year, and are issued in fixed-rate U.S. dollar denominations. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.
*   Inception dates of March 9, 1984 for Class X and June 5, 2000 for Class Y.

decision to underweight the consumer products sector relative to the Lehman Brothers High Yield Index also helped performance.

Income Builder Portfolio

For the 12-month period ended December 31, 2003, Income Builder Portfolio's Class X Shares posted a total return of 20.84 percent compared to 30.03 percent for the Russell 1000 Value Index and 4.67 percent for the Lehman Brothers U.S. Government/Credit Index. For the same period, the Portfolio's Class Y shares returned 20.51 percent. THE PERFORMANCE OF THE TWO SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

The Portfolio's performance was hindered by some positions that did not exceed expectations. The Portfolio's holdings in Schering Plough, which lost the patent on an important anti-allergy drug (allowing it to be made generically and sold over the counter), proved to be one of our biggest disappointments. Our position in the telecommunications company Sprint also detracted from performance, as it experienced troubles stemming from sector overcapacity, narrowing profit margins, portability of wireless numbers between carriers and erosion of pricing power.

The Portfolio enjoyed its largest gains in economically sensitive sectors, which rallied sharply on rising optimism regarding the U.S. economy's prospects. Basic materials proved to be the Portfolio's top contributor to performance in both stock selection and sector allocation, led by mining company Phelps-Dodge. Holdings in the financial

[CHART]

GROWTH OF $10,000: INCOME BUILDER -- CLASS X
($ in Thousands)

                                     FUND      RUSSELL 1000 VALUE(3)  LEHMAN(4)
Jan-1997                          $   10,000       $   10,000         $   10,000
Mar-1997                          $    9,830       $    9,779         $    9,924
Jun-1997                          $   10,801       $   11,220         $   10,285
Sep-1997                          $   11,885       $   12,338         $   10,645
Dec-1997                          $   12,238       $   12,889         $   10,987
Mar-1998                          $   12,977       $   14,392         $   11,153
Jun-1998                          $   12,843       $   14,456         $   11,445
Sep-1998                          $   11,499       $   12,781         $   12,012
Dec-1998                          $   12,632       $   14,903         $   12,027
Mar-1999                          $   12,442       $   15,117         $   11,884
Jun-1999                          $   13,767       $   16,822         $   11,754
Sep-1999                          $   12,794       $   15,174         $   11,817
Dec-1999                          $   13,524       $   15,998         $   11,769
Mar-2000                          $   13,166       $   16,075         $   12,086
Jun-2000                          $   12,970       $   15,321         $   12,261
Sep-2000                          $   13,249       $   16,526         $   12,613
Dec-2000                          $   13,547       $   17,121         $   13,164
Mar-2001                          $   13,793       $   16,118         $   13,585
Jun-2001                          $   14,210       $   16,905         $   13,626
Sep-2001                          $   13,175       $   15,054         $   14,275
Dec-2001                          $   13,859       $   16,164         $   14,283
Mar-2002                          $   14,300       $   16,825         $   14,216
Jun-2002                          $   13,672       $   15,392         $   14,749
Sep-2002                          $   11,900       $   12,502         $   15,590
Dec-2002                          $   12,800       $   13,655         $   15,860
Mar-2003                          $   12,413       $   12,990         $   16,121
Jun-2003                          $   13,896       $   15,234         $   16,689
Sep-2003                          $   14,197       $   15,549         $   16,605
Dec-2003                          $   15,467(2)    $   17,755         $   16,600

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. PERFORMANCE FOR CLASS Y SHARES WILL VARY FROM THE PERFORMANCE OF CLASS X SHARES SHOWN ABOVE DUE TO DIFFERENCES IN EXPENSES.

                          Average Annual Total Returns

                                       1 YEAR       5 YEARS     SINCE INCEPTION*
--------------------------------------------------------------------------------
Class X                               20.84%(1)     4.13%(1)        6.49%(1)
Class Y                               20.51%(1)       --            3.86%(1)

(1) Figure assumes reinvestment of all distributions for the underlying fund based on net asset value (NAV). It does not reflect the deduction of insurance expenses, an annual contract maintenance fee, or surrender charges.
(2) Closing value on December 31, 2003 for the underlying fund. This figure does not reflect the deduction of any account fees or sales charges.
(3) The Russell 1000 Value Index measures the performance of those companies in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. The Index does not include any expenses, fees, or charges. The Index is unmanaged and should not be considered an investment.
(4) The Lehman Brothers U.S. Government/Credit Index tracks the performance of government and corporate obligations, including U.S. government agency and Treasury securities and corporate and Yankee bonds. The Index does not include any expenses, fees or charges. Such costs would lower performance. It is not possible to invest directly in an index.
*   Inception dates of January 21, 1997 for Class X and June 5, 2000 for Class
    Y.

sector also boosted performance, with investment banking and brokerage companies gaining sharply on rising profits. Consumer discretionary stocks rallied as consumer spending remained strong, and our holdings in this sector performed even more strongly, led by Time Warner, Starwood Hotels and Disney. The Portfolio also benefited from its position in Ingersoll Rand, a construction and construction equipment company.

Information Portfolio

For the 12-month period ended December 31, 2003, Information Portfolio Class X shares produced a total return of 61.07 percent versus 28.68 percent for the S&P 500 Index. For the same period, the Portfolio's Class Y shares returned 60.61 percent. THE PERFORMANCE OF THE PORTFOLIO'S TWO SHARE CLASSES VARIES BECAUSE OF DIFFERING EXPENSES. PAST PERFORMANCE IS NO GUARANTEE FOR FUTURE RESULTS.

The Portfolio benefited greatly from its emphasis on the technology sector, which outperformed all other segments of the equity market in 2003. The Portfolio also gained from our decision in April to tilt the portfolio toward the semiconductor, capital equipment and telecommunications services industries. Our strategy was driven by expectations for an improvement in both the economy and, as a result, technology spending by both businesses and consumers. This positioning proved highly beneficial to the Portfolio as economically sensitive stocks outperformed strongly during the period. Our best stock picks were Anteon, which rose as a result of increased government spending on information technology development, and Avaya, which we correctly identified as having great turnaround potential. The Portfolio also enjoyed strong returns from its global holdings, led by Chinese internet and wireless stocks and Latin American wireless companies.

[CHART]

GROWTH OF $10,000: INFORMATION -- CLASS X AND CLASS Y
($ in Thousands)

                                       CLASS X         CLASS Y        S&P 500(3)
Nov-2000                              $   10,000      $   10,000      $   10,000
Dec-2000                              $    9,310      $    9,310      $    9,236
Mar-2001                              $    5,730      $    5,720      $    8,142
Jun-2001                              $    6,140      $    6,129      $    8,618
Sep-2001                              $    4,016      $    4,006      $    7,353
Dec-2001                              $    5,318      $    5,308      $    8,139
Mar-2002                              $    4,818      $    4,807      $    8,163
Jun-2002                              $    3,474      $    3,466      $    7,069
Sep-2002                              $    2,560      $    2,544      $    5,848
Dec-2002                              $    3,027      $    3,010      $    6,342
Mar-2003                              $    3,007      $    2,990      $    6,142
Jun-2003                              $    3,728      $    3,710      $    7,087
Sep-2003                              $    4,256      $    4,226      $    7,275
Dec-2003                              $    4,876(2)   $    4,835(2)   $    8,160

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. PERFORMANCE FOR CLASS X AND CLASS Y SHARES WILL VARY DUE TO DIFFERENCES IN EXPENSES.

                          Average Annual Total Returns

                                                    1 YEAR      SINCE INCEPTION*
--------------------------------------------------------------------------------
Class X                                            61.07%(1)      (20.40)%(1)
Class Y                                            60.61%(1)      (20.61)%(1)

(1) Figure assumes reinvestment of all distributions for the underlying fund based on net asset value (NAV). It does not reflect the deduction of insurance expenses, an annual contract maintenance fee, or surrender charges.
(2) Closing value on December 31, 2003 for the underlying fund. This figure does not reflect the deduction of any account fees or sales charges.
(3) The Standard & Poor's 500 Index (S&P 500(R)) is a broad-based index, the performance of which is based on the performance of 500 widely-held common stocks chosen for market size, liquidity and industry group representation. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.
*   Inception date of November 6, 2000.

While these positions contributed to performance, we did not implement them in time to catch the first weeks of the market's second-quarter rally. Our analysis at the open of the period led us to position the Portfolio cautiously in light of geopolitical uncertainties and the financial health of the technology sector following several years of poor performance. Our concerns led us to tilt the Portfolio in the first months of the period toward more-conservative industries such as software and services, which lagged during the rally.

Limited Duration Portfolio

For the 12-month period ended December 31, 2003, Limited Duration Portfolio Class X shares produced a total return of 2.23 percent versus 5.40 percent for the Lehman Brothers 1-5 Year U.S. Credit Index. For the same period, the Portfolio's Class Y shares returned 1.98 percent. THE PERFORMANCE OF THE PORTFOLIO'S TWO SHARE CLASSES VARIES BECAUSE OF DIFFERING EXPENSES. PAST PERFORMANCE IS NO GUARANTEE FOR FUTURE RESULTS.

The Portfolio's underperformance relative to the Lehman Brothers 1-5 Year U.S. Credit Index stemmed largely from our conservative positioning. At the beginning of the period, we believed that prevailing interest rates did not reflect the prospect of economic improvement that seemed imminent. As a result, we reduced the Portfolio's duration (a measure of interest-rate sensitivity) in order to limit the potential negative impact of rising rates. Unfortunately, this strategy had the effect of reducing the Portfolio's exposure to the best-performing segment of the yield curve.

[CHART]

GROWTH OF $10,000: LIMITED DURATION -- CLASS X
($ in Thousands)

                                                         FUND          LEHMAN(3)
May-1999                                              $   10,000      $   10,000
Jun-1999                                              $    9,973      $    9,969
Sep-1999                                              $   10,093      $   10,063
Dec-1999                                              $   10,156      $   10,125
Mar-2000                                              $   10,261      $   10,240
Jun-2000                                              $   10,397      $   10,398
Sep-2000                                              $   10,582      $   10,706
Dec-2000                                              $   10,749      $   10,983
Mar-2001                                              $   10,940      $   11,385
Jun-2001                                              $   11,018      $   11,544
Sep-2001                                              $   11,415      $   12,001
Dec-2001                                              $   11,472      $   12,052
Mar-2002                                              $   11,451      $   12,053
Jun-2002                                              $   11,665      $   12,416
Sep-2002                                              $   11,854      $   12,833
Dec-2002                                              $   11,937      $   13,122
Mar-2003                                              $   12,020      $   13,360
Jun-2003                                              $   12,082      $   13,726
Sep-2003                                              $   12,135      $   13,788
Dec-2003                                              $   12,203(2)   $   13,831

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. PERFORMANCE FOR CLASS Y SHARES WILL VARY FROM THE PERFORMANCE OF CLASS X SHARES SHOWN ABOVE DUE TO DIFFERENCES IN EXPENSES.

                          Average Annual Total Returns

                                                     1 YEAR     SINCE INCEPTION*
--------------------------------------------------------------------------------
Class X                                             2.23%(1)        4.37%(1)
Class Y                                             1.98%(1)        4.51%(1)

(1) Figure assumes reinvestment of all distributions for the underlying fund based on net asset value (NAV). It does not reflect the deduction of insurance expenses, an annual contract maintenance fee, or surrender charges.
(2) Closing value on December 31, 2003 for the underlying fund. This figure does not reflect the deduction of any account fees or sales charges.
(3) The Lehman Brothers U.S. Credit Index (1-5 Year) includes U.S. corporate and specified foreign debentures and secured notes with maturities of one to five years. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.
*   Inception dates of May 4, 1999 for Class X and June 5, 2000 for Class Y.

We also chose to tilt the Portfolio toward mortgage-backed securities, with an emphasis on premium-coupon bonds. While plunging interest rates in the first half of the year sent prepayments soaring, our analysis indicated that the market had priced in even higher speeds than were appropriate. We moved to capitalize on what appeared to be a compelling relative-value opportunity in the securities, only to have them underperform other segments of the bond market.

Money Market Portfolio

As of December 31, 2003, Money Market Portfolio had net assets of more than $345 million with an average maturity of 35 days. For the seven-day period ended December 31, 2003, the Portfolio provided an effective annualized yield of 0.51 percent and a current yield of 0.51 percent, while its 30-day moving average yield for December was 0.53 percent. For the 12-month period ended December 31, 2003, the Portfolio's Class X shares provided a total return of 0.67 percent.

For the seven-day period ended December 31, 2003, the Portfolio's Class Y shares provided an effective annualized yield of 0.27 percent and a current yield of
0.29 percent, while its 30-day moving average yield for December was 0.28 percent. For the 12-month period ended December 31, 2003, the portfolio's Class Y shares provided a total return of 0.42 percent. THE PERFORMANCE OF THE PORTFOLIO'S TWO SHARE CLASSES VARIES BECAUSE OF DIFFERING EXPENSES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Our strategy in managing the Portfolio remained consistent with our long-term focus on maintaining preservation of capital and very high liquidity. As always, we adhered to a conservative approach that avoided the use of derivatives or structured notes that might fluctuate excessively with changing interest rates. On December 31, 2003, approximately 67 percent of the Portfolio was invested in high-quality commercial paper, 24 percent in federal agency obligations and the remaining 9 percent in certificates of deposit and short-term bank notes issued by financially strong commercial banks. At the end of the fiscal period, approximately 96 percent of the Portfolio's holdings were due to mature in less than four months.

Pacific Growth Portfolio

For the 12-month period ended December 31, 2003, Pacific Growth Portfolio Class X shares produced a total return of 29.64 percent versus 33.11 percent for the MSCI World Index. For the same period, the Portfolio's Class Y shares returned
28.20 percent. THE PERFORMANCE OF THE PORTFOLIO'S TWO SHARE CLASSES VARIES BECAUSE OF DIFFERING EXPENSES. PAST PERFORMANCE IS NO GUARANTEE FOR FUTURE RESULTS.

While within the normal operating range, the Portfolio's cash position served to dampen the strong gains of its equity holdings and was the primary cause of the Portfolio's underperformance relative to its benchmark.

The strong performance of the Portfolio's equity holdings owed primarily to our underweight position in Japan relative to the MSCI World Index as Japan slightly lagged its smaller Asian peers in the rally. Within the Japanese market, the Portfolio also benefited from our strategy of emphasizing large capitalization stocks, especially within the technology and capital goods sectors. For example, although we believed the Japanese technology sector had a generally positive profit outlook, we modestly reduced exposure to the sector while increasing the number of holdings in companies with relatively strong balance sheets. This approach bore fruit early in the second half of the year when investors shifted their attention away from small capitalization stocks to larger capitalization companies in technology and other globally competitive sectors. Strong stock selection within the consumer durables and automobile sectors also supported relative performance.

[CHART]

GROWTH OF $10,000: PACIFIC GROWTH -- CLASS X
($ in Thousands)

                                                         FUND        MSCI WORLD(3)
Feb-1994                                              $   10,000      $   10,000
Mar-1994                                              $    8,984      $    9,639
Jun-1994                                              $    9,380      $    9,928
Sep-1994                                              $   10,211      $   10,141
Dec-1994                                              $    9,327      $   10,067
Mar-1995                                              $    9,007      $   10,538
Jun-1995                                              $    9,701      $   10,988
Sep-1995                                              $    9,801      $   11,601
Dec-1995                                              $    9,862      $   12,153
Mar-1996                                              $   10,513      $   12,648
Jun-1996                                              $   10,554      $   13,014
Sep-1996                                              $   10,184      $   13,187
Dec-1996                                              $   10,246      $   13,791
Mar-1997                                              $    9,762      $   13,831
Jun-1997                                              $   10,440      $   15,913
Sep-1997                                              $    8,813      $   16,368
Dec-1997                                              $    6,383      $   15,965
Mar-1998                                              $    6,529      $   18,251
Jun-1998                                              $    4,958      $   18,622
Sep-1998                                              $    4,553      $   16,390
Dec-1998                                              $    5,720      $   19,851
Mar-1999                                              $    6,119      $   20,559
Jun-1999                                              $    7,461      $   21,540
Sep-1999                                              $    7,819      $   21,221
Dec-1999                                              $    9,500      $   24,800
Mar-2000                                              $    9,578      $   25,055
Jun-2000                                              $    8,902      $   24,166
Sep-2000                                              $    7,572      $   22,952
Dec-2000                                              $    6,321      $   21,532
Mar-2001                                              $    5,650      $   18,767
Jun-2001                                              $    5,556      $   19,261
Sep-2001                                              $    4,346      $   16,493
Dec-2001                                              $    4,588      $   17,910
Mar-2002                                              $    4,668      $   17,971
Jun-2002                                              $    4,403      $   16,331
Sep-2002                                              $    3,654      $   13,329
Dec-2002                                              $    3,539      $   14,348
Mar-2003                                              $    3,262      $   13,622
Jun-2003                                              $    3,631      $   15,943
Sep-2003                                              $    4,265      $   16,714
Dec-2003                                              $    4,588(2)   $   19,098

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. PERFORMANCE FOR CLASS Y SHARES WILL VARY FROM THE PERFORMANCE OF CLASS X SHARES SHOWN ABOVE DUE TO DIFFERENCES IN EXPENSES.

                          Average Annual Total Returns

                                       1 YEAR       5 YEARS     SINCE INCEPTION*
--------------------------------------------------------------------------------
Class X                               29.64%(1)    (4.31)%(1)      (7.61)%(1)
Class Y                               28.20%(1)       --          (16.63)%(1)

(1) Figure assumes reinvestment of all distributions for the underlying fund based on net asset value (NAV). It does not reflect the deduction of insurance expenses, an annual contract maintenance fee, or surrender charges.
(2) Closing value on December 31, 2003 for the underlying fund. This figure does not reflect the deduction of any account fees or sales charges.
(3) The Morgan Stanley Capital International (MSCI) World Index measures performance from a diverse range of global stock markets including securities representative of the market structure of 22 developed market countries in North America, Europe, and the Asia/Pacific region. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends. "Net dividends" reflects a reduction in dividends after taking into account withholding of taxes by certain foreign countries represented in the Index. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.
*   Inception dates of February 23, 1994 for Class X and June 5, 2000 for Class
    Y.

The Portfolio also benefited from key strategies in several of the region's other markets. Stock selection in Hong Kong, specifically in the consumer discretionary and financials areas, also contributed positively to performance. The rising Australian dollar and commodity prices were powerful supports for the Australian market, and the Portfolio benefited from its holdings of financial stocks there. It also enjoyed strong performance from its capital goods stocks (particularly electrical equipment) in India.

Key detractors from performance during the period included Chinese stock selection, the Portfolio's overweight in South Korea and an underweighting in Japanese banks. In the Chinese stock market, the Portfolio's performance was hampered by poor stock selection in the energy sector. The Portfolio's overweighted position in South Korea was also a net negative. Like Japan, the South Korean market's gains were strong but lower than those of its peers. Although the Portfolio's small exposure to Japan's languishing banking sector helped it to sidestep major declines in the first three quarters of 2003, the sector rose so sharply late in the period due to buying from momentum investors that the Portfolio's underweighted position to the sector ultimately detracted from relative performance.

Quality Income Plus Portfolio

For the 12-month period ended December 31, 2003, Quality Income Plus Portfolio Class X shares produced a total return of 8.45 percent versus 4.10 percent for the Lehman Brothers U.S. Aggregate Index. For the same period, the Portfolio's Class Y shares returned 8.09 percent. THE PERFORMANCE OF THE PORTFOLIO'S TWO SHARE CLASSES VARIES BECAUSE OF DIFFERING EXPENSES. PAST PERFORMANCE IS NO GUARANTEE FOR FUTURE RESULTS.

[CHART]

GROWTH OF $10,000: QUALITY INCOME -- CLASS X
($ in Thousands)

                                                         FUND          LEHMAN(3)
Dec-1993                                              $   10,000      $   10,000
Dec-1994                                              $    9,337      $    9,708
Dec-1995                                              $   11,606      $   11,502
Dec-1996                                              $   11,787      $   11,920
Dec-1997                                              $   13,095      $   13,070
Dec-1998                                              $   14,230      $   14,206
Dec-1999                                              $   13,616      $   14,089
Dec-2000                                              $   15,126      $   15,727
Dec-2001                                              $   16,573      $   17,055
Dec-2002                                              $   17,487      $   18,804
Dec-2003                                              $   18,964(2)   $   19,576

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. PERFORMANCE FOR CLASS Y SHARES WILL VARY FROM THE PERFORMANCE OF CLASS X SHARES SHOWN ABOVE DUE TO DIFFERENCES IN EXPENSES.

                          Average Annual Total Returns

                             1 YEAR     5 YEARS     10 YEARS    SINCE INCEPTION*
--------------------------------------------------------------------------------
Class X                     8.45%(1)    5.91%(1)    6.61%(1)        8.00%(1)
Class Y                     8.09%(1)      --          --            8.71%(1)

(1) Figure assumes reinvestment of all distributions for the underlying fund based on net asset value (NAV). It does not reflect the deduction of insurance expenses, an annual contract maintenance fee, or surrender charges.
(2) Closing value on December 31, 2003 for the underlying fund. This figure does not reflect the deduction of any account fees or sales charges.
(3) The Lehman Brothers U.S. Aggregate Index tracks the performance of all U.S. government agency and Treasury securities, investment-grade corporate debt securities, agency mortgage-backed securities, asset-backed securities and commercial mortgage-based securities. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.
*   Inception dates of March 1, 1987 for Class X and June 5, 2000 for Class Y.

The Portfolio's significant outperformance of the Lehman Brothers U.S. Aggregate Index owed largely to several strategic decisions during the period. We maintained the Portfolio's corporate exposure in the belief that corporate bonds offered unusually generous value after their underperformance in 2002, and that the economy was likely to improve. This proved to be a beneficial strategy as corporate bonds went on to rally strongly during the year. At the beginning of the period, it was our belief that the prevailing interest rates did not reflect the stronger economic results we anticipated. This led us to trim the Portfolio's duration (a measure of interest-rate exposure), a strategy that protected returns as interest rates rose, especially in the second half of the period. The Portfolio also benefited from strong security selection within its corporate bond holdings.

S&P 500 Index Portfolio

For the 12-month period ended December 31, 2003, S&P 500 Portfolio Class X shares produced a total return of 27.85 percent versus 28.68 percent for the S&P 500 Index. For the same period, the Portfolio's Class Y shares returned 27.54 percent. THE PERFORMANCE OF THE PORTFOLIO'S TWO SHARE CLASSES VARIES BECAUSE OF DIFFERING EXPENSES. PAST PERFORMANCE IS NO GUARANTEE FOR FUTURE RESULTS.

The market rally during the period was led by economically sensitive sectors, which benefited from low valuations and signs of improvement in the economy. By contrast, the Portfolio's holdings in consumer staples and utilities lagged owing to their defensive characteristics. Telecommunications positions, while also gaining, continued to suffer from overcapacity and heavy competition, exacerbated by the enactment of number portability.

[CHART]

GROWTH OF $10,000: S&P 500 INDEX -- CLASS X
($ in Thousands)

                                                         FUND         S&P 500(3)
May-1998                                              $   10,000      $   10,000
Jun-1998                                              $   10,270      $   10,275
Sep-1998                                              $    9,250      $    9,253
Dec-1998                                              $   11,220      $   11,223
Mar-1999                                              $   11,750      $   11,782
Jun-1999                                              $   12,556      $   12,613
Sep-1999                                              $   11,762      $   11,825
Dec-1999                                              $   13,490      $   13,585
Mar-2000                                              $   13,802      $   13,896
Jun-2000                                              $   13,411      $   13,527
Sep-2000                                              $   13,269      $   13,395
Dec-2000                                              $   12,224      $   12,347
Mar-2001                                              $   10,774      $   10,883
Jun-2001                                              $   11,384      $   11,520
Sep-2001                                              $    9,705      $    9,829
Dec-2001                                              $   10,729      $   10,880
Mar-2002                                              $   10,739      $   10,911
Jun-2002                                              $    9,289      $    9,450
Sep-2002                                              $    7,685      $    7,817
Dec-2002                                              $    8,316      $    8,477
Mar-2003                                              $    8,037      $    8,210
Jun-2003                                              $    9,263      $    9,474
Sep-2003                                              $    9,493      $    9,724
Dec-2003                                              $   10,633(2)   $   10,908

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. PERFORMANCE FOR CLASS Y SHARES WILL VARY FROM THE PERFORMANCE OF CLASS X SHARES SHOWN ABOVE DUE TO DIFFERENCES IN EXPENSES.

                          Average Annual Total Returns

                                        1 YEAR       5 YEARS    SINCE INCEPTION*
--------------------------------------------------------------------------------
Class X                                27.85%(1)   (1.07)%(1)       1.10%(1)
Class Y                                27.54%(1)      --           (6.76)%(1)

(1) Figure assumes reinvestment of all distributions for the underlying fund based on net asset value (NAV). It does not reflect the deduction of insurance expenses, an annual contract maintenance fee, or surrender charges.
(2) Closing value on December 31, 2003 for the underlying fund. This figure does not reflect the deduction of any account fees or sales charges.
(3) The Standard & Poor's 500 Index (S&P 500(R)) is a broad-based index, the performance of which is based on the performance of 500 widely-held common stocks chosen for market size, liquidity and industry group representation. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.
*   Inception dates of May 18, 1998 for Class X and June 5, 2000 for Class Y.

On a more positive note, many positions contributed strongly to performance. Information technology, which had suffered most heavily in the bear market of 2001 and 2002, gained most sharply due to these companies' larger upside. Materials stocks also gained sharply based on optimism for sustained U.S. economic growth and anticipation of increased capital expenditures spending. Additionally, consumer discretionary holdings contributed to positive performance, as consumer spending remained robust.

Strategist Portfolio

For the 12-month period ended December 31, 2003, Strategist Portfolio's Class X Shares posted a total return of 26.24 percent compared to 28.68 percent for the S&P 500 and 4.67 percent for the Lehman Brothers U.S. Government/Credit Index. For the same period, the Portfolio's Class Y shares returned 25.88 percent. THE PERFORMANCE OF THE TWO SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

The Portfolio entered the period with an asset allocation target of 65 percent stocks, 20 percent bonds and 15 percent cash. Relative to the Portfolio's neutral position, stock exposure was higher (65 percent versus 55 percent) while bond exposure was significantly lower (20 percent versus 35 percent) than the benchmark. We established this position based on our analysis that equities were poised to outperform bonds and cash in 2003 after an extended period of fixed income outperformance, which had left bonds somewhat overvalued, according to our research. Moreover, the combination of an

[CHART]

GROWTH OF $10,000: STRATEGIST -- CLASS X
($ in Thousands)

                                            FUND         S&P 500(3)    LEHMAN(4)
Dec-1993                                 $   10,000      $   10,000   $   10,000
Dec-1994                                 $   10,394      $   10,132   $    9,649
Dec-1995                                 $   11,370      $   13,940   $   11,506
Dec-1996                                 $   13,079      $   17,139   $   11,840
Dec-1997                                 $   14,872      $   22,857   $   12,995
Dec-1998                                 $   18,820      $   29,387   $   14,226
Dec-1999                                 $   22,086      $   35,571   $   13,921
Dec-2000                                 $   22,449      $   32,329   $   15,570
Dec-2001                                 $   20,164      $   28,490   $   16,894
Dec-2002                                 $   18,170      $   22,196   $   18,759
Dec-2003                                 $   22,938(2)   $   28,563   $   19,634

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. PERFORMANCE FOR CLASS Y SHARES WILL VARY FROM THE PERFORMANCE OF CLASS X SHARES SHOWN ABOVE DUE TO DIFFERENCES IN EXPENSES.

                          Average Annual Total Returns

                            1 YEAR      5 YEARS     10 YEARS    SINCE INCEPTION*
--------------------------------------------------------------------------------
Class X                    26.24%(1)    4.04%(1)    8.66%(1)        9.30%(1)
Class Y                    25.88%(1)      --          --            0.38%(1)

(1) Figure assumes reinvestment of all distributions for the underlying fund based on net asset value (NAV). It does not reflect the deduction of insurance expenses, an annual contract maintenance fee, or surrender charges.
(2) Closing value on December 31, 2003 for the underlying fund. This figure does not reflect the deduction of any account fees or sales charges.
(3) The Standard & Poor's 500 Index (S&P 500(R)) is a broad-based index, the performance of which is based on the performance of 500 widely-held common stocks chosen for market size, liquidity and industry group representation. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.
(4) The Lehman Brothers U.S. Government/Credit Index tracks the performance of government and corporate obligations, including U.S. government agency and Treasury securities and corporate and Yankee bonds. The Index does not include any expenses, fees or charges. Such costs would lower performance. It is not possible to invest directly in an index.
*   Inception dates of March 1, 1987 for Class X and June 5, 2000 for Class Y.

accommodative monetary policy, low inflation and recovering profits seemed to be positive factors in the overall economic environment.

The Portfolio's below-average allocation to bonds proved helpful when the fixed income market sold off in the spring. The yield on the 10-year U.S. Treasury note rose from 3.2 percent to 4.7 percent in approximately six weeks. We took advantage of this price correction to add to our bond position, raising the exposure from 20 to 30 percent. We also added to the Portfolio's equity holdings, as profits continued to show signs of a more robust recovery than anticipated. This allocation shift, which we implemented in July, proved beneficial as the equity markets continued to rally through the end of the year and bonds traded in a very narrow price range. We ended the year with the same targeted allocation established in July: 70 percent equities, 30 percent bonds.

Utilities Portfolio

For the 12-month period ended December 31, 2003, Morgan Stanley Utilities Portfolio's Class X shares produced a total return of 17.34 percent versus 28.68 percent for the S&P 500 Index. For the same period, the Portfolio's Class Y shares returned 17.17 percent. THE PERFORMANCE OF THE PORTFOLIO'S TWO SHARE CLASSES VARIES BECAUSE OF DIFFERING EXPENSES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

The Portfolio's performance was hindered by the tepid performance of the telecommunications industry. Our underlying strategy for asset allocation within the Portfolio is to maintain diversified exposure to telecommunications, natural gas and electric companies.

[CHART]

GROWTH OF $10,000: UTILITIES -- CLASS X
($ in Thousands)

                                                         FUND         S&P 500(3)
Dec-1993                                              $   10,000      $   10,000
Dec-1994                                              $    9,098      $   10,132
Dec-1995                                              $   11,704      $   13,940
Dec-1996                                              $   12,720      $   17,139
Dec-1997                                              $   16,174      $   22,857
Dec-1998                                              $   20,017      $   29,387
Dec-1999                                              $   22,562      $   35,571
Dec-2000                                              $   23,246      $   32,329
Dec-2001                                              $   17,261      $   28,490
Dec-2002                                              $   13,314      $   22,196
Dec-2003                                              $   15,623(2)   $   28,563

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. PERFORMANCE FOR CLASS Y SHARES WILL VARY FROM THE PERFORMANCE OF CLASS X SHARES SHOWN ABOVE DUE TO DIFFERENCES IN EXPENSES.

                          Average Annual Total Returns

                            1 YEAR      5 YEARS     10 YEARS    SINCE INCEPTION*
--------------------------------------------------------------------------------
Class X                    17.34%(1)   (4.84)%(1)   4.56%(1)        7.05%(1)
Class Y                    17.17%(1)      --          --          (10.21)%(1)

(1) Figure assumes reinvestment of all distributions for the underlying fund based on net asset value (NAV). It does not reflect the deduction of insurance expenses, an annual contract maintenance fee, or surrender charges.
(2) Closing value on December 31, 2003 for the underlying fund. This figure does not reflect the deduction of any account fees or sales charges.
(3) The Standard & Poor's 500 Index (S&P 500(R)) is a broad-based index, the performance of which is based on the performance of 500 widely-held common stocks chosen for market size, liquidity and industry group representation. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.
*   Inception dates of March 1, 1990 for Class X and June 5, 2000 for Class Y.

Though we trimmed our weighting in telecommunications and redistributed those assets, our exposure to the Regional Bells tempered the performance of the Portfolio.

On a more positive note, our positions in electric and natural gas companies contributed the strongest results to the Portfolio. Our increased exposure to electric companies, the largest allocation, performed strongly in light of low interest rates and improving fundamentals. Our holdings in the natural gas industry also boosted the Portfolio's performance. These companies benefited from high natural gas prices, as well as improving industry fundamentals.

Overall, we believe the Portfolio to be properly positioned to accomplish its objective of capital appreciation and current income.

We appreciate your ongoing support of Morgan Stanley Variable Investment Series and look forward to continuing to serve your investment needs.


/s/ Charles A. Fiumefreddo                  /s/ Mitchell M. Merin

Charles A. Fiumefreddo                      Mitchell M. Merin
CHAIRMAN OF THE BOARD                       PRESIDENT


Proxy Voting Policies and Procedures

A description of the Fund's policies and procedures with respect to the voting of proxies relating to the Fund's portfolio securities is available without charge, upon request, by calling (800) 869-NEWS. This information is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

Morgan Stanley Variable Investment Series - Money Market

PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2003

                                                                  ANNUALIZED
PRINCIPAL                                                           YIELD
AMOUNT IN                                                         ON DATE OF         MATURITY
THOUSANDS                                                          PURCHASE            DATE               VALUE
--------------------------------------------------------------------------------------------------------------------
             COMMERCIAL PAPER (66.6%)
             BANKING (7.1%)
$   16,500   Citicorp                                             1.07 - 1.08%  02/11/04 - 02/12/04  $    16,479,522
     8,000   Northern Trust Corp.                                     1.07            01/09/04             7,998,098
                                                                                                     ---------------
                                                                                                          24,477,620
                                                                                                     ---------------
             DIVERSIFIED MANUFACTURING (2.9%)
    10,000   General Electric Co.                                     1.10            02/13/04             9,986,861
                                                                                                     ---------------
             FINANCE - AUTOMOTIVE (14.4%)
    16,000   BMW US Capital Corp.                                     0.95            01/02/04            15,999,578
    16,000   DaimlerChrysler Revolving Auto Conduit                   1.10      01/15/04 - 01/16/04       15,992,911
     8,000   FCAR Owner Trust                                         1.08            01/08/04             7,998,320
    10,000   New Center Asset Trust                                   1.08            01/26/04             9,992,500
                                                                                                     ---------------
                                                                                                          49,983,309
                                                                                                     ---------------
             FINANCIAL CONGLOMERATES (6.9%)
     8,000   General Electric Capital Corp.                           1.07            01/22/04             7,995,007
    16,000   Mortgage Interest Networking Trust                   1.08 - 1.09   01/21/04 - 02/12/04       15,985,730
                                                                                                     ---------------
                                                                                                          23,980,737
                                                                                                     ---------------
             INTERNATIONAL BANKS (32.4%)
     9,000   ANZ (Delaware) Inc.                                      1.08            02/17/04             8,987,369
     9,000   Barclays U.S. Funding Corp.                              1.08            01/12/04             8,997,030
    14,000   CBA (Delaware) Finance Inc.                              1.07            01/20/04            13,992,094
    10,000   Dexia (Delaware) LLC                                     1.09            01/02/04             9,999,697
    17,050   ING (US) Funding LLC                                 1.08 - 1.10   01/12/04 - 02/05/04       17,038,338
     3,050   Lloyds TSB Bank PLC                                      1.08            01/22/04             3,048,078
    16,190   Royal Bank of Scotland PLC                           1.08 - 1.09   01/07/04 - 01/30/04       16,183,463
     6,690   Societe Generale N.A., Inc.                              1.09            02/05/04             6,682,943
    11,000   Toronto-Dominion Holdings (U.S.A.), Inc.                 1.08            01/23/04            10,992,774
    16,000   UBS Finance (Delaware) LLC                               0.96            01/02/04            15,999,573
                                                                                                     ---------------
                                                                                                         111,921,359
                                                                                                     ---------------
             INVESTMENT BANKS/BROKERS (2.9%)
    10,000   Goldman Sachs Group, Inc. (The)                          1.08            01/27/04             9,992,200
                                                                                                     ---------------
             TOTAL COMMERCIAL PAPER
              (COST $230,342,086)                                                                        230,342,086
                                                                                                     ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                  ANNUALIZED
PRINCIPAL                                                           YIELD
AMOUNT IN                                                         ON DATE OF         MATURITY
THOUSANDS                                                          PURCHASE            DATE               VALUE
--------------------------------------------------------------------------------------------------------------------
             U.S. GOVERNMENT AGENCIES (24.0%)
$    6,000   Federal Home Loan Banks                                 1.11%            01/14/04       $     5,997,616
    42,830   Federal National Mortgage Assoc.                     1.06 - 1.09   01/05/04 - 03/17/04       42,777,394
    34,265   Freddie Mac                                          1.04 - 1.11   02/19/04 - 05/20/04       34,174,853
                                                                                                     ---------------
             TOTAL U.S. GOVERNMENT AGENCIES
              (COST $82,949,863)                                                                          82,949,863
                                                                                                     ---------------
             CERTIFICATES OF DEPOSIT (2.0%)
     7,000   Wells Fargo Bank, N.A.
              (COST $7,000,000)                                      1.07             01/09/04             7,000,000
                                                                                                     ---------------
             SHORT-TERM BANK NOTES (6.7%)
     8,000   Bank of America, N.A.                                   1.13             05/05/04             8,000,000
    15,000   Standard Federal Bank, N.A.                             1.08             03/24/04            15,000,000
                                                                                                     ---------------
             TOTAL SHORT-TERM BANK NOTES
              (COST $23,000,000)                                                                          23,000,000
                                                                                                     ---------------
             TOTAL INVESTMENTS
              (COST $343,291,949) (a)                                                   99.3%            343,291,949
             OTHER ASSETS IN EXCESS OF LIABILITIES                                       0.7               2,294,375
                                                                                       -----         ---------------
             NET ASSETS                                                                100.0%        $   345,586,324
                                                                                       =====         ===============

----------
   (a) COST IS THE SAME FOR FEDERAL INCOME TAX PURPOSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Variable Investment Series - Limited Duration

PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2003

PRINCIPAL
AMOUNT IN                                                           COUPON    MATURITY
THOUSANDS                                                            RATE       DATE          VALUE
--------------------------------------------------------------------------------------------------------
             CORPORATE BONDS (31.7%)
             AEROSPACE & DEFENSE (0.5%)
$      155   Lockheed Martin Corp.                                    8.20%   12/01/09   $       188,452
       110   McDonnell Douglas Corp.                                 6.875    11/01/06           121,508
       120   Raytheon Co.                                             4.85    01/15/11           120,336
        50   Raytheon Co.                                             6.15    11/01/08            54,464
       190   Raytheon Co.                                             6.75    08/15/07           210,676
       150   Raytheon Co.                                             8.30    03/01/10           180,209
                                                                                         ---------------
                                                                                                 875,645
                                                                                         ---------------
             AIR FREIGHT/COURIERS (0.1%)
       145   Fedex Corp.                                             6.875    02/15/06           156,435
                                                                                         ---------------
             AIRLINES (0.1%)
       258   Southwest Airlines Co.                                  5.496    11/01/06           275,161
                                                                                         ---------------
             AUTO PARTS: O.E.M. (0.5%)
       550   Delphi Automotive Systems Corp.                         6.125    05/01/04           558,084
       290   Johnson Controls, Inc.                                   5.00    11/15/06           309,128
                                                                                         ---------------
                                                                                                 867,212
                                                                                         ---------------
             BEVERAGES: ALCOHOLIC (0.1%)
       230   Miller Brewing Co. - 144A*                               4.25    08/15/08           233,309
                                                                                         ---------------
             BROADCASTING (0.1%)
       185   Clear Channel Communications, Inc.                       7.65    09/15/10           216,898
                                                                                         ---------------
             BUILDING PRODUCTS (0.1%)
       145   Masco Corp.                                             4.625    08/15/07           151,481
                                                                                         ---------------
             CABLE/SATELLITE TV (0.2%)
       270   Comcast Corp.                                            5.85    01/15/10           288,723
       150   Cox Communications Inc.                                  7.75    08/15/06           168,349
                                                                                         ---------------
                                                                                                 457,072
                                                                                         ---------------
             CHEMICALS: MAJOR DIVERSIFIED (0.1%)
       135   ICI Wilmington, Inc.                                    4.375    12/01/08           134,640
                                                                                         ---------------
             DEPARTMENT STORES (0.5%)
       625   Federated Department Stores, Inc.                       6.625    09/01/08           692,724
       260   May Department Stores Co.                               6.875    11/01/05           280,170
                                                                                         ---------------
                                                                                                 972,894
                                                                                         ---------------
             DISCOUNT STORES (0.1%)
       100   Target Corp.                                             7.50    02/15/05           106,290
                                                                                         ---------------
             DRUGSTORE CHAINS (0.6%)
       175   CVS Corp.                                               3.875    11/01/07           179,834
       180   CVS Corp.                                                5.50    02/15/04           180,802
       640   CVS Corp.                                               5.625    03/15/06           684,775
                                                                                         ---------------
                                                                                               1,045,411
                                                                                         ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                           COUPON    MATURITY
THOUSANDS                                                            RATE       DATE          VALUE
--------------------------------------------------------------------------------------------------------
             ELECTRIC UTILITIES (0.8%)
$      525   Appalachian Power Co. (Series G)                         3.60%   05/15/08   $       519,293
       245   Columbus Southern Power                                  4.40    12/01/10           244,582
       155   Constellation Energy Group                               6.35    04/01/07           169,762
       190   Duke Energy Corp.                                        4.50    04/01/10           194,080
       170   Entergy Gulf States, Inc. - 144A*                        3.60    06/01/08           164,031
       185   Wisconsin Electric Power Co.                             4.50    05/15/13           180,999
                                                                                         ---------------
                                                                                               1,472,747
                                                                                         ---------------
             ELECTRICAL PRODUCTS (0.1%)
       190   Cooper Industries, Inc.                                  5.25    07/01/07           203,305
                                                                                         ---------------
             ENVIRONMENTAL SERVICES (0.2%)
        60   USA Waste Services, Inc.                                7.125    10/01/07            67,537
       230   Waste Management, Inc.                                  6.875    05/15/09           257,381
       130   WMX Technologies, Inc.                                   7.00    10/15/06           143,414
                                                                                         ---------------
                                                                                                 468,332
                                                                                         ---------------
             FINANCE/RENTAL/LEASING (4.2%)
       800   American General Finance Corp.                          4.625    09/01/10           811,207
       180   American General Finance Corp.                          5.875    07/14/06           194,358
       520   American Honda Finance Corp. - 144A*                     3.85    11/06/08           524,174
       600   CIT Group Inc.                                           1.40    11/04/05           600,441
       330   CIT Group Inc.                                          2.875    09/29/06           331,093
       630   CIT Group Inc.                                           6.50    02/07/06           682,619
       790   Countrywide Home Loans, Inc.                             3.25    05/21/08           777,779
       190   International Lease Finance Corp.                        3.75    08/01/07           193,933
       550   Ford Motor Credit Co.                                   6.875    02/01/06           587,304
     1,455   Ford Motor Credit Co.                                    6.50    01/25/07         1,550,975
       100   Hertz Corp.                                              7.00    07/01/04           101,907
       155   Household Finance Corp.                                 4.125    12/15/08           156,529
       140   Household Finance Corp.                                 5.875    02/01/09           152,202
        95   Household Finance Corp.                                 6.375    10/15/11           104,774
       265   Household Finance Corp.                                  6.40    06/17/08           294,095
       125   Household Finance Corp.                                  6.75    05/15/11           140,925
       760   MBNA Corp.                                              6.125    03/01/13           817,501
                                                                                         ---------------
                                                                                               8,021,816
                                                                                         ---------------
             FINANCIAL CONGLOMERATES (4.0%)
       665   Boeing Capital Corp.                                     5.75    02/15/07           718,714
       150   Chase Manhattan Corp.                                    6.00    02/15/09           164,390
        55   Chase Manhattan Corp.                                    7.00    11/15/09            63,467
       460   Citicorp                                                6.375    11/15/08           509,325
       220   Citicorp                                                 6.75    08/15/05           237,404

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                           COUPON    MATURITY
THOUSANDS                                                            RATE       DATE          VALUE
--------------------------------------------------------------------------------------------------------
$      195   Citigroup Global Markets                                 1.29%   12/12/06   $       195,014
       555   Citigroup Inc.                                           5.50    08/09/06           595,614
       560   Citigroup Inc.                                           5.75    05/10/06           603,020
     1,510   General Electric Capital Corp.                          5.375    03/15/07         1,625,387
       880   General Motors Acceptance Corp.                          4.50    07/15/06           905,850
     1,040   General Motors Acceptance Corp.                         6.125    08/28/07         1,117,985
       645   John Hancock Financial Services, Inc.                   5.625    12/01/08           697,484
       265   JP Morgan Chase & Co.                                    5.25    05/30/07           283,087
                                                                                         ---------------
                                                                                               7,716,741
                                                                                         ---------------
             FOOD RETAIL (0.7%)
       285   Kroger Co.                                              7.375    03/01/05           302,028
       392   Kroger Co.                                              7.625    09/15/06           437,124
       480   Safeway Inc.                                             6.15    03/01/06           513,855
                                                                                         ---------------
                                                                                               1,253,007
                                                                                         ---------------
             FOOD: MAJOR DIVERSIFIED (0.3%)
       125   General Mills Inc.                                      3.875    11/30/07           126,694
       350   Kraft Foods Inc.                                         5.25    06/01/07           372,656
                                                                                         ---------------
                                                                                                 499,350
                                                                                         ---------------
             FOOD: MEAT/FISH/DAIRY (0.3%)
       520   Conagra Foods, Inc.                                      6.00    09/15/06           562,413
                                                                                         ---------------
             FOREST PRODUCTS (0.8%)
       175   Weyerhaeuser Co.                                        6.125    03/15/07           189,807
     1,205   Weyerhaeuser Co.                                         6.75    03/15/12         1,316,670
                                                                                         ---------------
                                                                                               1,506,477
                                                                                         ---------------
             GAS DISTRIBUTORS (0.6%)
       970   Consolidated Natural Gas Co.                            5.375    11/01/06         1,040,531
        57   Ras Laffan Liquid Natural Gas Co. Ltd. -
              144A* (Qatar)                                          7.628    09/15/06            61,144
                                                                                         ---------------
                                                                                               1,101,675
                                                                                         ---------------
             HOME BUILDING (0.1%)
       115   Centex Corp.                                             9.75    06/15/05           127,479
                                                                                         ---------------
             HOME FURNISHINGS (0.1%)
       120   Mohawk Industries, Inc. (Class C)                        6.50    04/15/07           131,846
                                                                                         ---------------
             HOME IMPROVEMENT CHAINS (0.2%)
       330   Lowe's Companies Inc.                                    7.50    12/15/05           364,426
                                                                                         ---------------
             HOTELS/RESORTS/CRUISELINES (0.4%)
       250   Hyatt Equities LLC - 144A*                              6.875    06/15/07           268,781
       230   Marriott International, Inc. (Series D)                 8.125    04/01/05           246,721
        90   Marriott International, Inc. (Series E)                  7.00    01/15/08           100,357
       130   Starwood Hotels & Resorts Inc.                          7.375    05/01/07           141,050
                                                                                         ---------------
                                                                                                 756,909
                                                                                         ---------------
             INDUSTRIAL CONGLOMERATES (0.6%)
     1,100   Honeywell International Inc.                            5.125    11/01/06         1,178,196
                                                                                         ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                           COUPON    MATURITY
THOUSANDS                                                            RATE       DATE          VALUE
--------------------------------------------------------------------------------------------------------
             INSURANCE BROKERS/SERVICES (0.4%)
$      780   Marsh & McLennan Companies Inc.                         5.375%   03/15/07   $       834,974
                                                                                         ---------------
             INTEGRATED OIL (1.0%)
       640   Amerada Hess Corp.                                       6.65    08/15/11           694,641
       570   Conoco Funding Co. (Canada)                              5.45    10/15/06           611,946
        40   Conoco Inc.                                              5.90    04/15/04            40,514
       430   ConocoPhillips                                           8.50    05/25/05           468,908
                                                                                         ---------------
                                                                                               1,816,009
                                                                                         ---------------
             INVESTMENT BANKS/BROKERS (0.9%)
       830   Goldman Sachs Group Inc.                                4.125    01/15/08           851,786
       800   Lehman Brothers Holdings, Inc.                           8.25    06/15/07           933,209
                                                                                         ---------------
                                                                                               1,784,995
                                                                                         ---------------
             INVESTMENT MANAGERS (0.3%)
       455   TIAA Global Markets - 144A*                              5.00    03/01/07           483,100
                                                                                         ---------------
             LIFE/HEALTH INSURANCE (1.7%)
       250   Equitable Life Assurance Society - 144A*                 6.95    12/01/05           271,752
       270   John Hancock Global Funding - 144A*                     5.625    06/27/06           289,203
       395   John Hancock Global Funding II - 144A*                   7.90    07/02/10           471,301
       175   Metlife Inc.                                             5.25    12/01/06           186,925
       525   Monumental Global Funding II - 144A*                     6.05    01/19/06           564,261
       515   Pricoa Global Funding I - 144A*                          3.90    12/15/08           515,843
       340   Prudential Funding LLC (Series MTN) - 144A*              6.60    05/15/08           378,845
       475   Prudential Insurance Co. - 144A*                        6.375    07/23/06           517,736
                                                                                         ---------------
                                                                                               3,195,866
                                                                                         ---------------
             MAJOR BANKS (1.9%)
       260   Bank of America Corp.                                   3.875    01/15/08           265,321
       445   Bank of America Corp.                                    4.75    10/15/06           470,104
       215   Bank of New York Co., Inc. (The)                         5.20    07/01/07           230,513
       295   Bank One Corp.                                           6.00    02/17/09           323,518
       475   Bank One NA Illinois                                     1.27    05/05/06           475,763
       395   Fleetboston Financial Corp.                              7.25    09/15/05           429,701
       285   Huntington National Bank                                 2.75    10/16/06           287,184
       720   Wachovia Corp.                                           4.95    11/01/06           764,942
       405   Wells Fargo Co.                                         1.278    03/03/06           405,921
                                                                                         ---------------
                                                                                               3,652,967
                                                                                         ---------------
             MAJOR TELECOMMUNICATIONS (1.6%)
       250   AT&T Corp.                                               7.00    11/15/06           276,675
       470   Deutsche Telekom International Finance
              Corp. (Netherlands)                                     8.50    06/15/10           569,157

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                           COUPON    MATURITY
THOUSANDS                                                            RATE       DATE          VALUE
--------------------------------------------------------------------------------------------------------
$    1,000   GTE Corp.                                                6.36%   04/15/06   $     1,083,852
       285   Telecom Italia Capital SpA - 144A* (Luxembourg)          4.00    11/15/08           287,181
       590   Verizon Global Funding Corp.                            6.125    06/15/07           646,268
       150   Verizon Global Funding Corp.                             7.25    12/01/10           172,995
                                                                                         ---------------
                                                                                               3,036,128
                                                                                         ---------------
             MANAGED HEALTH CARE (1.1%)
       465   Aetna, Inc.                                             7.375    03/01/06           511,851
       495   Anthem, Inc.                                            4.875    08/01/05           515,822
       105   UnitedHealth Group Inc.                                  5.20    01/17/07           112,437
       445   UnitedHealth Group Inc.                                  7.50    11/15/05           488,744
       380   Wellpoint Health Network, Inc.                          6.375    06/15/06           414,558
                                                                                         ---------------
                                                                                               2,043,412
                                                                                         ---------------
             MEDIA CONGLOMERATES (0.4%)
       340   AOL Time Warner, Inc.                                   6.125    04/15/06           366,254
       400   AOL Time Warner, Inc.                                    6.15    05/01/07           435,608
                                                                                         ---------------
                                                                                                 801,862
                                                                                         ---------------
             MOTOR VEHICLES (0.7%)
       155   DaimlerChrysler North American Holdings Co.              4.05    06/04/08           154,099
       730   DaimlerChrysler North American Holdings Co.              6.40    05/15/06           782,557
       270   DaimlerChrysler North American Holdings Co.              7.30    01/15/12           301,093
                                                                                         ---------------
                                                                                               1,237,749
                                                                                         ---------------
             MULTI-LINE INSURANCE (1.0%)
       250   AIG SunAmerica Global Finance - 144A*                    5.20    05/10/04           253,456
       250   Farmers Insurance Exchange - 144A*                       8.50    08/01/04           255,308
       185   Hartford Financial Services Group, Inc.                 2.375    06/01/06           184,180
       830   Hartford Financial Services Group, Inc.                  7.75    06/15/05           899,439
       120   Hartford Financial Services Group, Inc.                  7.90    06/15/10           142,230
       225   Nationwide Mutual Insurance Co. - 144A*                  6.50    02/15/04           226,321
                                                                                         ---------------
                                                                                               1,960,934
                                                                                         ---------------
             OIL & GAS PRODUCTION (0.8%)
       265   Kerr-McGee Corp.                                        5.875    09/15/06           284,549
       265   Kerr-McGee Corp.                                        6.875    09/15/11           295,267
       170   Nexen Inc. (Canada)                                      5.05    11/20/13           168,001
       480   Pemex Project Funding Master Trust                      7.875    02/01/09           544,320
       275   Pemex Project Funding Master Trust                       8.00    11/15/11           308,687
                                                                                         ---------------
                                                                                               1,600,824
                                                                                         ---------------
             OIL REFINING/MARKETING (0.4%)
       250   Ashland, Inc.                                            7.83    08/15/05           267,417
       550   Marathon Oil Corp.                                      5.375    06/01/07           589,085
                                                                                         ---------------
                                                                                                 856,502
                                                                                         ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                           COUPON    MATURITY
THOUSANDS                                                            RATE       DATE          VALUE
--------------------------------------------------------------------------------------------------------
             OTHER CONSUMER SERVICES (0.2%)
$      220   Cendant Corp.                                            6.25%   01/15/08   $       240,240
       180   Cendant Corp.                                            6.25    03/15/10           196,043
                                                                                         ---------------
                                                                                                 436,283
                                                                                         ---------------
             OTHER METALS/MINERALS (0.3%)
       465   Inco Ltd. (Canada)                                       7.75    05/15/12           543,308
                                                                                         ---------------
             PHARMACEUTICALS: MAJOR (0.1%)
       195   Schering-Plough Corp.                                    5.30    12/01/13           198,859
                                                                                         ---------------
             PROPERTY - CASUALTY INSURERS (0.5%)
       580   Allstate Finance Global Funding II - 144A*              2.625    10/22/06           579,352
       395   Mantis Reef Ltd. - 144A* (Australia)                    4.692    11/14/08           397,483
                                                                                         ---------------
                                                                                                 976,835
                                                                                         ---------------
             PUBLISHING: NEWSPAPERS (0.3%)
       440   News America, Inc.                                       4.75    03/15/10           451,879
       172   News America, Inc.                                      6.625    01/09/08           191,476
                                                                                         ---------------
                                                                                                 643,355
                                                                                         ---------------
             PULP & PAPER (0.3%)
       275   International Paper Co.                                  3.80    04/01/08           274,402
       280   MeadWestvaco Corp.                                       2.75    12/01/05           277,761
                                                                                         ---------------
                                                                                                 552,163
                                                                                         ---------------
             RAILROADS (0.4%)
       100   Norfolk Southern Corp.                                  7.875    02/15/04           100,652
       160   Union Pacific Corp.                                     3.625    06/01/10           153,498
       240   Union Pacific Corp.                                      5.84    05/25/04           243,631
       275   Union Pacific Corp.                                      6.79    11/09/07           307,484
                                                                                         ---------------
                                                                                                 805,265
                                                                                         ---------------
             REAL ESTATE DEVELOPMENT (0.2%)
       194   World Financial Properties - 144A*                       6.91    09/01/13           215,185
       232   World Financial Properties - 144A*                       6.95    09/01/13           256,738
                                                                                         ---------------
                                                                                                 471,923
                                                                                         ---------------
             REGIONAL BANKS (0.4%)
       310   US Bankcorp                                              5.10    07/15/07           330,803
       400   US Bank NA                                               2.85    11/15/06           402,210
                                                                                         ---------------
                                                                                                 733,013
                                                                                         ---------------
             SERVICES TO THE HEALTH INDUSTRY (0.1%)
       100   Anthem Insurance Companies, Inc. - 144A*                9.125    04/01/10           125,869
                                                                                         ---------------
             TOBACCO (0.3%)
       345   Altria Group Inc.                                       5.625    11/04/08           354,286

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                           COUPON    MATURITY
THOUSANDS                                                            RATE       DATE          VALUE
--------------------------------------------------------------------------------------------------------
$      260   Philip Morris Companies, Inc.                            7.65%   07/01/08   $       288,044
                                                                                         ---------------
                                                                                                 642,330
                                                                                         ---------------
             TOTAL CORPORATE BONDS
              (COST $59,001,534)                                                              60,291,692
                                                                                         ---------------

             U.S. GOVERNMENT & AGENCY OBLIGATIONS (35.7%)
    19,425   Federal Home Loan Mortgage Corp.                         2.75    08/15/06        19,615,559
    16,500   U.S. Treasury Note                                       3.00    01/31/04        16,530,954
    12,000   U.S. Treasury Note                                       3.00    02/29/04        12,042,192
     5,000   U.S. Treasury Note                                       7.25    05/15/04         5,115,630
    10,000   U.S. Treasury Note                                       7.25    08/15/04        10,382,040
     4,000   U.S. Treasury Note                                      7.875    11/15/04         4,230,160
                                                                                         ---------------
             TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
              (COST $67,895,293)                                                              67,916,535
                                                                                         ---------------
             ASSET-BACKED SECURITIES (14.8%)
             FINANCE/RENTAL/LEASING
       800   American Express Credit Account Master Trust             5.53    10/15/08           855,955
       900   American Express Credit Account Master Trust
              2003-4A                                                 1.69    01/15/09           883,510
     1,000   Bank One Issuance Trust 2002-A4                          2.94    06/16/08         1,015,445
       550   BMW Vehicle Owner Trust 2002-2A4                         4.46    05/25/07           568,344
       500   Capital Auto Receivables Asset Trust 2002-2A             4.50    10/15/07           517,600
       700   Capital Auto Receivables Asset Trust 2002-3 A3           3.58    10/16/06           718,002
       800   Chase Credit Card Master Trust                           5.50    11/17/08           860,042
       450   Chase Manhattan Auto Owner Trust 2002A                   4.24    09/15/08           465,592
       475   Chase Manhattan Auto Owner Trust 2002-B A4               4.21    01/15/09           491,701
     1,500   Chase Manhattan Auto Owner Trust 2003-C A4               2.94    06/15/10         1,500,930
     1,050   Citibank Credit Card Issuance Trust 2002A                4.40    05/15/07         1,088,074
       700   Citibank Credit Card Issuance Trust 2003-A2              2.70    01/15/08           705,819
       900   Citibank Credit Card Issuance Trust                      6.90    10/15/07           975,679
        65   Connecticut RRB Special Purpose Trust CL&P-1             5.36    03/30/07            67,069
       450   Daimler Chrysler Auto Trust 2002-A A4                    4.49    10/06/08           466,266
       900   Daimler Chrysler Auto Trust 2002-C A3                    3.09    01/08/08           913,482
     1,000   Fleet Credit Card Master Trust II 2002-C                 2.75    04/15/08         1,012,112
       224   Ford Credit Auto Owner Trust 2002-B A3A                  4.14    12/15/05           226,966
       150   Ford Credit Auto Owner Trust 2002-B A4                   4.75    08/15/06           155,830
     1,000   Ford Credit Auto Owner Trust 2002-C A4                   3.79    09/15/06         1,025,967
       950   Ford Credit Auto Owner Trust 2002-D                      3.13    11/15/06           967,872
       500   Harley-Davidson Motorcycle Trust 2002-1                  4.50    01/15/10           516,859
       500   Harley-Davidson Motorcycle Trust 2002-2                  3.09    06/15/10           509,056
       600   Harley-Davidson Motorcycle Trust 2003-1                  2.63    11/15/10           603,772
     1,200   Harley-Davidson Motorcycle Trust 2003-3                  2.76    05/15/11         1,204,359

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                            COUPON          MATURITY
THOUSANDS                                                             RATE             DATE               VALUE
---------------------------------------------------------------------------------------------------------------------
$      500   Honda Auto Receivables Owner Trust 2001-3 A2             4.49%          09/17/07         $       518,643
       127   Honda Auto Receivables Owner Trust 2002-1                3.50           10/17/05                 128,362
       575   Honda Auto Receivables Owner Trust 2002-4                2.70           03/17/08                 578,645
     1,050   Honda Auto Receivables Owner Trust 2003-1                2.48           07/18/08               1,052,635
     1,400   Honda Auto Receivables Owner Trust 2003-3                2.77           11/21/08               1,405,411
       189   Household Automotive Trust 2001-3 A3                     3.68           04/17/06                 190,912
       400   Hyundai Auto Receivables Trust 2003-A                    2.33           11/15/07                 400,442
       450   MBNA Master Credit Card Trust 1997-JA                    3.90           11/15/07                 463,569
       325   MBNA Master Credit Card Trust 1997-J                    1.283           02/15/07                 325,279
       258   National City Auto Trust 2002-A                          4.04           07/15/06                 261,369
        75   Nissan Auto Receivables Owner Trust                      4.80           02/15/07                  76,682
       141   Nissan Auto Receivables Owner Trust 2002-A A3            3.58           09/15/05                 142,320
       400   Nissan Auto Receivables Owner Trust 2002B                4.60           09/17/07                 414,922
       200   Nordstrom Private Label
              Credit Card Master Trust -144A*                         4.82           04/15/10                 210,520
     1,000   Volkswagen Auto Lease Trust 2002-A                       2.36           12/20/05               1,007,145
     1,400   Whole Auto Loan Trust 2003-1 A4                          2.58           03/15/10               1,394,891
     1,300   William Street Funding Corp. 2003-1 A - 144A*           1.461           04/23/06               1,302,714
                                                                                                      ---------------
             TOTAL ASSET-BACKED SECURITIES
              (COST $27,925,276)                                                                           28,190,764
                                                                                                      ---------------
             COLLATERALIZED MORTGAGE OBLIGATION (0.5%)
       933   Federal Home Loan Mortgage Corp.
              (COST $976,509)                                         6.50           03/15/28                 937,560
                                                                                                      ---------------
             FOREIGN GOVERNMENT OBLIGATIONS (1.5%)
       675   Government of Quebec (Canada)                           6.125           01/22/11                 753,729
       160   Quebec Province (Canada)                                 5.50           04/11/06                 172,141
       980   United Mexican States (Mexico)                          8.375           01/14/11               1,166,200
       390   United Mexican States (Mexico)                          8.625           03/12/08                 460,200
       240   United Mexican States (Mexico)                          9.875           02/01/10                 303,600
                                                                                                      ---------------
             TOTAL FOREIGN GOVERNMENT OBLIGATIONS
              (COST $2,836,706)                                                                             2,855,870
                                                                                                      ---------------
             MORTGAGE-BACKED SECURITIES (33.6%)
       350   Federal Home Loan Mortgage Corp.                         7.50              **                    375,922
     1,717   Federal Home Loan Mortgage Corp. Gold                    7.50     02/01/27 - 08/01/32          1,843,990
    34,450   Federal National Mortgage Assoc.                         6.50              **                 36,032,547
    13,275   Federal National Mortgage Assoc.                         7.00              **                 14,059,055
       515   Federal National Mortgage Assoc.                         7.00     11/01/24 - 04/01/32            545,959
     6,600   Federal National Mortgage Assoc.                         7.50              **                  7,053,750
     3,734   Federal National Mortgage Assoc.                         7.50     09/01/29 - 07/01/32          3,991,120
                                                                                                      ---------------
             TOTAL MORTGAGE-BACKED SECURITIES
              (COST $63,604,187)                                                                           63,902,343
                                                                                                      ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                            COUPON          MATURITY
THOUSANDS                                                             RATE             DATE               VALUE
---------------------------------------------------------------------------------------------------------------------
             SHORT-TERM INVESTMENTS (a) (11.4%)
             COMMERCIAL PAPER (0.5%)
             FOOD: MAJOR DIVERSIFIED
$      900   Kraft, Inc.
             (Cost $899,285)                                            1.30%        01/23/04         $       899,285
                                                                                                      ---------------
             U.S. GOVERNMENT & AGENCY OBLIGATIONS (10.9%)
    20,200   Federal Home Loan Banks                                    0.75         01/02/04              20,199,579
        75   U.S. Treasury Bill+                                       0.935         01/15/04                  74,973
       100   U.S. Treasury Bill+                                       0.982         01/15/04                  99,962
       200   U.S. Treasury Bill+                                       0.995         03/25/04                 199,541
       250   U.S. Treasury Bill+                                        1.00         03/25/04                 249,424
                                                                                                      ---------------
             TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
              (COST $20,823,465)                                                                           20,823,479
                                                                                                      ---------------
             TOTAL SHORT-TERM INVESTMENTS
              (COST $21,722,750)                                                                           21,722,764
                                                                                                      ---------------
             TOTAL INVESTMENTS
              (COST $243,962,255) (b)(c)                                              129.2%              245,817,528
             LIABILITIES IN EXCESS OF OTHER ASSETS                                    (29.2)              (55,625,015)
                                                                                      -----           ---------------
             NET ASSETS                                                               100.0%          $   190,192,513
                                                                                      =====           ===============

----------
   *   RESALE IS RESTRICTED TO QUALIFIED INSTITUTIONAL INVESTORS.
   ** SECURITY WAS PURCHASED ON A FORWARD COMMITMENT BASIS WITH AN APPROXIMATE PRINCIPAL AMOUNT AND NO DEFINITE MATURITY DATE; THE ACTUAL PRINCIPAL AMOUNT AND MATURITY DATE WILL BE DETERMINED UPON SETTLEMENT.
   + THIS SECURITY HAS BEEN PHYSICALLY SEGREGATED IN CONNECTION WITH OPEN FUTURES CONTRACTS.
   (a) PURCHASED ON A DISCOUNT BASIS. THE INTEREST RATES SHOWN HAVE BEEN ADJUSTED TO REFLECT A MONEY MARKET EQUIVALENT YIELD.
   (b) SECURITIES HAVE BEEN DESIGNATED AS COLLATERAL IN AN AMOUNT EQUAL TO $102,772,089 IN CONNECTION WITH SECURITIES PURCHASED ON A FORWARD COMMITMENT BASIS AND OPEN FUTURES CONTRACTS.
   (c) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS $245,888,030. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $275,695 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $346,197, RESULTING IN NET UNREALIZED DEPRECIATION OF $70,502.

FUTURES CONTRACTS OPEN AT DECEMBER 31, 2003:

NUMBER OF                             DESCRIPTION, DELIVERY            UNDERLYING FACE        UNREALIZED
CONTRACTS         LONG/SHORT             MONTH, AND YEAR               AMOUNT AT VALUE       DEPRECIATION
-----------------------------------------------------------------------------------------------------------
   292               Short           U.S. Treasury Notes 5 Year
                                      March 2004                       $   (32,594,500)      $    (236,802)
   122               Short           U.S. Treasury Notes 10 Year
                                      March 2004                           (13,696,407)           (106,196)
                                                                                             -------------
      Total unrealized depreciation                                                          $    (342,998)
                                                                                             =============

                        SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Variable Investment Series - Quality Income Plus

PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2003

PRINCIPAL
AMOUNT IN                                                           COUPON          MATURITY
THOUSANDS                                                            RATE             DATE                VALUE
--------------------------------------------------------------------------------------------------------------------
             CORPORATE BONDS (87.4%)
             AEROSPACE & DEFENSE (2.6%)
$    1,930   Boeing Co.                                              6.625%         02/15/38         $     2,030,028
     1,240   Goodrich Corp.                                          7.625          12/15/12               1,435,014
     2,585   Lockheed Martin Corp.                                    8.50          12/01/29               3,397,639
     4,620   Raytheon Co.                                             6.15          11/01/08               5,032,478
     1,331   Systems 2001 Asset Trust - 144A*                        6.664          09/15/13               1,471,524
                                                                                                     ---------------
                                                                                                          13,366,683
                                                                                                     ---------------
             AIR FREIGHT/COURIERS (1.0%)
     4,479   Federal Express Corp. (Series 97-A)                      7.50          01/15/18               5,125,611
                                                                                                     ---------------
             AIRLINES (2.3%)
     3,849   America West Airlines, Inc. (Series A)                   6.85          07/02/09               3,794,597
     1,613   America West Airlines, Inc. (Series 01-1)                7.10          04/02/21               1,710,758
     1,256   Continental Airlines, Inc. (Series 974A)                 6.90          01/02/18               1,240,142
     3,000   Continental Airlines, Inc. (Series 99-2)                7.056          09/15/09               3,058,606
     1,865   Southwest Airlines Co. (Series 01-1)                    5.496          11/01/06               1,989,050
                                                                                                     ---------------
                                                                                                          11,793,153
                                                                                                     ---------------
             BROADCASTING (0.6%)
     2,424   Clear Channel Communications, Inc.                       7.65          09/15/10               2,841,953
                                                                                                     ---------------
             CABLE/SATELLITE TV (1.4%)
     5,205   Comcast Corp.                                            6.50          01/15/15               5,661,031
     1,020   TCI Communications, Inc.                                7.875          02/15/26               1,195,906
                                                                                                     ---------------
                                                                                                           6,856,937
                                                                                                     ---------------
             CHEMICALS: MAJOR DIVERSIFIED (0.3%)
     1,440   ICI Wilmington Inc.                                     4.375          12/01/08               1,436,155
                                                                                                     ---------------
             CONTAINERS/PACKAGING (0.1%)
       705   Sealed Air Corp - 144A*                                 5.625          07/15/13                 722,745
                                                                                                     ---------------
             DEPARTMENT STORES (1.9%)
     3,920   Federated Department Stores, Inc.                        6.90          04/01/29               4,248,786
     1,875   May Department Stores Co., Inc.                          5.95          11/01/08               2,036,259
     1,090   May Department Stores Co., Inc.                          6.70          09/15/28               1,129,884
     2,000   May Department Stores Co., Inc.                          6.90          01/15/32               2,160,992
                                                                                                     ---------------
                                                                                                           9,575,921
                                                                                                     ---------------
             DISCOUNT STORES (0.4%)
     1,743   Wal-Mart Stores, Inc. (Series 92A1)                      7.49          06/21/07               1,902,840
                                                                                                     ---------------
             DRUGSTORE CHAINS (0.9%)
       970   CVS Corp.                                               3.875          11/01/07                 996,792
     2,345   CVS Corp.                                               5.625          03/15/06               2,509,059
     1,000   CVS Corp. - 144A*                                       5.789          01/10/26               1,005,765
                                                                                                     ---------------
                                                                                                           4,511,616
                                                                                                     ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                           COUPON          MATURITY
THOUSANDS                                                            RATE             DATE               VALUE
--------------------------------------------------------------------------------------------------------------------
             ELECTRIC UTILITIES (7.1%)
$    1,750   Appalachian Power Co. (Series H)                         5.95%         05/15/33         $     1,683,327
     3,085   Carolina Power & Light Co.                              5.125          09/15/13               3,129,480
     1,545   Cincinnati Gas & Electric Co.                            5.70          09/15/12               1,628,245
     1,010   Cincinnati Gas & Electric Co. (Series A)                 5.40          06/15/33                 913,871
       930   Cincinnati Gas & Electric Co. (Series B)                5.375          06/15/33                 838,323
     2,155   Columbus Southern Power Co. (Series D)                   6.60          03/01/33               2,317,248
     5,000   Consolidated Edison Co. (Series B)                       7.50          09/01/10               5,920,245
     1,705   Constellation Energy Group, Inc.                         7.60          04/01/32               2,001,866
     2,250   Detroit Edison Co.                                      6.125          10/01/10               2,471,832
     2,180   Duke Energy Corp.                                        4.50          04/01/10               2,226,811
     2,170   Duquesne Light Co. (Series O)                            6.70          04/15/12               2,420,722
       410   Entergy Gulf States, Inc. - 144A*                        3.60          06/01/08                 395,603
     2,050   Exelon Corp.                                             6.75          05/01/11               2,293,694
     2,500   Public Service Electric & Gas Co. (Series UU)            6.75          03/01/06               2,723,178
     1,035   South Carolina Electric & Gas Co.                        5.30          05/15/33                 960,569
     1,000   Tampa Electric Co.                                       7.75          11/01/22               1,015,677
     1,830   TXU Energy Co.                                           7.00          03/15/13               2,028,151
       165   Wisconsin Electric Power Co.                            5.625          05/15/33                 160,798
       790   Wisconsin Energy Corp.                                   6.20          04/01/33                 789,695
                                                                                                     ---------------
                                                                                                          35,919,335
                                                                                                     ---------------
             ELECTRICAL PRODUCTS (0.4%)
     1,945   Cooper Industries Inc.                                   5.25          07/01/07               2,081,201
                                                                                                     ---------------
             ENVIRONMENTAL SERVICES (1.2%)
     5,155   Waste Management, Inc.                                  7.375          08/01/10               5,964,660
                                                                                                     ---------------
             FINANCE/RENTAL/LEASING (7.5%)
       500   American General Finance Corp. (Series MTNH)            4.625          09/01/10                 507,005
     4,400   American General Finance Corp. (Series MTNF)            5.875          07/14/06               4,750,966
     2,100   CIT Group Inc.                                          2.875          09/29/06               2,106,953
     4,980   Countrywide Home Loans, Inc. (Series MTN)                3.25          05/21/08               4,902,964
     3,000   Ford Capital B.V. (Netherlands)                          9.50          06/01/10               3,419,574
     7,440   Ford Motor Credit Co.                                    7.25          10/25/11               8,081,268
     1,585   Hertz Corp.                                              7.40          03/01/11               1,727,492
     1,140   Household Finance Corp.                                 6.375          10/15/11               1,257,293
     1,820   Household Finance Corp.                                  6.75          05/15/11               2,051,866
       915   MBNA America Bank NA                                    7.125          11/15/12               1,048,125
     4,345   MBNA Corp.                                              6.125          03/01/13               4,673,738
     3,075   SLM Corp. (Series MTNA)                                  5.00          10/01/13               3,061,249
                                                                                                     ---------------
                                                                                                          37,588,493
                                                                                                     ---------------
             FINANCIAL CONGLOMERATES (11.5%)
     3,785   American Express Co.                                     5.50          09/12/06               4,075,669
     4,585   American Express Co.                                    6.875          11/01/05               4,995,385

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                           COUPON          MATURITY
THOUSANDS                                                            RATE             DATE                VALUE
--------------------------------------------------------------------------------------------------------------------
$      300   Boeing Capital Corp.                                     6.10%         03/01/11         $       324,268
       665   Boeing Capital Corp.                                     6.50          02/15/12                 728,229
     4,295   Citigroup Inc.                                          5.625          08/27/12               4,541,756
     1,345   Citigroup Inc.                                           6.00          02/21/12               1,472,129
     5,340   General Electric Capital Corp. (Series MTNA)             6.75          03/15/32               5,931,677
     1,550   General Motors Acceptance Corp.                          4.50          07/15/06               1,595,531
     4,995   General Motors Acceptance Corp.                         6.875          09/15/11               5,388,331
     5,450   General Motors Acceptance Corp.                          8.00          11/01/31               6,138,444
     7,100   JP Morgan Chase & Co.                                    6.75          02/01/11               8,017,306
     7,270   John Hancock Financial Services, Inc.                   5.625          12/01/08               7,861,567
     5,500   Prudential Holdings, LLC - 144A*                        8.695          12/18/23               6,809,061
                                                                                                     ---------------
                                                                                                          57,879,353
                                                                                                     ---------------
             FOOD RETAIL (1.1%)
     1,735   Albertson's, Inc.                                        7.50          02/15/11               1,991,719
     2,947   Kroger Co.                                               7.50          04/01/31               3,406,402
                                                                                                     ---------------
                                                                                                           5,398,121
                                                                                                     ---------------
             FOOD: MAJOR DIVERSIFIED (0.5%)
     1,240   Kraft Foods Inc.                                        5.625          11/01/11               1,308,589
     1,250   Kraft Foods Inc.                                         6.25          06/01/12               1,364,573
                                                                                                     ---------------
                                                                                                           2,673,162
                                                                                                     ---------------
             FOREST PRODUCTS (1.2%)
       540   Weyerhaeuser Co.                                         6.00          08/01/06                 578,576
     4,895   Weyerhaeuser Co.                                         6.75          03/15/12               5,348,629
                                                                                                     ---------------
                                                                                                           5,927,205
                                                                                                     ---------------
             GAS DISTRIBUTORS (0.6%)
       415   Consolidated Natural Gas Co. (Series A)                  5.00          03/01/14                 413,274
     2,370   Consolidated Natural Gas Co. (Series C)                  6.25          11/01/11               2,622,102
                                                                                                     ---------------
                                                                                                           3,035,376
                                                                                                     ---------------
             HOME BUILDING (1.4%)
     5,060   Centex Corp.                                             7.50          01/15/12               5,846,106
     1,230   Pulte Homes, Inc.                                       6.375          05/15/33               1,201,181
                                                                                                     ---------------
                                                                                                           7,047,287
                                                                                                     ---------------
             HOME FURNISHINGS (0.4%)
     1,570   Mohawk Industries Inc. (Series D)                        7.20          04/15/12               1,786,167
                                                                                                     ---------------
             HOME IMPROVEMENT CHAINS (0.6%)
       705   Lowe's Companies Inc.                                   6.875          02/15/28                 797,207
     2,200   Lowe's Companies, Inc.                                   6.50          03/15/29               2,387,913
                                                                                                     ---------------
                                                                                                           3,185,120
                                                                                                     ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                           COUPON          MATURITY
THOUSANDS                                                            RATE             DATE                VALUE
--------------------------------------------------------------------------------------------------------------------
             HOTELS/RESORTS/CRUISELINES (1.5%)
$    1,730   Hyatt Equities LLC - 144A*                              6.875%         06/15/07         $     1,859,963
     1,685   Marriott International, Inc. (Series D)                 8.125          04/01/05               1,807,500
       620   Marriott International, Inc. (Series E)                  7.00          01/15/08                 691,348
     2,700   Starwood Hotels & Resorts Inc.                          7.875          05/01/12               3,051,000
                                                                                                     ---------------
                                                                                                           7,409,811
                                                                                                     ---------------
             INDUSTRIAL CONGLOMERATES (1.7%)
     7,590   Honeywell International, Inc.                           6.125          11/01/11               8,359,117
                                                                                                     ---------------
             INFORMATION TECHNOLOGY SERVICES (0.6%)
     2,735   Electronic Data Systems Corp.                           7.125          10/15/09               2,923,775
                                                                                                     ---------------
             INTEGRATED OIL (2.6%)
     4,680   Amerada Hess Corp.                                      7.875          10/01/29               5,149,685
     5,680   Conoco Inc.                                              6.95          04/15/29               6,461,721
     1,000   Chevrontexaco Corp.                                      9.75          03/15/20               1,457,519
                                                                                                     ---------------
                                                                                                          13,068,925
                                                                                                     ---------------
             INVESTMENT BANKS/BROKERS (2.1%)
       515   Goldman Sachs Group Inc.                                 5.25          10/15/13                 520,934
       465   Goldman Sachs Group Inc.                                 6.60          01/15/12                 520,472
     4,000   Goldman Sachs Group Inc.                                6.875          01/15/11               4,548,860
       790   Lehman Brothers Holdings, Inc.                          6.625          01/18/12                 892,939
     3,750   Lehman Brothers Holdings, Inc.                           8.75          03/15/05               4,057,219
                                                                                                     ---------------
                                                                                                          10,540,424
                                                                                                     ---------------
             LIFE/HEALTH INSURANCE (1.3%)
       455   American General Corp.                                   7.50          07/15/25                 542,722
     2,500   Mantis Reef Ltd. - 144A* (Australia)                    4.692          11/14/08               2,515,718
     3,350   MetLife, Inc.                                           6.125          12/01/11               3,659,269
                                                                                                     ---------------
                                                                                                           6,717,709
                                                                                                     ---------------
             MAJOR BANKS (3.4%)
     1,035   Bank of New York (The)                                   5.20          07/01/07               1,109,679
       330   Bank One Corp. (Series MTNA)                             6.00          02/17/09                 361,901
     5,000   First Union National Bank (Series BKNT)                  7.80          08/18/10               6,040,385
     3,000   Mellon Bank N.A. (Series BKNT)                          7.625          09/15/07               3,489,330
     5,000   Well Fargo Bank NA                                       7.55          06/21/10               5,934,010
                                                                                                     ---------------
                                                                                                          16,935,305
                                                                                                     ---------------
             MAJOR TELECOMMUNICATIONS (3.1%)
     2,865   AT&T Corp.                                               8.75          11/15/31               3,359,496
     4,385   GTE Corp.                                                6.94          04/15/28               4,617,295
     1,000   GTE Corp.                                                7.90          02/01/27               1,100,287
     5,490   Verizon Global Funding Corp.                             7.75          12/01/30               6,473,089
                                                                                                     ---------------
                                                                                                          15,550,167
                                                                                                     ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                           COUPON          MATURITY
THOUSANDS                                                            RATE             DATE                VALUE
--------------------------------------------------------------------------------------------------------------------
             MANAGED HEALTH CARE (4.3%)
$    3,930   Aetna, Inc.                                             7.375%         03/01/06         $     4,325,971
     1,665   Aetna, Inc.                                             7.875          03/01/11               1,971,102
     3,920   Anthem, Inc.                                             6.80          08/01/12               4,434,876
     1,840   Cigna Corp.                                             6.375          10/15/11               1,993,881
     4,120   Health Net, Inc.                                        8.375          04/15/11               4,957,435
       850   UnitedHealth Group Inc.                                  5.20          01/17/07                 910,208
     1,565   UnitedHealth Group Inc.                                  7.50          11/15/05               1,718,841
     1,450   Wellpoint Health Network, Inc.                          6.375          06/15/06               1,581,866
                                                                                                     ---------------
                                                                                                          21,894,180
                                                                                                     ---------------
             MEDIA CONGLOMERATES (1.2%)
     3,130   AOL Time Warner Inc.                                     7.70          05/01/32               3,666,861
     2,415   Time Warner Cos, Inc.                                   6.625          05/15/29               2,491,092
                                                                                                     ---------------
                                                                                                           6,157,953
                                                                                                     ---------------
             MOTOR VEHICLES (2.4%)
     3,260   DaimlerChrysler North American Holdings Co.              7.30          01/15/12               3,635,425
     1,765   DaimlerChrysler North American Holdings Co.              8.00          06/15/10               2,023,918
     1,780   DaimlerChrysler North American Holdings Co.              8.50          01/18/31               2,132,976
       235   Ford Motor Co.                                          6.625          10/01/28                 216,798
     4,195   Ford Motor Co.                                           7.45          07/16/31               4,251,570
                                                                                                     ---------------
                                                                                                          12,260,687
                                                                                                     ---------------
             MULTI-LINE INSURANCE (3.5%)
     2,505   Farmers Exchange Capital - 144A*                         7.05          07/15/28               2,351,180
     3,860   Farmers Insurance Capital - 144A*                       8.625          05/01/24               4,045,515
       165   Hartford Financial Services Group, Inc.                 2.375          06/01/06                 164,269
     4,900   Hartford Financial Services Group, Inc.                  7.90          06/15/10               5,807,725
     5,000   Nationwide Financial Services, Inc.                      8.00          03/01/27               5,231,400
                                                                                                     ---------------
                                                                                                          17,600,089
                                                                                                     ---------------
             OIL & GAS PIPELINES (0.2%)
     1,120   Texas Eastern Transmission, L.P.                         7.00          07/15/32               1,243,206
                                                                                                     ---------------
             OIL & GAS PRODUCTION (3.1%)
       690   Kerr-McGee Corp.                                        5.875          09/15/06                 740,902
     1,180   Kerr-McGee Corp.                                        6.875          09/15/11               1,314,776
     1,755   Kerr-McGee Corp.                                        7.875          09/15/31               1,999,484
     2,040   Nexen Inc. (Canada)                                      5.05          11/20/13               2,016,014
     3,160   Pemex Project Funding Master Trust                       8.00          11/15/11               3,547,100
     1,455   Pemex Project Funding Master Trust                      8.625          02/01/22               1,618,688
     1,800   Pemex Project Funding Master Trust                      9.125          10/13/10               2,146,500
       170   Petro-Canada (Canada)                                    4.00          07/15/13                 157,325
     2,140   Petro-Canada (Canada)                                    5.35          07/15/33               1,920,941
                                                                                                     ---------------
                                                                                                          15,461,730
                                                                                                     ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                           COUPON          MATURITY
THOUSANDS                                                            RATE             DATE                VALUE
--------------------------------------------------------------------------------------------------------------------
             OIL REFINING/MARKETING (0.8%)
$    1,065   Ashland Inc. (Series MTNJ)                               7.83%         08/15/05         $     1,139,196
     2,555   Marathon Oil Corp.                                       6.80          03/15/32               2,745,199
                                                                                                     ---------------
                                                                                                           3,884,395
                                                                                                     ---------------
             OTHER CONSUMER SERVICES (1.0%)
     1,790   Cendant Corp.                                           7.125          03/15/15               2,025,215
     2,695   Cendant Corp.                                           7.375          01/15/13               3,095,531
                                                                                                     ---------------
                                                                                                           5,120,746
                                                                                                     ---------------
             OTHER METALS/MINERALS (1.5%)
     2,275   BHP Billiton Finance (Australia)                         4.80          04/15/13               2,285,033
     3,965   Inco Ltd. (Canada)                                       7.20          09/15/32               4,348,142
       915   Inco Ltd. (Canada)                                       7.75          05/15/12               1,069,090
                                                                                                     ---------------
                                                                                                           7,702,265
                                                                                                     ---------------
             PUBLISHING: NEWSPAPERS(1.6%)
     2,540   News America Holdings, Inc.                              7.28          06/30/28               2,839,969
     1,587   News America Holdings, Inc.                              7.30          04/30/28               1,777,610
     2,600   News America Holdings, Inc.                             8.875          04/26/23               3,341,705
                                                                                                     ---------------
                                                                                                           7,959,284
                                                                                                     ---------------
             PHARMACEUTICALS: MAJOR (1.3%)
     5,000   Johnson & Johnson                                        8.72          11/01/24               5,491,155
       191   Marion Merrell Corp.                                     9.11          08/01/05                 206,242
     1,030   Schering-Plough Corp.                                    5.30          12/01/13               1,050,384
                                                                                                     ---------------
                                                                                                           6,747,781
                                                                                                     ---------------
             PULP & PAPER (1.0%)
     2,010   International Paper Co.                                  4.25          01/15/09               2,020,504
     2,260   MeadWestvaco Corp.                                       6.85          04/01/12               2,489,905
       500   Sappi Papier Holding AG - 144A* (Austria)                6.75          06/15/12                 547,635
                                                                                                     ---------------
                                                                                                           5,058,044
                                                                                                     ---------------
             RAILROADS (0.9%)
     3,778   Burlington Northern Santa Fe Corp. (Series 95-A)         7.97          01/01/15               4,487,883
                                                                                                     ---------------
             REAL ESTATE DEVELOPMENT (0.4%)
     1,817   World Financial Properties - 144A*                       6.91          09/01/13               2,009,827
       232   World Financial Properties - 144A*                       6.95          09/01/13                 256,738
                                                                                                     ---------------
                                                                                                           2,266,565
                                                                                                     ---------------
             SAVINGS BANKS (0.5%)
     2,150   Washington Mutual Inc.                                   8.25          04/01/10               2,588,458
                                                                                                     ---------------
             SERVICES TO THE HEALTH INDUSTRY (0.3%)
     1,010   Anthem Insurance Companies, Inc. - 144A*                9.125          04/01/10               1,271,280
                                                                                                     ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                           COUPON          MATURITY
THOUSANDS                                                            RATE             DATE                VALUE
--------------------------------------------------------------------------------------------------------------------
             TELECOMMUNICATIONS (1.4%)
$    2,730   AT&T Wireless Services, Inc.                            7.875%         03/01/11         $     3,164,308
     3,070   Deutsche Telekom International
             Finance Corp. (Netherlands)                              8.75          06/15/30               3,935,715
                                                                                                     ---------------
                                                                                                           7,100,023
                                                                                                     ---------------
             TOBACCO (0.7%)
     1,110   Altria Group Inc.                                        7.00          11/04/13               1,186,260
     2,195   Altria Group, Inc.                                       7.75          01/15/27               2,374,922
                                                                                                     ---------------
                                                                                                           3,561,182
                                                                                                     ---------------
             TOTAL CORPORATE BONDS
              (COST $409,687,296)                                                                        440,490,078
                                                                                                     ---------------
             U.S. GOVERNMENT OBLIGATIONS (7.7%)
             Federal Home Loan Mortgage Corp.
       486                                                            6.50    03/01/18 - 03/01/31            510,381
       155                                                            8.50    01/01/22 - 12/01/24            167,505
         4   Federal Home Loan Mortgage Corp. Gold                   11.50         05/01/19                    4,500
             Federal National Mortgage Assoc.
     2,800                                                            6.00            **                   2,894,500
    11,500                                                            6.50            **                  12,028,282
     2,156                                                            6.50         05/01/31                2,255,820
       623                                                            7.50    06/01/28 - 04/01/32            666,401
     7,745                                                            8.00    08/01/29 - 05/01/32          8,354,552
         2                                                            9.00    06/01/21 - 01/01/25              2,636
             Government National Mortgage Assoc.
     3,582                                                            6.00    04/15/28 - 12/15/28          3,726,995
     5,018                                                            6.50    08/15/27 - 07/15/29          5,291,888
         3                                                            7.50    04/15/24 - 09/15/27              3,561
     2,186                                                            8.00    10/15/24 - 11/15/29          2,378,206
       378                                                            8.50    01/15/17 - 08/15/27            411,747
       320                                                            9.00    07/15/24 - 12/15/24            357,227
        21                                                           10.00    05/15/16 - 04/15/19             23,596
                                                                                                     ---------------
             TOTAL U.S. GOVERNMENT OBLIGATIONS
              (COST $37,829,233)                                                                          39,077,797
                                                                                                     ---------------
             FOREIGN GOVERNMENT OBLIGATIONS (3.0%)
     5,000   Providence of New Brunswick (Canada)                    7.625          06/29/04               5,155,475
     4,370   United Mexican States (Mexico) (Series MTNA)             8.00          09/24/22               4,791,705
     1,965   United Mexican States (Mexico) (Series MTN)              8.30          08/15/31               2,220,450
     1,455   United Mexican States (Mexico)                          8.375          01/14/11               1,731,450
       870   United Mexican States (Mexico)                          9.875          02/01/10               1,100,550
                                                                                                     ---------------
             TOTAL FOREIGN GOVERNMENT OBLIGATIONS
              (COST $14,044,615)                                                                          14,999,630
                                                                                                     ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                           COUPON          MATURITY
THOUSANDS                                                            RATE             DATE                VALUE
--------------------------------------------------------------------------------------------------------------------
             ASSET- BACKED SECURITY (0.4%)
             FINANCIAL CONGLOMERATES
$    1,800   American Express Credit Account
              (COST $1,799,706)                                       5.53%         10/15/08         $     1,925,900
                                                                                                     ---------------
             SHORT-TERM INVESTMENTS (a) (3.0%)
             U.S. GOVERNMENT & AGENCY OBLIGATIONS
    13,200   Federal Home Loan Bank                                   0.75          01/02/04              13,199,725
       800   U.S. Treasury Bill***                                   0.935          01/15/04                 799,709
     1,100   U.S. Treasury Bill***                                    1.00          03/25/04               1,097,464
       100   U.S. Treasury Bill***                                   1.002          01/15/04                  99,961
                                                                                                     ---------------
             TOTAL SHORT-TERM INVESTMENTS
              (COST $15,196,828)                                                                          15,196,859
                                                                                                     ---------------
             TOTAL INVESTMENTS
              (COST $478,557,678) (b)(c)                                             101.5%              511,690,264
             LIABILITIES IN EXCESS OF OTHER ASSETS                                    (1.5)               (7,505,419)
                                                                                     -----           ---------------
             NET ASSETS                                                              100.0%          $   504,184,845
                                                                                     =====           ===============

----------
   *   RESALE IS RESTRICTED TO QUALIFIED INSTITUTIONAL INVESTORS.
   ** SECURITY WAS PURCHASED ON A FORWARD COMMITMENT BASIS WITH AN APPROXIMATE PRINCIPAL AMOUNT AND NO DEFINITE MATURITY DATE; THE ACTUAL PRINCIPAL AMOUNT AND MATURITY DATE WILL BE DETERMINED UPON SETTLEMENT.
   *** SOME OR ALL OF THIS SECURITY HAS BEEN PHYSICALLY SEGREGATED IN CONNECTION
       WITH SECURITIES PURCHASED ON A FORWARD COMMITMENT BASIS AND /OR OPEN FUTURES CONTRACTS.
   (a) PURCHASED ON A DISCOUNT BASIS. THE INTEREST RATES SHOWN HAVE BEEN ADJUSTED TO REFLECT A MONEY MARKET EQUIVALENT YIELD.
   (b) SECURITIES HAVE BEEN DESIGNATED AS COLLATERAL IN AN AMOUNT EQUAL TO $133,253,974 IN CONNECTION WITH SECURITIES PURCHASED ON A FORWARD COMMITMENT BASIS AND OPEN FUTURES CONTRACTS.
   (c) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS $480,427,193. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $32,625,034 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $1,361,963, RESULTING IN NET UNREALIZED APPRECIATION OF $31,263,071.

FUTURES CONTRACTS OPEN AT DECEMBER 31, 2003:

                                                                                                UNREALIZED
NUMBER OF                             DESCRIPTION/DELIVERY               UNDERLYING FACE       APPRECIATION
CONTRACTS      LONG/SHORT                MONTH, AND YEAR                 AMOUNT AT VALUE      (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------
  455             Short      U.S. Treasury Bond 20 Year, March 2004      $   (49,737,188)      $     (72,055)
   20             Long       U.S. Treasury Notes 2 Year, March 2004            4,280,938              15,820
  260             Short      U.S. Treasury Notes 5 Year, March 2004          (29,022,500)           (211,178)
  320             Short      U.S. Treasury Notes 10 Year, March 2004         (35,925,002)           (281,451)
                                                                                               -------------
   Net unrealized depreciation                                                                 $    (548,864)
                                                                                               =============

                        SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Variable Investment Series - High Yield

PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2003

PRINCIPAL
AMOUNT IN                                                           COUPON          MATURITY
THOUSANDS                                                            RATE             DATE               VALUE
--------------------------------------------------------------------------------------------------------------------
             CORPORATE BONDS (85.6%)
             ADVERTISING/MARKETING SERVICES (1.4%)
$      658   Advanstar Communications, Inc. - 144A*                   8.68%         08/15/08         $       694,559
        75   Advanstar Communications, Inc. - 144A*                  10.75          08/15/10                  81,562
       125   Advanstar Communications, Inc. (Series B)               12.00          02/15/11                 132,187
       405   Interep National Radio Sales, Inc. (Series B)           10.00          07/01/08                 360,450
                                                                                                     ---------------
                                                                                                           1,268,758
                                                                                                     ---------------
             ALTERNATIVE POWER GENERATION (0.6%)
       340   Calpine Corp.                                            8.50          02/15/11                 270,725
       250   Calpine Corp. - 144A*                                    8.50          07/15/10                 245,000
                                                                                                     ---------------
                                                                                                             515,725
                                                                                                     ---------------
             APPAREL/FOOTWEAR (0.2%)
       180   Oxford Industries Inc. - 144A*                          8.875          06/01/11                 197,775
                                                                                                     ---------------
             APPAREL/FOOTWEAR RETAIL (0.7%)
       610   Payless Shoesource, Inc.                                 8.25          08/01/13                 590,175
                                                                                                     ---------------
             AUTO PARTS: O.E.M. (1.8%)
       435   Intermet Corp.                                           9.75          06/15/09                 448,050
       535   Lear Corp. (Series B)                                    8.11          05/15/09                 631,969
       525   TRW Automotive, Inc.                                    9.375          02/15/13                 602,437
                                                                                                     ---------------
                                                                                                           1,682,456
                                                                                                     ---------------
             BROADCASTING (1.1%)
       290   Granite Broadcasting Corp. - 144A*                       9.75          12/01/10                 290,725
       170   Nexstar Finance Inc. - 144A*                             7.00          01/15/14                 171,700
       125   Salem Communications Holdings Corp. (Series A)           7.75          12/15/10                 130,937
       405   Salem Communications Holdings Corp. (Series B)           9.00          07/01/11                 442,462
                                                                                                     ---------------
                                                                                                           1,035,824
                                                                                                     ---------------
             BUILDING PRODUCTS (1.1%)
       165   Brand Services Inc.                                     12.00          10/15/12                 191,606
     1,035   Nortek Holdings, Inc. - 144A*                           10.00++        05/15/11                 752,962
        75   Nortek, Inc.                                             9.25          03/15/07                  77,437
                                                                                                     ---------------
                                                                                                           1,022,005
                                                                                                     ---------------
             CABLE/SATELLITE TV (6.0%)
       129   Avalon Cable LLC                                       11.875          12/01/08                 136,945
       225   Charter Communications Holdings LLC                     9.625          11/15/09                 199,125
       260   Charter Communications Holdings LLC                     10.75          10/01/09                 239,850
       975   Charter Communications Holdings/Charter Capital         11.75++        05/15/11                 658,125
        75   CSC Holdings Inc                                         7.25          07/15/08                  78,375
       455   CSC Holdings Inc (Series B)                             8.125          07/15/09                 491,400
        95   CSC Holdings Inc.                                       9.875          02/15/13                  99,750

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                           COUPON          MATURITY
THOUSANDS                                                            RATE             DATE               VALUE
--------------------------------------------------------------------------------------------------------------------
$       95   CSC Holdings Inc.                                       10.50%         05/15/16         $       109,250
       595   Directv Holdings/Finance                                8.375          03/15/13                 693,175
       537   Echostar DBS Corp.                                      9.125          01/15/09                 603,454
       175   Echostar DBS Corp.                                      9.375          02/01/09                 183,969
       245   Echostar DBS Corp. - 144A*                              6.375          10/01/11                 252,350
       516   Knology, Inc. - 144A* (c)                               12.00+         11/30/09                 516,841
       255   Lodgenet Entertainment Corp.                             9.50          06/15/13                 280,500
        65   Pegasus Communications Corp. (Series B)                 12.50          08/01/07                  61,750
        95   Pegasus Communications Corp. (Series B)                  9.75          12/01/06                  86,212
        40   Pegasus Satellite Communications Inc.                  12.375          08/01/06                  37,850
       100   Pegasus Satellite Communications Inc.                   13.50++        03/01/07                  85,125
       170   Renaissance Media Group LLC                             10.00          04/15/08                 176,587
       790   Telenet Group Holding NV (Belgium) - 144A*              11.50++        06/15/14                 501,650
                                                                                                     ---------------
                                                                                                           5,492,283
                                                                                                     ---------------
             CASINO/GAMING (3.5%)
     4,485   Aladdin Gaming Holdings/Capital Corp. LLC
              (Series B) (b)                                         13.50          03/01/10                  44,850
       600   Harrah's Operating Co., Inc.                            7.875          12/15/05                 654,000
       850   MGM MIRAGE                                               6.00          10/01/09                 877,625
       595   Park Place Entertainment                                8.875          09/15/08                 675,325
     7,210   Resort At Summerlin LP/Ras Co. (Series B) (a)(b)        13.00          12/15/07                       0
        85   Station Casinos, Inc.                                   8.375          02/15/08                  91,481
       220   Station Casinos, Inc.                                   8.875          12/01/08                 228,800
       300   Station Casinos, Inc.                                   9.875          07/01/10                 331,500
       280   Venetian Casino/LV Sands                                11.00          06/15/10                 326,200
                                                                                                     ---------------
                                                                                                           3,229,781
                                                                                                     ---------------
             CELLULAR TELEPHONE (0.4%)
       325   Dobson Communications Corp.                            10.875          07/01/10                 355,875
                                                                                                     ---------------
             CHEMICALS: MAJOR DIVERSIFIED (1.8%)
       490   Equistar Chemical Funding                              10.125          09/01/08                 539,000
       185   Equistar Chemical Funding                              10.625          05/01/11                 205,350
       175   Huntsman Advanced Materials Corp. - 144A*               11.00          07/15/10                 194,250
       720   Huntsman ICI Chemicals                                 10.125          07/01/09                 745,200
                                                                                                     ---------------
                                                                                                           1,683,800
                                                                                                     ---------------
             CHEMICALS: SPECIALTY (4.1%)
       440   Avecia Group PLC (United Kingdom)                       11.00          07/01/09                 398,200
       170   FMC Corp.                                               10.25          11/01/09                 199,750
       750   ISP Holdings Inc. (Series B)                           10.625          12/15/09                 828,750
       135   Koppers Inc. - 144A*                                    9.875          10/15/13                 149,512
        75   Kraton Polymers LLC/Capital - 144A*                     8.125          01/15/14                  78,375
       180   Millennium America, Inc.                                 7.00          11/15/06                 185,400

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                           COUPON          MATURITY
THOUSANDS                                                            RATE             DATE               VALUE
--------------------------------------------------------------------------------------------------------------------
$      620   Millennium America, Inc.                                 9.25%         06/15/08         $       678,900
       550   Nalco Co. - 144A*                                        7.75          11/15/11                 591,250
       430   Rhodia SA (France) - 144A*                              8.875          06/01/11                 397,750
       215   Westlake Chemical Corp. - 144A*                          8.75          07/15/11                 236,500
                                                                                                     ---------------
                                                                                                           3,744,387
                                                                                                     ---------------
             COMMERCIAL PRINTING/FORMS (0.0%)
     2,500   Premier Graphics Inc. (a) (b)                           11.50          12/01/05                       0
                                                                                                     ---------------
             COMPUTER COMMUNICATIONS (0.6%)
       500   Avaya, Inc.                                            11.125          04/01/09                 587,500
                                                                                                     ---------------
             CONSUMER/BUSINESS SERVICES (0.8%)
       385   Muzak LLC/Muzak Finance Corp.                           9.875          03/15/09                 373,931
       365   Muzak LLC/Muzak Finance Corp.                           10.00          02/15/09                 390,550
                                                                                                     ---------------
                                                                                                             764,481
                                                                                                     ---------------
             CONTAINERS/PACKAGING (2.6%)
       515   Graphic Packaging International Corp. - 144A*            9.50          08/15/13                 571,650
       210   Norampac Inc. (Canada)                                   6.75          06/01/13                 219,975
     1,130   Owens-Brockway Glass Containers Corp.                    8.75          11/15/12               1,264,187
        80   Pliant Corp. (Issued 08/29/00)                          13.00          06/01/10                  73,600
       320   Pliant Corp. (Issued 04/10/02)                          13.00          06/01/10                 294,400
                                                                                                     ---------------
                                                                                                           2,423,812
                                                                                                     ---------------
             DEPARTMENT STORES (0.7%)
        45   Penney (J.C.) Co., Inc.                                 6.875          10/15/15                  47,531
        55   Penney (J.C.) Co., Inc.                                  7.60          04/01/07                  60,981
        35   Penney (J.C.) Co., Inc.                                  7.95          04/01/17                  39,944
       190   Penney (J.C.) Co., Inc.                                  8.00          03/01/10                 218,737
       215   Penney (J.C.) Co., Inc.                                  9.00          08/01/12                 258,269
         1   Saks, Inc.                                               8.25          11/15/08                     637
        22   Saks, Inc. - 144A*                                       7.00          12/01/13                  22,550
                                                                                                     ---------------
                                                                                                             648,649
                                                                                                     ---------------
             DRUGSTORE CHAINS (0.2%)
       235   Rite Aid Corp.                                           7.70          02/15/27                 216,200
                                                                                                     ---------------
             ELECTRIC UTILITIES (4.0%)
        42   AES Corp. (The)                                         8.875          02/15/11                  45,990
        54   AES Corp. (The)                                         9.375          09/15/10                  60,142
       450   AES Corp. (The) - 144A*                                  9.00          05/15/15                 510,750
       300   Allegheny Energy, Inc.                                   7.75          08/01/05                 304,125
        50   CMS Energy Corp.                                         7.50          01/15/09                  51,750
       305   CMS Energy Corp.                                         8.50          04/15/11                 330,925
       115   IPALCO Enterprises, Inc.                                8.625          11/14/11                 129,087

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                           COUPON          MATURITY
THOUSANDS                                                            RATE             DATE               VALUE
--------------------------------------------------------------------------------------------------------------------
$      365   Monongahela Power Co.                                    5.00%         10/01/06         $       373,212
        80   MSW Energy Holdings/Finance - 144A*                      8.50          09/01/10                  87,600
       415   MSW Energy Holdings/Finance - 144A*                     7.375          09/01/10                 435,750
       415   Nevada Power Co. - 144A*                                 9.00          08/15/13                 461,169
       200   PG&E Corp. - 144A*                                      6.875          07/15/08                 217,500
        50   PSEG Energy Holdings Inc.                                7.75          04/16/07                  53,312
       320   PSEG Energy Holdings Inc.                               8.625          02/15/08                 350,800
       225   TNP Enterprises, Inc.                                   10.25          04/01/10                 246,375
                                                                                                     ---------------
                                                                                                           3,658,487
                                                                                                     ---------------
             ELECTRICAL PRODUCTS (0.3%)
       295   Rayovac Corp.                                            8.50          10/01/13                 314,175
                                                                                                     ---------------
             ELECTRONIC DISTRIBUTORS (1.2%)
     1,000   BRL Universal Equipment Corp.                           8.875          02/15/08               1,077,500
     6,000   CHS Electronics, Inc. (a)(b)                            9.875          04/15/05                  52,500
                                                                                                     ---------------
                                                                                                           1,130,000
                                                                                                     ---------------
             ELECTRONIC EQUIPMENT/INSTRUMENTS (1.2%)
       820   High Voltage Engineering, Inc. (b)                      10.75          08/15/04                 209,100
       260   Xerox Capital Europe PLC (United Kingdom)               5.875          05/15/04                 263,900
       575   Xerox Corp.                                             7.125          06/15/10                 618,125
                                                                                                     ---------------
                                                                                                           1,091,125
                                                                                                     ---------------
             ENGINEERING & CONSTRUCTION (0.4%)
       340   ABB Finance Inc.                                         6.75          06/03/04                 326,505
       225   Encompass Services Corp. (a) (b)                        10.50          05/01/09                       0
                                                                                                     ---------------
                                                                                                             326,505
                                                                                                     ---------------
             ENVIRONMENTAL SERVICES (1.1%)
       355   Allied Waste North America, Inc.                        7.875          04/15/13                 386,063
        25   Allied Waste North America, Inc. - 144A*                 6.50          11/15/10                  25,750
       150   Allied Waste North America, Inc. (Series B)             8.875          04/01/08                 168,750
       375   Allied Waste North America, Inc. (Series B)             10.00          08/01/09                 406,875
                                                                                                     ---------------
                                                                                                             987,438
                                                                                                     ---------------
             FINANCE/RENTAL/LEASING (0.5%)
       425   United Rentals NA Inc. - 144A*                           7.75          11/15/13                 436,156
                                                                                                     ---------------
             FOOD RETAIL (1.6%)
       120   Couche-Tard US/Finance - 144A*                           7.50          12/15/13                 126,300
       920   Delhaize America, Inc.                                  8.125          04/15/11               1,062,600
       217   Kroger Co. - 144A*                                       8.50          07/15/17                 245,318
                                                                                                     ---------------
                                                                                                           1,434,218
                                                                                                     ---------------
             FOOD: MEAT/FISH/DAIRY (2.6%)
       345   Michael Foods, Inc. (Series B) - 144A*                   8.00          11/15/13                 361,388
       195   National Beef Packing - 144A*                           10.50          08/01/11                 201,825

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                           COUPON          MATURITY
THOUSANDS                                                            RATE             DATE               VALUE
--------------------------------------------------------------------------------------------------------------------
$      710   Pilgrim's Pride Corp.                                   9.625%         09/15/11         $       784,550
       265   PPC Escrow Corp. - 144A*                                 9.25          11/15/13                 275,600
       530   Smithfield Foods Inc.                                   7.625          02/15/08                 537,950
        75   Smithfield Foods Inc.                                    7.75          05/15/13                  78,375
       125   Smithfield Foods Inc. (Series B)                         8.00          10/15/09                 132,500
                                                                                                     ---------------
                                                                                                           2,372,188
                                                                                                     ---------------
             FOREST PRODUCTS (1.1%)
       110   Louisiana Pacific Corp.                                 8.875          08/15/10                 130,350
       150   Louisiana Pacific Corp.                                10.875          11/15/08                 179,250
       225   Tembec Industries Inc. (Canada)                          7.75          03/15/12                 225,000
       475   Tembec Industries Inc. (Canada)                          8.50          02/01/11                 494,000
                                                                                                     ---------------
                                                                                                           1,028,600
                                                                                                     ---------------
             GAS DISTRIBUTORS (1.0%)
       430   Dynegy Holdings, Inc.                                   6.875          04/01/11                 398,288
       425   Dynegy Holdings, Inc. - 144A*                           9.875          07/15/10                 480,250
                                                                                                     ---------------
                                                                                                             878,538
                                                                                                     ---------------
             HOME BUILDING (1.5%)
       155   Meritage Corp.                                           9.75          06/01/11                 173,988
       415   Schuler Homes, Inc.                                     9.375          07/15/09                 468,950
       125   Tech Olympic USA, Inc. (Issued 11/27/02)                 9.00          07/01/10                 135,000
       175   Tech Olympic USA, Inc. (Issued 02/03/03)                 9.00          07/01/10                 189,000
       355   Tech Olympic USA, Inc.                                 10.375          07/01/12                 399,375
                                                                                                     ---------------
                                                                                                           1,366,313
                                                                                                     ---------------
             HOME FURNISHINGS (0.5%)
       100   Simmons Corp. - 144A*                                   7.875          01/15/14                 101,000
       315   Tempur-Pedic Inc. - 144A*                               10.25          08/15/10                 352,800
                                                                                                     ---------------
                                                                                                             453,800
                                                                                                     ---------------
             HOSPITAL/NURSING MANAGEMENT (2.0%)
       370   HCA, Inc.                                                6.30          10/01/12                 382,115
       375   HCA, Inc.                                               7.875          02/01/11                 428,282
        35   Manor Care, Inc.                                         7.50          06/15/06                  38,150
       110   Manor Care, Inc.                                         8.00          03/01/08                 124,850
       195   Tenet Healthcare Corp.                                   6.50          06/01/12                 187,931
       670   Tenet Healthcare Corp.                                  7.375          02/01/13                 676,700
                                                                                                     ---------------
                                                                                                           1,838,028
                                                                                                     ---------------
             HOTELS/RESORTS/CRUISELINES (2.1%)
       240   Hilton Hotels Corp.                                     7.625          12/01/12                 270,900
       260   Hilton Hotels Corp.                                      7.95          04/15/07                 289,575
       695   Horseshoe Gaming Holding Corp. (Series B)               8.625          05/15/09                 737,569

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                           COUPON          MATURITY
THOUSANDS                                                            RATE             DATE               VALUE
--------------------------------------------------------------------------------------------------------------------
$       40   Starwood Hotels & Resorts Worldwide Inc.                7.375%         05/01/07         $        43,400
       525   Starwood Hotels & Resorts Worldwide Inc.                7.875          05/01/12                 593,250
                                                                                                     ---------------
                                                                                                           1,934,694
                                                                                                     ---------------
             INDUSTRIAL CONGLOMERATES (0.6%)
       505   Tyco International Group S.A. (Luxembourg)               6.75          02/15/11                 554,238
                                                                                                     ---------------
             INDUSTRIAL MACHINERY (0.2%)
       120   Flowserve Corp.                                         12.25          08/15/10                 139,800
                                                                                                     ---------------
             INDUSTRIAL SPECIALTIES (2.7%)
       430   Cabot Safety Corp.                                      12.50          07/15/05                 440,750
       465   International Wire Group, Inc. (b)                      11.75          06/01/05                 288,300
       560   Johnsondiversy, Inc.                                    9.625          05/15/12                 627,200
       185   Tekni-Plex Inc. - 144A*                                  8.75          11/15/13                 193,788
       420   Tekni-Plex Inc. (Series B)                              12.75          06/15/10                 459,900
       405   UCAR Finance, Inc.                                      10.25          02/15/12                 467,775
                                                                                                     ---------------
                                                                                                           2,477,713
                                                                                                     ---------------
             INTERNET SOFTWARE/SERVICES (0.0%)
       637   Exodus Communications, Inc. (a)(b)                     11.625          07/15/10                       0
                                                                                                     ---------------
             INVESTMENT MANAGERS (0.7%)
       530   JSG Funding PLC (Ireland)                               9.625          10/01/12                 596,250
                                                                                                     ---------------
             MEDIA CONGLOMERATES (1.2%)
       455   Nextmedia Operating, Inc.                               10.75          07/01/11                 518,700
       335   Vivendi Universal SA (France)                            9.25          04/15/10                 398,650
       195   Vivendi Universal SA (France) - 144A*                    6.25          07/15/08                 207,431
                                                                                                     ---------------
                                                                                                           1,124,781
                                                                                                     ---------------
             MEDICAL DISTRIBUTORS (0.8%)
        95   AmerisourceBergen Corp. - 144A*                          7.25          11/15/12                 102,838
       535   AmerisourceBergen Corp.                                 8.125          09/01/08                 605,888
                                                                                                     ---------------
                                                                                                             708,726
                                                                                                     ---------------
             MEDICAL SPECIALTIES (0.1%)
        80   National Nephrology Associates, Inc. - 144A*             9.00          11/01/11                  84,200
                                                                                                     ---------------
             MEDICAL/NURSING SERVICES (0.8%)
       570   Fresenius Medical Care Capital Trust                    7.875          06/15/11                 618,450
        85   Fresenius Medical Care Capital Trust II (Units)^        7.875          02/01/08                  91,163
                                                                                                     ---------------
                                                                                                             709,613
                                                                                                     ---------------
             METAL FABRICATIONS (1.0%)
       215   General Cable Corp. - 144A*                              9.50          11/15/10                 231,125
       615   Trimas Corp.                                            9.875          06/15/12                 644,213
                                                                                                     ---------------
                                                                                                             875,338
                                                                                                     ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                           COUPON          MATURITY
THOUSANDS                                                            RATE             DATE               VALUE
--------------------------------------------------------------------------------------------------------------------
             MISCELLANEOUS COMMERCIAL SERVICES (0.9%)
$      255   Iron Mountain Inc.                                       7.75%         01/15/15         $       268,388
       495   Iron Mountain Inc.                                      8.625          04/01/13                 537,075
                                                                                                     ---------------
                                                                                                             805,463
                                                                                                     ---------------
             MISCELLANEOUS MANUFACTURING (1.1%)
       385   Amsted Industries Inc. - 144A*                          10.25          10/15/11                 427,350
       525   Jacuzzi Brands, Inc. - 144A*                            9.625          07/01/10                 580,125
                                                                                                     ---------------
                                                                                                           1,007,475
                                                                                                     ---------------
             MOVIES/ENTERTAINMENT (0.6%)
       490   Alliance Atlantis Communications, Inc. (Canada)         13.00          12/15/09                 561,050
                                                                                                     ---------------
             OIL & GAS PIPELINES (2.5%)
       575   El Paso Production Holdings - 144A*                      7.75          06/01/13                 569,250
        89   GulfTerra Energy Partners, L.P.                          8.50          06/01/10                 101,460
       292   GulfTerra Energy Partners, L.P.                        10.625          12/01/12                 363,540
        45   Northwest Pipeline Corp.                                8.125          03/01/10                  50,175
       155   Southern Natural Gas                                    8.875          03/15/10                 175,150
       160   Transcontinental Gas Pipe Line Corp. (Series B)         8.875          07/15/12                 190,000
       750   Williams Companies, Inc. (The)                          7.875          09/01/21                 795,000
        45   Williams Companies, Inc. (The) - (Series A)              6.75          01/15/06                  46,800
                                                                                                     ---------------
                                                                                                           2,291,375
                                                                                                     ---------------
             OIL & GAS PRODUCTION (2.6%)
       770   Chesapeake Energy Corp.                                  7.50          09/15/13                 837,375
        28   Chesapeake Energy Corp.                                 8.125          04/01/11                  31,220
       435   Hilcorp Energy/Finance - 144A*                          10.50          09/01/10                 478,500
       225   Magnum Hunter Resources, Inc.                            9.60          03/15/12                 256,500
       745   Vintage Petroleum, Inc.                                 7.875          05/15/11                 789,700
                                                                                                     ---------------
                                                                                                           2,393,295
                                                                                                     ---------------
             OIL REFINING/MARKETING (1.2%)
       195   CITGO Petroleum Corp.                                  11.375          02/01/11                 227,175
       345   Husky Oil Ltd.                                           8.90          08/15/28                 400,200
       170   Tesoro Petroleum Corp.                                   9.00          07/01/08                 177,225
       255   Tesoro Petroleum Corp.                                  9.625          04/01/12                 280,500
                                                                                                     ---------------
                                                                                                           1,085,100
                                                                                                     ---------------
             OILFIELD SERVICES/EQUIPMENT (0.8%)
       135   Hanover Compress Co.                                    8.625          12/15/10                 141,075
       300   Hanover Equipment Trust 2001 A (Series A)                8.50          09/01/08                 319,500
       210   Hanover Equipment Trust 2001 B (Series B)                8.75          09/01/11                 223,650
                                                                                                     ---------------
                                                                                                             684,225
                                                                                                     ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                           COUPON          MATURITY
THOUSANDS                                                            RATE             DATE               VALUE
--------------------------------------------------------------------------------------------------------------------
             OTHER METALS/MINERALS (0.0%)
$      355   Murrin Murrin Holdings Property Ltd.
              (Australia) (b)                                        9.375%         08/31/07         $            36
                                                                                                     ---------------
             OTHER TRANSPORTATION (0.7%)
       590   Laidlaw International Inc. - 144A*                      10.75          06/15/11                 669,650
                                                                                                     ---------------
             PUBLISHING: BOOKS/MAGAZINES (2.2%)
       345   Dex Media East/Finance                                 12.125          11/15/12                 426,075
       650   Dex Media Inc. - 144A*                                   9.00++        11/15/13                 461,500
       330   Dex Media West LLC - 144A                               9.875          08/15/13                 385,275
       165   PEI Holdings, Inc.                                      11.00          03/15/10                 192,225
       485   PRIMEDIA, Inc.                                          8.875          05/15/11                 514,100
                                                                                                     ---------------
                                                                                                           1,979,175
                                                                                                     ---------------
             PUBLISHING: NEWSPAPERS (0.9%)
       721   Hollinger Participation Trust - 144A* (Canada)         12.125+         11/15/10                 859,754
                                                                                                     ---------------
             PULP & PAPER (1.8%)
       480   Abitibi-Consolidated, Inc. (Canada)                      6.00          06/20/13                 461,491
     1,035   Georgia-Pacific Corp.                                   8.875          02/01/10               1,185,075
                                                                                                     ---------------
                                                                                                           1,646,566
                                                                                                     ---------------
             REAL ESTATE DEVELOPMENT (2.0%)
       510   CB Richard Ellis Services, Inc.                         11.25          06/15/11                 578,850
        70   CBRE Escrow Inc. - 144A*                                 9.75          05/15/10                  78,050
       565   LNR Property Corp.                                      7.625          07/15/13                 597,488
       245   LNR Property Corp. - 144A*                               7.25          10/15/13                 250,513
       310   Rockwood Specialties, Inc. - 144A*                     10.625          05/15/11                 347,200
                                                                                                     ---------------
                                                                                                           1,852,101
                                                                                                     ---------------
             REAL ESTATE INVESTMENT TRUSTS (0.6%)
       535   HMH Properties, Inc. (Series B)                         7.875          08/01/08                 559,075
                                                                                                     ---------------
             SEMICONDUCTORS (0.3%)
       240   Fairchild Semiconductors Corp.                          10.50          02/01/09                 268,800
                                                                                                     ---------------
             SERVICES TO THE HEALTH INDUSTRY (0.6%)
       185   Medco Health Solutions, Inc.                             7.25          08/15/13                 202,179
       100   Omnicare, Inc.                                          6.125          06/01/13                 100,750
       230   Omnicare, Inc. (Series B)                               8.125          03/15/11                 252,425
                                                                                                     ---------------
                                                                                                             555,354
                                                                                                     ---------------
             SPECIALTY STORES (1.5%)
       405   Autonation, Inc.                                         9.00          08/01/08                 466,763
       295   General Nutrition Center - 144A*                         8.50          12/01/10                 303,850
       385   Sonic Automotive Inc.                                   8.625          08/15/13                 408,100
       185   Sonic Automotive Inc. - 144A*                           8.625          08/15/13                 196,100
                                                                                                     ---------------
                                                                                                           1,374,813
                                                                                                     ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                           COUPON          MATURITY
THOUSANDS                                                            RATE             DATE               VALUE
--------------------------------------------------------------------------------------------------------------------
             SPECIALTY TELECOMMUNICATIONS (2.2%)
$      350   American Tower Corp.                                    9.375%         02/01/09         $       374,500
       105   Primus Telecommunication Group, Inc.                    11.25          01/15/09                 111,825
       200   Primus Telecommunication Group, Inc. (Series B)         9.875          05/15/08                 208,000
       660   Qwest Corp.                                             5.625          11/15/08                 656,700
       535   Qwest Services Corp. - 144A*                            13.00          12/15/07                 631,300
     1,300   Worldwide Fiber Inc. (Canada) (a)(b)                    12.00          08/01/09                     130
                                                                                                     ---------------
                                                                                                           1,982,455
                                                                                                     ---------------
             STEEL (0.6%)
       495   United States Steel Corp.                                9.75          05/15/10                 559,350
                                                                                                     ---------------
             TELECOMMUNICATIONS (0.0%)
     4,725   Rhythms Netconnections, Inc. (a)(b)                     12.75          04/15/09                       0
     1,200   Startec Global Communications Corp. (a)(b)              12.00          05/15/08                     120
                                                                                                     ---------------
                                                                                                                 120
                                                                                                     ---------------
             TOBACCO (0.7%)
       560   Altria Group Inc.                                        7.00          11/04/13                 598,474
                                                                                                     ---------------
             TRUCKS/CONSTRUCTION/FARM MACHINERY (0.9%)
       530   Manitowoc Inc. (The) - 144A*                            10.50          08/01/12                 606,188
       205   NMHG Holding Co.                                        10.00          05/15/09                 227,550
                                                                                                     ---------------
                                                                                                             833,738
                                                                                                     ---------------
             WHOLESALE DISTRIBUTORS (1.2%)
       580   Burhmann US, Inc.                                       12.25          11/01/09                 652,500
       400   Fisher Scientific International Inc.                    8.125          05/01/12                 431,000
                                                                                                     ---------------
                                                                                                           1,083,500
                                                                                                     ---------------
             WIRELESS TELECOMMUNICATIONS (2.9%)
    19,000   CellNet Data Systems, Inc. (a)(b)                       14.00          10/01/07                       0
       490   Metropcs Inc. - 144A                                    10.75          10/01/11                 490,000
       945   Nextel Communications Inc.                              9.375          11/15/09               1,034,775
       370   Nextel Partners Inc. (Class A)                          11.00          03/15/10                 410,700
       450   SBA Communications Corp.                                10.25          02/01/09                 444,375
       100   SBA Communications Corp.                                12.00          03/01/08                 109,250
       235   SBA Communications Corp. - 144A*                         9.75++        12/15/11                 166,850
                                                                                                     ---------------
                                                                                                           2,655,950
                                                                                                     ---------------

             TOTAL CORPORATE BONDS
              (COST $108,694,775)                                                                         78,287,304
                                                                                                     ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
  SHARES                                                                                                  VALUE
--------------------------------------------------------------------------------------------------------------------
             COMMON STOCKS (d) (3.6%)
             AEROSPACE & DEFENSE (0.2%)
    12,293   Orbital Sciences Corp. (c)                                                              $       147,762
                                                                                                     ---------------
             APPAREL/FOOTWEAR RETAIL (0.0%)
 1,310,596   County Seat Store Corp. (c)                                                                           0
                                                                                                     ---------------
             BROADCASTING (0.8%)
    63,250   Tri-State Outdoor Media Group Inc.                                                              763,744
                                                                                                     ---------------
             CASINO/GAMING (0.0%)
     2,000   Fitzgerald Gaming Corp.**                                                                             0
                                                                                                     ---------------
             CONSUMER/BUSINESS SERVICES (0.7%)
    28,925   Anacomp, Inc. (Class A) (c)                                                                     650,812
                                                                                                     ---------------
             FOOD: SPECIALTY/CANDY (0.0%)
     2,375   SFAC New Holdings Inc. (c)                                                                            0
       436   SFFB New Holdings Inc. (c)                                                                            0
   120,000   Specialty Foods Acquisition Corp. - 144A*                                                             0
                                                                                                     ---------------
                                                                                                                   0
                                                                                                     ---------------
             HOTELS/RESORTS/CRUISELINES (0.0%)
   444,351   Premier Holdings Inc. (c)                                                                             0
                                                                                                     ---------------
             MEDICAL SPECIALTIES (0.0%)
     9,395   MEDIQ, Inc. (c)                                                                                  37,673
                                                                                                     ---------------
             MEDICAL/NURSING SERVICES (0.0%)
   418,663   Raintree Healthcare Corp. (c)                                                                         0
                                                                                                     ---------------
             MOTOR VEHICLES (0.0%)
        87   Northern Holdings Industrial Corp.* (c)                                                               0
                                                                                                     ---------------
             RESTAURANTS (0.2%)
     7,750   American Restaurant Group Holdings, Inc. - 144A*                                                      0
    37,167   American Restaurant Group, Inc.                                                                       0
     4,366   American Restaurant Group, Inc.                                                                       0
    92,158   Catalina Restaurant Group, Inc. (c)                                                             184,316
                                                                                                     ---------------
                                                                                                             184,316
                                                                                                     ---------------
             SPECIALTY TELECOMMUNICATIONS (0.0%)
    12,688   Birch Telecom Inc. (c)                                                                                0
   131,683   PFB Telecom NV (Series B) (c)                                                                         0
                                                                                                     ---------------
                                                                                                                   0
                                                                                                     ---------------
             TEXTILES (0.0%)
   298,461   U.S. Leather, Inc. (c)                                                                                0
                                                                                                     ---------------
             WIRELESS TELECOMMUNICATIONS (1.7%)
    37,865   Arch Wireless, Inc. (Class A) (c)                                                               749,727
    34,183   Motient Corp. (c)                                                                               140,150
     8,464   NII Holdings, Inc. (Class B)                                                                    631,668

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
  SHARES                                                                                                  VALUE
--------------------------------------------------------------------------------------------------------------------
    38,444   Vast Solutions, Inc. (Class B1) (c)                                                     $             0
    38,444   Vast Solutions, Inc. (Class B2) (c)                                                                   0
    38,444   Vast Solutions, Inc. (Class B3) (c)                                                                   0
                                                                                                     ---------------
                                                                                                           1,521,545
                                                                                                     ---------------
             TOTAL COMMON STOCKS
              (COST $74,488,977)                                                                           3,305,852
                                                                                                     ---------------

PRINCIPAL
AMOUNT IN                                                           COUPON          MATURITY
THOUSANDS                                                            RATE             DATE
----------                                                         -------          --------
             ASSET-BACKED SECURITY (2.3%)
$    1,886   Targeted Return Index - 144A*                           8.676%         05/15/13               2,090,158
              (COST $2,014,093)                                                                      ---------------

             CONVERTIBLE BONDS (0.8%)
             HOTELS/RESORTS/CRUISELINES (0.0%)
       742   Premier Cruises Ltd. (a)(d) - 144A*                     10.00+         08/15/05                       0
                                                                                                     ---------------
             TELECOMMUNICATION EQUIPMENT (0.8%)
       740   American Tower Corp.                                     6.25          10/15/09                 747,400
                                                                                                     ---------------

             TOTAL CONVERTIBLE BONDS
              (COST $1,569,712)                                                                              747,400
                                                                                                     ---------------

NUMBER OF
 SHARES
----------
             NON-CONVERTIBLE PREFERRED STOCKS (2.1%)
             BROADCASTING (0.6%)
        62   Paxson Communications Corp.                                                                     578,869
                                                                                                     ---------------
             CABLE/SATELLITE TV (0.0%)
    37,979   Knology Holdings, Inc. - 144A* (d)                                                                  380
                                                                                                     ---------------
             CELLULAR TELEPHONE (0.7%)
       585   Dobson Communications Corp.                                                                     630,337
                                                                                                     ---------------
             ELECTRIC UTILITIES (0.7%)
       554   TNP Enterprises, Inc. (Series D)+                                                               602,476
                                                                                                     ---------------
             RESTAURANTS (0.1%)
       157   Catalina Restaurant Group (Units)^                                                              141,300
                                                                                                     ---------------
             TOTAL NON-CONVERTIBLE PREFERRED STOCKS
              (COST $1,538,546)                                                                            1,953,362
                                                                                                     ---------------
             CONVERTIBLE PREFERRED STOCKS (0.2%)
             CELLULAR TELEPHONE
       690   Dobson Communications Corp. $0.06
              (COST $116,955)                                                                                124,286
                                                                                                     ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF                                                                          EXPIRATION
WARRANTS                                                                              DATE                VALUE
--------------------------------------------------------------------------------------------------------------------
             WARRANTS (d) (0.0%)
             CASINO/GAMING (0.0%)
    83,500   Aladdin Gaming Enterprises, Inc. - 144A*                               03/01/10         $             0
     6,000   Resort at Summerlin LP - 144A*                                         12/15/07                       0
                                                                                                     ---------------
                                                                                                                   0
                                                                                                     ---------------
             CONSUMER/BUSINESS SERVICES (0.0%)
    42,250   Comforce Corp. - 144A*                                                 12/01/09                       0
                                                                                                     ---------------
             OIL & GAS PRODUCTION (0.0%)
     7,568   Chesapeake Energy Corp.                                                05/01/05                       0
                                                                                                     ---------------
             RESTAURANTS (0.0%)
     1,500   American Restaurant Group Holdings, Inc. - 144A*                       08/15/08                       0
    39,250   Catalina Restaurant Group, Inc. (c)                                    07/10/12                       0
                                                                                                     ---------------
                                                                                                                   0
                                                                                                     ---------------
             TELECOMMUNICATIONS (0.0%)
     1,200   Startec Global Communications Corp. - 144A*                            05/15/08                       0
                                                                                                     ---------------
             TOTAL WARRANTS
              (COST $128,068)                                                                                      0
                                                                                                     ---------------

PRINCIPAL
AMOUNT IN                                                           COUPON          MATURITY
THOUSANDS                                                            RATE             DATE
----------                                                          ------          --------
             SHORT-TERM INVESTMENT (3.7%)
             REPURCHASE AGREEMENT
$    3,424   The Bank of New York (dated 12/31/03;
              proceeds $3,424,565) (e)
              (COST $3,424,410)                                     0.8125%         01/02/04               3,424,410
                                                                                    --------         ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                                                         VALUE
--------------------------------------------------------------------------------------------------------------------
             TOTAL INVESTMENTS
              (COST $191,975,536) (f)                                                 98.3%          $    89,932,772
             OTHER ASSETS IN EXCESS OF LIABILITIES                                     1.7                 1,535,559
                                                                                     -----           ---------------
             NET ASSETS                                                              100.0%          $    91,468,331
                                                                                     =====           ===============

----------
   *   RESALE IS RESTRICTED TO QUALIFIED INSTITUTIONAL INVESTORS.
   **  RESALE IS RESTRICTED; ACQUIRED (12/22/98) AT A COST BASIS OF $9,020.
   +   PAYMENT-IN-KIND SECURITY.
   ^ CONSISTS OF ONE OR MORE CLASSES OF SECURITIES TRADED TOGETHER AS A UNIT; BONDS OR PREFERRED STOCK WITH ATTACHED WARRANTS.
   ++ CURRENTLY A ZERO COUPON BOND AND WILL PAY INTEREST AT THE RATE SHOWN AT A FUTURE SPECIFIED DATE.
   (a) ISSUER IN BANKRUPTCY.
   (b) NON-INCOME PRODUCING SECURITY; BOND IN DEFAULT.
   (c) ACQUIRED THROUGH EXCHANGE OFFER.
   (d) NON-INCOME PRODUCING SECURITIES.
   (e) COLLATERALIZED BY FEDERAL NATIONAL MORTGAGE ASSOCIATION 4.096% DUE 08/01/33 VALUED AT $3,468,516 AND BY FEDERAL NATIONAL MORTGAGE ASSOCIATION 4.205% DUE 07/01/33 VALUED AT $24,383.
   (f) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS $191,719,304. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $7,377,068 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $109,163,600, RESULTING IN NET UNREALIZED DEPRECIATION OF $101,786,532.

                        SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Variable Investment Series - Utilities

PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2003

NUMBER OF
 SHARES                                                                                                  VALUE
--------------------------------------------------------------------------------------------------------------------
             COMMON STOCKS (93.5%)
             COMPUTER COMMUNICATIONS (1.8%)
   150,000   Cisco Systems, Inc.*                                                                    $     3,643,500
                                                                                                     ---------------
             ELECTRIC UTILITIES (51.9%)
   240,000   AES Corp. (The)*                                                                              2,265,600
   130,865   Cinergy Corp.                                                                                 5,078,871
    80,000   Consolidated Edison, Inc.                                                                     3,440,800
   147,000   Constellation Energy Group, Inc.                                                              5,756,520
    90,000   Dominion Resources, Inc.                                                                      5,744,700
   112,500   DPL, Inc.                                                                                     2,349,000
    75,000   DTE Energy Co.                                                                                2,955,000
   117,432   Duke Energy Corp.                                                                             2,401,484
   195,000   Edison International                                                                          4,276,350
   200,000   Energy East Corp.                                                                             4,480,000
   110,000   Entergy Corp.                                                                                 6,284,300
    90,000   Exelon Corp.                                                                                  5,972,400
    79,200   FirstEnergy Corp.                                                                             2,787,840
    75,000   FPL Group, Inc.                                                                               4,906,500
   160,000   PG&E Corp.*                                                                                   4,443,200
   135,000   Pinnacle West Capital Corp.                                                                   5,402,700
   120,000   PPL Corp.                                                                                     5,250,000
   100,000   Progress Energy, Inc.                                                                         4,526,000
   130,000   Public Service Enterprise Group, Inc.                                                         5,694,000
   160,000   SCANA Corp.                                                                                   5,480,000
   160,000   Southern Co. (The)                                                                            4,840,000
    90,000   TXU Corp.                                                                                     2,134,800
   165,000   Wisconsin Energy Corp.                                                                        5,519,250
   140,000   Xcel Energy, Inc.                                                                             2,377,200
                                                                                                     ---------------
                                                                                                         104,366,515
                                                                                                     ---------------
             ENERGY (7.7%)
    80,000   Equitable Resources, Inc.                                                                     3,433,600
   115,000   KeySpan Corp.                                                                                 4,232,000
    40,000   Kinder Morgan, Inc.                                                                           2,364,000
   155,000   Questar Corp.                                                                                 5,448,250
                                                                                                     ---------------
                                                                                                          15,477,850
                                                                                                     ---------------
             GAS DISTRIBUTORS (4.1%)
    65,000   AGL Resources, Inc.                                                                           1,891,500
   130,000   New Jersey Resources Corp.                                                                    5,006,300
    60,000   NiSource, Inc.                                                                                1,316,400
                                                                                                     ---------------
                                                                                                           8,214,200
                                                                                                     ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
 SHARES                                                                                                  VALUE
--------------------------------------------------------------------------------------------------------------------
             OIL & GAS PIPELINES (0.8%)
   170,000   Williams Companies, Inc. (The)                                                          $     1,669,400
                                                                                                     ---------------
             TELECOMMUNICATIONS (25.9%)
   101,932   ALLTEL Corp.                                                                                  4,747,993
    75,000   AT&T Corp.                                                                                    1,522,500
   210,000   AT&T Wireless Services Inc.*                                                                  1,677,900
    75,000   BCE, Inc. (Canada)                                                                            1,677,000
   180,000   BellSouth Corp.                                                                               5,094,000
   108,750   CenturyTel, Inc.                                                                              3,547,425
    65,000   Comcast Corp. (Class A)*                                                                      2,136,550
   100,000   Cox Communications, Inc. (Class A)*                                                           3,445,000
   132,000   Nextel Communications, Inc. (Class A)*                                                        3,703,920
   198,946   SBC Communications, Inc.                                                                      5,186,522
   125,000   Sprint Corp. (FON Group)                                                                      2,052,500
   250,000   Sprint Corp. (PCS Group)*                                                                     1,405,000
    79,750   Telefonica S.A. (ADR) (Spain)*                                                                3,524,152
   120,000   Telefonos de Mexico S.A. (Series L) (ADR) (Mexico)                                            3,963,600
   126,120   Verizon Communications Inc.                                                                   4,424,290
   160,000   Vodafone Group PLC (ADR) (United Kingdom)                                                     4,006,400
                                                                                                     ---------------
                                                                                                          52,114,752
                                                                                                     ---------------
             WATER UTILITIES (1.3%)
   114,375   Philadelphia Suburban Corp.                                                                   2,527,687
                                                                                                     ---------------
             TOTAL COMMON STOCKS
              (COST $133,285,024)                                                                        188,013,904
                                                                                                     ---------------

PRINCIPAL
AMOUNT IN                                                           COUPON          MATURITY
THOUSANDS                                                            RATE             DATE
----------                                                          ------          --------
             CORPORATE BONDS (3.0%)
             ELECTRIC UTILITIES (2.2%)
$      100   Appalachian Power Co. (Series G)                         3.60%         05/15/08                  98,913
       140   Carolina Power & Light Co.                              5.125          09/15/13                 142,018
       400   Cinergy Corp.                                            6.25          09/01/04                 410,399
       120   Cleco Power LLC                                         5.375          05/01/13                 118,036
       160   Commonwealth Edison Co.                                  6.15          03/15/12                 174,848
        40   Constellation Energy Group, Inc.                         7.60          04/01/32                  46,965
       400   Consumers Energy Co.                                    6.875          03/01/18                 437,570
        85   Duke Energy Corp.                                        4.50          04/01/10                  86,825
        90   Duquesne Light Co.                                       6.70          04/15/12                 100,399
        25   Entergy Gulf States, Inc. - 144A**                       3.60          06/01/08                  24,122
       100   Exelon Corp.                                             6.75          05/01/11                 111,887
       135   FirstEnergy Corp. (Series B)                             6.45          11/15/11                 140,178

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                           COUPON          MATURITY
THOUSANDS                                                            RATE             DATE               VALUE
--------------------------------------------------------------------------------------------------------------------
$      120   FirstEnergy Corp. (Series C)                            7.375%         11/15/31         $       123,198
       160   Indiana Michigan Power Co. (Series A)                   6.875          07/01/04                 164,391
        40   Indianapolis Power & Light Co. - 144A**                  6.30          07/01/13                  41,340
       155   Jersey Central Power & Light Co.                         6.45          05/15/06                 166,786
       145   Ohio Power Co.                                           6.60          02/15/33                 156,131
       160   Pinnacle West Capital Corp.                              6.40          04/01/06                 171,724
       210   Progress Energy Inc.                                     6.55          03/01/04                 211,576
       415   PSEG Energy Holdings                                    9.125          02/10/04                 419,150
       285   Public Service Co. of New Mexico (Series B)              7.50          08/01/18                 326,571
       145   Public Service Electric & Gas Co.                        5.00          01/01/13                 146,514
       155   South Carolina Electric & Gas Co.                        7.50          06/15/05                 167,408
       155   Texas-New Mexico Power Co.                               6.25          01/15/09                 157,109
        75   TXU Energy Co.                                           7.00          03/15/13                  83,121
        40   Wisconsin Electric Power Co.                             4.50          05/15/13                  39,135
        60   Wisconsin Electric Power Co.                            5.625          05/15/33                  58,472
                                                                                                     ---------------
                                                                                                           4,324,786
                                                                                                     ---------------
             ENERGY (0.0%)
        90   Consolidated Natural Gas Co.                            5.375          11/01/06                  96,544
                                                                                                     ---------------
             TELECOMMUNICATIONS (0.8%)
       210   AT&T Corp.                                               7.25          11/15/06                 232,407
       145   AT&T Wireless Services, Inc.                            7.875          03/01/11                 168,068
        75   British Telecommunications PLC (United Kingdom)         8.375          12/15/10                  91,415
       215   Deutsche Telekom International
              Finance Corp. (Netherlands)                             8.75          06/15/30                 275,628
       155   France Telecom S.A. (France)                             9.75          03/01/31                 206,652
       520   GTE Corp.                                                7.90          02/01/27                 572,149
                                                                                                     ---------------
                                                                                                           1,546,319
                                                                                                     ---------------
             TOTAL CORPORATE BONDS
              (COST $5,611,093)                                                                            5,967,649
                                                                                                     ---------------
             ASSET-BACKED SECURITIES (0.4%)
             FINANCE/RENTAL/LEASING
       245   Detroit Edison Securitization Funding LLC               5.875          03/01/10                 266,230
       290   PECO Energy Transition Trust                            7.625          03/01/10                 341,162
       275   PSE&G Transition Funding LLC                             6.61          06/15/15                 314,442
                                                                                                     ---------------
             TOTAL ASSET-BACKED SECURITIES
              (COST $876,356)                                                                                921,834
                                                                                                     ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                           COUPON          MATURITY
THOUSANDS                                                            RATE             DATE               VALUE
--------------------------------------------------------------------------------------------------------------------
             U.S. GOVERNMENT OBLIGATION (0.1%)
$      130   U.S. Treasury Bond
              (COST $147,072)                                        6.125%         08/15/29         $       147,357
                                                                                                     ---------------
             SHORT-TERM INVESTMENT (2.7%)
             U.S. GOVERNMENT AGENCY
     5,400   Federal Home Loan Bank
              (COST $5,399,888) (a)                                   0.75          01/02/04               5,399,888
                                                                                                     ---------------
             TOTAL INVESTMENTS
              (COST $145,319,433) (b)                                                 99.7%              200,450,632
             OTHER ASSETS IN EXCESS OF LIABILITIES                                     0.3                   672,819
                                                                                     -----           ---------------
             NET ASSETS                                                              100.0%          $   201,123,451
                                                                                     =====           ===============

----------
   ADR AMERICAN DEPOSITORY RECEIPT.
   *   NON-INCOME PRODUCING SECURITY.
   **  RESALE IS RESTRICTED TO QUALIFIED INSTITUTIONAL INVESTORS.
   (a) PURCHASED ON A DISCOUNT BASIS. THE INTEREST RATE SHOWN HAS BEEN ADJUSTED TO REFLECT A MONEY MARKET EQUIVALENT YIELD.
   (b) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS $149,051,346. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $51,590,982 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $191,696, RESULTING IN NET UNREALIZED APPRECIATION OF $51,399,286.

                        SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Variable Investment Series - Income Builder

PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2003

NUMBER OF
  SHARES                                                                                        VALUE
----------------------------------------------------------------------------------------------------------
             COMMON STOCKS (50.0%)
             ADVERTISING/MARKETING SERVICES (0.4%)
    24,960   Interpublic Group of Companies, Inc. (The)*                                   $       389,376
                                                                                           ---------------
             AEROSPACE & DEFENSE (0.2%)
     6,390   Raytheon Co.                                                                          191,956
                                                                                           ---------------
             AUTO PARTS: O.E.M. (0.6%)
     7,090   Magna International Inc. (Class A) (Canada)                                           567,554
                                                                                           ---------------
             BROADCASTING (0.4%)
     7,700   Clear Channel Communications, Inc.                                                    360,591
                                                                                           ---------------
             CHEMICALS: MAJOR DIVERSIFIED (1.9%)
    32,570   Bayer AG (ADR) (Germany)                                                              957,884
    12,520   Dow Chemical Co. (The)                                                                520,456
     7,190   Du Pont (E.I.) de Nemours & Co.                                                       329,949
                                                                                           ---------------
                                                                                                 1,808,289
                                                                                           ---------------
             COMPUTER PROCESSING HARDWARE (0.6%)
    24,050   Hewlett-Packard Co.                                                                   552,428
                                                                                           ---------------
             CONTAINERS/PACKAGING (0.8%)
    12,050   Temple-Inland, Inc.                                                                   755,173
                                                                                           ---------------
             DATA PROCESSING SERVICES (0.5%)
    11,900   Automatic Data Processing, Inc.                                                       471,359
                                                                                           ---------------
             DISCOUNT STORES (0.7%)
    11,830   Wal-Mart Stores, Inc.                                                                 627,581
                                                                                           ---------------
             ELECTRIC UTILITIES (1.8%)
    18,350   Edison International                                                                  402,415
     7,310   Entergy Corp.                                                                         417,620
     7,370   Exelon Corp.                                                                          489,073
    10,700   FirstEnergy Corp.                                                                     376,640
                                                                                           ---------------
                                                                                                 1,685,748
                                                                                           ---------------
             FINANCE/RENTAL/LEASING (1.2%)
    11,060   Fannie Mae                                                                            830,164
     5,070   Freddie Mac                                                                           295,682
                                                                                           ---------------
                                                                                                 1,125,846
                                                                                           ---------------
             FINANCIAL CONGLOMERATES (2.8%)
    22,320   Citigroup Inc.                                                                      1,083,413
    23,320   J.P. Morgan Chase & Co.                                                               856,544
    16,490   Prudential Financial, Inc.                                                            688,787
                                                                                           ---------------
                                                                                                 2,628,744
                                                                                           ---------------
             FINANCIAL PUBLISHING/SERVICES (0.7%)
    25,330   Equifax, Inc.                                                                         620,585
                                                                                           ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
  SHARES                                                                                        VALUE
----------------------------------------------------------------------------------------------------------
             FOOD: MAJOR DIVERSIFIED (1.2%)
    11,750   Kraft Foods Inc. (Class A)                                                    $       378,585
     6,180   Nestle SA (ADR) (Registered Shares) (Switzerland)                                     384,396
     7,790   PepsiCo, Inc.                                                                         363,170
                                                                                           ---------------
                                                                                                 1,126,151
                                                                                           ---------------
             FOOD: SPECIALTY/CANDY (0.5%)
    14,650   Cadbury Schweppes PLC (ADR) (United Kingdom)                                          437,888
                                                                                           ---------------
             HOSPITAL/NURSING MANAGEMENT (0.8%)
    44,390   Tenet Healthcare Corp.*                                                               712,460
                                                                                           ---------------
             HOTELS/RESORTS/CRUISELINES (1.6%)
    47,400   Hilton Hotels Corp.                                                                   811,962
    19,930   Starwood Hotels & Resorts Worldwide, Inc.                                             716,882
                                                                                           ---------------
                                                                                                 1,528,844
                                                                                           ---------------
             HOUSEHOLD/PERSONAL CARE (1.0%)
    16,060   Kimberly-Clark Corp.                                                                  948,985
                                                                                           ---------------
             INDUSTRIAL CONGLOMERATES (1.1%)
     8,876   Ingersoll Rand Co. (Class A) (Bermuda)                                                602,503
     8,450   Textron, Inc.                                                                         482,157
                                                                                           ---------------
                                                                                                 1,084,660
                                                                                           ---------------
             INDUSTRIAL MACHINERY (0.6%)
     9,320   Parker-Hannifin Corp.                                                                 554,540
                                                                                           ---------------
             INFORMATION TECHNOLOGY SERVICES (0.7%)
     7,600   International Business Machines Corp.                                                 704,368
                                                                                           ---------------
             INTEGRATED OIL (3.2%)
    26,750   BP PLC (ADR) (United Kingdom)                                                       1,320,113
    10,729   ConocoPhillips                                                                        703,501
    25,170   Exxon Mobil Corp.                                                                   1,031,970
                                                                                           ---------------
                                                                                                 3,055,584
                                                                                           ---------------
             INVESTMENT BANKS/BROKERS (2.0%)
     9,270   Edwards (A.G.), Inc.                                                                  335,852
     8,200   Lehman Brothers Holdings Inc.                                                         633,204
    15,210   Merrill Lynch & Co., Inc.                                                             892,067
                                                                                           ---------------
                                                                                                 1,861,123
                                                                                           ---------------
             LIFE/HEALTH INSURANCE (0.5%)
    13,400   MetLife, Inc.                                                                         451,178
                                                                                           ---------------
             MAJOR BANKS (2.5%)
     6,730   Bank of America Corp.                                                                 541,294
    14,050   Bank One Corp.                                                                        640,540
    13,360   PNC Financial Services Group                                                          731,193

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
  SHARES                                                                                        VALUE
----------------------------------------------------------------------------------------------------------
    10,490   Wachovia Corp.                                                                $       488,729
                                                                                           ---------------
                                                                                                 2,401,756
                                                                                           ---------------
             MANAGED HEALTH CARE (0.5%)
     8,600   CIGNA Corp.                                                                           494,500
                                                                                           ---------------
             MEDIA CONGLOMERATES (2.6%)
    41,830   Disney (Walt) Co. (The)                                                               975,894
    82,220   Time Warner Inc.*                                                                   1,479,138
                                                                                           ---------------
                                                                                                 2,455,032
                                                                                           ---------------
             MEDICAL SPECIALTIES (0.8%)
    14,340   Bausch & Lomb, Inc.                                                                   744,246
                                                                                           ---------------
             MOTOR VEHICLES (0.7%)
    29,450   Honda Motor Co., Ltd. (ADR) (Japan)                                                   662,625
                                                                                           ---------------
             MULTI-LINE INSURANCE (1.0%)
    16,660   Hartford Financial Services Group, Inc. (The)                                         983,440
                                                                                           ---------------
             OIL & GAS PRODUCTION (0.5%)
    10,300   EOG Resources, Inc.                                                                   475,551
                                                                                           ---------------
             OIL REFINING/MARKETING (0.5%)
    10,850   Valero Energy Corp.                                                                   502,789
                                                                                           ---------------
             OILFIELD SERVICES/EQUIPMENT (1.2%)
    20,890   Schlumberger Ltd.                                                                   1,143,101
                                                                                           ---------------
             OTHER METALS/MINERALS (0.9%)
    11,190   Phelps Dodge Corp.*                                                                   851,447
                                                                                           ---------------
             PACKAGED SOFTWARE (0.9%)
    30,380   Microsoft Corp.                                                                       836,665
                                                                                           ---------------
             PHARMACEUTICALS: MAJOR (4.6%)
     9,820   AstraZeneca PLC (ADR) (United Kingdom)                                                475,092
    79,050   Bristol-Myers Squibb Co.                                                            2,260,830
     8,460   Roche Holdings Ltd. (ADR) (Switzerland)                                               848,115
    43,200   Schering-Plough Corp.                                                                 751,248
                                                                                           ---------------
                                                                                                 4,335,285
                                                                                           ---------------
             PRECIOUS METALS (0.8%)
    15,810   Newmont Mining Corp.                                                                  768,524
                                                                                           ---------------
             PROPERTY - CASUALTY INSURERS (2.3%)
    19,730   Chubb Corp. (The)                                                                   1,343,613
    46,800   Travelers Property Casualty Corp. (Class A)                                           785,304
                                                                                           ---------------
                                                                                                 2,128,917
                                                                                           ---------------
             RAILROADS (1.6%)
    38,810   Norfolk Southern Corp.                                                                917,857
     7,990   Union Pacific Corp.                                                                   555,145
                                                                                           ---------------
                                                                                                 1,473,002
                                                                                           ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
  SHARES                                                                                        VALUE
----------------------------------------------------------------------------------------------------------
             RESTAURANTS (0.4%)
    14,250   McDonald's Corp.                                                              $       353,828
                                                                                           ---------------
             TELECOMMUNICATION EQUIPMENT (0.6%)
    33,150   Nokia Corp. (ADR)                                                                     563,550
                                                                                           ---------------
             TELECOMMUNICATIONS (1.2%)
    22,020   Sprint Corp. (FON Group)                                                              361,568
    21,730   Verizon Communications Inc.                                                           762,288
                                                                                           ---------------
                                                                                                 1,123,856
                                                                                           ---------------
             TOBACCO (0.6%)
    10,950   Altria Group, Inc.                                                                    595,899
                                                                                           ---------------
             TOTAL COMMON STOCKS
              (COST $39,099,614)                                                                47,145,024
                                                                                           ---------------
             CONVERTIBLE PREFERRED STOCKS (8.5%)
             ELECTRIC UTILITIES (1.1%)
    18,000   FPL Group, Inc. $8.00*                                                              1,016,820
                                                                                           ---------------
             ELECTRONIC DISTRIBUTORS (0.5%)
    10,000   Pioneer Standard Financial Trust $1.69                                                482,500
                                                                                           ---------------
             MAJOR BANKS (1.0%)
    25,050   National Australia Bank, Ltd. $1.97 (Australia) (Units)++                             956,910
                                                                                           ---------------
             MAJOR TELECOMMUNICATIONS (1.1%)
    20,000   ALLTEL Corp. $3.88 (Units)++                                                          994,000
                                                                                           ---------------
             OIL & GAS PIPELINES (0.8%)
    60,000   Williams Companies, Inc. $2.25                                                        786,600
                                                                                           ---------------
             PROPERTY - CASUALTY INSURERS (0.8%)
    30,000   Travelers Property Casualty Corp. $1.13                                               735,000
                                                                                           ---------------
             PULP & PAPER (1.1%)
    20,000   Boise Cascade Corp. $3.75 (Units)++                                                 1,023,800
                                                                                           ---------------
             REAL ESTATE INVESTMENT TRUSTS (0.3%)
     9,000   Equity Residential Properties Trust (Series E) $1.75                                  297,000
                                                                                           ---------------
             TELECOMMUNICATION EQUIPMENT (1.8%)
     1,000   Lucent Technologies Capital Trust $77.50                                            1,030,000
    16,250   Motorola, Inc. $3.50                                                                  705,737
                                                                                           ---------------
                                                                                                 1,735,737
                                                                                           ---------------
             TOTAL CONVERTIBLE PREFERRED STOCKS
              (COST $7,578,759)                                                                  8,028,367
                                                                                           ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                             COUPON    MATURITY
THOUSANDS                                                              RATE       DATE          VALUE
----------------------------------------------------------------------------------------------------------
             CONVERTIBLE BONDS (19.8%)
             AIRLINES (1.4%)
$    1,500   Continental Airlines Inc.                                  4.50%   02/01/07   $     1,333,125
                                                                                           ---------------
             BIOTECHNOLOGY (2.2%)
     1,250   Enzon, Inc.                                                4.50    07/01/08         1,103,125
       800   Invitrogen, Inc. - 144A**                                  2.00    08/01/23           998,000
                                                                                           ---------------
                                                                                                 2,101,125
                                                                                           ---------------
             CABLE/SATELLITE TV (1.1%)
     1,000   Echostar Communications, Corp.                             5.75    05/15/08         1,057,500
                                                                                           ---------------
             CONTRACT DRILLING (1.2%)
     2,000   Diamond Offshore Drilling Inc.                             0.00    06/06/20         1,160,000
                                                                                           ---------------
             DEPARTMENT STORES (1.5%)
     1,250   Penney (J.C.) Co., Inc.                                    5.00    10/15/08         1,378,125
                                                                                           ---------------
             ELECTRONIC EQUIPMENT/INSTRUMENTS (2.4%)
     1,200   Agilent Technologies, Inc.                                 3.00    12/01/21         1,317,000
     1,000   SCI Systems, Inc.                                          3.00    03/15/07           950,000
                                                                                           ---------------
                                                                                                 2,267,000
                                                                                           ---------------
             HOSPITAL/NURSING MANAGEMENT (2.2%)
     1,000   Community Health Systems                                   4.25    10/15/08         1,075,000
     1,000   Lifepoint Hospitals, Inc.                                  4.50    06/01/09         1,008,750
                                                                                           ---------------
                                                                                                 2,083,750
                                                                                           ---------------
             HOTELS/RESORTS/CRUISELINES (1.2%)
     1,000   Hilton Hotels Corp.                                       3.375    04/15/23         1,086,250
                                                                                           ---------------
             HOUSEHOLD/PERSONAL CARE (1.2%)
     1,000   Church & Dwight Co., Inc. - 144A**                         5.25    08/15/33         1,172,500
                                                                                           ---------------
             INDUSTRIAL CONGLOMERATES (1.4%)
     1,000   Tyco International Group
              SA - 144A** (Luxembourg)                                  2.75    01/15/18         1,281,250
                                                                                           ---------------
             INFORMATION TECHNOLOGY SERVICES (1.0%)
     1,000   Aether Systems, Inc.                                       6.00    03/22/05           987,500
                                                                                           ---------------
             INTERNET RETAIL (1.2%)
     1,082   Amazon.com, Inc.                                           4.75    02/01/09         1,099,583
                                                                                           ---------------
             INVESTMENT BANKS/BROKERS (1.1%)
     1,000   E*Trade Group Inc.                                         6.00    02/01/07         1,027,500
                                                                                           ---------------
             SEMICONDUCTORS (0.7%)
       680   RF Micro Systems Devices                                   3.75    08/15/05           681,700
                                                                                           ---------------
             TOTAL CONVERTIBLE BONDS
              (COST $17,679,985)                                                                18,716,908
                                                                                           ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                             COUPON    MATURITY
THOUSANDS                                                              RATE       DATE          VALUE
----------------------------------------------------------------------------------------------------------
             CORPORATE BONDS (17.4%)
             AGRICULTURAL COMMODITIES/MILLING (1.7%)
$    1,460   Corn Products International Inc.                           8.25%   07/15/07   $     1,606,000
                                                                                           ---------------
             APPAREL/FOOTWEAR (1.3%)
     1,250   Tommy Hilfiger USA Inc.                                    6.85    06/01/08         1,259,375
                                                                                           ---------------
             BROADCASTING (1.5%)
     1,200   Clear Channel Communications, Inc.                         8.00    11/01/08         1,395,000
                                                                                           ---------------
             CABLE/SATELLITE TV (1.1%)
     1,000   Echostar DBS Corp.                                        9.375    02/01/09         1,051,250
                                                                                           ---------------
             CONTAINERS/PACKAGING (1.1%)
     1,000   Gaylord Container Corp.                                   9.875    02/15/08         1,047,500
                                                                                           ---------------
             ELECTRONIC DISTRIBUTORS (1.4%)
     1,250   Avnet, Inc.                                               7.875    02/15/05         1,312,500
                                                                                           ---------------
             ELECTRONIC PRODUCTION EQUIPMENT (1.1%)
       900   ChipPac International Co. Ltd.                            12.75    08/01/09           999,000
                                                                                           ---------------
             FOOD RETAIL (1.6%)
     1,500   Winn-Dixie Stores Inc.                                    8.875    04/01/08         1,530,000
                                                                                           ---------------
             HOME BUILDING (1.4%)
     1,200   Toll Corp.                                                 8.25    02/01/11         1,326,000
                                                                                           ---------------
             HOSPITAL/NURSING MANAGEMENT (1.6%)
     1,400   Manor Care, Inc.                                           7.50    06/15/06         1,526,000
                                                                                           ---------------
             HOTELS/RESORTS/CRUISELINES (1.6%)
     1,300   Starwood Hotels & Resorts Inc.                            7.875    05/01/12         1,469,000
                                                                                           ---------------
             PUBLISHING: NEWSPAPERS (1.2%)
     1,000   Media General Inc.                                         6.95    09/01/06         1,076,250
                                                                                           ---------------
             TRUCKS/CONSTRUCTION/FARM MACHINERY (0.8%)
       700   Navistar International (Series B)                         9.375    06/01/06           776,125
                                                                                           ---------------
             TOTAL CORPORATE BONDS
              (COST $15,871,753)                                                                16,374,000
                                                                                           ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                             COUPON    MATURITY
THOUSANDS                                                              RATE       DATE          VALUE
----------------------------------------------------------------------------------------------------------
             SHORT-TERM INVESTMENT (4.0%)
             U.S. GOVERNMENT AGENCY
$    3,800   Federal Home Loan Banks
              (COST $3,799,921) (a)                                     0.75%   01/02/04   $     3,799,921
                                                                                           ---------------
             TOTAL INVESTMENTS
              (COST $84,030,032) (b)                                              99.7%         94,064,220
             OTHER ASSETS IN EXCESS OF LIABILITIES                                 0.3             268,493
                                                                                 -----     ---------------
             NET ASSETS                                                          100.0%    $    94,332,713
                                                                                 =====     ===============

----------
   ADR AMERICAN DEPOSITORY RECEIPT.
   *   NON-INCOME PRODUCING SECURITY.
   **  RESALE IS RESTRICTED TO QUALIFIED INSTITUTIONAL INVESTORS.
   ++ CONSISTS OF ONE OR MORE CLASSES OF SECURITIES TRADED TOGETHER AS A UNIT; PREFERRED STOCKS WITH ATTACHED WARRANTS.
   (a) PURCHASED ON A DISCOUNT BASIS. THE INTEREST RATE SHOWN HAS BEEN ADJUSTED TO REFLECT A MONEY MARKET EQUIVALENT YIELD.
   (b) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS $84,128,879. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $11,147,543 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $1,212,202, RESULTING IN NET UNREALIZED APPRECIATION OF $9,935,341.

                        SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Variable Investment Series - Dividend Growth

PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2003

NUMBER OF
  SHARES                                                                                        VALUE
----------------------------------------------------------------------------------------------------------
             COMMON STOCKS (95.0%)
             ALUMINUM (3.0%)
   330,300   Alcan Inc. (Canada)                                                           $    15,507,585
   358,400   Alcoa, Inc.                                                                        13,619,200
                                                                                           ---------------
                                                                                                29,126,785
                                                                                           ---------------
             APPAREL/FOOTWEAR (1.1%)
   255,000   V.F. Corp.                                                                         11,026,200
                                                                                           ---------------
             AUTO PARTS: O.E.M. (2.4%)
   203,200   Johnson Controls, Inc.                                                             23,595,584
                                                                                           ---------------
             BEVERAGES:
             NON-ALCOHOLIC (1.0%)
   188,100   Coca-Cola Co. (The)                                                                 9,546,075
                                                                                           ---------------
             BIOTECHNOLOGY (0.3%)
    48,300   Amgen Inc.*                                                                         2,984,940
                                                                                           ---------------
             CHEMICALS: MAJOR
             DIVERSIFIED (3.9%)
   493,000   Dow Chemical Co.                                                                   20,494,010
   384,000   Du Pont (E.I.) de
              Nemours & Co.                                                                     17,621,760
                                                                                           ---------------
                                                                                                38,115,770
                                                                                           ---------------
             COMPUTER PROCESSING
             HARDWARE (2.3%)
   364,800   Dell Inc.*                                                                         12,388,608
   433,800   Hewlett-Packard Co.                                                                 9,964,386
                                                                                           ---------------
                                                                                                22,352,994
                                                                                           ---------------
             DATA PROCESSING
             SERVICES (1.3%)
   316,400   First Data Corp.                                                                   13,000,876
                                                                                           ---------------
             DISCOUNT STORES (2.7%)
   681,800   Target Corp.                                                                       26,181,120
                                                                                           ---------------
             DRUGSTORE CHAINS (0.9%)
   246,900   CVS Corp.                                                                           8,918,028
                                                                                           ---------------
             ELECTRIC UTILITIES (2.3%)
   235,400   Exelon Corp.                                                                       15,621,144
   102,700   FPL Group, Inc.                                                                     6,718,634
                                                                                           ---------------
                                                                                                22,339,778
                                                                                           ---------------
             FINANCE/RENTAL/
             LEASING (2.8%)
    68,400   Fannie Mae                                                                    $     5,134,104
   887,000   MBNA Corp.                                                                         22,041,950
                                                                                           ---------------
                                                                                                27,176,054
                                                                                           ---------------
             FINANCIAL
             CONGLOMERATES (3.4%)
   533,600   Citigroup Inc.                                                                     25,900,944
   215,600   J.P. Morgan
             Chase & Co.                                                                         7,918,988
                                                                                           ---------------
                                                                                                33,819,932
                                                                                           ---------------
             FOOD DISTRIBUTORS (0.6%)
   144,100   SYSCO Corp.                                                                         5,364,843
                                                                                           ---------------
             FOOD: MAJOR
             DIVERSIFIED (2.2%)
   464,000   PepsiCo, Inc.                                                                      21,631,680
                                                                                           ---------------
             HOME IMPROVEMENT
             CHAINS (2.5%)
   700,700   Home Depot, Inc. (The)                                                             24,867,843
                                                                                           ---------------
             HOUSEHOLD/
             PERSONAL CARE (3.4%)
   189,000   Avon Products, Inc.                                                                12,755,610
   202,400   Procter & Gamble Co. (The)                                                         20,215,712
                                                                                           ---------------
                                                                                                32,971,322
                                                                                           ---------------
             INDUSTRIAL
             CONGLOMERATES (6.5%)
   274,200   3M Co.                                                                             23,315,226
   563,400   General Electric Co.                                                               17,454,132
   248,600   United Technologies Corp.                                                          23,559,822
                                                                                           ---------------
                                                                                                64,329,180
                                                                                           ---------------
             INFORMATION TECHNOLOGY
             SERVICES (3.2%)
   558,100   Accenture Ltd. (Class A)
              (Bermuda)*                                                                        14,689,192
   184,600   International Business
              Machines Corp.                                                                    17,108,728
                                                                                           ---------------
                                                                                                31,797,920
                                                                                           ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
  SHARES                                                                                        VALUE
----------------------------------------------------------------------------------------------------------
             INSURANCE BROKERS/
             SERVICES (0.2%)
    44,400   Marsh & McLennan
              Companies, Inc.                                                              $     2,126,316
                                                                                           ---------------
             INTEGRATED OIL (5.7%)
   466,700   BP PLC
              (ADR) (United Kingdom)                                                            23,031,645
   503,800   Exxon Mobil Corp.                                                                  20,655,800
   232,700   Royal Dutch Petroleum Co.
              (ADR) (Netherlands)                                                               12,191,153
                                                                                           ---------------
                                                                                                55,878,598
                                                                                           ---------------
             INVESTMENT BANKS/
             BROKERS (4.3%)
   108,400   Goldman Sachs Group,
              Inc. (The)                                                                        10,702,332
   109,700   Lehman Brothers
              Holdings Inc.                                                                      8,471,034
   388,700   Merrill Lynch & Co., Inc.                                                          22,797,255
                                                                                           ---------------
                                                                                                41,970,621
                                                                                           ---------------
             INVESTMENT MANAGERS (1.4%)
   427,000   Mellon Financial Corp.                                                             13,710,970
                                                                                           ---------------
             LIFE/HEALTH INSURANCE (1.5%)
   357,700   Lincoln National Corp.                                                             14,440,349
                                                                                           ---------------
             MAJOR BANKS (7.8%)
   393,100   Bank of America Corp.                                                              31,617,033
   155,700   Bank of New York Co.,
              Inc. (The)                                                                         5,156,784
   203,600   Comerica, Inc.                                                                     11,413,816
   230,600   PNC Financial
              Services Group                                                                    12,620,738
   127,200   Wachovia Corp.                                                                      5,926,248
   174,100   Wells Fargo & Co.                                                                  10,252,749
                                                                                           ---------------
                                                                                                76,987,368
                                                                                           ---------------
             MANAGED HEALTH CARE (1.0%)
    92,660   Anthem, Inc.*                                                                       6,949,500
    51,100   CIGNA Corp.                                                                         2,938,250
                                                                                           ---------------
                                                                                                 9,887,750
                                                                                           ---------------
             MEDICAL DISTRIBUTORS (0.4%)
    61,500   Cardinal Health, Inc.                                                         $     3,761,340
                                                                                           ---------------
             MEDICAL SPECIALTIES (0.3%)
    53,700   Guidant Corp.                                                                       3,232,740
                                                                                           ---------------
             MULTI-LINE INSURANCE (1.7%)
   183,200   American International
              Group, Inc.                                                                       12,142,496
    77,500   Hartford Financial Services
              Group, Inc. (The)                                                                  4,574,825
                                                                                           ---------------
                                                                                                16,717,321
                                                                                           ---------------
             OFFICE EQUIPMENT/
             SUPPLIES (1.7%)
   401,400   Pitney Bowes, Inc.                                                                 16,304,868
                                                                                           ---------------
             OILFIELD SERVICES/
             EQUIPMENT (1.2%)
   122,200   Halliburton Co.                                                                     3,177,200
   152,700   Schlumberger Ltd.                                                                   8,355,744
                                                                                           ---------------
                                                                                                11,532,944
                                                                                           ---------------
             PACKAGED SOFTWARE (3.4%)
    62,300   Mercury Interactive Corp.*                                                          3,030,272
   924,300   Microsoft Corp.                                                                    25,455,222
   124,800   SAP AG (ADR) (Germany)                                                              5,186,688
                                                                                           ---------------
                                                                                                33,672,182
                                                                                           ---------------
             PHARMACEUTICALS:
             MAJOR (6.9%)
   612,800   Bristol-Myers Squibb Co.                                                           17,526,080
   858,460   Pfizer Inc.                                                                        30,329,392
   478,900   Wyeth                                                                              20,329,305
                                                                                           ---------------
                                                                                                68,184,777
                                                                                           ---------------
             RAILROADS (1.6%)
   294,400   Burlington Northern
              Santa Fe Corp.                                                                     9,523,840
   176,900   CSX Corp.                                                                           6,357,786
                                                                                           ---------------
                                                                                                15,881,626
                                                                                           ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
  SHARES                                                                                        VALUE
----------------------------------------------------------------------------------------------------------
             SEMICONDUCTORS (2.2%)
    65,000   Analog Devices, Inc.                                                          $     2,967,250
   408,000   Intel Corp.                                                                        13,137,600
    73,200   Marvell Technology
              Group Ltd. (Bermuda)*                                                              2,776,476
    56,900   Maxim Integrated Products,
              Inc.                                                                               2,833,620
                                                                                           ---------------
                                                                                                21,714,946
                                                                                           ---------------
             TELECOMMUNICATION
             EQUIPMENT (0.6%)
   446,500   Motorola, Inc.                                                                      6,282,255
                                                                                           ---------------
             TELECOMMUNICATIONS (1.8%)
   507,100   Verizon Communications
              Inc.                                                                              17,789,068
                                                                                           ---------------
             TOBACCO (2.3%)
   414,600   Altria Group, Inc.                                                                 22,562,532
                                                                                           ---------------
             TRUCKS/CONSTRUCTION/
             FARM MACHINERY (3.2%)
   318,700   Caterpillar Inc.                                                                   26,458,474
    83,500   Deere & Co.                                                                         5,431,675
                                                                                           ---------------
                                                                                                31,890,149
                                                                                           ---------------
              TOTAL COMMON STOCKS
               (COST $698,185,109)                                                             933,675,644
                                                                                           ---------------

PRINCIPAL
AMOUNT IN
THOUSANDS                                                                                       VALUE
----------------------------------------------------------------------------------------------------------
              SHORT-TERM INVESTMENT (5.2%)
              U.S. GOVERNMENT AGENCY
$   51,300   Federal Home Loan Bank
              0.75% due 01/02/04 (a)
              (COST $51,298,931)                                                           $    51,298,931
                                                                                           ---------------
TOTAL INVESTMENTS
 (COST $749,484,040) (b)                                                          100.2%       984,974,575
LIABILITIES IN EXCESS OF OTHER
 ASSETS                                                                            (0.2)        (1,490,928)
                                                                                  -----    ---------------
NET ASSETS                                                                        100.0%   $   983,483,647
                                                                                  =====    ===============

   ADR AMERICAN DEPOSITORY RECEIPT.
   *   NON-INCOME PRODUCING SECURITY.
   (a) PURCHASED ON A DISCOUNT BASIS. THE INTEREST RATE SHOWN HAS BEEN ADJUSTED TO REFLECT A MONEY MARKET EQUIVALENT YIELD.
   (b) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS $768,956,634. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $222,661,469 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $6,643,528, RESULTING IN NET UNREALIZED APPRECIATION OF $216,017,941.

                        SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Variable Investment Series - Global Dividend Growth

PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2003

NUMBER OF
  SHARES                                                                                        VALUE
----------------------------------------------------------------------------------------------------------
             COMMON AND PREFERRED STOCKS (96.0%)
             BERMUDA (0.7%)
             PROPERTY - CASUALTY INSURERS
    25,630   XL Capital Ltd. (Class A) (ADR)                                               $     1,987,606
                                                                                           ---------------
             DENMARK (0.9%)
             FOOD: SPECIALTY/CANDY
    55,100   Danisco AS                                                                          2,444,068
                                                                                           ---------------
             FINLAND (0.2%)
             TELECOMMUNICATION EQUIPMENT
    31,378   Nokia Oyj                                                                             541,354
                                                                                           ---------------
             FRANCE (7.2%)
             BUILDING PRODUCTS
    46,694   Compagnie de Saint-Gobain                                                           2,280,465
                                                                                           ---------------
             CONSTRUCTION MATERIALS
    36,335   Lafarge S.A.                                                                        3,228,112
                                                                                           ---------------
             FOOD: MAJOR DIVERSIFIED
    10,383   Groupe Danone                                                                       1,690,736
                                                                                           ---------------
             INTEGRATED OIL
    20,427   Total S.A                                                                           3,788,967
                                                                                           ---------------
             MAJOR BANKS
    65,700   BNP Paribas S.A.                                                                    4,127,230
                                                                                           ---------------
             PHARMACEUTICALS: MAJOR
    66,992   Aventis S.A.                                                                        4,417,463
                                                                                           ---------------
             TOTAL FRANCE                                                                       19,532,973
                                                                                           ---------------
             GERMANY (1.6%)
             CHEMICALS: MAJOR DIVERSIFIED
    60,293   BASF AG                                                                             3,382,405
                                                                                           ---------------
             MOTOR VEHICLES
     1,642   Porsche AG (Pref.)                                                                    972,232
                                                                                           ---------------
             TOTAL GERMANY                                                                       4,354,637
                                                                                           ---------------
             HONG KONG (0.5%)
             ELECTRIC UTILITIES
   333,500   Hong Kong Electric
              Holdings Ltd.                                                                      1,318,657
                                                                                           ---------------
             IRELAND (0.6%)
             MAJOR BANKS
   120,010   Bank of Ireland                                                               $     1,634,043
                                                                                           ---------------
             ITALY (2.9%)
             INTEGRATED OIL
   240,061   ENI SpA                                                                             4,519,308
                                                                                           ---------------
             MAJOR TELECOMMUNICATIONS
 1,570,873   Telecom Italia SpA - RNC*                                                           3,192,510
                                                                                           ---------------
             TOTAL ITALY                                                                         7,711,818
                                                                                           ---------------
             JAPAN (13.2%)
             BROADCASTING
       130   Fuji Television Network, Inc.                                                         701,983
                                                                                           ---------------
             COMPUTER PROCESSING HARDWARE
   207,000   Fujitsu Ltd.*                                                                       1,217,987
                                                                                           ---------------
             ELECTRICAL PRODUCTS
   223,000   Sumitomo Electric
              Industries, Ltd.                                                                   1,988,958
                                                                                           ---------------
             ELECTRONIC EQUIPMENT/
             INSTRUMENTS
    68,000   Canon, Inc.                                                                         3,159,110
                                                                                           ---------------
             ELECTRONICS/APPLIANCES
   109,000   Fuji Photo Film Co., Ltd.                                                           3,511,219
                                                                                           ---------------
             HOME BUILDING
   211,000   Sekisui House, Ltd.                                                                 2,174,630
                                                                                           ---------------
             HOUSEHOLD/PERSONAL CARE
   132,000   Kao Corp.                                                                           2,679,080
                                                                                           ---------------
             INDUSTRIAL CONGLOMERATES
   274,000   Hitachi, Ltd.                                                                       1,647,928
                                                                                           ---------------
             MAJOR TELECOMMUNICATIONS
       546   Nippon Telegraph &
              Telephone Corp. (NTT)                                                              2,628,079
                                                                                           ---------------
             MOTOR VEHICLES
    64,100   Toyota Motor Corp.                                                                  2,160,339
                                                                                           ---------------
             PHARMACEUTICALS: MAJOR
   102,900   Sankyo Co., Ltd.                                                                    1,930,393
    87,500   Takeda Chemical
              Industries, Ltd.                                                                   3,462,201
                                                                                           ---------------
                                                                                                 5,392,594
                                                                                           ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
  SHARES                                                                                        VALUE
----------------------------------------------------------------------------------------------------------
             PROPERTY - CASUALTY INSURERS
   415,000   Mitsui Sumitomo
              Insurance Co., Ltd.                                                          $     3,400,056
                                                                                           ---------------
             REAL ESTATE DEVELOPMENT
   281,000   Mitsubishi Estate Co., Ltd.                                                         2,658,002
                                                                                           ---------------
             SEMICONDUCTORS
    19,100   Rohm Co., Ltd.                                                                      2,233,461
                                                                                           ---------------
             TOTAL JAPAN                                                                        35,553,426
                                                                                           ---------------
             NETHERLANDS (4.9%)
             BEVERAGES: ALCOHOLIC
    75,235   Heineken NV                                                                         2,858,260
                                                                                           ---------------
             FINANCIAL CONGLOMERATES
    59,289   ING Groep NV
              (Share Certificates)                                                               1,379,526
                                                                                           ---------------
             FOOD: MAJOR DIVERSIFIED
    11,233   Unilever NV (Share Certificates)                                                      732,931
                                                                                           ---------------
             INDUSTRIAL CONGLOMERATES
    85,424   Koninklijke (Royal)
              Philips Electronics NV                                                             2,488,569
                                                                                           ---------------
             INTEGRATED OIL
   111,037   Royal Dutch Petroleum Co.
              (NY Registered Shares)                                                             5,817,228
                                                                                           ---------------
             TOTAL NETHERLANDS                                                                  13,276,514
                                                                                           ---------------
             SOUTH KOREA (0.1%)
             SEMICONDUCTORS
     1,895   Samsung
              Electronics Co., Ltd. (GDR)                                                          356,260
                                                                                           ---------------
             SPAIN (1.0%)
             MAJOR TELECOMMUNICATIONS
   188,628   Telefonica S.A.*                                                                    2,762,981
                                                                                           ---------------
             SWEDEN (0.5%)
             REGIONAL BANKS
   181,691   Nordea AB                                                                           1,363,383
                                                                                           ---------------
             SWITZERLAND (7.1%)
             CHEMICALS: AGRICULTURAL
    38,073   Syngenta AG                                                                         2,556,615
                                                                                           ---------------
             CONSTRUCTION MATERIALS
    48,207   Holcim Ltd. (Regular Shares)                                                  $     2,238,390
                                                                                           ---------------
             FINANCIAL CONGLOMERATES
    23,295   UBS AG (Registered Shares)                                                          1,590,558
                                                                                           ---------------
             FOOD: MAJOR DIVERSIFIED
    20,458   Nestle S.A. (Registered
              Shares)                                                                            5,095,947
             MULTI-LINE INSURANCE
                                                                                           ---------------
    60,039   Converium Holding AG                                                                3,182,236
                                                                                           ---------------
             PHARMACEUTICALS: MAJOR
    50,506   Novartis AG  (Registered
              Shares)                                                                            2,286,104
    20,778   Roche Holding AG                                                                    2,089,525
                                                                                           ---------------
                                                                                                 4,375,629
                                                                                           ---------------
             TOTAL SWITZERLAND                                                                  19,039,375
                                                                                           ---------------
             UNITED KINGDOM (16.6%)
             ADVERTISING/MARKETING SERVICES
   148,669   WPP Group PLC                                                                       1,456,067
   269,825   Yell Group PLC                                                                      1,469,489
                                                                                           ---------------
                                                                                                 2,925,556
                                                                                           ---------------
             AEROSPACE & DEFENSE
   528,947   Rolls-Royce Group PLC                                                               1,674,105
                                                                                           ---------------
             BEVERAGES: ALCOHOLIC
   536,861   Allied Domecq PLC                                                                   4,131,648
   251,174   Diageo PLC                                                                          3,296,448
                                                                                           ---------------
                                                                                                 7,428,096
                                                                                           ---------------
             ELECTRIC UTILITIES
   195,495   National Grid Transco PLC                                                           1,397,176
   190,524   Scottish & Southern
              Energy PLC                                                                         2,289,544
                                                                                           ---------------
                                                                                                 3,686,720
                                                                                           ---------------
             FINANCIAL CONGLOMERATES
   184,900   Lloyds TSB Group PLC                                                                1,479,105
                                                                                           ---------------
             FOOD: SPECIALTY/CANDY
   609,467   Cadbury Schweppes PLC                                                               4,464,604
                                                                                           ---------------
             LIFE/HEALTH INSURANCE
   183,561   Prudential PLC                                                                      1,547,877
                                                                                           ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
  SHARES                                                                                        VALUE
----------------------------------------------------------------------------------------------------------
             MAJOR BANKS
    49,632   Royal Bank of Scotland
              Group PLC                                                                    $     1,458,733
                                                                                           ---------------
             MISCELLANEOUS COMMERCIAL
             SERVICES
   414,936   Rentokil Initial PLC                                                                1,407,728
                                                                                           ---------------
             OTHER TRANSPORTATION
   188,257   BAA PLC                                                                             1,668,153
                                                                                           ---------------
             PHARMACEUTICALS: MAJOR
   258,264   GlaxoSmithKline PLC                                                                 5,902,799
                                                                                           ---------------
             PUBLISHING: BOOKS/MAGAZINES
   700,370   Reed Elsevier PLC                                                                   5,843,338
                                                                                           ---------------
             WIRELESS TELECOMMUNICATIONS
 2,065,423   Vodafone Group PLC                                                                  5,107,907
                                                                                           ---------------
             TOTAL UNITED KINGDOM                                                               44,594,721
                                                                                           ---------------
             UNITED STATES (38.0%)
             AEROSPACE & DEFENSE
    56,122   Boeing Co.                                                                          2,364,981
    28,083   General Dynamics Corp.                                                              2,538,422
    36,778   Northrop Grumman Corp.                                                              3,515,977
                                                                                           ---------------
                                                                                                 8,419,380
                                                                                           ---------------
             ALUMINUM
    78,998   Alcoa, Inc.                                                                         3,001,924
                                                                                           ---------------
             APPAREL/FOOTWEAR RETAIL
    46,394   Gap, Inc. (The)                                                                     1,076,805
                                                                                           ---------------
             BEVERAGES: NON-ALCOHOLIC
    30,045   Coca-Cola Co. (The)                                                                 1,524,784
                                                                                           ---------------
             CHEMICALS: MAJOR DIVERSIFIED
    16,528   Du Pont (E.I.) de
              Nemours & Co.                                                                        758,470
                                                                                           ---------------
             COMPUTER PROCESSING HARDWARE
   148,574   Hewlett-Packard Co.                                                                 3,412,745
                                                                                           ---------------
             DATA PROCESSING SERVICES
    72,605   First Data Corp.                                                                    2,983,339
                                                                                           ---------------
             ELECTRICAL PRODUCTS
    15,017   Emerson Electric Co.                                                                  972,351
                                                                                           ---------------
             FINANCIAL CONGLOMERATES
    37,624   JP Morgan Chase & Co.                                                               1,381,930
    51,045   Prudential Financial, Inc.                                                    $     2,132,150
                                                                                           ---------------
                                                                                                 3,514,080
                                                                                           ---------------
             HOUSEHOLD/PERSONAL CARE
    83,595   Kimberly-Clark Corp.                                                                4,939,629
                                                                                           ---------------
             INDUSTRIAL MACHINERY
     7,371   Parker-Hannifin Corp.                                                                 438,575
                                                                                           ---------------
             INFORMATION TECHNOLOGY SERVICES
    66,340   International Business
              Machines Corp.                                                                     6,148,391
                                                                                           ---------------
             INTEGRATED OIL
    21,690   ChevronTexaco Corp.                                                                 1,873,799
    40,572   Exxon Mobil Corp.                                                                   1,663,452
                                                                                           ---------------
                                                                                                 3,537,251
                                                                                           ---------------
             INVESTMENT BANKS/BROKERS
    41,292   Merrill Lynch & Co., Inc.                                                           2,421,776
                                                                                           ---------------
             INVESTMENT MANAGERS
   106,690   Mellon Financial Corp.                                                              3,425,816
                                                                                           ---------------
             MAJOR BANKS
    22,116   Wells Fargo & Co.                                                                   1,302,411
                                                                                           ---------------
             MAJOR TELECOMMUNICATIONS
    51,648   BellSouth Corp.                                                                     1,461,638
   136,116   SBC Communications, Inc.                                                            3,548,544
   107,225   Verizon Communications Inc.                                                         3,761,453
                                                                                           ---------------
                                                                                                 8,771,635
                                                                                           ---------------
             PHARMACEUTICALS: MAJOR
   117,940   Bristol-Myers Squibb Co.                                                            3,373,084
    36,545   Merck & Co. Inc.                                                                    1,688,379
   106,924   Pfizer Inc.                                                                         3,777,625
   133,722   Wyeth                                                                               5,676,499
                                                                                           ---------------
                                                                                                14,515,587
                                                                                           ---------------
             PROPERTY - CASUALTY INSURERS
   200,359   Travelers Property
              Casualty Corp. (Class A)                                                           3,362,024
                                                                                           ---------------
             PUBLISHING: NEWSPAPERS
    38,537   New York Times Co.
              (The) (Class A)                                                                    1,841,683
                                                                                           ---------------
             PULP & PAPER
   100,567   Georgia-Pacific Corp.                                                               3,084,390
                                                                                           ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
  SHARES                                                                                        VALUE
----------------------------------------------------------------------------------------------------------
             REGIONAL BANKS
    53,209   U.S. Bancorp                                                                  $     1,584,564
                                                                                           ---------------
             RESTAURANTS
   105,212   McDonald's Corp.                                                                    2,612,414
                                                                                           ---------------
             SPECIALTY INSURANCE
    39,262   MBIA Inc.                                                                           2,325,488
                                                                                           ---------------
             SPECIALTY STORES
   129,440   Boise Cascade Corp.                                                                 4,253,398
                                                                                           ---------------
             TELECOMMUNICATION EQUIPMENT
   288,200   Motorola, Inc.                                                                      4,054,974
                                                                                           ---------------
             TOBACCO
   105,832   Altria Group, Inc.                                                                  5,759,377
    89,710   Loews Corp.- Carolina Group                                                         2,264,280
                                                                                           ---------------
                                                                                                 8,023,657
             TOTAL UNITED STATES                                                               102,307,541
                                                                                           ---------------
             TOTAL COMMON AND
              PREFERRED STOCKS
               (COST $211,882,883)                                                             258,779,357
                                                                                           ---------------

PRINCIPAL
AMOUNT IN
THOUSANDS                                                                                       VALUE
----------------------------------------------------------------------------------------------------------

             SHORT-TERM INVESTMENT (3.7%)
             U.S. GOVERNMENT AGENCY
$   10,000   Federal Home Loan
              Bank 0.75% due
              01/02/04 (a)
              (COST $9,999,792)                                                            $     9,999,792
                                                                                           ---------------
TOTAL INVESTMENTS
 (COST $221,882,675) (b)                                                           99.7%       268,779,149
OTHER ASSETS IN EXCESS OF
 LIABILITIES                                                                        0.3            715,710
                                                                                  -----    ---------------
NET ASSETS                                                                        100.0%   $   269,494,859
                                                                                  =====    ===============

   ADR AMERICAN DEPOSITORY RECEIPT.
   GDR GLOBAL DEPOSITORY RECEIPT.
   *   NON-INCOME PRODUCING SECURITY.
   (a) PURCHASED ON A DISCOUNT BASIS. THE INTEREST RATE SHOWN HAS BEEN ADJUSTED TO REFLECT A MONEY MARKET EQUIVALENT YIELD.
   (b) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS $223,113,141. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $48,827,889 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $3,161,881, RESULTING IN NET UNREALIZED APPRECIATION OF $45,666,008.

                        SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Variable Investment Series - Global Dividend Growth

SUMMARY OF INVESTMENTS - DECEMBER 31, 2003

                                                                       PERCENT OF
INDUSTRY                                                 VALUE         NET ASSETS
---------------------------------------------------------------------------------
Advertising/Marketing Services                       $    2,925,556       1.1%
Aerospace & Defense                                      10,093,485       3.7
Aluminum                                                  3,001,924       1.1
Apparel/Footwear Retail                                   1,076,805       0.4
Beverages: Alcoholic                                     10,286,356       3.8
Beverages: Non-Alcoholic                                  1,524,784       0.6
Broadcasting                                                701,983       0.3
Building Products                                         2,280,465       0.8
Chemicals: Agricultural                                   2,556,615       0.9
Chemicals: Major Diversified                              4,140,875       1.5
Computer Processing Hardware                              4,630,732       1.7
Construction Materials                                    5,466,502       2.0
Data Processing Services                                  2,983,339       1.1
Electric Utilities                                        5,005,377       1.9
Electrical Products                                       2,961,309       1.1
Electronic Equipment/ Instruments                         3,159,110       1.2
Electronics/Appliances                                    3,511,219       1.3
Financial Conglomerates                                   7,963,268       2.9
Food: Major Diversified                                   7,519,614       2.8
Food: Specialty/Candy                                     6,908,672       2.6
Home Building                                             2,174,630       0.8
Household/Personal Care                                   7,618,709       2.8
Industrial Conglomerates                                  4,136,497       1.5
Industrial Machinery                                        438,575       0.2
Information Technology Services                           6,148,391       2.3
Integrated Oil                                           17,662,754       6.5
Investment Banks/Brokers                                  2,421,776       0.9
Investment Managers                                       3,425,816       1.3
Life/Health Insurance                                     1,547,877       0.6
Major Banks                                          $    8,522,417       3.2%
Major Telecommunications                                 17,355,205       6.4
Miscellaneous Commercial Services                         1,407,728       0.5
Motor Vehicles                                            3,132,571       1.2
Multi-Line Insurance                                      3,182,236       1.2
Other Transportation                                      1,668,153       0.6
Pharmaceuticals: Major                                   34,604,072      12.8
Property - Casualty Insurers                              8,749,687       3.2
Publishing: Books/ Magazines                              5,843,338       2.2
Publishing: Newspapers                                    1,841,683       0.7
Pulp & Paper                                              3,084,390       1.1
Real Estate Development                                   2,658,002       1.0
Regional Banks                                            2,947,947       1.1
Restaurants                                               2,612,414       1.0
Semiconductors                                            2,589,721       1.0
Specialty Insurance                                       2,325,488       0.9
Specialty Stores                                          4,253,398       1.6
Telecommunication Equipment                               4,596,328       1.7
Tobacco                                                   8,023,657       3.0
U.S. Government Agencies & Obligations                    9,999,792       3.7
Wireless Telecommunications                               5,107,907       1.9
                                                     --------------      ----
                                                     $  268,779,149      99.7%
                                                     ==============      ====

TYPE OF INVESTMENT
---------------------------------------------------------------------------------
Common Stocks                                        $  257,807,125          95.6%
Preferred Stocks                                            972,232           0.4
Short-Term Investment                                     9,999,792           3.7
                                                     --------------    ----------
                                                     $  268,779,149          99.7%
                                                     ==============    ==========

                        SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Variable Investment Series - European Growth

PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2003

NUMBER OF
  SHARES                                                                                        VALUE
----------------------------------------------------------------------------------------------------------
             COMMON AND PREFERRED STOCKS (97.0%)
             BELGIUM (0.0%)
             ELECTRONIC EQUIPMENT/
             INSTRUMENTS
       642   Agfa Gevaert NV                                                               $        18,258
                                                                                           ---------------
             DENMARK (1.1%)
             PHARMACEUTICALS: MAJOR
    61,562   Novo Nordisk AS (Series B)                                                          2,501,844
                                                                                           ---------------
             FINLAND (4.9%)
             INFORMATION TECHNOLOGY
             SERVICES
    85,178   TietoEnator Oyj                                                                     2,325,980
                                                                                           ---------------
             MULTI-LINE INSURANCE
   115,828   Sampo Oyj (A Shares)                                                                1,195,215
                                                                                           ---------------
             TELECOMMUNICATION EQUIPMENT
   461,001   Nokia Oyj                                                                           7,953,495
                                                                                           ---------------
             TOTAL FINLAND                                                                      11,474,690
                                                                                           ---------------
             FRANCE (14.3%)
             ELECTRICAL PRODUCTS
    82,709   Schneider Electric S.A.                                                             5,401,804
                                                                                           ---------------
             FOOD RETAIL
    21,709   Carrefour S.A.                                                                      1,188,906
                                                                                           ---------------
             INTEGRATED OIL
    45,011   Total S.A.                                                                          8,349,008
                                                                                           ---------------
             MAJOR BANKS
    66,538   BNP Paribas S.A.                                                                    4,179,872
    32,210   Societe Generale                                                                    2,837,315
                                                                                           ---------------
                                                                                                 7,017,187
                                                                                           ---------------
             MAJOR TELECOMMUNICATIONS
    92,116   France Telecom S.A.*                                                                2,626,719
                                                                                           ---------------
             MULTI-LINE INSURANCE
   219,556   AXA                                                                                 4,688,629
                                                                                           ---------------
             OILFIELD SERVICES/EQUIPMENT
    21,573   Technip S.A.                                                                        2,329,252
                                                                                           ---------------
             SEMICONDUCTORS
    79,243   STMicroelectronics NV                                                               2,143,967
                                                                                           ---------------
             TOTAL FRANCE                                                                       33,745,472
                                                                                           ---------------
             GERMANY (10.2%)
             APPAREL/FOOTWEAR
    26,543   Adidas-Salomon AG                                                             $     3,016,174
                                                                                           ---------------
             ELECTRIC UTILITIES
    58,771   E. ON AG                                                                            3,826,557
                                                                                           ---------------
             INDUSTRIAL CONGLOMERATES
    59,879   Siemens AG                                                                          4,784,835
                                                                                           ---------------
             INVESTMENT BANKS/BROKERS
    58,861   Deutsche Boerse AG                                                                  3,210,964
                                                                                           ---------------
             MAJOR TELECOMMUNICATIONS
   153,077   Deutsche Telekom AG
              (Registered Shares)*                                                               2,795,092
                                                                                           ---------------
             MOTOR VEHICLES
    24,921   Bayerische Motoren
              Werke (BMW) AG                                                                     1,152,502
     3,893   Porsche AG (Pref.)                                                                  2,305,055
                                                                                           ---------------
                                                                                                 3,457,557
                                                                                           ---------------
             PACKAGED SOFTWARE
    17,158   SAP AG                                                                              2,874,925
                                                                                           ---------------
             TOTAL GERMANY                                                                      23,966,104
                                                                                           ---------------
             IRELAND (0.8%)
             MAJOR BANKS
   137,166   Bank of Ireland                                                                     1,867,637
                                                                                           ---------------
             ITALY (3.7%)
             INTEGRATED OIL
   173,495   ENI SpA                                                                             3,266,159
                                                                                           ---------------
             MAJOR BANKS
   635,647   UniCredito Italiano SpA                                                             3,423,564
                                                                                           ---------------
             MAJOR TELECOMMUNICATIONS
   703,296   Telecom Italia SpA*                                                                 2,079,815
                                                                                           ---------------
             TOTAL ITALY                                                                         8,769,538
                                                                                           ---------------
             NETHERLANDS (10.8%)
             FINANCIAL CONGLOMERATES
    84,696   ING Groep NV
              (Share Certificates)                                                               1,970,691
                                                                                           ---------------
             FOOD: MAJOR DIVERSIFIED
    56,314   Unilever NV (Share Certificates)                                                    3,674,378
                                                                                           ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
  SHARES                                                                                        VALUE
----------------------------------------------------------------------------------------------------------
             FOOD: SPECIALTY/CANDY
    91,517   Koninklijke Numico NV*                                                        $     2,523,265
                                                                                           ---------------
             INDUSTRIAL CONGLOMERATES
   146,107   Koninklijke (Royal)
              Philips Electronics NV                                                             4,256,383
                                                                                           ---------------
             INTEGRATED OIL
   121,274   Royal Dutch Petroleum Co.                                                           6,379,148
                                                                                           ---------------
             LIFE/HEALTH INSURANCE
   173,216   Aegon NV                                                                            2,556,847
                                                                                           ---------------
             MAJOR TELECOMMUNICATIONS
   269,746   Koninklijke (Royal) KPN NV*                                                         2,077,424
                                                                                           ---------------
             PUBLISHING: BOOKS/MAGAZINES
   119,219   Wolters Kluwer NV                                                                   1,860,313
                                                                                           ---------------
             TOTAL NETHERLANDS                                                                  25,298,449
                                                                                           ---------------
             NORWAY (0.6%)
             REGIONAL BANKS
   210,983   DnB Holding ASA                                                                     1,403,876
                                                                                           ---------------
             SPAIN (3.5%)
             APPAREL/FOOTWEAR RETAIL
    51,650   Industria de Diseno Textil, S.A.                                                    1,046,441
                                                                                           ---------------
             ENGINEERING & CONSTRUCTION
    36,308   Grupo Ferrovial, S.A.                                                               1,269,268
                                                                                           ---------------
             MAJOR BANKS
   198,673   Banco Bilbao Vizcaya
              Argentaria, S.A.                                                                   2,737,611
                                                                                           ---------------
             MAJOR TELECOMMUNICATIONS
   219,815   Telefonica S.A.*                                                                    3,219,801
                                                                                           ---------------
             TOTAL SPAIN                                                                         8,273,121
                                                                                           ---------------
             SWEDEN (2.2%)
             INDUSTRIAL MACHINERY
   247,923   Assa Abloy AB (B Shares)                                                            2,945,599
                                                                                           ---------------
             MISCELLANEOUS COMMERCIAL
             SERVICES
   167,959   Securitas AB (B Shares)                                                             2,263,945
                                                                                           ---------------
             TOTAL SWEDEN                                                                        5,209,544
                                                                                           ---------------
             SWITZERLAND (8.9%)
             CHEMICALS: AGRICULTURAL
    34,894   Syngenta AG                                                                   $     2,343,144
                                                                                           ---------------
             FINANCIAL CONGLOMERATES
    88,758   UBS AG (Registered Shares)                                                          6,060,300
                                                                                           ---------------
             PERSONNEL SERVICES
    25,459   Adecco S.A. (Registered
              Shares)                                                                            1,631,593
                                                                                           ---------------
             PHARMACEUTICALS: MAJOR
   165,771   Novartis AG (Registered
              Shares)                                                                            7,503,460
    33,143   Roche Holding AG                                                                    3,333,002
                                                                                           ---------------
                                                                                                10,836,462
                                                                                           ---------------
             TOTAL SWITZERLAND                                                                  20,871,499
                                                                                           ---------------
             UNITED KINGDOM (36.0%)
             ADVERTISING/MARKETING SERVICES
   188,349   WPP Group PLC                                                                       1,844,693
   342,335   Yell Group PLC                                                                      1,864,384
                                                                                           ---------------
                                                                                                 3,709,077
                                                                                           ---------------
             BEVERAGES: ALCOHOLIC
   248,807   Diageo PLC                                                                          3,265,383
                                                                                           ---------------
             BIOTECHNOLOGY
   122,572   Celltech Group PLC*                                                                   827,308
                                                                                           ---------------
             BROADCASTING
 1,068,613   Granada PLC                                                                         2,327,901
                                                                                           ---------------
             CABLE/SATELLITE TV
   159,567   British Sky Broadcasting
              Group PLC*                                                                         2,003,007
                                                                                           ---------------
             DEPARTMENT STORES
   390,672   Marks & Spencer Group PLC                                                           2,016,018
                                                                                           ---------------
             ELECTRIC UTILITIES
   310,223   National Grid Transco PLC                                                           2,217,122
                                                                                           ---------------
             FINANCIAL CONGLOMERATES
   238,670   Lloyds TSB Group PLC                                                                1,909,238
                                                                                           ---------------
             FOOD RETAIL
   599,062   Tesco PLC                                                                           2,757,113
                                                                                           ---------------
             HOME FURNISHINGS
   754,934   MFI Furniture Group PLC                                                             2,035,495
                                                                                           ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
  SHARES                                                                                        VALUE
----------------------------------------------------------------------------------------------------------
             INTEGRATED OIL
   333,717   BP PLC                                                                        $     2,699,359
 1,153,505   Shell Transport & Trading
              Co. PLC                                                                            8,558,047
                                                                                           ---------------
                                                                                                11,257,406
                                                                                           ---------------
             LIFE/HEALTH INSURANCE
   347,126   Prudential PLC                                                                      2,927,139
                                                                                           ---------------
             MAJOR BANKS
   375,282   Barclays PLC                                                                        3,338,791
   338,847   HSBC Holdings PLC                                                                   5,312,297
   266,879   Royal Bank of Scotland
              Group PLC                                                                          7,843,834
                                                                                           ---------------
                                                                                                16,494,922
                                                                                           ---------------
             MEDICAL SPECIALTIES
   337,846   Smith & Nephew PLC                                                                  2,830,787
                                                                                           ---------------
             MISCELLANEOUS COMMERCIAL
             SERVICES
   457,451   Hays PLC                                                                              980,189
                                                                                           ---------------
             OTHER METALS/MINERALS
   247,406   Vedanta Resources PLC*                                                              1,625,707
                                                                                           ---------------
             PHARMACEUTICALS: MAJOR
    85,436   AstraZeneca PLC                                                                     4,088,461
   349,515   GlaxoSmithKline PLC                                                                 7,988,403
                                                                                           ---------------
                                                                                                12,076,864
                                                                                           ---------------
             PUBLISHING: BOOKS/MAGAZINES
   160,073   EMAP PLC                                                                            2,449,532
                                                                                           ---------------
             RESTAURANTS
   352,177   Compass Group PLC                                                                   2,389,620
                                                                                           ---------------
             WIRELESS TELECOMMUNICATIONS
 3,439,316   Vodafone Group PLC                                                                  8,505,621
                                                                                           ---------------
             TOTAL UNITED KINGDOM                                                               84,605,449
                                                                                           ---------------
             TOTAL COMMON AND
              PREFERRED STOCKS
               (COST $175,353,041)                                                             228,005,481
                                                                                           ---------------

PRINCIPAL
AMOUNT IN
THOUSANDS                                                                                       VALUE
----------------------------------------------------------------------------------------------------------
             SHORT-TERM INVESTMENT (2.6%)
             U.S. GOVERNMENT AGENCY
$    6,100   Federal Home Loan
              Bank 0.75% due
              01/02/04 (a)
              (COST $6,099,873)                                                            $     6,099,873
                                                                                           ---------------
TOTAL INVESTMENTS
 (COST $181,452,914) (b)                                                             9.6%      234,105,354
OTHER ASSETS IN EXCESS OF
 LIABILITIES                                                                         0.4           886,447
                                                                                   -----   ---------------
NET ASSETS                                                                         100.0%  $   234,991,801
                                                                                   =====   ===============

   *   NON-INCOME PRODUCING SECURITY.

   (a) PURCHASED ON A DISCOUNT BASIS. THE INTEREST RATE SHOWN HAS BEEN ADJUSTED TO REFLECT A MONEY MARKET EQUIVALENT YIELD.

   (b) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS $186,742,189. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $47,509,847 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $146,682, RESULTING IN NET UNREALIZED APPRECIATION OF $47,363,165.

                        SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Variable Investment Series - European Growth

SUMMARY OF INVESTMENTS - DECEMBER 31, 2003

                                                                       PERCENT OF
INDUSTRY                                                 VALUE         NET ASSETS
---------------------------------------------------------------------------------
Advertising/Marketing Services                       $    3,709,077       1.6%
Apparel/Footwear                                          3,016,174       1.3
Apparel/Footwear Retail                                   1,046,441       0.4
Beverages: Alcoholic                                      3,265,383       1.4
Biotechnology                                               827,308       0.4
Broadcasting                                              2,327,901       1.0
Cable/Satellite TV                                        2,003,007       0.9
Chemicals: Agricultural                                   2,343,144       1.0
Department Stores                                         2,016,018       0.9
Electric Utilities                                        6,043,679       2.6
Electrical Products                                       5,401,804       2.3
Electronic Equipment/Instruments                             18,258       0.0
Engineering & Construction                                1,269,268       0.5
Financial Conglomerates                                   9,940,229       4.2
Food Retail                                               3,946,019       1.7
Food: Major Diversified                                   3,674,378       1.5
Food: Specialty/Candy                                     2,523,265       1.1
Home Furnishings                                          2,035,495       0.9
Industrial Conglomerates                                  9,041,218       3.8
Industrial Machinery                                      2,945,599       1.3
Information Technology Services                           2,325,980       1.0
Integrated Oil                                           29,251,721      12.4
Investment Banks/Brokers                                  3,210,964       1.4
Life/Health Insurance                                     5,483,986       2.3
Major Banks                                              31,540,921      13.4
Major Telecommunications                             $   12,798,851       5.4%
Medical Specialties                                       2,830,787       1.2
Miscellaneous Commercial Services                         3,244,134       1.4
Motor Vehicles                                            3,457,557       1.5
Multi-Line Insurance                                      5,883,844       2.5
Oilfield Services/Equipment                               2,329,252       1.0
Other Metals/Minerals                                     1,625,707       0.7
Packaged Software                                         2,874,925       1.2
Personnel Services                                        1,631,593       0.7
Pharmaceuticals: Major                                   25,415,170      10.8
Publishing: Books/Magazines                               4,309,845       1.8
Regional Banks                                            1,403,876       0.6
Restaurants                                               2,389,620       1.0
Semiconductors                                            2,143,967       0.9
Telecommunication Equipment                               7,953,495       3.4
U.S. Government Agencies & Obligations                    6,099,873       2.6
Wireless Telecommunications                               8,505,621       3.6
                                                     --------------      ----
                                                     $  234,105,354      99.6%
                                                     ==============      ====

TYPE OF INVESTMENT
---------------------------------------------------------------------------------
Common Stocks                                        $  225,700,426      96.0%
Preferred Stocks                                          2,305,055       1.0
Short-Term Investment                                     6,099,873       2.6
                                                     --------------      ----
                                                     $  234,105,354      99.6%
                                                     ==============      ====

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Variable Investment Series - Pacific Growth

PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2003

NUMBER OF
  SHARES                                                                                        VALUE
----------------------------------------------------------------------------------------------------------
             COMMON AND PREFERRED STOCKS (97.1%)
             AUSTRALIA (9.2%)
             AIRLINES
    72,563   Qantas Airways Ltd.                                                           $       179,431
                                                                                           ---------------
             APPAREL/FOOTWEAR
    31,600   Billabong International Ltd.                                                          169,341
                                                                                           ---------------
             BEVERAGES: NON-ALCOHOLIC
    20,000   Coca-Cola Amatil Ltd.                                                                  93,649
                                                                                           ---------------
             CONTAINERS/PACKAGING
    27,550   Amcor Ltd.                                                                            171,036
                                                                                           ---------------
             FINANCIAL CONGLOMERATES
    36,600   AMP Ltd.                                                                              137,818
    74,500   Promina Group Ltd.                                                                    183,661
                                                                                           ---------------
                                                                                                   321,479
                                                                                           ---------------
             INVESTMENT TRUSTS/MUTUAL FUNDS
    40,000   Macquarie Infractructure Group
              (Stapled Securities)++                                                               102,218
                                                                                           ---------------
             LIFE/HEALTH INSURANCE
    31,400   HHG PLC (CDI)*                                                                         22,656
                                                                                           ---------------
             MAJOR BANKS
    25,204   Australia and New Zealand
              Banking Group Ltd.                                                                   334,918
    13,500   Commonwealth Bank
              of Australia                                                                         298,817
                                                                                           ---------------
                                                                                                   633,735
                                                                                           ---------------
             MEDIA CONGLOMERATES
    35,900   News Corp., Ltd. (The)                                                                323,519
                                                                                           ---------------
             OILFIELD SERVICES/EQUIPMENT
    43,625   Downer EDI Ltd.                                                                       126,892
                                                                                           ---------------
             OTHER METALS/MINERALS
    40,646   BHP Billiton Ltd.                                                                     372,399
    12,300   Rio Tinto Ltd.                                                                        343,902
                                                                                           ---------------
                                                                                                   716,301
                                                                                           ---------------
             PROPERTY - CASUALTY INSURERS
    20,000   QBE Insurance Group Ltd.                                                              159,339
                                                                                           ---------------
             TOTAL AUSTRALIA                                                                     3,019,596
                                                                                           ---------------
             CHINA (1.0%)
             ELECTRIC UTILITIES
    66,000   Huaneng Power International,
              Inc. (Class H)                                                               $       114,331
                                                                                           ---------------
             FOOD RETAIL
    32,000   Lianhua Supermarket
              Holdings Ltd.*                                                                        33,796
    16,000   Wumart Stores, Inc. (Class H)*                                                         15,661
                                                                                           ---------------
                                                                                                    49,457
                                                                                           ---------------
             INTEGRATED OIL
    88,000   China Petroleum & Chemical
              Corp. (Class H)                                                                       39,385
    70,000   PetroChina Co. Ltd.                                                                    40,120
                                                                                           ---------------
                                                                                                    79,505
                                                                                           ---------------
             LIFE/HEALTH INSURANCE
   112,000   China Life Insurance
              Co., Ltd.*                                                                            91,599
                                                                                           ---------------
             TOTAL CHINA                                                                           334,892
                                                                                           ---------------
             HONG KONG (11.1%)
             ADVERTISING/MARKETING SERVICES
   159,000   tom.com Ltd.*                                                                          49,148
                                                                                           ---------------
             AIRLINES
    91,000   Cathay Pacific Airways, Ltd.                                                          172,875
                                                                                           ---------------
             APPAREL/FOOTWEAR RETAIL
    94,000   Esprit Holdings Ltd.                                                                  312,958
                                                                                           ---------------
             BROADCASTING
     9,000   Television Broadcasts Ltd.                                                             45,439
                                                                                           ---------------
             BUILDING PRODUCTS
   448,000   Asia Aluminum Holdings Ltd.                                                            88,858
                                                                                           ---------------
             CONSUMER SUNDRIES
   128,000   Moulin International
              Holdings Ltd.                                                                         84,901
                                                                                           ---------------
             ELECTRIC UTILITIES
    26,000   China Resources Power
              Holdings Co., Ltd.*                                                                   12,139
     6,500   CLP Holdings Ltd.                                                                      30,975

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
  SHARES                                                                                        VALUE
----------------------------------------------------------------------------------------------------------
     8,000   Hong Kong Electric
              Holdings Ltd.                                                                $        31,632
                                                                                           ---------------
                                                                                                    74,746
                                                                                           ---------------
             ELECTRONIC EQUIPMENT/
             INSTRUMENTS
    50,000   The Grande Holdings Ltd.                                                               64,075
                                                                                           ---------------
             GAS DISTRIBUTORS
    68,000   Hong Kong & China
              Gas Co., Ltd.                                                                        103,783
                                                                                           ---------------
             INDUSTRIAL CONGLOMERATES
    35,500   Swire Pacific Ltd. (Class A)                                                          219,009
                                                                                           ---------------
             INDUSTRIAL SPECIALTIES
    26,000   Kingboard Chemical
              Holdings Ltd.                                                                         40,016
                                                                                           ---------------
             MAJOR BANKS
    72,000   Bank of East Asia Ltd.                                                                221,166
                                                                                           ---------------
             MISCELLANEOUS MANUFACTURING
    90,400   Johnson Electric
              Holdings Ltd.                                                                        115,266
                                                                                           ---------------
             OIL & GAS PRODUCTION
    76,000   CNOOC Ltd.                                                                            148,784
                                                                                           ---------------
             PROPERTY - CASUALTY INSURERS
    68,000   PICC Property & Casualty
              Company Ltd.*                                                                         30,434
                                                                                           ---------------
             REAL ESTATE DEVELOPMENT
    56,000   Cheung Kong (Holdings) Ltd.                                                           445,372
    65,000   Great Eagle Holdings Ltd.                                                              77,856
   122,000   Henderson Land
              Development Co., Ltd.                                                                538,954
    56,000   HongKong Land Holdings Ltd.                                                            95,200
   195,000   Hysan Development Co., Ltd.                                                           301,379
                                                                                           ---------------
                                                                                                 1,458,761
                                                                                           ---------------
             REGIONAL BANKS
    87,000   CITIC International Financial
              Holdings Ltd.                                                                         47,062
    17,000   Industrial & Commercial
              Bank of China Ltd.                                                                    23,537
                                                                                           ---------------
                                                                                                    70,599
                                                                                           ---------------
             TOOLS/HARDWARE
    78,000   Techtronic Industries Co., Ltd.                                               $       216,491
                                                                                           ---------------
             WHOLESALE DISTRIBUTORS
    63,600   Li & Fung Ltd.                                                                        108,945
                                                                                           ---------------
             TOTAL HONG KONG                                                                     3,626,254
                                                                                           ---------------
             INDIA (2.5%)
             ELECTRICAL PRODUCTS
    19,200   Bharat Heavy Electricals Ltd.                                                         213,593
                                                                                           ---------------
             MAJOR BANKS
    90,000   Canara Bank Ltd.                                                                      268,857
                                                                                           ---------------
             MOTOR VEHICLES
    17,500   Hero Honda Motors Ltd.                                                                172,030
                                                                                           ---------------
             PHARMACEUTICALS: OTHER
     6,200   Ranbaxy Laboratories Ltd.                                                             149,120
                                                                                           ---------------
             STEEL
     1,000   Jindal Steel & Power Co., Ltd.                                                         13,568
                                                                                           ---------------
             TOTAL INDIA                                                                           817,168
                                                                                           ---------------
             INDONESIA (0.8%)
             CONSTRUCTION MATERIALS
   252,000   PT Indocement Tunggal
              Prakarsa Tbk*                                                                         63,485
                                                                                           ---------------
             DEPARTMENT STORES
   122,000   PT Ramayana Lestari
              Sentosa Tbk                                                                           62,916
                                                                                           ---------------
             REGIONAL BANKS
   642,500   PT Bank Mandiri                                                                        76,171
   306,500   PT Bank Rakyat Indonesia*                                                              45,421
                                                                                           ---------------
                                                                                                   121,592
                                                                                           ---------------
             TOTAL INDONESIA                                                                       247,993
                                                                                           ---------------
             JAPAN (47.3%)
             AUTO PARTS: O.E.M.
    14,000   NIFCO Inc.                                                                            175,310
                                                                                           ---------------
             BUILDING PRODUCTS
    29,000   Sanwa Shutter Corp.                                                                   163,616
                                                                                           ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
  SHARES                                                                                        VALUE
----------------------------------------------------------------------------------------------------------
             CHEMICALS: MAJOR DIVERSIFIED
   101,000   Mitsubishi Chemical Corp.                                                     $       262,350
                                                                                           ---------------
             CHEMICALS: SPECIALTY
    57,000   Daicel Chemical
              Industries, Ltd.                                                                     234,559
    73,000   Denki Kagaku Kogyo
              Kabushiki Kaisha                                                                     234,475
    37,000   Kaneka Corp.                                                                          275,580
    22,000   Shin-Etsu Polymer Co., Ltd.                                                           133,954
                                                                                           ---------------
                                                                                                   878,568
                                                                                           ---------------
             COMMERCIAL PRINTING/FORMS
    16,000   Dai Nippon Printing Co., Ltd.                                                         224,188
     7,000   Nissha Printing Co., Ltd.                                                              91,239
                                                                                           ---------------
                                                                                                   315,427
                                                                                           ---------------
             COMPUTER PERIPHERALS
    17,700   Mitsumi Electric Co., Ltd.                                                            194,451
                                                                                           ---------------
             COMPUTER PROCESSING
             HARDWARE
    68,000   Fujitsu Ltd.*                                                                         400,112
                                                                                           ---------------
             ELECTRIC UTILITIES
    10,900   Tokyo Electric Power
              Co., Inc. (The)                                                                      238,479
                                                                                           ---------------
             ELECTRICAL PRODUCTS
    32,000   Furukawa Electric Co. Ltd.                                                            106,061
                                                                                           ---------------
             ELECTRONIC COMPONENTS
     4,600   TDK Corp.                                                                             330,621
                                                                                           ---------------
             ELECTRONIC DISTRIBUTORS
     8,900   Ryosan Co., Ltd.                                                                      155,280
                                                                                           ---------------
             ELECTRONIC EQUIPMENT/INSTRUMENTS
     9,000   Canon, Inc.                                                                           418,117
    26,000   Casio Computer Co., Ltd.                                                              274,500
     4,300   Kyocera Corp.                                                                         285,839
    37,000   Matsushita Electric
              Industrial Co., Ltd.                                                                 510,511
    51,000   NEC Corp.                                                                             374,630
    24,000   Ricoh Co., Ltd.                                                                       472,582
   102,000   Toshiba Corp.                                                                         385,551
                                                                                           ---------------
                                                                                                 2,721,730
                                                                                           ---------------
             ELECTRONICS/APPLIANCES
    13,000   Fuji Photo Film Co., Ltd.                                                     $       418,769
     5,200   Rinnai Corp.                                                                          123,210
     9,200   Sony Corp.                                                                            317,773
                                                                                           ---------------
                                                                                                   859,752
                                                                                           ---------------
             ENGINEERING & CONSTRUCTION
    10,000   Kyudenko Corp.                                                                         40,965
    41,000   Obayashi Corp.                                                                        182,841
    11,000   Sanki Engineering Co., Ltd.                                                            56,224
                                                                                           ---------------
                                                                                                   280,030
                                                                                           ---------------
             FINANCE/RENTAL/LEASING
    14,300   Hitachi Capital Corp.                                                                 197,838
                                                                                           ---------------
             FOOD RETAIL
    11,100   FamilyMart Co., Ltd.                                                                  252,155
                                                                                           ---------------
             FOOD: MEAT/FISH/DAIRY
    15,000   Nippon Meat Packers, Inc.                                                             146,355
                                                                                           ---------------
             FOOD: SPECIALTY/CANDY
     8,500   House Foods Corp.                                                                      95,992
                                                                                           ---------------
             HOME BUILDING
    47,000   Sekisui Chemical Co., Ltd.                                                            238,916
    25,000   Sekisui House, Ltd.                                                                   257,658
                                                                                           ---------------
                                                                                                   496,574
                                                                                           ---------------
             HOME FURNISHINGS
       300   Sangetsu Co., Ltd.                                                                      5,698
                                                                                           ---------------
             INDUSTRIAL CONGLOMERATES
    64,000   Hitachi, Ltd.                                                                         384,918
                                                                                           ---------------
             INDUSTRIAL MACHINERY
    33,000   Amada Co., Ltd.                                                                       171,437
    32,000   Daifuku Co., Ltd.                                                                     142,706
    15,000   Daikin Industries Ltd.                                                                345,638
     5,200   Fuji Machine Manufacturing
              Co., Ltd.                                                                             65,841
    15,000   Fujitec Co., Ltd.                                                                      64,519
   115,000   Mitsubishi Heavy
              Industries, Ltd.                                                                     319,058
    42,000   Tsubakimoto Chain Co.                                                                 138,032
                                                                                           ---------------
                                                                                                 1,247,231
                                                                                           ---------------
             INDUSTRIAL SPECIALTIES
     9,000   Lintec Corp.                                                                          143,031

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
  SHARES                                                                                        VALUE
----------------------------------------------------------------------------------------------------------
    38,000   Toyo Ink Manufacturing
              Co., Ltd.                                                                    $       134,792
                                                                                           ---------------
                                                                                                   277,823
                                                                                           ---------------
             MAJOR TELECOMMUNICATIONS
        56   Nippon Telegraph &
              Telephone Corp.                                                                      269,547
                                                                                           ---------------
             METAL FABRICATIONS
    44,000   Minebea Co., Ltd.                                                                     222,847
                                                                                           ---------------
             MISCELLANEOUS MANUFACTURING
    19,600   Kurita Water Industries Ltd.                                                          235,945
                                                                                           ---------------
             MOTOR VEHICLES
    43,500   Nissan Motor Co., Ltd.                                                                495,708
    18,400   Suzuki Motor Corp.                                                                    271,692
    14,600   Toyota Motor Corp.                                                                    492,058
    16,000   Yamaha Motor Co., Ltd.                                                                174,136
                                                                                           ---------------
                                                                                                 1,433,594
                                                                                           ---------------
             MOVIES/ENTERTAINMENT
     8,100   TOHO Co., Ltd.                                                                        102,862
                                                                                           ---------------
             OTHER TRANSPORTATION
    11,000   Mitsubishi Logistics Corp.                                                             91,248
                                                                                           ---------------
             PHARMACEUTICALS: MAJOR
    16,500   Sankyo Co., Ltd.                                                                      309,538
                                                                                           ---------------
             PHARMACEUTICALS: OTHER
     7,300   Ono Pharmaceutical Co., Ltd.                                                          273,894
    11,400   Yamanouchi Pharmaceutical
              Co., Ltd.                                                                            353,431
                                                                                           ---------------
                                                                                                   627,325
                                                                                           ---------------
             RAILROADS
        63   East Japan Railway Co.                                                                296,201
                                                                                           ---------------
             REAL ESTATE DEVELOPMENT
    26,000   Mitsubishi Estate Co., Ltd.                                                           245,936
                                                                                           ---------------
             RECREATIONAL PRODUCTS
     3,100   Nintendo Co., Ltd.                                                                    288,614
    21,100   Yamaha Corp.                                                                          413,514
                                                                                           ---------------
                                                                                                   702,128
                                                                                           ---------------
             SEMICONDUCTORS
     1,500   Rohm Co. Ltd.                                                                         175,403
                                                                                           ---------------
             TEXTILES
    25,000   Nisshinbo Industries, Inc.                                                    $       138,954
                                                                                           ---------------
             WHOLESALE DISTRIBUTORS
     6,000   Hitachi High - Technologies
              Corp.                                                                                 94,963
    28,000   Mitsubishi Corp.                                                                      296,136
    12,000   Nagase & Co., Ltd.                                                                     79,211
                                                                                           ---------------
                                                                                                   470,310
                                                                                           ---------------
             TOTAL JAPAN                                                                        15,508,209
                                                                                           ---------------
             MALAYSIA (0.1%)
             ELECTRIC UTILITIES
    35,000   YTL Corp. Berhad                                                                       39,784
                                                                                           ---------------
             NEW ZEALAND (0.4%)
             CONSTRUCTION MATERIALS
     9,400   Fletcher Building Ltd.                                                                 26,086
                                                                                           ---------------
             FOREST PRODUCTS
    75,500   Carter Holt Harvey Ltd.                                                                92,900
                                                                                           ---------------
             TOTAL NEW ZEALAND                                                                     118,986
                                                                                           ---------------
             SINGAPORE (3.8%)
             AIR FREIGHT/COURIERS
    56,000   SembCorp Logistics Ltd.                                                                65,948
                                                                                           ---------------
             AIRLINES
    46,000   Singapore Airlines Ltd.                                                               303,362
                                                                                           ---------------
             ELECTRONIC COMPONENTS
    68,000   UniSteel Technology Ltd.                                                               50,851
    17,600   Venture Corp., Ltd.                                                                   207,266
                                                                                           ---------------
                                                                                                   258,117
                                                                                           ---------------
             MARINE SHIPPING
    85,000   Neptune Orient Lines Ltd.*                                                            108,108
                                                                                           ---------------
             REAL ESTATE DEVELOPMENT
   138,000   Capitaland Ltd.                                                                       125,949
    29,400   City Developments Ltd.                                                                104,734
                                                                                           ---------------
                                                                                                   230,683
                                                                                           ---------------
             REGIONAL BANKS
    24,000   Oversea-Chinese Banking
              Corp., Ltd.                                                                          170,995
                                                                                           ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
  SHARES                                                                                        VALUE
----------------------------------------------------------------------------------------------------------
             TRUCKS/CONSTRUCTION/FARM MACHINERY
   125,000   SembCorp Industries Ltd.                                                      $        92,740
                                                                                           ---------------
             TOTAL SINGAPORE                                                                     1,229,953
                                                                                           ---------------
             SOUTH KOREA (11.2%)
             APPAREL/FOOTWEAR
     2,320   Cheil Industries Inc.*                                                                 33,643
                                                                                           ---------------
             AUTOMOTIVE AFTERMARKET
     8,420   Hankook Tire Co., Ltd.*                                                                63,521
                                                                                           ---------------
             CHEMICALS: SPECIALTY
     3,280   Honam Petrochemical
              Corp.*                                                                               169,086
                                                                                           ---------------
             DEPARTMENT STORES
     6,480   Hyundai Department
              Store Co., Ltd.                                                                      211,293
                                                                                           ---------------
             ELECTRONIC COMPONENTS
     5,190   Samsung SDI Co., Ltd.                                                                 611,228
                                                                                           ---------------
             FINANCE/RENTAL/LEASING
     2,572   LG Card Co., Ltd.*                                                                      6,565
                                                                                           ---------------
             FINANCIAL CONGLOMERATES
     6,050   Shinhan Financial
              Group Co., Ltd.*                                                                      96,607
                                                                                           ---------------
             FOOD: SPECIALTY/CANDY
     1,520   Orion Corp.*                                                                          111,356
                                                                                           ---------------
             INDUSTRIAL MACHINERY
     7,290   Hyundai Mobis*                                                                        391,692
                                                                                           ---------------
             INVESTMENT BANKS/BROKERS
     6,020   Daishin Securities Co., Ltd.                                                           88,307
    18,590   Good Morning Shinhan
              Securities Co., Ltd.*                                                                 85,704
     7,570   LG Investment & Securities
              Co., Ltd.                                                                             52,666
     2,640   Samsung Securities
              Co., Ltd.                                                                             56,429
                                                                                           ---------------
                                                                                                   283,106
                                                                                           ---------------
             MAJOR BANKS
     2,360   Kookmin Bank*                                                                          88,327
                                                                                           ---------------
             SEMICONDUCTORS
     2,577   Samsung Electronics
              Co., Ltd.                                                                    $       974,205
       960   Samsung Electronics
              Co., Ltd. (Pref.)                                                                    197,552
                                                                                           ---------------
                                                                                                 1,171,757
                                                                                           ---------------
             TOBACCO
     3,470   KT&G Corp.                                                                             60,209
                                                                                           ---------------
             TRUCKS/CONSTRUCTION/FARM MACHINERY
    12,670   Daewoo Shipbuilding &
              Marine Engineering
              Co., Ltd.*                                                                           162,490
     4,090   STX Shipbuilding Co., Ltd.                                                             54,339
                                                                                           ---------------
                                                                                                   216,829
                                                                                           ---------------
             WIRELESS TELECOMMUNICATIONS
       930   SK Telecom Co., Ltd.                                                                  155,130
                                                                                           ---------------
             TOTAL SOUTH KOREA                                                                   3,670,349
                                                                                           ---------------
             TAIWAN (8.0%)
             AIRLINES
   324,539   EVA Airways Corp.                                                                     132,241
                                                                                           ---------------
             CHEMICALS: SPECIALTY
    53,800   Nan Ya Plastic Corp.                                                                   77,558
                                                                                           ---------------
             COMPUTER COMMUNICATIONS
    39,750   Zyxel Communications Corp.                                                             83,032
                                                                                           ---------------
             COMPUTER PERIPHERALS
    41,800   Hon Hai Precision Industry
              Co., Ltd.                                                                            164,175
                                                                                           ---------------
             COMPUTER PROCESSING
             HARDWARE
    61,855   Acer Inc.                                                                              91,900
                                                                                           ---------------
             CONSTRUCTION MATERIALS
   187,680   Taiwan Cement Corp.                                                                    92,211
                                                                                           ---------------
             ELECTRICAL PRODUCTS
    99,415   Phoenixtec Power Co., Ltd.                                                            116,408
                                                                                           ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
  SHARES                                                                                        VALUE
----------------------------------------------------------------------------------------------------------
             ELECTRONIC COMPONENTS
    30,360   Infortrend Technology Inc.                                                    $        99,592
    97,000   Ya Hsin Industrial Co., Ltd.                                                          125,281
                                                                                           ---------------
                                                                                                   224,873
                                                                                           ---------------
             ELECTRONIC PRODUCTION
             EQUIPMENT
    39,000   Waffer Technology Co., Ltd.                                                           118,756
                                                                                           ---------------
             ELECTRONICS/APPLIANCE STORES
    20,680   Largan Precision Co., Ltd.                                                            200,777
                                                                                           ---------------
             ENGINEERING & CONSTRUCTION
    95,000   CTCI Corp.                                                                             76,861
                                                                                           ---------------
             FINANCIAL CONGLOMERATES
    58,000   Fubon Financial Holding
              Co., Ltd.                                                                             55,457
   222,000   Taishin Financial Holdings
              Co., Ltd.                                                                            163,936
                                                                                           ---------------
                                                                                                   219,393
                                                                                           ---------------
             INDUSTRIAL SPECIALTIES
    12,800   Asia Optical Co. Inc.                                                                  88,120
                                                                                           ---------------
             INVESTMENT BANKS/BROKERS
   189,280   Polaris Securities Co., Ltd.*                                                          88,542
   114,888   Yuanta Core Pacific
              Securities Co.                                                                        68,615
                                                                                           ---------------
                                                                                                   157,157
                                                                                           ---------------
             MARINE SHIPPING
   153,040   Evergreen Marine Corp.                                                                133,274
    98,000   Taiwan Navigation Co., Ltd.                                                            64,872
                                                                                           ---------------
                                                                                                   198,146
                                                                                           ---------------
             REGIONAL BANKS
   254,768   Chinatrust Financial Holding
              Co., Ltd.                                                                            255,593
                                                                                           ---------------
             SEMICONDUCTORS
    15,000   MediaTek, Inc.                                                                        140,777
    27,400   Novatek Microelectronics
              Corp., Ltd.                                                                           77,387
     5,508   Richtek Technology Corp.*                                                              29,979
    32,000   SunPlus Technology Co., Ltd.                                                           59,782
                                                                                           ---------------
                                                                                                   307,925
                                                                                           ---------------
             WIRELESS TELECOMMUNICATIONS
    35,000   Taiwan Cellular Corp.                                                         $        30,377
                                                                                           ---------------
             TOTAL TAIWAN                                                                        2,635,503
                                                                                           ---------------
             THAILAND (1.7%)
             AIRLINES
    27,300   Thai Airways International
              PCL (Alien Shares)                                                                    31,490
                                                                                           ---------------
             MAJOR BANKS
   104,600   Kasikornbank PCL
              (Alien Shares)*                                                                      184,605
    20,700   Kasikornbank PCL (NVDR)*                                                               33,923
                                                                                           ---------------
                                                                                                   218,528
                                                                                           ---------------
             REGIONAL BANKS
    98,400   Bangkok Bank PCL
              (Alien Shares)*                                                                      285,304
    12,500   Bangkok Bank PCL (NVDR)*                                                               34,352
                                                                                           ---------------
                                                                                                   319,656
                                                                                           ---------------
             TOTAL THAILAND                                                                        569,674
                                                                                           ---------------
TOTAL INVESTMENTS
 (COST $23,862,856) (a)                                                         97.1%           31,818,361
OTHER ASSETS IN EXCESS
 OF LIABILITIES                                                                  2.9               964,926
                                                                               -----       ---------------
NET ASSETS                                                                     100.0%      $    32,783,287
                                                                               =====       ===============

   NVDR  NON-VOTING DEPOSITORY RECEIPT.
   CDI   CHESS DEPOSITORY INTERESTS.
   *     NON-INCOME PRODUCING SECURITY.
   ++ COMPRISED OF SECURITIES IN SEPARATE ENTITIES THAT ARE TREATED AS A SINGLE STAPLED SECURITY.
   (a) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS $29,966,695. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $1,956,197 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $104,531, RESULTING IN NET UNREALIZED APPRECIATION OF $1,851,666.

                        SEE NOTES TO FINANCIAL STATEMENTS

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT DECEMBER 31, 2003:

  CONTRACTS           IN EXCHANGE          DELIVERY           UNREALIZED
  TO DELIVER              FOR                DATE            APPRECIATION
--------------------------------------------------------------------------
  $        481       IDR 4,064,378         01/02/04              $  1
HKD  1,229,112       $     158,321         01/05/04                18
                                                                 ----
      Total unrealized appreciation                              $ 19
                                                                 ====

CURRENCY ABBREVIATIONS:
HKD    HONG KONG DOLLAR.
IDR    INDONESIAN RUPIAH.

SUMMARY OF INVESTMENTS

                                                      PERCENT OF
INDUSTRY                                  VALUE       NET ASSETS
----------------------------------------------------------------
Advertising/Marketing
  Services                            $      49,148      0.2%
Air Freight/Couriers                         65,948      0.2
Airlines                                    819,399      2.5
Apparel/Footwear                            202,984      0.6
Apparel/Footwear Retail                     312,958      1.0
Auto Parts: O.E.M.                          175,310      0.5
Automotive Aftermarket                       63,521      0.2
Beverages: Non-Alcoholic                     93,649      0.3
Broadcasting                                 45,439      0.1
Building Products                           252,474      0.8
Chemicals: Major
  Diversified                               262,350      0.8
Chemicals: Specialty                      1,125,212      3.4
Commercial Printing/
  Forms                                     315,427      1.0
Computer Communications               $      83,032      0.3%
Computer Peripherals                        358,626      1.1
Computer Processing
  Hardware                                  492,012      1.5
Construction Materials                      181,782      0.6
Consumer Sundries                            84,901      0.3
Containers/Packaging                        171,036      0.5
Department Stores                           274,209      0.8
Electric Utilities                          467,340      1.4
Electrical Products                         436,062      1.3
Electronic Components                     1,424,839      4.3
Electronic Distributors                     155,280      0.5
Electronic Equipment/
  Instruments                             2,785,805      8.5
Electronic Production
  Equipment                                 118,756      0.4

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                      PERCENT OF
INDUSTRY                                  VALUE       NET ASSETS
----------------------------------------------------------------
Electronics/Appliance
  Stores                              $     200,777       0.6%
Electronics/Appliances                      859,752       2.6
Engineering &
  Construction                              356,891       1.1
Finance/Rental/Leasing                      204,403       0.6
Financial Conglomerates                     637,479       1.9
Food Retail                                 301,612       0.9
Food: Meat/Fish/Dairy                       146,355       0.5
Food: Specialty/Candy                       207,348       0.6
Forest Products                              92,900       0.3
Gas Distributors                            103,783       0.3
Home Building                               496,574       1.5
Home Furnishings                              5,698       0.0
Industrial Conglomerates                    603,927       1.8
Industrial Machinery                      1,638,923       5.0
Industrial Specialties                      405,959       1.2
Integrated Oil                               79,505       0.2
Investment Banks/
  Brokers                                   440,263       1.3
Investment Trusts/
  Mutual Funds                              102,218       0.3
Life/Health Insurance                       114,255       0.4
Major Banks                               1,430,613       4.4
Major Telecommunications                    269,547       0.8
Marine Shipping                             306,254       0.9
Media Conglomerates                         323,519       1.0
Metal Fabrications                          222,847       0.7
Miscellaneous
  Manufacturing                             351,211       1.1
Motor Vehicles                            1,605,624       4.9
Movies/Entertainment                        102,862       0.3
Oil & Gas Production                        148,784       0.5
Oilfield Services/
  Equipment                                 126,892       0.4
Other Metals/Minerals                       716,301       2.2
Other Transportation                         91,248       0.3
Pharmaceuticals: Major                      309,538       0.9
Pharmaceuticals: Other                      776,445       2.4
Property - Casualty Insurers          $     189,773       0.6%
Railroads                                   296,201       0.9
Real Estate Development                   1,935,380       5.9
Recreational Products                       702,128       2.1
Regional Banks                              938,435       2.8
Semiconductors                            1,655,085       5.1
Steel                                        13,568       0.0
Textiles                                    138,954       0.4
Tobacco                                      60,209       0.2
Tools/Hardware                              216,491       0.7
Trucks/Construction/
  Farm Machinery                            309,569       1.0
Wholesale Distributors                      579,255       1.8
Wireless
  Telecommunications                        185,507       0.6
                                      -------------      ----
                                      $  31,818,361      97.1%
                                      =============      ====

TYPE OF INVESTMENT
----------------------------------------------------------------
Common Stocks                         $  31,620,809      96.5%
Preferred Stock                             197,552       0.6
                                      -------------      ----
                                      $  31,818,361      97.1%
                                      =============      ====

                        SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Variable Investment Series - Equity

PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2003

NUMBER OF
  SHARES                                                                                        VALUE
----------------------------------------------------------------------------------------------------------
             COMMON STOCKS (98.2%)
             ADVERTISING/MARKETING
             SERVICES (0.9%)
    83,000   Lamar Advertising Co.*                                                        $     3,097,560
    34,300   Omnicom Group, Inc.                                                                 2,995,419
                                                                                           ---------------
                                                                                                 6,092,979
                                                                                           ---------------
             APPAREL/FOOTWEAR (1.4%)
    46,100   Carter's, Inc.*                                                                     1,173,245
   158,700   Coach, Inc.*                                                                        5,990,925
    68,200   Reebok International Ltd.                                                           2,681,624
                                                                                           ---------------
                                                                                                 9,845,794
                                                                                           ---------------
             APPAREL/FOOTWEAR RETAIL (3.0%)
   136,800   Chico's FAS, Inc.*                                                                  5,054,760
   316,800   Gap, Inc. (The)                                                                     7,352,928
   218,450   Hot Topic, Inc.*                                                                    6,435,537
   120,100   TJX Companies, Inc. (The)                                                           2,648,205
                                                                                           ---------------
                                                                                                21,491,430
                                                                                           ---------------
             AUTO PARTS: O.E.M. (0.6%)
    38,000   Eaton Corp.                                                                         4,103,240
                                                                                           ---------------
             BEVERAGES:
             NON-ALCOHOLIC (0.4%)
   106,000   Cott Corp. (Canada)*                                                                2,969,060
                                                                                           ---------------
             BIOTECHNOLOGY (4.2%)
   182,900   Biogen Idec Inc.*                                                                   6,727,062
    33,600   Genentech, Inc.*                                                                    3,143,952
    74,400   Genzyme Corp.*                                                                      3,670,896
   120,700   Gilead Sciences, Inc.*                                                              7,017,498
   116,200   ICOS Corp.*                                                                         4,796,736
   156,700   NPS Pharmaceuticals, Inc.*                                                          4,816,958
                                                                                           ---------------
                                                                                                30,173,102
                                                                                           ---------------
             BROADCASTING (1.3%)
   169,200   Radio One, Inc. (Class A)*                                                          3,307,860
   156,000   Univision Communications
              Inc. (Class A)*                                                                    6,191,640
                                                                                           ---------------
                                                                                                 9,499,500
                                                                                           ---------------
             CABLE/SATELLITE TV (0.7%)
    80,836   Comcast Corp. (Class A)*                                                            2,657,079
   151,472   Hughes International Corp                                                     $     2,506,858
                                                                                           ---------------
                                                                                                 5,163,937
                                                                                           ---------------
             CASINO/GAMING (1.9%)
   146,700   GTECH Holdings Corp.                                                                7,260,183
    71,700   International Game
              Technology                                                                         2,559,690
   125,900   Wynn Resorts, Ltd.*                                                                 3,526,459
                                                                                           ---------------
                                                                                                13,346,332
                                                                                           ---------------
             COMPUTER
             COMMUNICATIONS (3.4%)
   901,400   Cisco Systems, Inc.*                                                               21,895,006
    89,700   NetScreen Technologies,
              Inc.*                                                                              2,220,075
                                                                                           ---------------
                                                                                                24,115,081
                                                                                           ---------------
             COMPUTER PERIPHERALS (1.6%)
   384,100   EMC Corp.*                                                                          4,962,572
   163,000   Network Appliance, Inc.*                                                            3,346,390
    45,750   Zebra Technologies
              Corp. (Class A)*                                                                   3,036,428
                                                                                           ---------------
                                                                                                11,345,390
                                                                                           ---------------
             COMPUTER PROCESSING
             HARDWARE (1.7%)
   274,000   Dell Inc.*                                                                          9,305,040
   128,700   Hewlett-Packard Co.                                                                 2,956,239
                                                                                           ---------------
                                                                                                12,261,279
                                                                                           ---------------
             DATA PROCESSING
             SERVICES (0.6%)
   152,500   CheckFree Corp.*                                                                    4,216,625
                                                                                           ---------------
             DISCOUNT STORES (0.5%)
   127,000   Dollar Tree Stores, Inc.*                                                           3,817,620
                                                                                           ---------------
             ELECTRICAL PRODUCTS (1.6%)
    72,000   Cooper Industries Ltd.
              (Class A) (Bermuda)                                                                4,170,960
   113,400   Emerson Electric Co.                                                                7,342,650
                                                                                           ---------------
                                                                                                11,513,610
                                                                                           ---------------
             ELECTRONIC COMPONENTS (0.4%)
    55,500   QLogic Corp.*                                                                       2,863,800
                                                                                           ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
  SHARES                                                                                        VALUE
----------------------------------------------------------------------------------------------------------
             ELECTRONIC EQUIPMENT/
             INSTRUMENTS (0.8%)
   167,100   Rockwell Automation, Inc.                                                     $     5,948,760
                                                                                           ---------------
             ELECTRONIC PRODUCTION
             EQUIPMENT (1.0%)
   203,900   ASML Holding N.V.
              (Netherlands)*                                                                     4,088,195
    68,700   Novellus Systems, Inc.*                                                             2,888,835
                                                                                           ---------------
                                                                                                 6,977,030
                                                                                           ---------------
             ELECTRONICS/APPLIANCES (0.5%)
    50,400   Harman International
              Industries, Inc.                                                                   3,728,592
                                                                                           ---------------
             FINANCE/RENTAL/LEASING (0.5%)
    58,900   Capital One Financial Corp.                                                         3,609,981
                                                                                           ---------------
             FINANCIAL CONGLOMERATES (1.0%)
   151,600   Citigroup Inc.                                                                      7,358,664
                                                                                           ---------------
             FOOD: MAJOR DIVERSIFIED (0.4%)
    59,200   PepsiCo, Inc.                                                                       2,759,904
                                                                                           ---------------
             FOOD: SPECIALTY/CANDY (0.4%)
   128,700   Hain Celestial Group, Inc.*                                                         2,987,127
                                                                                           ---------------
             HOME FURNISHINGS (0.4%)
   162,100   Tempur-Pedic International                                                          2,512,550
                                                                                           ---------------
             HOME IMPROVEMENT
             CHAINS (0.5%)
    95,800   Home Depot, Inc. (The)                                                              3,399,942
                                                                                           ---------------
             HOSPITAL/NURSING
             MANAGEMENT (0.5%)
   111,700   Manor Care, Inc.                                                                    3,861,469
                                                                                           ---------------
             HOTELS/RESORTS/
             CRUISELINES (0.4%)
   167,300   Hilton Hotels Corp.                                                                 2,865,849
                                                                                           ---------------
             HOUSEHOLD/PERSONAL
             CARE (0.5%)
    37,400   Procter & Gamble Co. (The)                                                          3,735,512
                                                                                           ---------------
             INDUSTRIAL CONGLOMERATES (1.3%)
    86,000   Ingersoll-Rand Co. Ltd.
              (Class A) (Bermuda)                                                                5,837,680
    39,800   United Technologies Corp.                                                           3,771,846
                                                                                           ---------------
                                                                                                 9,609,526
                                                                                           ---------------
             INDUSTRIAL MACHINERY (1.2%)
    59,000   Illinois Tool Works Inc.                                                      $     4,950,690
    62,200   Parker-Hannifin Corp.                                                               3,700,900
                                                                                           ---------------
                                                                                                 8,651,590
                                                                                           ---------------
             INFORMATION TECHNOLOGY
             SERVICES (1.1%)
    54,200   Anteon International Corp.*                                                         1,953,910
    79,600   Cognizant Technology
              Solutions Corp.*                                                                   3,632,944
    96,400   PeopleSoft, Inc.*                                                                   2,197,920
                                                                                           ---------------
                                                                                                 7,784,774
                                                                                           ---------------
             INTERNET RETAIL (1.7%)
   169,100   Amazon.com, Inc.*                                                                   8,901,424
    96,879   InterActiveCorp*                                                                    3,287,105
                                                                                           ---------------
                                                                                                12,188,529
                                                                                           ---------------
             INTERNET SOFTWARE/
             SERVICES (3.1%)
   324,100   Akamai Technologies, Inc.*                                                          3,484,075
    82,100   MicroStrategy Inc. (Class A)*                                                       4,308,608
   324,700   Yahoo! Inc.*                                                                       14,666,699
                                                                                           ---------------
                                                                                                22,459,382
                                                                                           ---------------
             INVESTMENT BANKS/
             BROKERS (4.8%)
    92,800   Goldman Sachs Group,
              Inc. (The)                                                                         9,162,144
    59,600   Legg Mason, Inc.                                                                    4,599,928
   143,700   Lehman Brothers
              Holdings Inc.                                                                     11,096,514
   167,500   Merrill Lynch & Co., Inc.                                                           9,823,875
                                                                                           ---------------
                                                                                                34,682,461
                                                                                           ---------------
             INVESTMENT MANAGERS (1.0%)
   147,300   Price (T.) Rowe Group, Inc.                                                         6,983,493
                                                                                           ---------------
             MAJOR BANKS (2.2%)
    39,300   Bank of America Corp.                                                               3,160,899
   150,100   Bank of New York
              Co., Inc. (The)                                                                    4,971,312
   100,600   Bank One Corp.                                                                      4,586,354
    52,900   PNC Financial Services Group                                                        2,895,217
                                                                                           ---------------
                                                                                                15,613,782
                                                                                           ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
  SHARES                                                                                        VALUE
----------------------------------------------------------------------------------------------------------
             MANAGED HEALTH CARE (1.0%)
    39,600   Anthem, Inc.*                                                                 $     2,970,000
    66,100   UnitedHealth Group Inc.                                                             3,845,698
                                                                                           ---------------
                                                                                                 6,815,698
                                                                                           ---------------
             MEDIA CONGLOMERATES (2.3%)
   298,000   Disney (Walt) Co. (The)                                                             6,952,340
   124,500   News Corporation Ltd.
              (The) (ADR) (Australia)                                                            4,494,470
   273,100   Time Warner Inc.*                                                                   4,913,069
                                                                                           ---------------
                                                                                                16,359,879
                                                                                           ---------------
             MEDICAL SPECIALTIES (3.5%)
   169,300   Guidant Corp.                                                                      10,191,860
   118,150   St. Jude Medical, Inc.*                                                             7,248,503
   105,400   Zimmer Holdings, Inc.*                                                              7,420,160
                                                                                           ---------------
                                                                                                24,860,523
                                                                                           ---------------
             METAL FABRICATIONS (0.4%)
   102,400   Chicago Bridge & Iron
              Company N.V. (Netherlands)                                                         2,959,360
                                                                                           ---------------
             OIL & GAS PRODUCTION (1.3%)
    72,300   Apache Corp.                                                                        5,863,530
    62,800   Devon Energy Corp.                                                                  3,595,928
                                                                                           ---------------
                                                                                                 9,459,458
                                                                                           ---------------
             OILFIELD SERVICES/
             EQUIPMENT (2.2%)
   133,000   Schlumberger Ltd.                                                                   7,277,760
   207,600   Smith International, Inc.*                                                          8,619,552
                                                                                           ---------------
                                                                                                15,897,312
                                                                                           ---------------
             OTHER CONSUMER SERVICES (1.2%)
    65,100   Apollo Group, Inc. (Class A)*                                                       4,426,800
    60,700   eBay Inc.*                                                                          3,920,613
                                                                                           ---------------
                                                                                                 8,347,413
                                                                                           ---------------
             OTHER METALS/MINERALS (1.9%)
    86,800   Inco Ltd. (Canada)*                                                                 3,456,376
    93,400   Phelps Dodge Corp.*                                                                 7,106,806
    28,300   Rio Tinto PLC (ADR)
              (United Kingdom)                                                                   3,150,073
                                                                                           ---------------
                                                                                                13,713,255
                                                                                           ---------------
             PACKAGED SOFTWARE (10.3%)
   147,700   Autodesk, Inc.                                                                $     3,630,466
    97,200   Cognos, Inc. (Canada)*                                                              2,976,264
   127,400   Computer Associates
              International, Inc.                                                                3,483,116
   194,000   FileNET Corp.*                                                                      5,253,520
   172,500   Mercury Interactive Corp.*                                                          8,390,400
   430,200   Microsoft Corp.                                                                    11,847,708
   349,100   Novell, Inc.*                                                                       3,672,532
   233,350   Oracle Corp.*                                                                       3,080,220
   399,000   Red Hat, Inc.*                                                                      7,489,230
   179,900   SAP AG (ADR) (Germany)                                                              7,476,644
   193,500   Sybase, Inc.*                                                                       3,982,230
   158,000   Symantec Corp.*                                                                     5,474,700
   193,300   VERITAS Software Corp.*                                                             7,183,028
                                                                                           ---------------
                                                                                                73,940,058
                                                                                           ---------------
             PERSONNEL SERVICES (1.0%)
    81,400   Manpower, Inc.                                                                      3,832,312
   156,400   Robert Half International, Inc.*                                                    3,650,376
                                                                                           ---------------
                                                                                                 7,482,688
                                                                                           ---------------
             PHARMACEUTICALS: GENERIC
             DRUGS (0.7%)
   106,200   Watson Pharmaceuticals,
              Inc.*                                                                              4,885,200
                                                                                           ---------------
             PHARMACEUTICALS: MAJOR (2.6%)
    50,700   Abbott Laboratories                                                                 2,362,620
    51,100   Lilly (Eli) & Co.                                                                   3,593,863
   351,500   Pfizer Inc.                                                                        12,418,495
                                                                                           ---------------
                                                                                                18,374,978
                                                                                           ---------------
             PHARMACEUTICALS: OTHER (1.7%)
   200,000   Dr. Reddy's Laboratories
              Ltd. (ADR) (India)                                                                 6,330,000
    91,300   Forest Laboratories, Inc.*                                                          5,642,340
                                                                                           ---------------
                                                                                                11,972,340
                                                                                           ---------------
             PRECIOUS METALS (4.5%)
   243,900   Freeport-McMoRan Copper &
              Gold, Inc. (Class B)                                                              10,275,507
   342,300   Glamis Gold Ltd. (Canada)*                                                          5,860,176

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
  SHARES                                                                                        VALUE
----------------------------------------------------------------------------------------------------------
   327,300   Newmont Mining Corp.                                                          $    15,910,053
                                                                                           ---------------
                                                                                                32,045,736
                                                                                           ---------------
             RESTAURANTS (0.8%)
   142,000   Applebee's International, Inc.                                                      5,576,340
                                                                                           ---------------
             SEMICONDUCTORS (6.6%)
   203,900   Fairchild Semiconductor
              Corp. (Class A)*                                                                   5,091,383
   634,400   Intel Corp.                                                                        20,427,680
    90,000   Marvell Technology Group
              Ltd. (Bermuda)*                                                                    3,413,700
    73,600   Maxim Integrated
              Products, Inc.                                                                     3,665,280
   177,000   National Semiconductor
              Corp.*                                                                             6,975,570
   214,500   PMC-Sierra, Inc.*                                                                   4,322,175
    72,800   Silicon Laboratories Inc.*                                                          3,146,416
                                                                                           ---------------
                                                                                                47,042,204
                                                                                           ---------------
             SERVICES TO THE HEALTH
             INDUSTRY (2.2%)
   150,700   Medco Health Solutions Inc.*                                                        5,122,293
   267,100   Omnicare, Inc.                                                                     10,788,169
                                                                                           ---------------
                                                                                                15,910,462
                                                                                           ---------------
             SPECIALTY STORES (2.4%)
   185,600   Claire's Stores, Inc.                                                               3,496,704
    88,500   Dick's Sporting Goods, Inc.*                                                        4,306,410
   171,200   PETSMART, Inc.                                                                      4,074,560
    84,100   Staples, Inc.*                                                                      2,295,930
   110,000   Tuesday Morning Corp.*                                                              3,327,500
                                                                                           ---------------
                                                                                                17,501,104
                                                                                           ---------------
             TELECOMMUNICATION
             EQUIPMENT (1.5%)
   221,900   Alcatel SA (ADR) (France)*                                                          2,851,415
    64,400   Polycom, Inc.*                                                                      1,257,088
   119,800   QUALCOMM Inc.                                                                       6,460,814
                                                                                           ---------------
                                                                                                10,569,317
                                                                                           ---------------
             TRUCKS/CONSTRUCTION/
             FARM MACHINERY (1.3%)
    64,400   Caterpillar Inc.                                                              $     5,346,488
    66,400   Deere & Co.                                                                         4,319,320
                                                                                           ---------------
                                                                                                 9,665,808
                                                                                           ---------------
             WIRELESS
             TELECOMMUNICATIONS (1.3%)
   368,100   Vodafone Group PLC (ADR)
              (United Kingdom)                                                                   9,217,224
                                                                                           ---------------
TOTAL COMMON STOCKS
 (COST $612,423,364)                                                                       $   703,134,053
                                                                                           ---------------

PRINCIPAL
AMOUNT IN
THOUSANDS                                                                                       VALUE
----------------------------------------------------------------------------------------------------------
             SHORT-TERM INVESTMENT (1.7%)
             U.S. GOVERNMENT AGENCY
$   12,400   Federal Home Loan Bank
              0.75% due 01/02/04 (a)
              (COST $12,399,742)                                                                12,399,742
                                                                                           ---------------
TOTAL INVESTMENTS
 (COST $624,823,106) (b)                                                            99.9%      715,533,795
OTHER ASSETS IN EXCESS
 OF LIABILITIES                                                                      0.1           893,760
                                                                                --------   ---------------
NET ASSETS                                                                         100.0%  $   716,427,555
                                                                                ========   ===============

   ADR AMERICAN DEPOSITORY RECEIPT.
   *   NON-INCOME PRODUCING SECURITY.
   (a) PURCHASED ON A DISCOUNT BASIS. THE INTEREST RATE SHOWN HAS BEEN ADJUSTED TO REFLECT A MONEY MARKET EQUIVALENT YIELD.
   (b) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS $626,459,569. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $93,248,740 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $4,174,514, RESULTING IN NET UNREALIZED APPRECIATION OF $89,074,226.

                        SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Variable Investment Series - S&P 500 Index

PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2003

NUMBER OF
  SHARES                                                                                        VALUE
----------------------------------------------------------------------------------------------------------
             COMMON STOCKS (96.3%)
             ADVERTISING/MARKETING
             SERVICES (0.2%)
    10,437   Interpublic Group of
              Companies, Inc.*                                                             $       162,817
     4,783   Omnicom Group, Inc.                                                                   417,699
                                                                                           ---------------
                                                                                                   580,516
                                                                                           ---------------
             AEROSPACE & DEFENSE (1.1%)
    21,176   Boeing Co.                                                                            892,357
     4,978   General Dynamics Corp.                                                                449,961
     2,960   Goodrich Corp.                                                                         87,882
    11,350   Lockheed Martin Corp.                                                                 583,390
     4,610   Northrop Grumman Corp.                                                                440,716
    10,477   Raytheon Co.                                                                          314,729
     4,456   Rockwell Collins, Inc.                                                                133,814
                                                                                           ---------------
                                                                                                 2,902,849
                                                                                           ---------------
             AGRICULTURAL COMMODITIES/
             MILLING (0.1%)
    16,278   Archer-Daniels-Midland Co.                                                            247,751
                                                                                           ---------------
             AIR FREIGHT/COURIERS (1.0%)
     7,509   FedEx Corp.                                                                           506,857
    28,300   United Parcel Service,
              Inc. (Class B)                                                                     2,109,765
                                                                                           ---------------
                                                                                                 2,616,622
                                                                                           ---------------
             AIRLINES (0.1%)
     3,108   Delta Air Lines, Inc.                                                                  36,705
    19,816   Southwest Airlines Co.                                                                319,830
                                                                                           ---------------
                                                                                                   356,535
                                                                                           ---------------
             ALTERNATIVE POWER
             GENERATION (0.0%)
    10,400   Calpine Corp.*                                                                         50,024
                                                                                           ---------------
             ALUMINUM (0.3%)
    21,783   Alcoa, Inc.                                                                           827,754
                                                                                           ---------------
             APPAREL/FOOTWEAR (0.4%)
     4,299   Cintas Corp.                                                                          215,509
     3,180   Jones Apparel Group, Inc.                                                             112,031
     2,747   Liz Claiborne, Inc.                                                                    97,409
     6,606   Nike, Inc. (Class B)                                                                  452,247
     1,482   Reebok International
              Inc. (United Kingdom)                                                        $        58,272
     2,720   V.F. Corp.                                                                            117,613
                                                                                           ---------------
                                                                                                 1,053,081
                                                                                           ---------------
             APPAREL/FOOTWEAR RETAIL (0.4%)
    22,550   Gap, Inc. (The)                                                                       523,385
    13,006   Limited Brands, Inc.                                                                  234,498
     3,460   Nordstrom, Inc.                                                                       118,678
    12,669   TJX Companies, Inc. (The)                                                             279,351
                                                                                           ---------------
                                                                                                 1,155,912
                                                                                           ---------------
             AUTO PARTS: O.E.M. (0.3%)
     3,741   Dana Corp.                                                                             68,647
    14,104   Delphi Corp.                                                                          144,002
     1,913   Eaton Corp.                                                                           206,566
     2,273   Johnson Controls, Inc.                                                                263,941
     3,291   Visteon Corp.                                                                          34,259
                                                                                           ---------------
                                                                                                   717,415
                                                                                           ---------------
             AUTOMOTIVE AFTERMARKET (0.0%)
     1,859   Cooper Tire & Rubber Co.                                                               39,745
     4,413   Goodyear Tire & Rubber
              Co. (The)*                                                                            34,686
                                                                                           ---------------
                                                                                                    74,431
                                                                                           ---------------
             BEVERAGES: ALCOHOLIC (0.5%)
    20,510   Anheuser-Busch Companies,
              Inc.                                                                               1,080,467
     1,527   Brown-Forman Corp. (Class B)                                                          142,698
       916   Coors (Adolph) Co. (Class B)                                                           51,388
                                                                                           ---------------
                                                                                                 1,274,553
                                                                                           ---------------
             BEVERAGES: NON-ALCOHOLIC (1.3%)
    61,711   Coca Cola Co.                                                                       3,131,833
    11,451   Coca-Cola Enterprises Inc.                                                            250,433
     6,615   Pepsi Bottling Group,
              Inc. (The)                                                                           159,951
                                                                                           ---------------
                                                                                                 3,542,217
                                                                                           ---------------
             BIOTECHNOLOGY (1.1%)
    32,471   Amgen Inc.*                                                                         2,006,708
     8,246   Biogen Idec Inc.*                                                                     303,288
     4,725   Chiron Corp.*                                                                         269,278

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
  SHARES                                                                                        VALUE
----------------------------------------------------------------------------------------------------------
     5,642   Genzyme Corp.*                                                                $       278,376
     6,231   MedImmune, Inc.*                                                                      158,267
                                                                                           ---------------
                                                                                                 3,015,917
                                                                                           ---------------
             BROADCASTING (0.3%)
    15,496   Clear Channel
              Communications, Inc.                                                                 725,678
     8,118   Univision Communications
              Inc. (Class A)*                                                                      322,203
                                                                                           ---------------
                                                                                                 1,047,881
                                                                                           ---------------
             BUILDING PRODUCTS (0.2%)
     1,833   American Standard
              Companies, Inc.*                                                                     184,583
    11,659   Masco Corp.                                                                           319,573
                                                                                           ---------------
                                                                                                   504,156
                                                                                           ---------------
             CABLE/SATELLITE TV (0.7%)
    56,662   Comcast Corp. (Class A)*                                                            1,862,480
                                                                                           ---------------
             CASINO/GAMING (0.2%)
     2,781   Harrah's Entertainment, Inc.                                                          138,410
     8,715   International Game Technology                                                         311,125
                                                                                           ---------------
                                                                                                   449,535
                                                                                           ---------------
             CHEMICALS: AGRICULTURAL (0.1%)
     6,595   Monsanto Co.                                                                          189,804
                                                                                           ---------------
             CHEMICALS: MAJOR
             DIVERSIFIED (1.0%)
    23,172   Dow Chemical Co. (The)                                                                963,260
    25,091   Du Pont (E.I.)
              de Nemours & Co.                                                                   1,151,426
     1,948   Eastman Chemical Co.                                                                   77,004
     3,158   Engelhard Corp.                                                                        94,582
     2,792   Hercules Inc.*                                                                         34,062
     5,605   Rohm & Haas Co.                                                                       239,390
                                                                                           ---------------
                                                                                                 2,559,724
                                                                                           ---------------
             CHEMICALS: SPECIALTY (0.3%)
     5,721   Air Products & Chemicals,
              Inc.                                                                                 302,240
     1,274   Great Lakes Chemical Corp.                                                             34,640
     8,185   Praxair, Inc.                                                                         312,667
     1,745   Sigma-Aldrich Corp.                                                                    99,779
                                                                                           ---------------
                                                                                                   749,326
                                                                                           ---------------
             COMMERCIAL PRINTING/
             FORMS (0.1%)
     1,272   Deluxe Corp.                                                                  $        52,572
     2,860   Donnelley (R.R.) & Sons Co.                                                            86,229
                                                                                           ---------------
                                                                                                   138,801
                                                                                           ---------------
             COMPUTER
             COMMUNICATIONS (1.6%)
    10,489   Avaya Inc.*                                                                           135,728
   173,774   Cisco Systems, Inc.*                                                                4,220,970
                                                                                           ---------------
                                                                                                 4,356,698
                                                                                           ---------------
             COMPUTER PERIPHERALS (0.5%)
    60,494   EMC Corp.*                                                                            781,582
     3,234   Lexmark International
              Group, Inc.*                                                                         254,322
     8,685   Network Appliance, Inc.*                                                              178,303
                                                                                           ---------------
                                                                                                 1,214,207
                                                                                           ---------------
             COMPUTER PROCESSING
             HARDWARE (1.7%)
     9,125   Apple Computer, Inc.*                                                                 195,001
    64,452   Dell Inc.*                                                                          2,188,790
     8,166   Gateway, Inc.*                                                                         37,564
    76,755   Hewlett-Packard Co.                                                                 1,763,062
     2,381   NCR Corp.*                                                                             92,383
    82,233   Sun Microsystems, Inc.*                                                               369,226
                                                                                           ---------------
                                                                                                 4,646,026
                                                                                           ---------------
             CONSTRUCTION MATERIALS (0.0%)
     2,560   Vulcan Materials Co.                                                                  121,779
                                                                                           ---------------
             CONSUMER SUNDRIES (0.0%)
     1,673   American Greetings Corp.
              (Class A)*                                                                            36,589
                                                                                           ---------------
             CONTAINERS/PACKAGING (0.2%)
     1,419   Ball Corp.                                                                             84,530
     1,337   Bemis Company, Inc.                                                                    66,850
     3,958   Pactiv Corp.*                                                                          94,596
     2,139   Sealed Air Corp.*                                                                     115,805
     1,366   Temple-Inland, Inc.                                                                    85,607
                                                                                           ---------------
                                                                                                   447,388
                                                                                           ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
  SHARES                                                                                        VALUE
----------------------------------------------------------------------------------------------------------
             CONTRACT DRILLING (0.2%)
     3,690   Nabors Industries, Ltd.
              (Bermuda)*                                                                   $       153,135
     3,368   Noble Corp.*                                                                          120,507
     2,368   Rowan Companies, Inc.*                                                                 54,867
     8,052   Transocean Inc.*                                                                      193,329
                                                                                           ---------------
                                                                                                   521,838
                                                                                           ---------------
             DATA PROCESSING
             SERVICES (0.9%)
    14,963   Automatic Data
              Processing, Inc.                                                                     592,684
     4,715   Computer Sciences Corp.*                                                              208,544
    11,708   Concord EFS, Inc.*                                                                    173,747
     3,601   Convergys Corp.*                                                                       62,873
    18,346   First Data Corp.                                                                      753,837
     4,879   Fiserv, Inc.*                                                                         192,769
     9,491   Paychex, Inc.                                                                         353,065
     7,232   SunGard Data Systems Inc.*                                                            200,399
                                                                                           ---------------
                                                                                                 2,537,918
                                                                                           ---------------
             DEPARTMENT STORES (0.5%)
     2,097   Dillard's, Inc. (Class A)                                                              34,517
     4,551   Federated Department
              Stores, Inc.                                                                         214,489
     8,559   Kohl's Corp.*                                                                         384,641
     7,264   May Department Stores Co.                                                             211,164
     6,873   Penney (J.C.) Co., Inc.                                                               180,622
     6,389   Sears, Roebuck & Co.                                                                  290,636
                                                                                           ---------------
                                                                                                 1,316,069
                                                                                           ---------------
             DISCOUNT STORES (2.8%)
     2,943   Big Lots, Inc.*                                                                        41,820
    11,523   Costco Wholesale Corp.*                                                               428,425
     8,483   Dollar General Corp.                                                                  178,058
     4,340   Family Dollar Stores, Inc.                                                            155,719
    22,944   Target Corp.                                                                          881,050
   108,941   Wal-Mart Stores, Inc.                                                               5,779,320
                                                                                           ---------------
                                                                                                 7,464,392
                                                                                           ---------------
             DRUGSTORE CHAINS (0.5%)
     9,942   CVS Corp.                                                                             359,105
    25,807   Walgreen Co.                                                                          938,859
                                                                                           ---------------
                                                                                                 1,297,964
                                                                                           ---------------
             ELECTRIC UTILITIES (2.3%)
    15,675   AES Corp. (The)*                                                              $       147,972
     3,196   Allegheny Energy, Inc.*                                                                40,781
     4,088   Ameren Corp.                                                                          188,048
     9,943   American Electric Power
              Co., Inc.                                                                            303,361
     7,705   CenterPoint Energy, Inc.                                                               74,661
     4,482   Cinergy Corp.                                                                         173,946
     4,056   CMS Energy Corp.*                                                                      34,557
     5,675   Consolidated Edison, Inc.                                                             244,082
     4,211   Constellation Energy
              Group, Inc.                                                                          164,903
     8,166   Dominion Resources, Inc.                                                              521,236
     4,237   DTE Energy Co.                                                                        166,938
    22,845   Duke Energy Corp.                                                                     467,180
     8,201   Edison International*                                                                 179,848
     5,760   Entergy Corp.                                                                         329,069
     8,232   Exelon Corp.                                                                          546,276
     8,303   FirstEnergy Corp.                                                                     292,266
     4,630   FPL Group, Inc.                                                                       302,895
    10,441   PG&E Corp.*                                                                           289,947
     2,298   Pinnacle West Capital Corp.                                                            91,966
     4,464   PPL Corp.                                                                             195,300
     6,169   Progress Energy, Inc.                                                                 279,209
     5,920   Public Service Enterprise
              Group, Inc.                                                                          259,296
    18,431   Southern Co. (The)                                                                    557,538
     4,728   TECO Energy, Inc.                                                                      68,130
     8,153   TXU Corp.                                                                             193,389
    10,039   Xcel Energy, Inc.                                                                     170,462
                                                                                           ---------------
                                                                                                 6,283,256
                                                                                           ---------------
             ELECTRICAL PRODUCTS (0.4%)
     4,998   American Power Conversion
              Corp.                                                                                122,201
     2,350   Cooper Industries Ltd.
              (Bermuda)                                                                            136,136
    10,593   Emerson Electric Co.                                                                  685,897
     4,792   Molex Inc.                                                                            167,193
     2,096   Power-One, Inc.*                                                                       22,700
     1,472   Thomas & Betts Corp.*                                                                  33,694
                                                                                           ---------------
                                                                                                 1,167,821
                                                                                           ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
  SHARES                                                                                        VALUE
----------------------------------------------------------------------------------------------------------
             ELECTRONIC COMPONENTS (0.2%)
     5,028   Jabil Circuit, Inc.*                                                          $       142,292
     2,378   QLogic Corp.*                                                                         122,705
    13,022   Sanmina-SCI Corp.*                                                                    164,207
    21,044   Solectron Corp.*                                                                      124,370
                                                                                           ---------------
                                                                                                   553,574
                                                                                           ---------------
             ELECTRONIC EQUIPMENT/
             INSTRUMENTS (0.5%)
    11,970   Agilent Technologies, Inc.*                                                           350,003
    36,121   JDS Uniphase Corp.*                                                                   131,842
     4,693   Rockwell Automation, Inc.                                                             167,071
     3,822   Scientific-Atlanta, Inc.                                                              104,341
     5,804   Symbol Technologies, Inc.                                                              98,030
     2,128   Tektronix, Inc.                                                                        67,245
     4,099   Thermo Electron Corp.*                                                                103,295
     3,057   Waters Corp.*                                                                         101,370
    19,933   Xerox Corp.*                                                                          275,075
                                                                                           ---------------
                                                                                                 1,398,272
                                                                                           ---------------
             ELECTRONIC PRODUCTION
             EQUIPMENT (0.6%)
    41,865   Applied Materials, Inc.*                                                              939,869
     4,901   KLA-Tencor Corp.*                                                                     287,542
     3,835   Novellus Systems, Inc.*                                                               161,262
     4,817   Teradyne, Inc.*                                                                       122,593
                                                                                           ---------------
                                                                                                 1,511,266
                                                                                           ---------------
             ELECTRONICS/APPLIANCE
             STORES (0.2%)
     8,147   Best Buy Co., Inc.*                                                                   425,599
     5,273   Circuit City Stores - Circuit
              City Group                                                                            53,415
     4,131   RadioShack Corp.                                                                      126,739
                                                                                           ---------------
                                                                                                   605,753
                                                                                           ---------------
             ELECTRONICS/APPLIANCES (0.1%)
     7,214   Eastman Kodak Co.                                                                     185,183
     1,977   Maytag Corp.                                                                           55,059
     1,753   Whirlpool Corp.                                                                       127,355
                                                                                           ---------------
                                                                                                   367,597
                                                                                           ---------------
             ENGINEERING &
             CONSTRUCTION (0.0%)
     2,065   Fluor Corp.                                                                   $        81,857
                                                                                           ---------------
             ENVIRONMENTAL SERVICES (0.2%)
     5,279   Allied Waste Industries, Inc.*                                                         73,273
    14,662   Waste Management, Inc.                                                                433,995
                                                                                           ---------------
                                                                                                   507,268
                                                                                           ---------------
             FINANCE/RENTAL/
             LEASING (1.9%)
     5,813   Capital One Financial Corp.                                                           356,279
     5,745   Countrywide Financial Corp.                                                           435,758
    24,459   Fannie Mae                                                                          1,835,893
    17,513   Freddie Mac                                                                         1,021,358
    32,162   MBNA Corp.                                                                            799,226
     7,306   Providian Financial Corp.*                                                             85,042
     1,614   Ryder System, Inc.                                                                     55,118
    11,348   SLM Corp.                                                                             427,593
                                                                                           ---------------
                                                                                                 5,016,267
                                                                                           ---------------
             FINANCIAL
             CONGLOMERATES (4.2%)
    32,379   American Express Co.                                                                1,561,639
   129,857   Citigroup, Inc.                                                                     6,303,259
    51,359   JP Morgan Chase & Co.                                                               1,886,416
     7,283   John Hancock Financial
              Services, Inc.                                                                       273,113
     8,130   Principal Financial Group, Inc.                                                       268,859
    13,606   Prudential Financial, Inc.                                                            568,323
     8,413   State Street Corp.                                                                    438,149
                                                                                           ---------------
                                                                                                11,299,758
                                                                                           ---------------
             FINANCIAL PUBLISHING/
             SERVICES (0.2%)
     3,501   Equifax, Inc.                                                                          85,775
     4,823   McGraw-Hill Companies,
              Inc. (The)                                                                           337,224
     3,746   Moody's Corporation                                                                   226,820
                                                                                           ---------------
                                                                                                   649,819
                                                                                           ---------------
             FOOD DISTRIBUTORS (0.2%)
    16,290   SYSCO Corp.                                                                           606,477
                                                                                           ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
  SHARES                                                                                        VALUE
----------------------------------------------------------------------------------------------------------
             FOOD RETAIL (0.3%)
     9,236   Albertson's, Inc.                                                             $       209,195
    18,756   Kroger Co.*                                                                           347,174
    11,134   Safeway Inc.*                                                                         243,946
     3,375   Supervalu, Inc.                                                                        96,491
     3,565   Winn-Dixie Stores, Inc.                                                                35,472
                                                                                           ---------------
                                                                                                   932,278
                                                                                           ---------------
             FOOD: MAJOR
             DIVERSIFIED (1.4%)
    10,329   Campbell Soup Co.                                                                     276,817
     9,399   General Mills, Inc.                                                                   425,775
     8,857   Heinz (H.J.) Co.                                                                      322,661
    10,274   Kellogg Co.                                                                           391,234
    43,215   PepsiCo, Inc.                                                                       2,014,683
    19,894   Sara Lee Corp.                                                                        431,899
                                                                                           ---------------
                                                                                                 3,863,069
                                                                                           ---------------
             FOOD: MEAT/FISH/DAIRY (0.1%)
    13,516   ConAgra Foods Inc.                                                                    356,687
                                                                                           ---------------
             FOOD: SPECIALTY/CANDY (0.3%)
     3,275   Hershey Foods Corp.                                                                   252,142
     3,494   McCormick & Co., Inc.
              (Non-Voting)                                                                         105,169
     5,658   Wrigley (Wm.) Jr. Co. (Class A)                                                       318,036
                                                                                           ---------------
                                                                                                   675,347
                                                                                           ---------------
             FOREST PRODUCTS (0.1%)
     2,665   Louisiana-Pacific Corp.*                                                               47,650
     5,533   Weyerhaeuser Co.                                                                      354,112
                                                                                           ---------------
                                                                                                   401,762
                                                                                           ---------------
             GAS DISTRIBUTORS (0.3%)
     9,490   Dynegy, Inc. (Class A)*                                                                40,617
     4,004   KeySpan Corp.                                                                         147,347
     3,102   Kinder Morgan, Inc.                                                                   183,328
     1,108   Nicor Inc.                                                                             37,716
     6,607   NiSource, Inc.                                                                        144,958
       926   Peoples Energy Corp.                                                                   38,929
     5,695   Sempra Energy                                                                         171,192
                                                                                           ---------------
                                                                                                   764,087
                                                                                           ---------------
             HOME BUILDING (0.1%)
     1,565   Centex Corp.                                                                          168,472
     1,167   KB HOME                                                                       $        84,631
     1,562   Pulte Homes, Inc.                                                                     146,234
                                                                                           ---------------
                                                                                                   399,337
                                                                                           ---------------
             HOME FURNISHINGS (0.1%)
     4,832   Leggett & Platt, Inc.                                                                 104,516
     6,907   Newell Rubbermaid, Inc.                                                               157,272
     1,471   Tupperware Corp.                                                                       25,507
                                                                                           ---------------
                                                                                                   287,295
                                                                                           ---------------
             HOME IMPROVEMENT
             CHAINS (1.2%)
    57,273   Home Depot, Inc. (The)                                                              2,032,619
    19,795   Lowe's Companies, Inc.                                                              1,096,445
     3,670   Sherwin-Williams Co.                                                                  127,496
                                                                                           ---------------
                                                                                                 3,256,560
                                                                                           ---------------
             HOSPITAL/NURSING
             MANAGEMENT (0.4%)
    12,473   HCA, Inc.                                                                             535,840
     6,037   Health Management
              Associates, Inc. (Class A)                                                           144,888
     2,244   Manor Care, Inc.                                                                       77,575
    11,700   Tenet Healthcare Corp.*                                                               187,785
                                                                                           ---------------
                                                                                                   946,088
                                                                                           ---------------
             HOTELS/RESORTS/
             CRUISELINES (0.5%)
    15,856   Carnival Corp.                                                                        629,959
     9,550   Hilton Hotels Corp.                                                                   163,592
     5,821   Marriott International,
              Inc. (Class A)                                                                       268,930
     5,091   Starwood Hotels & Resorts
              Worldwide, Inc.                                                                      183,123
                                                                                           ---------------
                                                                                                 1,245,604
                                                                                           ---------------
             HOUSEHOLD/PERSONAL
             CARE (2.4%)
     1,479   Alberto-Culver Co. (Class B)                                                           93,295
     5,954   Avon Products, Inc.                                                                   401,835
     5,307   Clorox Co. (The)                                                                      257,708
    13,524   Colgate-Palmolive Co.                                                                 676,876
    25,468   Gillette Co. (The)                                                                    935,440
     2,358   International Flavors &
              Fragrances, Inc.                                                                      82,341

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
  SHARES                                                                                        VALUE
----------------------------------------------------------------------------------------------------------
    12,698   Kimberly-Clark Corp.                                                          $       750,325
    32,642   Procter & Gamble Co. (The)                                                          3,260,283
                                                                                           ---------------
                                                                                                 6,458,103
                                                                                           ---------------
             INDUSTRIAL
             CONGLOMERATES (5.0%)
    19,757   3M Co.                                                                              1,679,938
   252,754   General Electric Co.**                                                              7,830,319
    21,700   Honeywell International, Inc.                                                         725,431
     4,367   Ingersoll Rand Co. (Class A)
              (Bermuda)                                                                            296,432
     2,323   ITT Industries, Inc.                                                                  172,390
     3,424   Textron, Inc.                                                                         195,373
    50,322   Tyco International Ltd.
              (Bermuda)                                                                          1,333,533
    11,845   United Technologies Corp.                                                           1,122,551
                                                                                           ---------------
                                                                                                13,355,967
                                                                                           ---------------
             INDUSTRIAL MACHINERY (0.3%)
     7,756   Illinois Tool Works Inc.                                                              650,806
     2,985   Parker-Hannifin Corp.                                                                 177,608
                                                                                           ---------------
                                                                                                   828,414
                                                                                           ---------------
             INDUSTRIAL SPECIALTIES (0.2%)
     6,486   Ecolab Inc.                                                                           177,522
     4,277   PPG Industries, Inc.                                                                  273,814
                                                                                           ---------------
                                                                                                   451,336
                                                                                           ---------------
             INFORMATION TECHNOLOGY
             SERVICES (1.8%)
     4,131   Citrix Systems, Inc.*                                                                  87,619
    12,092   Electronic Data Systems Corp.                                                         296,738
    43,307   International Business
              Machines Corp.                                                                     4,013,693
     9,438   PeopleSoft, Inc.*                                                                     215,186
     8,317   Unisys Corp.*                                                                         123,507
                                                                                           ---------------
                                                                                                 4,736,743
                                                                                           ---------------
             INSURANCE BROKERS/
             SERVICES (0.3%)
     7,894   AON Corp.                                                                             188,982
    13,347   Marsh & McLennan
              Companies, Inc.                                                                      639,188
                                                                                           ---------------
                                                                                                   828,170
                                                                                           ---------------
             INTEGRATED OIL (3.9%)
     2,262   Amerada Hess Corp.                                                            $       120,271
    26,908   ChevronTexaco Corp.                                                                 2,324,582
    17,137   ConocoPhillips                                                                      1,123,673
   166,385   Exxon Mobil Corp.                                                                   6,821,785
                                                                                           ---------------
                                                                                                10,390,311
                                                                                           ---------------
             INTERNET SOFTWARE/
             SERVICES (0.3%)
    12,483   Siebel Systems, Inc.*                                                                 173,139
    16,547   Yahoo! Inc.*                                                                          747,428
                                                                                           ---------------
                                                                                                   920,567
                                                                                           ---------------
             INVESTMENT BANKS/
             BROKERS (2.0%)
     2,467   Bear Stearns Companies,
              Inc. (The)                                                                           197,237
    11,918   Goldman Sachs Group,
              Inc. (The)                                                                         1,176,664
     6,835   Lehman Brothers Holdings
              Inc.                                                                                 527,799
    23,796   Merrill Lynch & Co., Inc.                                                           1,395,635
    27,263   Morgan Stanley (Note 4)                                                             1,577,710
    34,149   Schwab (Charles) Corp.                                                                404,324
                                                                                           ---------------
                                                                                                 5,279,369
                                                                                           ---------------
             INVESTMENT MANAGERS (0.4%)
     2,735   Federated Investors, Inc.
              (Class B)                                                                             80,300
     6,318   Franklin Resources, Inc.                                                              328,915
     6,058   Janus Capital Group, Inc.                                                              99,412
    10,830   Mellon Financial Corp.                                                                347,751
     3,135   Price (T.) Rowe Group, Inc.                                                           148,630
                                                                                           ---------------
                                                                                                 1,005,008
                                                                                           ---------------
             LIFE/HEALTH INSURANCE (0.6%)
    12,909   AFLAC, Inc.                                                                           467,048
     3,551   Jefferson-Pilot Corp.                                                                 179,858
     4,480   Lincoln National Corp.                                                                180,858
    19,135   MetLife, Inc. (Note 4)                                                                644,275
     2,849   Torchmark Corp.                                                                       129,743
     7,453   UnumProvident Corp.                                                                   117,534
                                                                                           ---------------
                                                                                                 1,719,316
                                                                                           ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
  SHARES                                                                                        VALUE
----------------------------------------------------------------------------------------------------------
             MAJOR BANKS (4.9%)
    37,401   Bank of America Corp.                                                         $     3,008,162
    19,473   Bank of New York Co.,
              Inc. (The)                                                                           644,946
    28,141   Bank One Corp.                                                                      1,282,948
    13,759   BB&T Corp.                                                                            531,648
     4,414   Comerica, Inc.                                                                        247,449
    26,546   FleetBoston Financial Corp.                                                         1,158,733
     5,762   Huntington Bancshares, Inc.                                                           129,645
    10,551   KeyCorp                                                                               309,355
    15,303   National City Corp.                                                                   519,384
     6,979   PNC Financial Services Group                                                          381,961
     8,353   SouthTrust Corp.                                                                      273,394
     7,087   SunTrust Banks, Inc.                                                                  506,721
    33,322   Wachovia Corp.                                                                      1,552,472
    42,593   Wells Fargo & Co.                                                                   2,508,302
                                                                                           ---------------
                                                                                                13,055,120
                                                                                           ---------------
             MAJOR
             TELECOMMUNICATIONS (1.6%)
     7,856   ALLTEL Corp.                                                                          365,932
    46,522   BellSouth Corp.                                                                     1,316,573
    83,338   SBC Communications, Inc.                                                            2,172,622
    22,755   Sprint Corp. (FON Group)                                                              373,637
                                                                                           ---------------
                                                                                                 4,228,764
                                                                                           ---------------
             MANAGED HEALTH CARE (0.8%)
     3,841   Aetna, Inc.                                                                           259,575
     3,481   Anthem, Inc.*                                                                         261,075
     3,536   CIGNA Corp.                                                                           203,320
     4,055   Humana, Inc.*                                                                          92,657
    14,767   UnitedHealth Group Inc.                                                               859,144
     3,825   WellPoint Health Networks, Inc.*                                                      370,987
                                                                                           ---------------
                                                                                                 2,046,758
                                                                                           ---------------
             MEDIA CONGLOMERATES (1.9%)
    51,487   Disney (Walt) Co. (The)                                                             1,201,192
   113,824   Time Warner Inc.*                                                                   2,047,694
    44,033   Viacom Inc. (Class B)
              (Non-Voting)                                                                       1,954,185
                                                                                           ---------------
                                                                                                 5,203,071
                                                                                           ---------------
             MEDICAL DISTRIBUTORS (0.4%)
     2,817   AmerisourceBergen Corp.                                                       $       158,175
    10,898   Cardinal Health, Inc.                                                                 666,522
     7,336   McKesson Corp.                                                                        235,926
                                                                                           ---------------
                                                                                                 1,060,623
                                                                                           ---------------
             MEDICAL SPECIALTIES (2.0%)
     5,237   Applera Corp. - Applied
              Biosystems Group                                                                     108,458
     1,305   Bard (C.R.), Inc.                                                                     106,031
     1,320   Bausch & Lomb, Inc.                                                                    68,508
    15,363   Baxter International, Inc.                                                            468,879
     6,392   Becton, Dickinson & Co.                                                               262,967
     6,436   Biomet, Inc.                                                                          234,335
    20,620   Boston Scientific Corp.*                                                              757,991
     7,602   Guidant Corp.                                                                         457,640
    30,511   Medtronic, Inc.                                                                     1,483,140
     1,229   Millipore Corp.*                                                                       52,908
     3,146   Pall Corp.                                                                             84,407
     3,193   PerkinElmer, Inc.                                                                      54,505
     4,343   St. Jude Medical, Inc.*                                                               266,443
     5,022   Stryker Corp.                                                                         426,920
     6,087   Zimmer Holdings, Inc.*                                                                428,525
                                                                                           ---------------
                                                                                                 5,261,657
                                                                                           ---------------
             MISCELLANEOUS COMMERCIAL
             SERVICES (0.0%)
     3,611   Sabre Holdings Corp.                                                                   77,961
                                                                                           ---------------
             MISCELLANEOUS
             MANUFACTURING (0.2%)
     1,496   Crane Co.                                                                              45,987
     3,865   Danaher Corp.                                                                         354,614
     5,098   Dover Corp.                                                                           202,646
                                                                                           ---------------
                                                                                                   603,247
                                                                                           ---------------
             MOTOR VEHICLES (0.7%)
    46,092   Ford Motor Co.                                                                        737,472
    14,116   General Motors Corp.                                                                  753,794
     7,627   Harley-Davidson, Inc.                                                                 362,511
                                                                                           ---------------
                                                                                                 1,853,777
                                                                                           ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
  SHARES                                                                                        VALUE
----------------------------------------------------------------------------------------------------------
             MULTI-LINE INSURANCE (1.9%)
    65,649   American International
              Group, Inc.                                                                  $     4,351,216
     7,121   Hartford Financial Services
              Group, Inc. (The)                                                                    420,353
     4,668   Loews Corp.                                                                           230,833
     3,488   Safeco Corp.                                                                          135,788
                                                                                           ---------------
                                                                                                 5,138,190
                                                                                           ---------------
             OFFICE EQUIPMENT/
             SUPPLIES (0.1%)
     2,781   Avery Dennison Corp.                                                                  155,792
     5,880   Pitney Bowes, Inc.                                                                    238,846
                                                                                           ---------------
                                                                                                   394,638
                                                                                           ---------------
             OIL & GAS PIPELINES (0.1%)
    15,310   El Paso Corp.                                                                         125,389
    13,044   Williams Companies,
              Inc. (The)                                                                           128,092
                                                                                           ---------------
                                                                                                   253,481
                                                                                           ---------------
             OIL & GAS PRODUCTION (0.8%)
     6,316   Anadarko Petroleum Corp.                                                              322,179
     4,079   Apache Corp.                                                                          330,807
     5,000   Burlington Resources, Inc.                                                            276,900
     5,854   Devon Energy Corp.                                                                    335,200
     2,897   EOG Resources, Inc.                                                                   133,754
     2,539   Kerr-McGee Corp.                                                                      118,038
     9,695   Occidental Petroleum Corp.                                                            409,517
     6,518   Unocal Corp.                                                                          240,058
                                                                                           ---------------
                                                                                                 2,166,453
                                                                                           ---------------
             OIL REFINING/MARKETING (0.2%)
     1,727   Ashland, Inc.                                                                          76,092
     7,810   Marathon Oil Corp.                                                                    258,433
     1,944   Sunoco Inc.                                                                            99,436
                                                                                           ---------------
                                                                                                   433,961
                                                                                           ---------------
             OILFIELD SERVICES/
             EQUIPMENT (0.6%)
     8,429   Baker Hughes Inc.                                                                     271,077
     3,984   BJ Services Co.*                                                                      143,026
    11,027   Halliburton Co.                                                               $       286,702
    14,737   Schlumberger Ltd.                                                                     806,409
                                                                                           ---------------
                                                                                                 1,507,214
                                                                                           ---------------
             OTHER CONSUMER SERVICES (0.8%)
     4,439   Apollo Group, Inc. (Class A)*                                                         301,852
     4,488   Block (H.&R.), Inc.                                                                   248,501
    25,505   Cendant Corp.*                                                                        567,996
    16,261   eBay Inc.*                                                                          1,050,298
                                                                                           ---------------
                                                                                                 2,168,647
                                                                                           ---------------
             OTHER CONSUMER
             SPECIALTIES (0.1%)
     3,672   Fortune Brands, Inc.                                                                  262,511
                                                                                           ---------------
             OTHER METALS/
             MINERALS (0.1%)
     2,249   Phelps Dodge Corp.*                                                                   171,126
                                                                                           ---------------
             PACKAGED SOFTWARE (4.2%)
     5,891   Adobe Systems, Inc.                                                                   231,516
     2,809   Autodesk, Inc.                                                                         69,045
     5,695   BMC Software, Inc.*                                                                   106,212
    14,577   Computer Associates
              International, Inc.                                                                  398,535
     9,668   Compuware Corp.*                                                                       58,395
     4,997   Intuit Inc.*                                                                          264,391
     2,266   Mercury Interactive Corp.*                                                            110,218
   272,177   Microsoft Corp.                                                                     7,495,755
     9,400   Novell, Inc.*                                                                          98,888
   131,568   Oracle Corp.*                                                                       1,736,698
     6,702   Parametric Technology Corp.*                                                           26,406
     7,755   Symantec Corp.*                                                                       268,711
    10,763   VERITAS Software Corp.*                                                               399,953
                                                                                           ---------------
                                                                                                11,264,723
                                                                                           ---------------
             PERSONNEL SERVICES (0.1%)
     2,839   Monster Worldwide Inc.*                                                                62,344
     4,310   Robert Half International, Inc.*                                                      100,595
                                                                                           ---------------
                                                                                                   162,939
                                                                                           ---------------
             PHARMACEUTICALS: GENERIC
             DRUGS (0.0%)
     2,717   Watson Pharmaceuticals, Inc.*                                                         124,982
                                                                                           ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
  SHARES                                                                                        VALUE
----------------------------------------------------------------------------------------------------------
             PHARMACEUTICALS: MAJOR (7.6%)
    39,354   Abbott Laboratories                                                           $     1,833,896
    48,817   Bristol-Myers Squibb Co.                                                            1,396,166
    74,716   Johnson & Johnson                                                                   3,859,829
    28,266   Lilly (Eli) & Co.                                                                   1,987,948
    56,009   Merck & Co., Inc.                                                                   2,587,616
   192,105   Pfizer, Inc.                                                                        6,787,070
    36,989   Schering-Plough Corp.                                                                 643,239
    33,525   Wyeth                                                                               1,423,136
                                                                                           ---------------
                                                                                                20,518,900
                                                                                           ---------------
             PHARMACEUTICALS: OTHER (0.3%)
     3,283   Allergan, Inc.                                                                        252,167
     9,204   Forest Laboratories, Inc.*                                                            568,807
     6,070   King Pharmaceuticals, Inc.*                                                            92,628
                                                                                           ---------------
                                                                                                   913,602
                                                                                           ---------------
             PRECIOUS METALS (0.3%)
     4,302   Freeport-McMoRan Copper &
              Gold, Inc. (Class B)                                                                 181,243
    10,876   Newmont Mining Corp.                                                                  528,682
                                                                                           ---------------
                                                                                                   709,925
                                                                                           ---------------
             PROPERTY - CASUALTY
             INSURERS (1.1%)
     7,025   ACE Ltd. (Bermuda)                                                                    290,976
    17,711   Allstate Corp. (The) (Note 4)                                                         761,927
     4,727   Chubb Corp. (The)                                                                     321,909
     4,038   Cincinnati Financial Corp.                                                            169,111
     5,437   Progressive Corp. (The)                                                               454,479
     5,743   St. Paul Companies, Inc. (The)                                                        227,710
    25,294   Travelers Property Casualty
              Corp. (Class B)                                                                      429,239
     3,455   XL Capital Ltd. (Class A)
              (Bermuda)                                                                            267,935
                                                                                           ---------------
                                                                                                 2,923,286
                                                                                           ---------------
             PUBLISHING: BOOKS/
             MAGAZINES (0.0%)
     1,263   Meredith Corp.                                                                         61,647
                                                                                           ---------------
             PUBLISHING: NEWSPAPERS (0.5%)
     2,053   Dow Jones & Co., Inc.                                                                 102,342
     6,823   Gannett Co., Inc.                                                                     608,339
     2,011   Knight-Ridder, Inc.                                                           $       155,591
     3,749   New York Times Co.
              (The) (Class A)                                                                      179,165
     7,860   Tribune Co.                                                                           405,576
                                                                                           ---------------
                                                                                                 1,451,013
                                                                                           ---------------
             PULP & PAPER (0.3%)
     2,177   Boise Cascade Corp.                                                                    71,536
     6,397   Georgia-Pacific Group                                                                 196,196
    12,095   International Paper Co.                                                               521,415
     5,049   MeadWestvaco Corp.                                                                    150,208
                                                                                           ---------------
                                                                                                   939,355
                                                                                           ---------------
             RAILROADS (0.4%)
     9,345   Burlington Northern
              Santa Fe Corp.                                                                       302,311
     5,387   CSX Corp.                                                                             193,609
     9,828   Norfolk Southern Corp.                                                                232,432
     6,424   Union Pacific Corp.                                                                   446,340
                                                                                           ---------------
                                                                                                 1,174,692
                                                                                           ---------------
             REAL ESTATE INVESTMENT
             TRUSTS (0.4%)
     2,372   Apartment Investment &
              Management Co. (Class A)                                                              81,834
    10,063   Equity Office Properties Trust                                                        288,305
     6,934   Equity Residential                                                                    204,622
     4,606   Plum Creek Timber Co., Inc.                                                           140,253
     4,529   ProLogis Trust                                                                        145,336
     4,816   Simon Property Group, Inc.                                                            223,173
                                                                                           ---------------
                                                                                                 1,083,523
                                                                                           ---------------
             RECREATIONAL PRODUCTS (0.3%)
     2,304   Brunswick Corp.                                                                        73,336
     7,498   Electronic Arts Inc.*                                                                 358,254
     4,392   Hasbro, Inc.                                                                           93,462
    10,821   Mattel, Inc.                                                                          208,521
                                                                                           ---------------
                                                                                                   733,573
                                                                                           ---------------
             REGIONAL BANKS (1.6%)
     8,837   AmSouth Bancorporation                                                                216,507
     5,604   Charter One Financial, Inc.                                                           193,618
    14,324   Fifth Third Bancorp                                                                   846,548
     3,159   First Tennessee National Corp.                                                        139,312

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
  SHARES                                                                                        VALUE
----------------------------------------------------------------------------------------------------------
     5,700   Marshall & Ilsley Corp.                                                       $       218,025
     3,818   North Fork Bancorporation,
              Inc.                                                                                 154,514
     5,547   Northern Trust Corp.                                                                  257,492
     5,592   Regions Financial Corp.                                                               208,022
     7,596   Synovus Financial Corp.                                                               219,676
    48,551   U.S. Bancorp                                                                        1,445,849
     4,747   Union Planters Corp.                                                                  149,483
     2,262   Zions Bancorporation                                                                  138,728
                                                                                           ---------------
                                                                                                 4,187,774
                                                                                           ---------------
             RESTAURANTS (0.6%)
     4,150   Darden Restaurants, Inc.                                                               87,316
    31,948   McDonald's Corp.                                                                      793,269
     9,845   Starbucks Corp.*                                                                      325,476
     2,868   Wendy's International, Inc.                                                           112,540
     7,405   Yum! Brands, Inc.*                                                                    254,732
                                                                                           ---------------
                                                                                                 1,573,333
                                                                                           ---------------
             SAVINGS BANKS (0.5%)
     3,824   Golden West Financial Corp.                                                           394,599
    22,639   Washington Mutual, Inc.                                                               908,277
                                                                                           ---------------
                                                                                                 1,302,876
                                                                                           ---------------
             SEMICONDUCTORS (3.5%)
     8,775   Advanced Micro Devices,
              Inc.*                                                                                130,748
     9,534   Altera Corp.*                                                                         216,422
     9,246   Analog Devices, Inc.                                                                  422,080
     7,728   Applied Micro Circuits Corp.*                                                          46,213
     7,623   Broadcom Corp. (Class A)*                                                             259,868
   164,427   Intel Corp.                                                                         5,294,549
     7,864   Linear Technology Corp.                                                               330,838
     9,542   LSI Logic Corp.*                                                                       84,638
     8,272   Maxim Integrated
              Products, Inc.                                                                       411,946
    15,371   Micron Technology, Inc.*                                                              207,047
     4,667   National Semiconductor
              Corp.*                                                                               183,926
     4,082   NVIDIA Corp.*                                                                          94,907
     4,349   PMC - Sierra, Inc.*                                                                    87,632
    43,564   Texas Instruments Inc.                                                              1,279,910
     8,618   Xilinx, Inc.*                                                                         333,861
                                                                                           ---------------
                                                                                                 9,384,585
                                                                                           ---------------
             SERVICES TO THE HEALTH
             INDUSTRY (0.3%)
     1,977   Express Scripts, Inc.
              (Class A)*                                                                   $       131,332
     6,028   IMS Health Inc.                                                                       149,856
     6,804   Medco Health Solutions Inc.*                                                          231,268
     2,617   Quest Diagnostics Inc.*                                                               191,329
                                                                                           ---------------
                                                                                                   703,785
                                                                                           ---------------
             SPECIALTY INSURANCE (0.2%)
     2,690   Ambac Financial Group, Inc.                                                           186,659
     3,628   MBIA Inc.                                                                             214,886
     2,478   MGIC Investment Corp.                                                                 141,097
                                                                                           ---------------
                                                                                                   542,642
                                                                                           ---------------
             SPECIALTY STORES (0.5%)
     6,924   AutoNation, Inc.*                                                                     127,194
     2,234   AutoZone, Inc.*                                                                       190,359
     7,454   Bed Bath & Beyond Inc.*                                                               323,131
     7,883   Office Depot, Inc.*                                                                   131,725
    12,464   Staples, Inc.*                                                                        340,267
     3,691   Tiffany & Co.                                                                         166,833
     5,374   Toys 'R' Us, Inc.*                                                                     67,927
                                                                                           ---------------
                                                                                                 1,347,436
                                                                                           ---------------
             SPECIALTY
             TELECOMMUNICATIONS (0.1%)
     3,630   CenturyTel, Inc.                                                                      118,411
     7,160   Citizens Communications Co.*                                                           88,927
    44,513   Qwest Communications
              International, Inc.*                                                                 192,296
                                                                                           ---------------
                                                                                                   399,634
                                                                                           ---------------
             STEEL (0.1%)
     2,030   Allegheny Technologies Inc.                                                            26,837
     1,971   Nucor Corp.                                                                           110,376
     2,600   United States Steel Corp.                                                              91,052
     2,167   Worthington Industries, Inc.                                                           39,071
                                                                                           ---------------
                                                                                                   267,336
                                                                                           ---------------
             TELECOMMUNICATION
             EQUIPMENT (1.1%)
    20,260   ADC Telecommunications, Inc.*                                                          60,172
     3,865   Andrew Corp.*                                                                          44,486

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
  SHARES                                                                                       VALUE
----------------------------------------------------------------------------------------------------------
    11,927   CIENA Corp.*                                                                  $        79,195
     4,854   Comverse Technology, Inc.*                                                             85,382
    33,473   Corning Inc.*                                                                         349,123
   105,562   Lucent Technologies Inc.*                                                             299,796
    58,596   Motorola, Inc.                                                                        824,446
    20,140   QUALCOMM Inc.                                                                       1,086,150
    10,503   Tellabs, Inc.*                                                                         88,540
                                                                                           ---------------
                                                                                                 2,917,290
                                                                                           ---------------
             TELECOMMUNICATIONS (1.1%)
    19,883   AT&T Corp.                                                                            403,625
    69,515   Verizon Communications Inc.                                                         2,438,586
                                                                                           ---------------
                                                                                                 2,842,211
                                                                                           ---------------
             TOBACCO (1.1%)
    51,130   Altria Group, Inc.                                                                  2,782,495
     2,130   R. J. Reynolds Tobacco
              Holdings, Inc.                                                                       123,860
     4,175   UST, Inc.                                                                             149,006
                                                                                           ---------------
                                                                                                 3,055,361
                                                                                           ---------------
             TOOLS/HARDWARE (0.1%)
     1,957   Black & Decker Corp.                                                                   96,519
     1,467   Snap-On, Inc.                                                                          47,296
     2,040   Stanley Works (The)                                                                    77,255
                                                                                           ---------------
                                                                                                   221,070
                                                                                           ---------------
             TRUCKS/CONSTRUCTION/
             FARM MACHINERY (0.6%)
     8,741   Caterpillar Inc.                                                                      725,678
     1,065   Cummins Inc.                                                                           52,121
     6,041   Deere & Co.                                                                           392,967
     1,729   Navistar International Corp.*                                                          82,802
     2,937   PACCAR, Inc.                                                                          249,997
                                                                                           ---------------
                                                                                                 1,503,565
                                                                                           ---------------
             WHOLESALE DISTRIBUTORS (0.1%)
     4,379   Genuine Parts Co.                                                                     145,383
     2,297   Grainger (W.W.), Inc.                                                                 108,855
                                                                                           ---------------
                                                                                                   254,238
                                                                                           ---------------
             WIRELESS
             TELECOMMUNICATIONS (0.5%)
    68,330   AT&T Wireless Services Inc.*                                                  $       545,957
    27,678   Nextel Communications, Inc.
              (Class A)*                                                                           776,645
    26,055   Sprint Corp. (PCS Group)*                                                             146,429
                                                                                           ---------------
                                                                                                 1,469,031
                                                                                           ---------------
             TOTAL COMMON STOCKS
              (COST $268,925,420)                                                              258,950,081
                                                                                           ---------------

PRINCIPAL
AMOUNT IN
THOUSANDS
---------
             SHORT-TERM INVESTMENTS (a) (3.4%)
             U.S. GOVERNMENT AGENCY
$    9,200   Federal Home Loan Banks
              0.75% due 01/02/04
              (COST $9,199,808)                                                                  9,199,808
                                                                                           ---------------
TOTAL INVESTMENTS
 (COST $278,125,228) (b)(c)                                                     99.7%          268,149,889
OTHER ASSETS IN EXCESS OF
 LIABILITIES                                                                     0.3               761,130
                                                                               -----       ---------------
NET ASSETS                                                                     100.0%      $   268,911,019
                                                                               =====       ===============

----------
   *   NON-INCOME PRODUCING SECURITY.
   ** A PORTION OF THIS SECURITY IS PHYSICALLY SEGREGATED IN CONNECTION WITH OPEN FUTURES CONTRACTS.
   (a) PURCHASED ON A DISCOUNT BASIS. THE INTEREST RATE SHOWN HAS BEEN ADJUSTED TO REFLECT A MONEY MARKET EQUIVALENT YIELD.
   (b) SECURITIES HAVE BEEN DESIGNATED AS COLLATERAL IN AN AMOUNT EQUAL TO $5,998,305 IN CONNECTION WITH OPEN FUTURES CONTRACTS.
   (c) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS $278,529,748. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $31,115,239 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $41,495,098, RESULTING IN NET UNREALIZED DEPRECIATION OF $10,379,859.

                        SEE NOTES TO FINANCIAL STATEMENTS

FUTURES CONTRACTS OPEN AT DECEMBER 31, 2003:

NUMBER OF                             DESCRIPTION, DELIVERY          UNDERLYING FACE      UNREALIZED
CONTRACTS        LONG/SHORT              MONTH, AND YEAR             AMOUNT AT VALUE     APPRECIATION
-----------------------------------------------------------------------------------------------------
   63               Long         S&P 500 Index E-Mini March 2004      $  3,498,390        $  85,458
   20               Long         S&P 500 Index March 2004                5,553,000          210,090
                                                                                          ---------
      Total unrealized appreciation                                                       $ 295,548
                                                                                          =========

                        SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Variable Investment Series - Global Advantage

PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2003

NUMBER OF
  SHARES                                                                                        VALUE
----------------------------------------------------------------------------------------------------------
             COMMON AND PREFERRED STOCKS (99.1%)
             AUSTRALIA (0.7%)
             AIRLINES
    96,249   Qantas Airways Ltd.                                                           $       238,001
                                                                                           ---------------
             FINLAND (2.0%)
             PULP & PAPER
    22,084   Stora Enso Oyj
              (Registered Shares)                                                                  296,802
                                                                                           ---------------
             TELECOMMUNICATION EQUIPMENT
    23,240   Nokia Oyj                                                                             400,952
                                                                                           ---------------
             TOTAL FINLAND                                                                         697,754
                                                                                           ---------------
             FRANCE (3.5%)
             ELECTRICAL PRODUCTS
     4,363   Schneider Electric S.A.                                                               284,952
                                                                                           ---------------
             INTEGRATED OIL
     2,773   Total S.A (France)                                                                    514,359
                                                                                           ---------------
             MAJOR BANKS
     4,183   BNP Paribas S.A.                                                                      262,773
                                                                                           ---------------
             SEMICONDUCTORS
     6,103   STMicroelectronics NV                                                                 165,120
                                                                                           ---------------
             TOTAL FRANCE                                                                        1,227,204
                                                                                           ---------------
             GERMANY (6.7%)
             AIRLINES
     7,180   Deutsche Lufthansa AG*                                                                119,718
                                                                                           ---------------
             CHEMICALS: MAJOR DIVERSIFIED
     5,628   BASF AG                                                                               315,728
                                                                                           ---------------
             ELECTRIC UTILITIES
     5,016   E. ON AG                                                                              326,590
                                                                                           ---------------
             INDUSTRIAL CONGLOMERATES
     3,865   Siemens AG                                                                            308,846
                                                                                           ---------------
             MAJOR BANKS
     3,267   Deutsche Bank AG
              (Registered Shares)                                                                  270,105
                                                                                           ---------------
             MAJOR TELECOMMUNICATIONS
    15,095   Deutsche Telekom AG
              (Registered Shares)*                                                                 275,625
                                                                                           ---------------
             MOTOR VEHICLES
       481   Porsche AG (Pref.)                                                            $       284,801
     3,667   Volkswagen AG                                                                         203,733
                                                                                           ---------------
                                                                                                   488,534
                                                                                           ---------------
             PACKAGED SOFTWARE
     1,340   SAP AG                                                                                224,525
                                                                                           ---------------
             TOTAL GERMANY                                                                       2,329,671
                                                                                           ---------------
             HONG KONG (0.5%)
             REAL ESTATE DEVELOPMENT
    20,000   Sun Hung Kai Properties Ltd.                                                          165,501
                                                                                           ---------------
             ITALY (0.8%)
             MAJOR BANKS
    49,912   UniCredito Italiano SpA                                                               268,824
                                                                                           ---------------
             JAPAN (12.3%)
             AUTO PARTS: O.E.M.
     6,900   Denso Corporation                                                                     135,546
                                                                                           ---------------
             BROADCASTING
        34   Fuji Television Network, Inc.                                                         183,596
                                                                                           ---------------
             CHEMICALS: SPECIALTY
     8,000   Shin-Etsu Chemical Co., Ltd.                                                          326,227
                                                                                           ---------------
             COMMERCIAL PRINTING/FORMS
    15,000   Dai Nippon Printing Co., Ltd.                                                         210,176
                                                                                           ---------------
             ELECTRONIC COMPONENTS
     3,100   TDK Corp.                                                                             222,810
                                                                                           ---------------
             ELECTRONIC EQUIPMENT/
             INSTRUMENTS
    31,000   Matsushita Electric Industrial
              Co., Ltd.                                                                            427,725
                                                                                           ---------------
             ELECTRONIC PRODUCTION
             EQUIPMENT
     2,400   Tokyo Electron Ltd.                                                                   181,882
                                                                                           ---------------
             HOUSEHOLD/PERSONAL CARE
     8,000   Kao Corp.                                                                             162,368
                                                                                           ---------------
             INDUSTRIAL MACHINERY
     3,700   Fanuc Ltd.                                                                            221,153
     1,800   SMC Corporation                                                                       223,555
                                                                                           ---------------
                                                                                                   444,708
                                                                                           ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
  SHARES                                                                                        VALUE
----------------------------------------------------------------------------------------------------------
             INVESTMENT BANKS/BROKERS
    75,000   Daiwa Securities Group Inc.                                                   $       509,031
                                                                                           ---------------
             MAJOR BANKS
    54,000   Sumitomo Trust & Banking
              Co., Ltd. (The)                                                                      316,730
                                                                                           ---------------
             PHARMACEUTICALS: MAJOR
     4,200   Takeda Chemical Industries,
              Ltd.                                                                                 166,186
                                                                                           ---------------
             PROPERTY - CASUALTY INSURERS
        20   Millea Holdings, Inc.                                                                 260,683
                                                                                           ---------------
             REAL ESTATE DEVELOPMENT
    39,000   Mitsubishi Estate Co., Ltd.                                                           368,904
                                                                                           ---------------
             WIRELESS TELECOMMUNICATIONS
       161   NTT DoCoMo, Inc.                                                                      364,240
                                                                                           ---------------
             TOTAL JAPAN                                                                         4,280,812
                                                                                           ---------------
             NETHERLANDS (4.6%)
             FOOD: MAJOR DIVERSIFIED
     2,370   Unilever NV
              (Share Certificates)                                                                 154,638
                                                                                           ---------------
             INDUSTRIAL CONGLOMERATES
    20,734   Koninklijke (Royal) Philips
              Electronics NV                                                                       604,022
                                                                                           ---------------
             INTEGRATED OIL
    10,803   Royal Dutch Petroleum Co.                                                             568,250
                                                                                           ---------------
             PUBLISHING: BOOKS/MAGAZINES
    18,450   Wolters Kluwer NV                                                                     287,897
                                                                                           ---------------
             TOTAL NETHERLANDS                                                                   1,614,807
                                                                                           ---------------
             NORWAY (1.1%)
             MAJOR TELECOMMUNICATIONS
    61,916   Telenor ASA                                                                           403,637
                                                                                           ---------------
             SPAIN (0.4%)
             MISCELLANEOUS COMMERCIAL SERVICES
    20,454   Amadeus Global Travel
              Distribution S.A. (A Shares)                                                         132,557
                                                                                           ---------------
             SWITZERLAND (5.1%)
             CHEMICALS: AGRICULTURAL
     4,308   Syngenta AG                                                                   $       289,284
                                                                                           ---------------
             FINANCIAL CONGLOMERATES
     6,567   UBS AG (Registered Shares)                                                            448,388
                                                                                           ---------------
             FOOD: MAJOR DIVERSIFIED
     1,910   Nestle S.A.
              (Registered Shares)                                                                  475,768
                                                                                           ---------------
             OTHER CONSUMER SPECIALTIES
     7,662   Compagnie Financiere
              Richemont AG (Series A)                                                              183,443
                                                                                           ---------------
             PHARMACEUTICALS: MAJOR
     8,398   Novartis AG
              (Registered Shares)                                                                  380,127
                                                                                           ---------------
             TOTAL SWITZERLAND                                                                   1,777,010
                                                                                           ---------------
             UNITED KINGDOM (9.6%)
             ADVERTISING/MARKETING SERVICES
    18,034   WPP Group PLC                                                                         176,625
                                                                                           ---------------
             CABLE/SATELLITE TV
    22,988   British Sky Broadcasting
              Group PLC*                                                                           288,563
                                                                                           ---------------
             ELECTRIC UTILITIES
    47,508   National Grid Transco PLC                                                             339,533
                                                                                           ---------------
             FOOD RETAIL
       355   Tesco PLC                                                                               1,634
                                                                                           ---------------
             FOOD: SPECIALTY/CANDY
    30,987   Cadbury Schweppes PLC                                                                 226,993
                                                                                           ---------------
             HOTELS/RESORTS/CRUISELINES
    19,603   InterContinental Hotels
              Group PLC                                                                            185,166
                                                                                           ---------------
             INVESTMENT MANAGERS
    45,126   Amvescap PLC                                                                          326,941
                                                                                           ---------------
             LIFE/HEALTH INSURANCE
    26,592   Prudential PLC                                                                        224,237
                                                                                           ---------------
             MAJOR BANKS
    29,185   Barclays PLC                                                                          259,652
    18,968   HSBC Holdings PLC                                                                     297,372

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
  SHARES                                                                                        VALUE
----------------------------------------------------------------------------------------------------------
     5,566   Royal Bank of Scotland
              Group PLC                                                                    $       163,590
                                                                                           ---------------
                                                                                                   720,614
                                                                                           ---------------
             MAJOR TELECOMMUNICATIONS
    54,871   BT Group PLC                                                                          184,443
                                                                                           ---------------
             PHARMACEUTICALS: MAJOR
    29,485   GlaxoSmithKline PLC                                                                   673,900
                                                                                           ---------------
             TOTAL UNITED KINGDOM                                                                3,348,649
                                                                                           ---------------
             UNITED STATES (51.8%)
             AEROSPACE & DEFENSE
     9,107   Boeing Co.                                                                            383,769
                                                                                           ---------------
             AIR FREIGHT/COURIERS
     5,510   FedEx Corp.                                                                           371,925
                                                                                           ---------------
             ALUMINUM
     8,569   Alcoa, Inc.                                                                           325,622
                                                                                           ---------------
             BIOTECHNOLOGY
     8,144   Amgen Inc.*                                                                           503,299
                                                                                           ---------------
             CHEMICALS: MAJOR DIVERSIFIED
     6,655   Du Pont (E.I.) de Nemours &
              Co.                                                                                  305,398
                                                                                           ---------------
             COMPUTER COMMUNICATIONS
    15,547   Cisco Systems, Inc.*                                                                  377,637
                                                                                           ---------------
             DISCOUNT STORES
     6,773   Target Corp.                                                                          260,083
     2,833   Wal-Mart Stores, Inc.                                                                 150,291
                                                                                           ---------------
                                                                                                   410,374
                                                                                           ---------------
             ELECTRICAL PRODUCTS
     5,920   Emerson Electric Co.                                                                  383,320
                                                                                           ---------------
             ELECTRONIC COMPONENTS
    18,581   Flextronics International Ltd.*                                                       275,742
                                                                                           ---------------
             ELECTRONIC EQUIPMENT/
             INSTRUMENTS
    38,091   Xerox Corp.*                                                                          525,656
                                                                                           ---------------
             ELECTRONIC PRODUCTION
             EQUIPMENT
    19,696   Applied Materials, Inc.*                                                              442,175
                                                                                           ---------------
             FINANCE/RENTAL/LEASING
     4,784   Fannie Mae                                                                    $       359,087
                                                                                           ---------------
             FINANCIAL CONGLOMERATES
    16,197   Citigroup Inc.                                                                        786,202
    13,610   J.P. Morgan Chase & Co.                                                               499,895
                                                                                           ---------------
                                                                                                 1,286,097
                                                                                           ---------------
             HOME IMPROVEMENT CHAINS
     8,900   Home Depot, Inc. (The)                                                                315,861
                                                                                           ---------------
             HOUSEHOLD/PERSONAL CARE
     4,271   Procter & Gamble Co. (The)                                                            426,587
                                                                                           ---------------
             INDUSTRIAL CONGLOMERATES
    20,343   General Electric Co.                                                                  630,226
                                                                                           ---------------
             INDUSTRIAL MACHINERY
     3,504   Parker-Hannifin Corp.                                                                 208,488
                                                                                           ---------------
             INFORMATION TECHNOLOGY
             SERVICES
     5,478   International Business
              Machines Corp.                                                                       507,701
                                                                                           ---------------
             INSURANCE BROKERS/SERVICES
     7,746   Marsh & McLennan
              Companies, Inc.                                                                      370,956
     5,384   Willis Group Holdings Ltd.                                                            183,433
                                                                                           ---------------
                                                                                                   554,389
                                                                                           ---------------
             INTEGRATED OIL
    13,604   Exxon Mobil Corp.                                                                     557,764
                                                                                           ---------------
             INTERNET RETAIL
     6,570   InterActiveCorp*                                                                      222,920
                                                                                           ---------------
             INTERNET SOFTWARE/SERVICES
    13,126   Check Point Software
              Technologies Ltd.*                                                                   220,779
                                                                                           ---------------
             INVESTMENT MANAGERS
    10,600   Janus Capital Group, Inc.                                                             173,946
    10,388   Mellon Financial Corp.                                                                333,559
                                                                                           ---------------
                                                                                                   507,505
                                                                                           ---------------
             INVESTMENT TRUSTS/MUTUAL FUNDS
     2,322   I Shares MSCI EAFE Index                                                              316,976
     3,744   SPDR Trust Series 1                                                                   416,745
                                                                                           ---------------
                                                                                                   733,721
                                                                                           ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
  SHARES                                                                                        VALUE
----------------------------------------------------------------------------------------------------------
             MAJOR BANKS
     5,386   Bank of America Corp.                                                         $       433,196
                                                                                           ---------------
             MANAGED HEALTH CARE
     2,830   Aetna, Inc.                                                                           191,251
     2,773   Anthem, Inc.*                                                                         207,975
                                                                                           ---------------
                                                                                                   399,226
                                                                                           ---------------
             MEDIA CONGLOMERATES
    17,570   Disney (Walt) Co. (The)                                                               409,908
    10,726   Viacom Inc. (Class B)
              (Non-Voting)                                                                         476,020
                                                                                           ---------------
                                                                                                   885,928
                                                                                           ---------------
             MOTOR VEHICLES
    13,166   Ford Motor Co.                                                                        210,656
                                                                                           ---------------
             MULTI-LINE INSURANCE
     5,174   American International
              Group, Inc.                                                                          342,933
                                                                                           ---------------
             OILFIELD SERVICES/EQUIPMENT
     4,459   Schlumberger Ltd.                                                                     243,997
                                                                                           ---------------
             PACKAGED SOFTWARE
    31,076   Microsoft Corp.                                                                       855,833
    24,819   Oracle Corp.*                                                                         327,611
                                                                                           ---------------
                                                                                                 1,183,444
                                                                                           ---------------
             PHARMACEUTICALS: MAJOR
     5,935   Johnson & Johnson                                                                     306,602
    33,285   Pfizer Inc.                                                                         1,175,959
     5,293   Schering-Plough Corp.                                                                  92,045
                                                                                           ---------------
                                                                                                 1,574,606
                                                                                           ---------------
             PROPERTY - CASUALTY INSURERS
    18,668   Travelers Property Casualty
              Corp. (Class B)                                                                      316,796
                                                                                           ---------------
             SEMICONDUCTORS
    13,309   Intel Corp.                                                                           428,550
     4,403   Maxim Integrated
              Products, Inc.                                                                       219,269
                                                                                           ---------------
                                                                                                   647,819
                                                                                           ---------------
             SPECIALTY STORES
    14,435   Office Depot, Inc.*                                                                   241,209
                                                                                           ---------------
             TELECOMMUNICATION EQUIPMENT
    26,971   Motorola, Inc.                                                                $       379,482
                                                                                           ---------------
             TELECOMMUNICATIONS
     5,872   Verizon Communications Inc.                                                           205,990
                                                                                           ---------------
             TOBACCO
     3,535   Altria Group, Inc.                                                                    192,375
                                                                                           ---------------
             TOTAL UNITED STATES                                                                18,093,699
                                                                                           ---------------
             TOTAL COMMON AND
             PREFERRED STOCKS
              (COST $31,521,811)                                                                34,578,126
                                                                                           ---------------

PRINCIPAL
AMOUNT IN
THOUSANDS
---------
             SHORT-TERM INVESTMENT (2.1%)
             REPURCHASE AGREEMENT
$      733   The Bank of New York
              0.813% due 01/02/04
              (dated 12/31/03; proceeds
              $733,894) (a)
              (COST $733,861)                                                                      733,861
                                                                                           ---------------
TOTAL INVESTMENTS
 (COST $32,255,672) (b)                                                        101.2%           35,311,987
LIABILITIES IN EXCESS OF OTHER
  ASSETS                                                                        (1.2)             (405,994)
                                                                               -----       ---------------
NET ASSETS                                                                     100.0%      $    34,905,993
                                                                               =====       ===============

----------
   *   NON-INCOME PRODUCING SECURITY.
   (a) COLLATERALIZED BY FEDERAL NATIONAL MORTGAGE ASSOC. ADJUSTABLE RATE MORTGAGE 4.205% DUE 07/01/33 VALUED AT $748,538.
   (b) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS $32,262,127. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $4,662,010 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $1,612,150, RESULTING IN NET UNREALIZED APPRECIATION OF $3,049,860.

                        SEE NOTES TO FINANCIAL STATEMENTS

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT DECEMBER 31, 2003:

                                                         UNREALIZED
 CONTRACTS              IN EXCHANGE       DELIVERY      APPRECIATION
 TO DELIVER                 FOR             DATE       (DEPRECIATION)
---------------------------------------------------------------------
$        325,585       NOK  2,185,000     01/05/04     $       1,809
$        495,586       JPY 53,000,000     01/05/04            (2,074)
$        714,216       EUR    570,000     01/05/04             2,968
$        322,400       EUR    260,000     01/05/04             4,736
$          3,804       AUD      5,066     01/05/04                 4
$         38,407       EUR     30,464     01/05/04               (70)
$          1,505       SEK     10,836     01/05/04                 0
NOK    2,185,000       $      326,825     01/05/04              (568)
JPY   53,000,000       $      491,182     01/05/04            (2,331)
JPY   54,193,141       GBP    290,000     01/05/04            12,998
JPY    1,764,112       $       16,502     01/05/04                78
EUR      830,000       $    1,005,487     01/05/04           (38,833)
EUR      413,817       CAD    645,000     01/05/04           (23,063)
EUR      273,513       CAD    430,000     01/05/04           (12,399)
AUD      462,048       CHF    430,000     01/05/04              (383)
CHF      430,000       AUD    456,982     01/05/04            (3,422)
CHF      430,000       SEK  2,492,151     01/05/04              (458)
GBP      290,000       JPY 55,190,451     01/05/04            (3,712)
CAD    1,075,000       EUR    655,739     01/05/04            (4,285)
SEK    2,502,987       CHF    430,000     01/05/04            (1,047)
EUR      416,695       AUD    700,000     02/05/04               (31)
EUR      410,000       GBP    289,152     02/05/04              (558)
EUR      100,000       SEK    908,140     02/05/04               251
CHF      854,152       CAD    900,000     02/05/04             4,209
NOK    1,153,711       CAD    225,000     02/05/04               664
NOK    1,150,000       SEK  1,241,616     02/05/04               121
JPY  110,000,000       $    1,029,355     02/05/04             4,097
                                                       --------------
      Net unrealized depreciation                      $     (61,299)
                                                       ==============

CURRENCY ABBREVIATIONS:
AUD   Australian Dollar.
GBP   British Pound.
CAD   Canadian Dollar.
EUR   Euro.
JPY   Japanese Yen.
NOK   Norwegian Krone.
SEK   Swedish Krona.
CHF   Swiss Franc.

                        SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Variable Investment Series - Global Advantage

SUMMARY OF INVESTMENTS - DECEMBER 31, 2003

                                                   PERCENT OF
INDUSTRY                              VALUE        NET ASSETS
-------------------------------------------------------------
Advertising/Marketing
  Services                         $    176,625       0.5%
Aerospace & Defense                     383,769       1.1
Air Freight/Couriers                    371,925       1.1
Airlines                                357,719       1.0
Aluminum                                325,622       0.9
Auto Parts: O.E.M                       135,546       0.4
Biotechnology                           503,299       1.4
Broadcasting                            183,596       0.5
Cable/Satellite TV                      288,563       0.8
Chemicals: Agricultural                 289,284       0.8
Chemicals: Major Diversified            621,126       1.8
Chemicals: Specialty                    326,227       0.9
Commercial Printing/Forms               210,176       0.6
Computer Communications                 377,637       1.1
Discount Stores                         410,374       1.2
Electric Utilities                      666,123       1.9
Electrical Products                     668,272       1.9
Electronic Components                   498,552       1.4
Electronic Equipment/
  Instruments                           953,381       2.7
Electronic Production
  Equipment                             624,058       1.8
Finance/Rental/Leasing                  359,087       1.0
Financial Conglomerates               1,734,485       5.0
Food Retail                               1,634       0.0
Food: Major Diversified                 630,406       1.8
Food: Specialty/Candy                   226,993       0.7
Home Improvement Chains                 315,861       0.9
Hotels/Resorts/Cruiselines              185,166       0.5
Household/Personal Care                 588,956       1.7
Industrial Conglomerates              1,543,094       4.4
Industrial Machinery                    653,195       1.9
Information Technology
  Services                              507,701       1.5
Insurance Brokers/Services              554,389       1.6
Integrated Oil                        1,640,372       4.7
Internet Retail                         222,920       0.6
Internet Software/Services              220,779       0.6
Investment Banks/Brokers           $    509,031       1.5%
Investment Managers                     834,446       2.4
Investment Trusts/
  Mutual Funds                          733,721       2.1
Life/Health Insurance                   224,237       0.7
Major Banks                           2,272,242       6.5
Major Telecommunications                863,705       2.5
Managed Health Care                     399,226       1.2
Media Conglomerates                     885,928       2.5
Miscellaneous Commercial
  Services                              132,557       0.4
Motor Vehicles                          699,190       2.0
Multi-Line Insurance                    342,933       1.0
Oilfield Services/Equipment             243,996       0.7
Other Consumer Specialties              183,443       0.5
Packaged Software                     1,407,969       4.0
Pharmaceuticals: Major                2,794,819       8.0
Property - Casualty Insurers            577,479       1.7
Publishing: Books/Magazines             287,897       0.8
Pulp & Paper                            296,803       0.9
Real Estate Development                 534,405       1.5
Semiconductors                          812,939       2.3
Specialty Stores                        241,209       0.7
Telecommunication Equipment             780,434       2.2
Telecommunications                      205,990       0.6
Tobacco                                 192,375       0.6
Wireless Telecommunications             364,240       1.1
Repurchase Agreement                    733,861       2.1
                                   ------------     ------
                                   $ 35,311,987     101.2%
                                   ============     ======

TYPE OF INVESTMENT
-------------------------------------------------------------
Common Stocks                      $ 34,293,325      98.3%
Preferred Stock                         284,801       0.8
Short-Term Investment                   733,861       2.1
                                   ------------     ------
                                   $ 35,311,987     101.2%
                                   ============     ======

                        SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Variable Investment Series - Aggressive Equity

PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2003

NUMBER OF
  SHARES                                                                                        VALUE
----------------------------------------------------------------------------------------------------------
             COMMON STOCKS (97.6%)
             ADVERTISING/MARKETING
             SERVICES (0.5%)
     4,000   Omnicom Group, Inc.                                                           $       349,320
                                                                                           ---------------
             AGRICULTURAL COMMODITIES/
             MILLING (0.3%)
    13,700   Archer-Daniels-Midland Co.                                                            208,514
                                                                                           ---------------
             ALUMINUM (0.5%)
     3,600   Alcan Inc. (Canada)                                                                   169,020
     4,000   Alcoa, Inc.                                                                           152,000
                                                                                           ---------------
                                                                                                   321,020
                                                                                           ---------------
             APPAREL/FOOTWEAR (1.0%)
    18,500   Coach, Inc.*                                                                          698,375
                                                                                           ---------------
             APPAREL/FOOTWEAR RETAIL (1.2%)
    13,300   Chico's FAS, Inc.*                                                                    491,435
    11,800   Hot Topic, Inc.*                                                                      347,628
                                                                                           ---------------
                                                                                                   839,063
                                                                                           ---------------
             AUTO PARTS: O.E.M. (0.6%)
     4,000   Eaton Corp.                                                                           431,920
                                                                                           ---------------
             BEVERAGES: NON-ALCOHOLIC (0.7%)
     4,000   Coca-Cola Co. (The)                                                                   203,000
    10,200   Cott Corp. (Canada)*                                                                  285,702
                                                                                           ---------------
                                                                                                   488,702
                                                                                           ---------------
             BIOTECHNOLOGY (1.6%)
     5,400   Amgen Inc.*                                                                           333,720
     2,500   Chiron Corp.*                                                                         142,475
     4,600   Gilead Sciences, Inc.*                                                                267,444
     2,500   Neurocrine Biosciences, Inc.*                                                         136,350
     7,800   NPS Pharmaceuticals, Inc.*                                                            239,772
                                                                                           ---------------
                                                                                                 1,119,761
                                                                                           ---------------
             BROADCASTING (1.8%)
     8,100   Cumulus Media, Inc. (Class A)*                                                        178,200
    17,000   Radio One, Inc. (Class A)*                                                            332,350
    14,100   Univision Communications Inc.
              (Class A)*                                                                           559,629
     4,300   Westwood One, Inc.*                                                                   147,103
                                                                                           ---------------
                                                                                                 1,217,282
                                                                                           ---------------
             BUILDING PRODUCTS (0.4%)
     2,600   American Standard
              Companies, Inc.*                                                             $       261,820
                                                                                           ---------------
             CASINO/GAMING (1.7%)
     9,800   GTECH Holdings Corp.                                                                  485,002
     9,900   International Game Technology                                                         353,430
    11,800   Wynn Resorts, Ltd.*                                                                   330,518
                                                                                           ---------------
                                                                                                 1,168,950
                                                                                           ---------------
             CHEMICALS: AGRICULTURAL (0.2%)
     8,600   Agrium Inc. (Canada)                                                                  141,556
                                                                                           ---------------
             CHEMICALS: SPECIALTY (0.8%)
    13,700   Praxair, Inc.                                                                         523,340
                                                                                           ---------------
             COMPUTER
             COMMUNICATIONS (2.9%)
    81,900   Cisco Systems, Inc.*                                                                1,989,351
                                                                                           ---------------
             COMPUTER PERIPHERALS (1.7%)
    38,400   EMC Corp.*                                                                            496,128
    10,600   Zebra Technologies Corp.
              (Class A)*                                                                           703,522
                                                                                           ---------------
                                                                                                 1,199,650
                                                                                           ---------------
             COMPUTER PROCESSING
             HARDWARE (1.7%)
    25,100   Dell Inc.*                                                                            852,396
    14,300   Hewlett-Packard Co.                                                                   328,471
                                                                                           ---------------
                                                                                                 1,180,867
                                                                                           ---------------
             CONTAINERS/PACKAGING (0.3%)
    12,500   Smurfit-Stone Container Corp.*                                                        232,125
                                                                                           ---------------
             DATA PROCESSING SERVICES (1.5%)
     7,000   CheckFree Corp.*                                                                      193,550
    22,700   Paychex, Inc.                                                                         844,440
                                                                                           ---------------
                                                                                                 1,037,990
                                                                                           ---------------
             ELECTRICAL PRODUCTS (2.5%)
     7,100   Cooper Industries Ltd. (Class A)                                                      411,303
     5,300   Emerson Electric Co.                                                                  343,175
    13,800   Energizer Holdings, Inc.*                                                             518,328
    10,800   Hubbell, Inc. (Class B)                                                               476,280
                                                                                           ---------------
                                                                                                 1,749,086
                                                                                           ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
  SHARES                                                                                        VALUE
----------------------------------------------------------------------------------------------------------
             ELECTRONIC EQUIPMENT/
             INSTRUMENTS (1.0%)
    19,900   Rockwell Automation, Inc.                                                     $       708,440
                                                                                           ---------------
             ELECTRONIC PRODUCTION
             EQUIPMENT (0.9%)
    15,600   Applied Materials, Inc.*                                                              350,220
    13,500   ASML Holding N.V.
              (Netherlands)*                                                                       270,675
                                                                                           ---------------
                                                                                                   620,895
                                                                                           ---------------
             ELECTRONICS/APPLIANCES (0.3%)
     3,000   Harman International
              Industries, Inc.                                                                     221,940
                                                                                           ---------------
             FINANCE/RENTAL/LEASING (0.6%)
    17,300   MBNA Corp.                                                                            429,905
                                                                                           ---------------
             FINANCIAL
             CONGLOMERATES (2.1%)
    25,200   Citigroup Inc.                                                                      1,223,208
     2,800   UBS AG (ADR) (Switzerland)                                                            190,372
                                                                                           ---------------
                                                                                                 1,413,580
                                                                                           ---------------
             FOOD DISTRIBUTORS (0.4%)
     7,900   SYSCO Corp.                                                                           294,117
                                                                                           ---------------
             HOME FURNISHINGS (0.4%)
    15,600   Tempur-Pedic International*                                                           241,800
                                                                                           ---------------
             HOME IMPROVEMENT
             CHAINS (0.5%)
     5,600   Lowe's Companies, Inc.                                                                310,184
                                                                                           ---------------
             HOSPITAL/NURSING
             MANAGEMENT (0.3%)
     6,200   Manor Care, Inc.                                                                      214,334
                                                                                           ---------------
             HOTELS/RESORTS/
             CRUISELINES (1.1%)
     9,200   Hilton Hotels Corp.                                                                   157,596
     3,000   Marriott International, Inc.
              (Class A)                                                                            138,600
     5,500   Royal Caribbean Cruises Ltd.
              (Liberia)                                                                            191,345
     8,400   Starwood Hotels & Resorts
              Worldwide, Inc.                                                              $       302,148
                                                                                           ---------------
                                                                                                   789,689
                                                                                           ---------------
             HOUSEHOLD/PERSONAL
             CARE (0.8%)
     2,200   Avon Products, Inc.                                                                   148,478
     4,000   Procter & Gamble Co. (The)                                                            399,520
                                                                                           ---------------
                                                                                                   547,998
                                                                                           ---------------
             INDUSTRIAL CONGLOMERATES (0.9%)
     9,100   Ingersoll-Rand Co. Ltd. (Class A)
              (Bermuda)                                                                            617,708
                                                                                           ---------------
             INDUSTRIAL MACHINERY (0.8%)
     1,800   Illinois Tool Works Inc.                                                              151,038
     6,300   Parker-Hannifin Corp.                                                                 374,850
                                                                                           ---------------
                                                                                                   525,888
                                                                                           ---------------
             INDUSTRIAL SPECIALTIES (1.0%)
     7,900   Ecolab Inc.                                                                           216,223
     3,100   Minerals Technologies, Inc.                                                           183,675
     5,900   Nitto Denko Corp. (Japan)                                                             313,099
                                                                                           ---------------
                                                                                                   712,997
                                                                                           ---------------
             INFORMATION TECHNOLOGY
             SERVICES (1.5%)
    14,600   Accenture Ltd. (Class A)
              (Bermuda)*                                                                           384,272
     5,000   Anteon International Corp.*                                                           180,250
     4,500   Cognizant Technology
              Solutions Corp.*                                                                     205,380
    11,600   PeopleSoft, Inc.*                                                                     264,480
                                                                                           ---------------
                                                                                                 1,034,382
                                                                                           ---------------
             INTEGRATED OIL (2.0%)
    10,400   BP PLC (ADR) (United Kingdom)                                                         513,240
     8,100   Murphy Oil Corp.                                                                      529,011
     3,954   Total S.A (ADR) (France)                                                              366,710
                                                                                           ---------------
                                                                                                 1,408,961
                                                                                           ---------------
             INTERNET RETAIL (0.9%)
     5,600   Amazon.com, Inc.*                                                                     294,784
    10,200   InterActiveCorp*                                                                      346,086
                                                                                           ---------------
                                                                                                   640,870
                                                                                           ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
  SHARES                                                                                        VALUE
----------------------------------------------------------------------------------------------------------
             INTERNET SOFTWARE/
             SERVICES (1.9%)
     3,700   MicroStrategy Inc. (Class A)*                                                 $       194,176
    24,500   Yahoo! Inc.*                                                                        1,106,665
                                                                                           ---------------
                                                                                                 1,300,841
                                                                                           ---------------
             INVESTMENT BANKS/
             BROKERS (2.7%)
     6,100   Goldman Sachs
              Group, Inc. (The)                                                                    602,253
     4,500   Legg Mason, Inc.                                                                      347,310
     6,400   Lehman Brothers Holdings Inc.                                                         494,208
     7,100   Merrill Lynch & Co., Inc.                                                             416,415
                                                                                           ---------------
                                                                                                 1,860,186
                                                                                           ---------------
             INVESTMENT MANAGERS (1.5%)
    14,400   Franklin Resources, Inc.                                                              749,664
     6,400   Price (T.) Rowe Group, Inc.                                                           303,424
                                                                                           ---------------
                                                                                                 1,053,088
                                                                                           ---------------
             MAJOR BANKS (1.0%)
    11,900   Wells Fargo & Co.                                                                     700,791
                                                                                           ---------------
             MANAGED HEALTH CARE (3.4%)
     6,500   Anthem, Inc.*                                                                         487,500
    10,200   Caremark Rx, Inc.*                                                                    258,366
     8,500   PacifiCare Health
              Systems, Inc.*                                                                       574,600
    10,800   UnitedHealth Group Inc.                                                               628,344
     3,700   WellPoint Health
              Networks, Inc.*                                                                      358,863
                                                                                           ---------------
                                                                                                 2,307,673
                                                                                           ---------------
             MEDIA CONGLOMERATES (2.1%)
    21,900   Disney (Walt) Co. (The)                                                               510,927
    22,850   News Corp., Ltd. (Australia)                                                          205,917
    13,538   News Corporation Ltd. (The)
              (ADR) (Australia)                                                                    488,704
    11,900   Time Warner Inc.*                                                                     214,081
                                                                                           ---------------
                                                                                                 1,419,629
                                                                                           ---------------
             MEDICAL SPECIALTIES (5.3%)
     4,800   Alcon, Inc. (Switzerland)                                                             290,592
    14,700   Boston Scientific Corp.*                                                              540,372
    17,500   Guidant Corp.                                                                 $     1,053,500
     3,500   Medtronic, Inc.                                                                       170,135
    11,400   St. Jude Medical, Inc.*                                                               699,390
     4,000   Varian Medical Systems, Inc.*                                                         276,400
     8,700   Zimmer Holdings, Inc.*                                                                612,480
                                                                                           ---------------
                                                                                                 3,642,869
                                                                                           ---------------
             METAL FABRICATIONS (0.5%)
    12,600   Chicago Bridge & Iron
              Company N.V. (Netherlands)                                                           364,140
                                                                                           ---------------
             MISCELLANEOUS
             MANUFACTURING (0.5%)
     4,000   Danaher Corp.                                                                         367,000
                                                                                           ---------------
             OIL & GAS PRODUCTION (1.3%)
     5,945   Apache Corp.                                                                          482,139
     3,100   EOG Resources, Inc.                                                                   143,127
     5,400   Pogo Producing Co.                                                                    260,820
                                                                                           ---------------
                                                                                                   886,086
                                                                                           ---------------
             OILFIELD SERVICES/
             EQUIPMENT (1.5%)
     5,100   Schlumberger Ltd.                                                                     279,072
    17,600   Smith International, Inc.*                                                            730,752
                                                                                           ---------------
                                                                                                 1,009,824
                                                                                           ---------------
             OTHER CONSUMER
             SERVICES (1.5%)
     7,000   Apollo Group, Inc. (Class A)*                                                         476,000
     5,900   eBay Inc.*                                                                            381,081
     3,200   ITT Educational Services, Inc.*                                                       150,304
                                                                                           ---------------
                                                                                                 1,007,385
                                                                                           ---------------
             OTHER METALS/MINERALS (2.2%)
     5,000   Companhia Vale do Rio Doce
              S.A. (Class A) (ADR) (Brazil)                                                        257,550
    11,300   Inco Ltd. (Canada)*                                                                   449,966
     7,500   Phelps Dodge Corp.*                                                                   570,675
     2,400   Rio Tinto PLC (ADR)
              (United Kingdom)                                                                     267,144
                                                                                           ---------------
                                                                                                 1,545,335
                                                                                           ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
  SHARES                                                                                        VALUE
----------------------------------------------------------------------------------------------------------
             PACKAGED SOFTWARE (9.4%)
    10,900   Autodesk, Inc.                                                                $       267,922
    18,300   FileNET Corp.*                                                                        495,564
     5,400   Intuit Inc.*                                                                          285,714
    15,600   Mercury Interactive Corp.*                                                            758,784
    69,300   Microsoft Corp.                                                                     1,908,522
    34,100   Novell, Inc.*                                                                         358,732
    10,700   Oracle Corp.*                                                                         141,240
    37,100   Red Hat, Inc.*                                                                        696,367
    17,700   SAP AG (ADR) (Germany)                                                                735,612
    14,500   Symantec Corp.*                                                                       502,425
     8,200   VERITAS Software Corp.*                                                               304,712
                                                                                           ---------------
                                                                                                 6,455,594
                                                                                           ---------------
             PERSONNEL SERVICES (1.5%)
    11,400   Manpower, Inc.                                                                        536,712
    21,400   Robert Half International, Inc.*                                                      499,476
                                                                                           ---------------
                                                                                                 1,036,188
                                                                                           ---------------
             PHARMACEUTICALS: GENERIC
             DRUGS (0.6%)
     8,700   Watson Pharmaceuticals, Inc.*                                                         400,200
                                                                                           ---------------
             PHARMACEUTICALS: MAJOR (1.3%)
    24,900   Pfizer Inc.                                                                           879,717
                                                                                           ---------------
             PHARMACEUTICALS: OTHER (0.9%)
     7,400   Forest Laboratories, Inc.*                                                            457,320
     2,300   Teva Pharmaceutical Industries
              Ltd. (ADR) (Israel)                                                                  130,433
                                                                                           ---------------
                                                                                                   587,753
                                                                                           ---------------
             PRECIOUS METALS (3.6%)
     7,700   Freeport-McMoRan Copper &
              Gold, Inc. (Class B)                                                                 324,401
    22,900   Glamis Gold Ltd. (Canada)*                                                            392,048
    11,900   Goldcorp Inc. (Canada)                                                                189,805
    32,700   Newmont Mining Corp.                                                                1,589,547
                                                                                           ---------------
                                                                                                 2,495,801
                                                                                           ---------------
             PROPERTY - CASUALTY
             INSURERS (0.4%)
       100   Berkshire Hathaway, Inc.
              (Class B)*                                                                           281,500
                                                                                           ---------------
             PULP & PAPER (0.2%)
     4,800   Georgia-Pacific Corp.                                                         $       147,216
                                                                                           ---------------
             RESTAURANTS (1.4%)
     7,800   Applebee's International, Inc.                                                        306,306
    10,300   Starbucks Corp.*                                                                      340,518
     8,600   Wendy's International, Inc.                                                           337,464
                                                                                           ---------------
                                                                                                   984,288
                                                                                           ---------------
             SEMICONDUCTORS (5.8%)
    12,200   Cypress Semiconductor
              Corp.*                                                                               260,592
    12,400   Fairchild Semiconductor
              Corp. (Class A)*                                                                     309,628
    50,400   Intel Corp.                                                                         1,622,880
     3,300   Linear Technology Corp.                                                               138,831
     8,700   Marvell Technology Group
              Ltd. (Bermuda)*                                                                      329,991
     3,800   Maxim Integrated Products, Inc.                                                       189,240
     5,950   Microchip Technology Inc.                                                             198,492
    15,100   PMC - Sierra, Inc.*                                                                   304,265
     8,500   STMicroelectronics N.V.
              (Netherlands)                                                                        229,585
    13,300   Texas Instruments Inc.                                                                390,755
                                                                                           ---------------
                                                                                                 3,974,259
                                                                                           ---------------
             SERVICES TO THE HEALTH
             INDUSTRY (1.2%)
    12,800   Medco Health Solutions Inc.*                                                          435,072
     9,400   Omnicare, Inc.                                                                        379,666
                                                                                           ---------------
                                                                                                   814,738
                                                                                           ---------------
             SPECIALTY STORES (2.5%)
    12,800   PETSMART, Inc.                                                                        304,640
    23,400   Staples, Inc.*                                                                        638,820
     9,400   Tiffany & Co.                                                                         424,880
    11,200   Tuesday Morning Corp.*                                                                338,800
                                                                                           ---------------
                                                                                                 1,707,140
                                                                                           ---------------
             TELECOMMUNICATION
             EQUIPMENT (1.1%)
    29,100   Alcatel SA (ADR) (France)*                                                            373,935

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
  SHARES                                                                                        VALUE
----------------------------------------------------------------------------------------------------------
     7,100   QUALCOMM Inc.                                                                 $       382,903
                                                                                           ---------------
                                                                                                   756,838
                                                                                           ---------------
             TOBACCO (0.4%)
     5,200   R. J. Reynolds Tobacco
              Holdings, Inc.                                                                       302,380
                                                                                           ---------------
             TRUCKING (0.2%)
     4,000   Landstar System, Inc.*                                                                152,160
                                                                                           ---------------
             TRUCKS/CONSTRUCTION/FARM
             MACHINERY (2.3%)
     6,300   Deere & Co.                                                                           409,815
    22,100   Joy Global Inc.                                                                       577,915
    12,100   Navistar International Corp.*                                                         579,469
                                                                                           ---------------
                                                                                                 1,567,199
                                                                                           ---------------
             WIRELESS
             TELECOMMUNICATIONS (2.0%)
     3,700   AO VimpelCom (Sponsored
              ADR)*                                                                                271,950
    13,300   Nextel Communications, Inc.
              (Class A)*                                                                           373,198
    28,500   Vodafone Group PLC (ADR)
              (United Kingdom)                                                                     713,640
                                                                                           ---------------
                                                                                                 1,358,788
                                                                                           ---------------
             TOTAL COMMON STOCKS
              (COST $56,217,147)                                                                67,258,986
                                                                                           ---------------

PRINCIPAL
AMOUNT IN
THOUSANDS                                                                                       VALUE
----------------------------------------------------------------------------------------------------------
             SHORT-TERM INVESTMENT (a) (3.8%)
             REPURCHASE AGREEMENT
$   2,618    The Bank of New York 0.813%
              due 01/02/04 (dated
              12/31/03; proceeds
              $2,617,661)
              (COST $2,617,543)                                                            $     2,617,543
                                                                                           ---------------
TOTAL INVESTMENTS
 (COST $58,834,690) (b)                                                        101.4%           69,876,529
LIABILITIES IN EXCESS OF OTHER
 ASSETS                                                                         (1.4)             (993,774)
                                                                               -----       ---------------
NET ASSETS                                                                     100.0%      $    68,882,755
                                                                               =====       ===============

   ADR AMERICAN DEPOSITORY RECEIPT.
   *   NON-INCOME PRODUCING SECURITY.
   (a) COLLATERALIZED BY FEDERAL NATIONAL MORTGAGE ASSOC. ADJUSTABLE RATE MORTGAGE 4.205% DUE 07/01/33 VALUED AT $2,669,894.
   (b) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS $59,399,330. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $10,705,819 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $228,620, RESULTING IN NET UNREALIZED APPRECIATION OF $10,477,199.

                        SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Variable Investment Series - Information Fund

PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2003

NUMBER OF
  SHARES                                                                                        VALUE
----------------------------------------------------------------------------------------------------------
             COMMON STOCKS (96.7%)
             BIOTECHNOLOGY (2.5%)
     4,800   Chiron Corp.*                                                                 $       273,552
     2,000   Genentech, Inc.*                                                                      187,140
                                                                                           ---------------
                                                                                                   460,692
                                                                                           ---------------
             COMPUTER
             COMMUNICATIONS (7.0%)
    22,500   3Com Corp.*                                                                           183,825
    19,000   Avaya Inc.*                                                                           245,860
    16,000   Cisco Systems, Inc.*                                                                  388,640
     8,000   Emulex Corp.*                                                                         213,440
     7,000   Juniper Networks, Inc.*                                                               130,760
     5,000   NetScreen Technologies, Inc.*                                                         123,750
                                                                                           ---------------
                                                                                                 1,286,275
                                                                                           ---------------
             COMPUTER PERIPHERALS (4.0%)
    12,000   EMC Corp.*                                                                            155,040
    13,000   Network Appliance, Inc.*                                                              266,890
     3,000   Seagate Technology (ADR)
              (Cayman Islands)                                                                      56,700
     4,000   Zebra Technologies Corp.
              (Class A)*                                                                           265,480
                                                                                           ---------------
                                                                                                   744,110
                                                                                           ---------------
             COMPUTER PROCESSING
             HARDWARE (1.9%)
    10,500   Dell Inc.*                                                                            356,580
                                                                                           ---------------
             DATA PROCESSING
             SERVICES (3.5%)
     6,000   Automatic Data
              Processing, Inc.                                                                     237,660
     6,000   Computer Sciences Corp.*                                                              265,380
     3,500   First Data Corp.                                                                      143,815
                                                                                           ---------------
                                                                                                   646,855
                                                                                           ---------------
             ELECTRONIC COMPONENTS (5.2%)
     8,000   Celestica, Inc.*                                                                      120,560
     8,000   Flextronics International Ltd.
              (Singapore)*                                                                         118,720
     5,000   Jabil Circuit, Inc.*                                                                  141,500
     4,000   QLogic Corp.*                                                                         206,400
     4,000   SanDisk Corp.*                                                                        244,560
    10,000   Sanmina-SCI Corp.*                                                            $       126,100
                                                                                           ---------------
                                                                                                   957,840
                                                                                           ---------------
             ELECTRONIC DISTRIBUTORS (0.8%)
     2,500   CDW Corp.                                                                             144,400
                                                                                           ---------------
             ELECTRONIC EQUIPMENT/
             INSTRUMENTS (4.4%)
    10,100   Agilent Technologies, Inc.*                                                           295,324
    10,000   AU Optronics Corp. (Taiwan)                                                           119,200
     5,500   Nam Tai Electronics, Inc.
              (Hong Kong)                                                                          154,440
     5,000   Symbol Technologies, Inc.                                                              84,450
     2,000   Tektronix, Inc.                                                                        63,200
     4,500   Unova, Inc.*                                                                          103,275
                                                                                           ---------------
                                                                                                   819,889
                                                                                           ---------------
             ELECTRONIC PRODUCTION
             EQUIPMENT (15.4%)
    11,000   Amkor Technology, Inc.*                                                               200,310
     8,300   Applied Materials, Inc.*                                                              186,335
    14,700   ASE Test Ltd. (Singapore)*                                                            220,059
    20,000   ASML Holding N.V.
              (Netherlands)*                                                                       401,000
     4,200   ATMI, Inc.*                                                                            97,188
    10,000   Chippac Inc. (Class A)*                                                                75,900
    15,300   Helix Technology Corp.                                                                314,874
     5,000   KLA-Tencor Corp.*                                                                     293,350
     7,900   Lam Research Corp.*                                                                   255,170
    10,700   MKS Instruments, Inc.*                                                                310,300
     6,300   Novellus Systems, Inc.*                                                               264,915
     2,900   Tokyo Electron Ltd. (Japan)                                                           219,775
                                                                                           ---------------
                                                                                                 2,839,176
                                                                                           ---------------
             INFORMATION TECHNOLOGY
             SERVICES (5.8%)
     8,000   Accenture Ltd. (Class A)
              (Bermuda)*                                                                           210,560
     2,000   Amdocs Ltd.*                                                                           44,960
     9,000   Anteon International Corp.*                                                           324,450
     1,300   International Business
              Machines Corp.                                                                       120,484

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
  SHARES                                                                                        VALUE
----------------------------------------------------------------------------------------------------------
     3,000   JDA Software Group, Inc.*                                                     $        49,530
     5,700   PeopleSoft, Inc.*                                                                     129,960
     3,000   Syntel, Inc.                                                                           74,130
     8,000   Unisys Corp.*                                                                         118,800
                                                                                           ---------------
                                                                                                 1,072,874
                                                                                           ---------------
             INTERNET RETAIL (1.5%)
     8,000   InterActiveCorp*                                                                      271,440
                                                                                           ---------------
             INTERNET SOFTWARE/
             SERVICES (3.6%)
    12,000   BEA Systems, Inc.*                                                                    147,600
     5,000   Siebel Systems, Inc.*                                                                  69,350
    13,500   United Online, Inc.*                                                                  226,665
     5,000   VeriSign, Inc.*                                                                        81,500
     3,000   Yahoo! Inc.*                                                                          135,510
                                                                                           ---------------
                                                                                                   660,625
                                                                                           ---------------
             PACKAGED SOFTWARE (14.5%)
     5,000   Adobe Systems, Inc.                                                                   196,500
     6,000   Autodesk, Inc.                                                                        147,480
     5,000   Cognos, Inc. (Canada)*                                                                153,100
     4,000   Informatica Corp.*                                                                     41,200
     5,000   Mercury Interactive Corp.*                                                            243,200
    15,000   Micromuse Inc.*                                                                       103,500
    15,000   Microsoft Corp.*                                                                      413,100
     1,500   Novell, Inc.*                                                                          15,780
    20,000   Oracle Corp.*                                                                         264,000
     6,000   Quest Software, Inc.*                                                                  85,200
    24,500   Red Hat, Inc.*                                                                        459,865
     5,800   SAP AG (ADR) (Germany)                                                                241,048
     6,000   Symantec Corp.*                                                                       207,900
     3,000   VERITAS Software Corp.*                                                               111,480
                                                                                           ---------------
                                                                                                 2,683,353
                                                                                           ---------------
             RECREATIONAL PRODUCTS (2.5%)
     4,000   Electronic Arts Inc.*                                                                 191,120
    10,500   Leapfrog Enterprises, Inc.
              (Class A)*                                                                           278,565
                                                                                           ---------------
                                                                                                   469,685
                                                                                           ---------------
             SEMICONDUCTORS (16.2%)
    20,000   Advanced Micro Devices, Inc.*                                                 $       298,000
    50,000   Agere Systems Inc.
              (Class A)*                                                                           152,500
     5,000   Altera Corp.*                                                                         113,500
     6,200   Analog Devices, Inc.                                                                  283,030
     3,000   Broadcom Corp. (Class A)*                                                             102,270
     5,000   Intel Corp.                                                                           161,000
     2,000   Linear Technology Corp.                                                                84,140
    12,800   Marvell Technology Group Ltd.
              (Bermuda)*                                                                           485,504
     6,000   Maxim Integrated
              Products, Inc.                                                                       298,800
     6,000   National Semiconductor
              Corp.*                                                                               236,460
    12,000   RF Micro Devices, Inc.*                                                               120,600
     2,000   Silicon Laboratories Inc.*                                                             86,440
    31,900   Siliconware Precision
              Industries Co. (ADR)
              (Taiwan)*                                                                            164,285
    15,000   Taiwan Semiconductor
              Manufacturing Co. Ltd.
              (ADR) (Taiwan)*                                                                      153,600
     3,000   Texas Instruments Inc.                                                                 88,140
     4,000   Xilinx, Inc.*                                                                         154,960
                                                                                           ---------------
                                                                                                 2,983,229
                                                                                           ---------------
             TELECOMMUNICATION
             EQUIPMENT (6.3%)
     6,300   Alcatel SA (ADR) (France)*                                                             80,955
    10,000   Corning Inc.*                                                                         104,300
    10,000   Harmonic, Inc.*                                                                        72,500
     5,600   Harris Corp.                                                                          212,520
     6,100   Nokia Corp. (ADR) (Finland)                                                           103,700
    51,000   Nortel Networks Corp.
              (Canada)*                                                                            215,730
     7,000   QUALCOMM Inc.                                                                         377,510
                                                                                           ---------------
                                                                                                 1,167,215
                                                                                           ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
  SHARES                                                                                        VALUE
----------------------------------------------------------------------------------------------------------
             WIRELESS
             TELECOMMUNICATIONS (1.6%)
     5,000   China Mobile (ADR) (Hong Kong)
              Limited (Hong Kong)                                                          $        77,650
     3,000   NII Holdings, Inc. (Class B)*                                                         223,890
                                                                                           ---------------
                                                                                                   301,540
                                                                                           ---------------
             TOTAL COMMON STOCKS
              (COST $15,186,203)                                                                17,865,778
                                                                                           ---------------
TOTAL INVESTMENTS
 (COST $15,186,203) (a)                                                         96.7%           17,865,778
OTHER ASSETS IN EXCESS OF
 LIABILITIES                                                                     3.3               612,529
                                                                               -----       ---------------
NET ASSETS                                                                     100.0%      $    18,478,307
                                                                               =====       ===============

   ADR AMERICAN DEPOSITORY RECEIPT.
   *   NON-INCOME PRODUCING SECURITY.
   (a) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS $15,568,256. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $2,497,068 AN THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $199,546, RESULTING IN NET UNREALIZED APPRECIATION OF $2,297,522.

                        SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Variable Investment Series - Strategist

PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2003

NUMBER OF
  SHARES                                                                                        VALUE
----------------------------------------------------------------------------------------------------------
             COMMON STOCKS (70.5%)
             AEROSPACE & DEFENSE (1.5%)
    73,000   Northrop Grumman Corp.                                                        $     6,978,800
                                                                                           ---------------
             AGRICULTURAL COMMODITIES/MILLING (1.4%)
   447,800   Archer-Daniels-Midland Co.                                                          6,815,516
                                                                                           ---------------
             APPAREL/FOOTWEAR RETAIL (2.3%)
   305,700   Gap, Inc. (The)                                                                     7,095,297
   140,000   Ross Stores, Inc.                                                                   3,700,200
                                                                                           ---------------
                                                                                                10,795,497
                                                                                           ---------------
             BEVERAGES: NON-ALCOHOLIC (1.1%)
   104,600   Coca-Cola Co. (The)                                                                 5,308,450
                                                                                           ---------------
             BIOTECHNOLOGY (3.0%)
   177,970   Applera Corp. - Celera Genomics Group*                                              2,475,563
   105,000   Celgene Corp.*                                                                      4,727,100
    50,230   Cephalon, Inc.*                                                                     2,431,634
    78,700   Gilead Sciences, Inc.*                                                              4,575,618
                                                                                           ---------------
                                                                                                14,209,915
                                                                                           ---------------
             CHEMICALS: MAJOR DIVERSIFIED (1.1%)
   125,500   Dow Chemical Co. (The)                                                              5,217,035
                                                                                           ---------------
             COMPUTER COMMUNICATIONS (1.2%)
   227,900   Cisco Systems, Inc.*                                                                5,535,691
                                                                                           ---------------
             COMPUTER PROCESSING HARDWARE (1.8%)
   191,900   Apple Computer, Inc.*                                                               4,100,903
   126,030   Dell Inc.*                                                                          4,279,979
                                                                                           ---------------
                                                                                                 8,380,882
                                                                                           ---------------
             CONTAINERS/PACKAGING (0.2%)
    45,000   Smurfit-Stone Container Corp.*                                                        835,650
                                                                                           ---------------
             CONTRACT DRILLING (0.8%)
   190,200   Diamond Offshore Drilling, Inc.                                                     3,901,002
                                                                                           ---------------
             DISCOUNT STORES (1.3%)
   168,010   Costco Wholesale Corp.*                                                             6,246,612
                                                                                           ---------------
             ELECTRIC UTILITIES (1.6%)
    71,280   Cinergy Corp.                                                                       2,766,377
   161,500   Southern Co. (The)                                                                  4,885,375
                                                                                           ---------------
                                                                                                 7,651,752
                                                                                           ---------------
             ELECTRICAL PRODUCTS (1.4%)
   104,430   Emerson Electric Co.                                                                6,761,842
                                                                                           ---------------
             ELECTRONIC COMPONENTS (0.7%)
   235,800   Flextronics International Ltd.* (Singapore)                                         3,499,272
                                                                                           ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
  SHARES                                                                                        VALUE
----------------------------------------------------------------------------------------------------------
             ELECTRONIC PRODUCTION EQUIPMENT (0.8%)
   167,100   Applied Materials, Inc.*                                                      $     3,751,395
                                                                                           ---------------
             ENVIRONMENTAL SERVICES (1.6%)
   265,200   Waste Management, Inc.                                                              7,849,920
                                                                                           ---------------
               FINANCIAL CONGLOMERATES (4.3%)
   135,700   American Express Co.                                                                6,544,811
   146,400   Citigroup Inc.                                                                      7,106,256
   189,200   J.P. Morgan Chase & Co.                                                             6,949,316
                                                                                           ---------------
                                                                                                20,600,383
                                                                                           ---------------
             FOOD: MAJOR DIVERSIFIED (0.9%)
   107,700   Kellogg Co.                                                                         4,101,216
                                                                                           ---------------
             FOOD: MEAT/FISH/DAIRY (1.4%)
   207,475   Dean Foods Co.*                                                                     6,819,703
                                                                                           ---------------
             INDUSTRIAL CONGLOMERATES (1.5%)
   237,000   General Electric Co.                                                                7,342,260
                                                                                           ---------------
             INFORMATION TECHNOLOGY SERVICES (2.0%)
   184,300   Accenture Ltd. (Class A) (Bermuda)*                                                 4,850,776
    51,770   International Business Machines Corp.                                               4,798,043
                                                                                           ---------------
                                                                                                 9,648,819
                                                                                           ---------------
             INTEGRATED OIL (1.6%)
    77,500   BP PLC (ADR) (United Kingdom)                                                       3,824,625
    89,700   Exxon Mobil Corp.                                                                   3,677,700
                                                                                           ---------------
                                                                                                 7,502,325
                                                                                           ---------------
             INTERNET RETAIL (1.3%)
   119,040   Amazon.com, Inc.*                                                                   6,266,266
                                                                                           ---------------
             INVESTMENT BANKS/BROKERS (0.9%)
   190,000   eSPEED, Inc (Class A)*                                                              4,447,900
                                                                                           ---------------
             MAJOR BANKS (2.1%)
    61,000   Bank of America Corp.                                                               4,906,230
    84,000   Wells Fargo & Co.                                                                   4,946,760
                                                                                           ---------------
                                                                                                 9,852,990
                                                                                           ---------------
             MAJOR TELECOMMUNICATIONS (1.5%)
   132,900   SBC Communications, Inc.                                                            3,464,703
   114,200   Verizon Communications Inc.                                                         4,006,136
                                                                                           ---------------
                                                                                                 7,470,839
                                                                                           ---------------
             MANAGED HEALTH CARE (0.7%)
    74,400   Oxford Health Plans, Inc.*                                                          3,236,400
                                                                                           ---------------
             MEDIA CONGLOMERATES (0.7%)
   195,800   Time Warner Inc.*                                                                   3,522,442
                                                                                           ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
  SHARES                                                                                        VALUE
----------------------------------------------------------------------------------------------------------
             MEDICAL SPECIALTIES (1.4%)
    85,200   Bard (C.R.), Inc.                                                             $     6,922,500
                                                                                           ---------------
             MOTOR VEHICLES (1.5%)
   311,950   Honda Motor Co., Ltd. (ADR) (Japan)                                                 7,018,875
                                                                                           ---------------
             MULTI-LINE INSURANCE (1.3%)
    90,960   American International Group, Inc.                                                  6,028,829
                                                                                           ---------------
             OIL & GAS PRODUCTION (1.4%)
   117,600   Burlington Resources, Inc.                                                          6,512,688
                                                                                           ---------------
             OILFIELD SERVICES/EQUIPMENT (2.3%)
   241,550   Halliburton Co.                                                                     6,280,300
   120,100   Smith International, Inc.*                                                          4,986,552
                                                                                           ---------------
                                                                                                11,266,852
                                                                                           ---------------
             PACKAGED SOFTWARE (1.8%)
   151,540   Microsoft Corp.*                                                                    4,173,412
   330,400   Oracle Corp.*                                                                       4,361,280
                                                                                           ---------------
                                                                                                 8,534,692
                                                                                           ---------------
             PHARMACEUTICALS: MAJOR (3.6%)
    74,000   Lilly (Eli) & Co.                                                                   5,204,420
   213,260   Pfizer Inc.                                                                         7,534,476
   101,870   Wyeth                                                                               4,324,381
                                                                                           ---------------
                                                                                                17,063,277
                                                                                           ---------------
             PRECIOUS METALS (1.6%)
    77,700   Newmont Mining Corp.                                                                3,776,997
   216,500   Placer Dome Inc. (Canada)                                                           3,877,515
                                                                                           ---------------
                                                                                                 7,654,512
                                                                                           ---------------
             PROPERTY - CASUALTY INSURERS (2.9%)
   129,800   ACE Ltd. (Bermuda)                                                                  5,376,316
    98,300   Allstate Corp. (The) (Note 4)                                                       4,228,866
   259,833   Travelers Property Casualty Corp. (Class B)                                         4,409,366
                                                                                           ---------------
                                                                                                14,014,548
                                                                                           ---------------
             PULP & PAPER (0.1%)
    60,700   Abitibi-Consolidated Inc. (Canada)                                                    492,277
                                                                                           ---------------
             RAILROADS (1.4%)
    54,600   Burlington Northern Santa Fe Corp.                                                  1,766,310
   140,000   CSX Corp.                                                                           5,031,600
                                                                                           ---------------
                                                                                                 6,797,910
                                                                                           ---------------
             SEMICONDUCTORS (2.1%)
   121,660   Intel Corp.                                                                         3,917,452
   260,700   Micron Technology, Inc.*                                                            3,511,629

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
  SHARES                                                                                        VALUE
----------------------------------------------------------------------------------------------------------
   256,500   Taiwan Semiconductor Manufacturing Co. Ltd. (ADR) (Taiwan)*                   $     2,626,560
                                                                                           ---------------
                                                                                                10,055,641
                                                                                           ---------------
             SPECIALTY STORES (1.3%)
   139,600   Bed Bath & Beyond Inc.*                                                             6,051,660
                                                                                           ---------------
             STEEL (1.4%)
    61,900   Nucor Corp.                                                                         3,466,400
    91,900   United States Steel Corp.                                                           3,218,338
                                                                                           ---------------
                                                                                                 6,684,738
                                                                                           ---------------
             TELECOMMUNICATION EQUIPMENT (2.1%)
   365,820   Motorola, Inc.                                                                      5,147,087
   301,400   Nokia Corp. (ADR)                                                                   5,123,800
                                                                                           ---------------
                                                                                                10,270,887
                                                                                           ---------------
             TRUCKS/CONSTRUCTION/FARM MACHINERY (1.7%)
    98,300   Caterpillar Inc.                                                                    8,160,866
                                                                                           ---------------
             WHOLESALE DISTRIBUTORS (1.5%)
   170,000   Fisher Scientific International, Inc.*                                              7,032,900
                                                                                           ---------------
             WIRELESS TELECOMMUNICATIONS (0.4%)
    73,000   Nextel Communications, Inc. (Class A)*                                              2,048,380
                                                                                           ---------------
             TOTAL COMMON STOCKS
              (COST $252,276,343)                                                              337,162,806
                                                                                           ---------------

PRINCIPAL
AMOUNT IN                                                             COUPON    MATURITY
THOUSANDS                                                              RATE       DATE
---------                                                             ------    --------
             CORPORATE BONDS (6.2%)
             AEROSPACE & DEFENSE (0.2%)
$      165   Boeing Co.                                                6.625%   02/15/38           173,552
        75   Goodrich Corp.                                            7.625    12/15/12            86,795
        55   Lockheed Martin Corp.                                      7.75    05/01/26            66,272
        50   Lockheed Martin Corp.                                      8.50    12/01/29            65,718
       125   Raytheon Co.                                               6.15    11/01/08           136,160
       380   Systems 2001 Asset Trust - 144A**                         6.664    09/15/13           420,436
                                                                                           ---------------
                                                                                                   948,933
                                                                                           ---------------
             AIRLINES (0.3%)
       604   American West Airlines                                     7.10    04/02/21           640,340
       459   Continental Airlines, Inc.                                 6.90    01/02/18           453,609
       185   Southwest Airlines Co.                                    5.496    11/01/06           197,305
                                                                                           ---------------
                                                                                                 1,291,254
                                                                                           ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                             COUPON    MATURITY
THOUSANDS                                                              RATE       DATE          VALUE
----------------------------------------------------------------------------------------------------------
             BEVERAGES: ALCOHOLIC (0.0%)
$      145   Miller Brewing Co. - 144A**                                4.25%   08/15/08   $       147,086
                                                                                           ---------------
             BROADCASTING (0.0%)
       150   Clear Channel Communications, Inc.                         7.65    09/15/10           175,863
                                                                                           ---------------
             CABLE/SATELLITE TV (0.1%)
        70   Comcast Cable Communications Inc.                          6.75    01/30/11            78,038
       220   Comcast Corp.                                              6.50    01/15/15           239,275
        25   Comcast Corp.                                             7.625    02/15/08            28,153
       190   TCI Communications, Inc.                                  7.875    02/15/26           222,767
                                                                                           ---------------
                                                                                                   568,233
                                                                                           ---------------
             CHEMICALS: MAJOR DIVERSIFIED (0.0%)
       105   ICI Wilmington Inc.                                       4.375    12/01/08           104,720
                                                                                           ---------------
             CONTAINERS/PACKAGING (0.0%)
       135   Sealed Air Corp - 144A**                                  5.625    07/15/13           138,398
                                                                                           ---------------
             DEPARTMENT STORES (0.1%)
       200   Federated Department Stores, Inc.                          6.90    04/01/29           216,775
       275   May Department Stores Co., Inc.                            5.95    11/01/08           298,651
        60   May Department Stores Co., Inc.                            6.70    09/15/28            62,195
                                                                                           ---------------
                                                                                                   577,621
                                                                                           ---------------
             DRUGSTORE CHAINS (0.1%)
       455   CVS Corp.                                                 5.625    03/15/06           486,832
        40   CVS Corp. - 144A**                                        6.204    10/10/25            41,549
                                                                                           ---------------
                                                                                                   528,381
                                                                                           ---------------
             ELECTRIC UTILITIES (0.4%)
        90   Appalachian Power Co. (Series H)                           5.95    05/15/33            86,571
       200   Carolina Power & Light Co.                                5.125    09/15/13           202,884
        90   Cincinnati Gas & Electric Co.                              5.70    09/15/12            94,849
        70   Cincinnati Gas & Electric Co. (Series A)                   5.40    06/15/33            63,338
        80   Cincinnati Gas & Electric Co. (Series B)                  5.375    06/15/33            72,114
        70   Columbus Southern Power Co.                                6.60    03/01/33            75,270
        25   Consolidated Natural Gas Co. (Series A)                    5.00    03/01/14            24,896
       125   Constellation Energy Group, Inc.                           7.60    04/01/32           146,764
        55   Detroit Edison Co.                                        6.125    10/01/10            60,423
        30   Detroit Edison Co.                                         6.35    10/15/32            31,929
       130   Duke Energy Corp.                                          4.50    04/01/10           132,792
        85   Entergy Gulf States, Inc. - 144A**                         3.60    06/01/08            82,015
       130   Exelon Corp.                                               6.75    05/01/11           145,454
        75   Ohio Power Co.                                             6.60    02/15/33            80,757
       125   Public Service Electric & Gas Co.                          5.00    01/01/13           126,305

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                             COUPON    MATURITY
THOUSANDS                                                              RATE       DATE          VALUE
----------------------------------------------------------------------------------------------------------
$       60   South Carolina Electric & Gas Co.                          5.30%   05/15/33   $        55,685
       115   TXU Energy Co.                                             7.00    03/15/13           127,452
        25   Wisconsin Electric Power Co.                              5.625    05/15/33            24,363
        45   Wisconsin Energy Corp.                                     6.20    04/01/33            44,983
                                                                                           ---------------
                                                                                                 1,678,844
                                                                                           ---------------
             ELECTRICAL PRODUCTS (0.1%)
       215   Cooper Industries Inc. - 144A**                            5.25    07/01/07           230,056
                                                                                           ---------------
             ENVIRONMENTAL SERVICES (0.0%)
       120   Waste Management, Inc.                                    6.875    05/15/09           134,286
                                                                                           ---------------
             FINANCE/RENTAL/LEASING (0.5%)
       290   American General Finance Corp.                            5.875    07/14/06           313,132
       150   CIT Group Inc.                                            2.875    09/29/06           150,497
       280   Countrywide Home Loans, Inc.                               3.25    05/21/08           275,669
        55   Ford Motor Credit Co.                                      7.25    10/25/11            59,741
       310   Ford Motor Credit Co.                                     7.375    10/28/09           340,835
       170   Household Finance Corp.                                   4.125    12/15/08           171,677
       160   Household Finance Corp.                                   5.875    02/01/09           173,945
        75   Household Finance Corp.                                   6.375    10/15/11            82,717
       125   Household Finance Corp.                                    6.40    06/17/08           138,724
       115   Household Finance Corp.                                    6.75    05/15/11           129,651
        85   International Lease Finance Corp.                          3.75    08/01/07            86,759
       340   MBNA Corp.                                                6.125    03/01/13           365,724
       215   SLM Corp.                                                  5.00    10/01/13           214,039
                                                                                           ---------------
                                                                                                 2,503,110
                                                                                           ---------------
             FINANCIAL CONGLOMERATES (0.9%)
       325   AXA Financial Inc.                                         6.50    04/01/08           361,224
        55   Boeing Capital Corp.                                       6.10    03/01/11            59,449
        50   Boeing Capital Corp.                                       6.50    02/15/12            54,754
       360   Chase Manhattan Corp.                                      6.00    02/15/09           394,536
       105   Citicorp.                                                  6.75    08/15/05           113,306
       150   Citigroup Inc.                                            5.625    08/27/12           158,618
       225   Citigroup Inc.                                             5.75    05/10/06           242,285
       205   Citigroup Inc.                                             6.00    02/21/12           224,377
        70   General Electric Capital Corp.                             4.25    12/01/10            69,757
       380   General Electric Capital Corp.                             6.75    03/15/32           422,104
       100   General Motors Acceptance Corp.                            4.50    07/15/06           102,938
       275   General Motors Acceptance Corp.                           6.875    09/15/11           296,655
       530   General Motors Acceptance Corp.                            8.00    11/01/31           596,950
       495   Prudential Holdings, LLC (Series B) (FSA) - 144A**        7.245    12/18/23           559,304

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                             COUPON    MATURITY
THOUSANDS                                                              RATE       DATE          VALUE
----------------------------------------------------------------------------------------------------------
$      445   Prudential Holdings, LLC (Series C) - 144A**              8.695%   12/18/23   $       550,915
                                                                                           ---------------
                                                                                                 4,207,172
                                                                                           ---------------
             FOOD RETAIL (0.1%)
       120   Albertson's, Inc.                                          7.50    02/15/11           137,756
       320   Kroger Co.                                                 6.80    04/01/11           358,655
                                                                                           ---------------
                                                                                                   496,411
                                                                                           ---------------
             FOOD: MAJOR DIVERSIFIED (0.0%)
        40   Kraft Foods Inc.                                          5.625    11/01/11            42,213
       145   Kraft Foods Inc.                                           6.25    06/01/12           158,290
                                                                                           ---------------
                                                                                                   200,503
                                                                                           ---------------
             FOREST PRODUCTS (0.1%)
        90   Weyerhaeuser Co.                                           6.00    08/01/06            96,429
       340   Weyerhaeuser Co. - 144A**                                  6.75    03/15/12           371,508
                                                                                           ---------------
                                                                                                   467,937
                                                                                           ---------------
             GAS DISTRIBUTORS (0.1%)
       170   Consolidated Natural Gas Co.                               6.25    11/01/11           188,083
        93   Ras Laffan Natural Gas Co. Ltd. - 144A** (Qatar)          7.628    09/15/06            98,995
       135   Ras Laffan Natural Gas Co. Ltd. - 144A** (Qatar)          8.294    03/15/14           158,625
                                                                                           ---------------
                                                                                                   445,703
                                                                                           ---------------
             HOME BUILDING (0.1%)
       110   Centex Corp.                                              7.875    02/01/11           129,514
        90   Pulte Homes, Inc.                                         6.375    05/15/33            87,891
                                                                                           ---------------
                                                                                                   217,405
                                                                                           ---------------
             HOME FURNISHINGS (0.0%)
       115   Mohawk Industries Inc.                                     7.20    04/15/12           130,834
                                                                                           ---------------
             HOSPITAL/NURSING MANAGEMENT (0.2%)
       600   Manor Care, Inc.                                           8.00    03/01/08           681,000
                                                                                           ---------------
             HOTELS/RESORTS/CRUISELINES (0.1%)
       170   Hyatt Equities LLC - 144A**                               6.875    06/15/07           182,771
       315   Marriott International, Inc. (Series E)                    7.00    01/15/08           351,249
                                                                                           ---------------
                                                                                                   534,020
                                                                                           ---------------
             INDUSTRIAL CONGLOMERATES (0.1%)
       225   Honeywell International, Inc.                             6.125    11/01/11           247,800
       125   Hutchison Whampoa International Ltd. - 144A**
              (Virgin Islands)                                          6.50    02/13/13           130,456
       100   Hutchison Whampoa International Ltd. - 144A**
              (Virgin Islands)                                          5.45    11/24/10           101,604
                                                                                           ---------------
                                                                                                   479,860
                                                                                           ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                             COUPON    MATURITY
THOUSANDS                                                              RATE       DATE          VALUE
----------------------------------------------------------------------------------------------------------
             INFORMATION TECHNOLOGY SERVICES (0.0%)
$       60   Electronic Data Systems Corp.                             7.125%   10/15/09   $        64,141
       105   Electronic Data Systems Corp. (Series B)                   6.00    08/01/13           103,399
                                                                                           ---------------
                                                                                                   167,540
                                                                                           ---------------
             INTEGRATED OIL (0.1%)
       275   Amerada Hess Corp.                                        7.875    10/01/29           302,599
       310   Conoco Inc.                                                6.95    04/15/29           352,664
                                                                                           ---------------
                                                                                                   655,263
                                                                                           ---------------
             INVESTMENT BANKS/BROKERS (0.1%)
       115   Goldman Sachs Group Inc.                                   5.25    10/15/13           116,325
       210   Goldman Sachs Group Inc.                                   6.60    01/15/12           235,052
       185   Goldman Sachs Group Inc.                                  6.875    01/15/11           210,385
                                                                                           ---------------
                                                                                                   561,762
                                                                                           ---------------
             LIFE/HEALTH INSURANCE (0.3%)
       400   American General Corp.                                     7.50    07/15/25           477,118
       300   Mantis Reef Ltd. - 144A** (Australia)                     4.692    11/14/08           301,886
       350   Nationwide Mutual Insurance Co. - 144A**                   8.25    12/01/31           421,883
       185   Nationwide Mutual Insurance Co. - 144A**                   7.50    02/15/24           190,268
                                                                                           ---------------
                                                                                                 1,391,155
                                                                                           ---------------
             MAJOR BANKS (0.1%)
        75   Bank of New York (The)                                     5.20    07/01/07            80,412
       200   Bank One Corp.                                             6.00    02/17/09           219,334
       185   Fleetboston Financial Corp.                                7.25    09/15/05           201,252
                                                                                           ---------------
                                                                                                   500,998
                                                                                           ---------------
             MAJOR TELECOMMUNICATIONS (0.3%)
       155   AT&T Corp.                                                 8.50    11/15/31           181,753
       235   Deutsche Telekom International Finance Corp.
              (Netherlands)                                             8.75    06/15/30           301,268
       555   GTE Corp.                                                  6.94    04/15/28           584,401
       130   Telecom Italia Capital SpA- 144A** (Luxembourg)            4.00    11/15/08           130,995
                                                                                           ---------------
                                                                                                 1,198,417
                                                                                           ---------------
             MANAGED HEALTH CARE (0.2%)
       365   Aetna, Inc.                                               7.875    03/01/11           432,103
        95   Cigna Corp.                                               6.375    10/15/11           102,945
       150   Wellpoint Health Network, Inc.                            6.375    06/15/06           163,641
                                                                                           ---------------
                                                                                                   698,689
                                                                                           ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                             COUPON    MATURITY
THOUSANDS                                                              RATE       DATE          VALUE
----------------------------------------------------------------------------------------------------------
             MEDIA CONGLOMERATES (0.1%)
$      100   AOL Time Warner Inc.                                       7.70%   05/01/32   $       117,152
       105   Time Warner, Inc.                                         6.625    05/15/29           108,308
                                                                                           ---------------
                                                                                                   225,460
                                                                                           ---------------
             MOTOR VEHICLES (0.3%)
       275   DaimlerChrysler North American Holdings Co.                7.30    01/15/12           306,669
       250   DaimlerChrysler North American Holdings Co.                8.50    01/18/31           299,575
       575   Ford Motor Co.                                             7.45    07/16/31           582,754
                                                                                           ---------------
                                                                                                 1,188,998
                                                                                           ---------------
             MULTI-LINE INSURANCE (0.2%)
       175   AIG SunAmerica Global Finance VI - 144A**                  6.30    05/10/11           193,944
       500   Farmers Exchange Capital - 144A**                          7.05    07/15/28           469,298
        25   Hartford Financial Services Group, Inc.                   2.375    06/01/06            24,889
       380   Hartford Financial Services Group, Inc.                    7.90    06/15/10           450,395
                                                                                           ---------------
                                                                                                 1,138,526
                                                                                           ---------------
             OIL & GAS PIPELINES (0.0%)
        75   Texas Eastern Transmission, L.P.                           7.00    07/15/32            83,250
                                                                                           ---------------
             OIL & GAS PRODUCTION (0.2%)
        45   Kerr-McGee Corp.                                          5.875    09/15/06            48,320
        80   Kerr-McGee Corp.                                          6.875    09/15/11            89,137
       130   Kerr-McGee Corp.                                          7.875    09/15/31           148,110
       130   Nexen Inc. (Canada)                                        5.05    11/20/13           128,471
        80   Pemex Project Funding Master Trust                         8.00    11/15/11            89,800
       195   Pemex Project Funding Master Trust                        8.625    02/01/22           216,938
       110   Pemex Project Funding Master Trust                        9.125    10/13/10           131,175
        25   Petro-Canada (Canada)                                      4.00    07/15/13            23,136
       115   Petro-Canada (Canada)                                      5.35    07/15/33           103,228
                                                                                           ---------------
                                                                                                   978,315
                                                                                           ---------------
             OIL REFINING/MARKETING (0.0%)
       115   Marathon Oil Corp.                                         6.80    03/15/32           123,561
                                                                                           ---------------
             OTHER CONSUMER SERVICES (0.0%)
        40   Cendant Corp.                                             7.125    03/15/15            45,256
       125   Cendant Corp.                                             7.375    01/15/13           143,578
                                                                                           ---------------
                                                                                                   188,834
                                                                                           ---------------
             OTHER METALS/MINERALS (0.1%)
       130   BHP Billiton Finance. (Australia)                          4.80    04/15/13           130,573
       230   Inco Ltd. (Canada)                                         7.20    09/15/32           252,225
        75   Inco Ltd. (Canada)                                         7.75    05/15/12            87,630
                                                                                           ---------------
                                                                                                   470,428
                                                                                           ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                             COUPON    MATURITY
THOUSANDS                                                              RATE       DATE          VALUE
----------------------------------------------------------------------------------------------------------
             PHARMACEUTICALS: MAJOR (0.0%)
$       90   Schering-Plough Corp.                                      5.30%   12/01/13   $        91,781
                                                                                           ---------------
             PUBLISHING: NEWSPAPERS (0.1%)
       445   News America Holdings, Inc.                                7.75    12/01/45           528,001
                                                                                           ---------------
             PULP & PAPER (0.1%)
       160   International Paper Co.                                    4.25    01/15/09           160,836
       160   MeadWestVaco Corp.                                         6.85    04/01/12           176,277
       100   Sappi Papier Holding AG - 144A** (Austria)                 6.75    06/15/12           109,527
                                                                                           ---------------
                                                                                                   446,640
                                                                                           ---------------
             REAL ESTATE DEVELOPMENT (0.1%)
       389   World Financial Properties - 144A**                        6.91    09/01/13           430,370
                                                                                           ---------------
             REAL ESTATE INVESTMENT TRUSTS (0.1%)
       260   EOP Operating LP                                          6.763    06/15/07           288,190
        45   EOP Operating LP                                           7.50    04/19/29            50,513
        40   Rouse Co. (The)                                           5.375    11/26/13            39,866
       115   Simon Property Group LP                                   6.375    11/15/07           126,932
       145   Vornado Realty Trust                                      5.625    06/15/07           154,930
                                                                                           ---------------
                                                                                                   660,431
                                                                                           ---------------
             SAVINGS BANKS (0.0%)
       165   Washington Mutual Bank                                     5.50    01/15/13           170,507
                                                                                           ---------------
             SERVICES TO THE HEALTH INDUSTRY (0.1%)
       185   Anthem Insurance - 144A**                                 9.125    04/01/10           232,858
                                                                                           ---------------
             TOBACCO (0.1%)
        95   Altria Group Inc.                                          7.00    11/04/13           101,527
       140   Altria Group, Inc.                                         7.75    01/15/27           151,476
                                                                                           ---------------
                                                                                                   253,003
                                                                                           ---------------
             WIRELESS TELECOMMUNICATIONS (0.1%)
       185   AT&T Wireless -Services Inc.                               8.75    03/01/31           229,066
                                                                                           ---------------
             TOTAL CORPORATE BONDS
              (COST $27,436,333)                                                                29,501,483
                                                                                           ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                             COUPON        MATURITY
THOUSANDS                                                              RATE           DATE                VALUE
--------------------------------------------------------------------------------------------------------------------
             U.S. GOVERNMENT AGENCY & OBLIGATIONS (12.6%)
$      790   Federal Home Mortgage Corp.                               5.125%       11/07/13         $       788,456
       625   U.S. Treasury Bond                                        6.125        08/15/29                 708,448
     2,450   U.S. Treasury Bond                                        8.125        08/15/19               3,310,180
     3,100   U.S. Treasury Bond                                        8.125        08/15/21               4,228,716
       500   U.S. Treasury Note                                         3.50        11/15/06                 516,973
    38,000   U.S. Treasury Note                                        3.625        05/15/13              36,537,912
     3,750   U.S. Treasury Note                                        3.875        02/15/13               3,672,071
       750   U.S. Treasury Note                                         6.50        02/15/10                 871,758
     2,900   U.S. Treasury Note                                        6.625        05/15/07               3,283,006
     3,000   U.S. Treasury Note                                         6.75        05/15/05               3,217,032
     2,950   U.S. Treasury Note                                        7.875        11/15/04               3,119,743
                                                                                                     ---------------
             TOTAL U.S. GOVERNMENT AGENCY & OBLIGATIONS
              (COST $59,149,651)                                                                          60,254,295
                                                                                                     ---------------
             U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (5.3%)
             Federal Home Loan Mortgage Corp. Gold
     1,114                                                              6.50   12/01/27 - 09/01/32         1,167,782
       233                                                              7.50        08/01/32                 249,955
       790                                                              8.00   01/01/30 - 12/01/30           851,311
               Federal Home Loan Mortgage Corp.
       368                                                              7.50   01/01/30 - 04/01/31           394,986
               Federal National Mortgage Assoc.
    11,200                                                              6.50           ++                 11,714,500
     2,600                                                              7.00           ++                  2,753,563
     1,812                                                              7.00   10/01/27 - 01/01/33         1,919,381
     2,975                                                              7.50   08/01/29 - 03/01/32         3,179,575
     2,974                                                              8.00   11/01/29 - 06/01/31         3,208,558
                                                                                                     ---------------
             TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES
              (COST $25,158,522)                                                                          25,439,611
                                                                                                     ---------------
             ASSET-BACKED SECURITIES (0.5%)
             FINANCE/RENTAL/LEASING
       700   American Express Credit Account                            5.53        10/15/08                 748,961
       915   Chase Credit Card Master Trust                             5.50        11/17/08                 983,672
       600   Citibank Credit Issuance Trust                             6.90        10/15/07                 650,453
         5   Daimler Chrysler Auto Trust 2002-A                         2.90        12/06/04                   5,273
       179   Harley-Davidson Motorcycle Trust 2002-1                    3.02        09/15/06                 179,863
                                                                                                     ---------------
             TOTAL ASSET-BACKED SECURITIES
              (COST $2,425,379)                                                                            2,568,222
                                                                                                     ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                             COUPON    MATURITY
THOUSANDS                                                              RATE       DATE          VALUE
----------------------------------------------------------------------------------------------------------
             FOREIGN GOVERNMENT OBLIGATIONS (0.2%)
$      300   United Mexican States Corp. (Mexico)                       8.00%   09/24/22   $       328,950
       380   United Mexican States Corp. (Mexico)                       8.30    08/15/31           429,400
                                                                                           ---------------
             TOTAL FOREIGN GOVERNMENT OBLIGATIONS
              (COST $716,833)                                                                      758,350
                                                                                           ---------------
             SHORT-TERM INVESTMENTS (a) (7.0%)
             U.S. GOVERNMENT AGENCY & OBLIGATIONS
    33,500   Federal Home Loan Bank                                     0.75    01/02/04        33,499,302
       100   U.S. Treasury Bills+                                      0.935    01/15/04            99,964
       150   U.S. Treasury Bills+                                       1.00    03/25/04           149,654
                                                                                           ---------------
             TOTAL SHORT -TERM INVESTMENTS
              (COST $33,748,916)                                                                33,748,920
                                                                                           ---------------
             TOTAL INVESTMENTS
              (COST $400,911,977) (b) (c)                                        102.3%        489,433,687
             LIABILITIES IN EXCESS OF OTHER ASSETS                                (2.3)        (11,142,509)
                                                                                 -----     ---------------
             NET ASSETS                                                          100.0%    $   478,291,178
                                                                                 =====     ===============

----------
   ADR AMERICAN DEPOSITORY RECEIPT.
   FSA FINANCIAL SECURITY ASSURANCE INC.
   *   NON-INCOME PRODUCING SECURITY.
   **  RESALE IS RESTRICTED TO QUALIFIED INSTITUTIONAL INVESTORS.
   + THESE SECURITIES HAVE BEEN PHYSICALLY SEGREGATED IN CONNECTION WITH OPEN FUTURES CONTRACTS.
   ++ SECURITY WAS PURCHASED ON A FORWARD COMMITMENT BASIS WITH AN APPROXIMATE PRINCIPAL AMOUNT AND NO DEFINITE MATURITY DATE; THE ACTUAL PRINCIPAL AMOUNT AND MATURITY DATE WILL BE DETERMINED UPON SETTLEMENT.
   (a) PURCHASED ON A DISCOUNT BASIS. THE INTEREST RATE SHOWN HAS BEEN ADJUSTED TO REFLECT A MONEY MARKET EQUIVALENT YIELD.
   (b) SECURITIES HAVE BEEN DESIGNATED AS COLLATERAL IN AN AMOUNT EQUAL TO $19,101,838 IN CONNECTION WITH SECURITIES PURCHASED ON A FORWARD COMMITMENT BASIS AND OPEN FUTURES CONTRACTS.
   (c) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS $401,925,043. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $91,451,736 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $3,943,092, RESULTING IN NET UNREALIZED APPRECIATION OF $87,508,644.

FUTURES CONTRACTS OPEN AT DECEMBER 31, 2003:

                                                                                         UNREALIZED
NUMBER OF                             DESCRIPTION/DELIVERY           UNDERLYING FACE    APPRECIATION
CONTRACTS    LONG/SHORT                 MONTH, AND YEAR              AMOUNT AT VALUE   (DEPRECIATION)
-----------------------------------------------------------------------------------------------------
    5          Long        U.S. Treasury Bond 20 Year, March 2004    $     546,563      $    4,088
    2          Short       U.S. Treasury Notes 5 Year, March 2004         (223,250)         (1,209)
   35          Short       U.S. Treasury Notes 10 Year, March 2004      (3,929,297)        (29,206)
                                                                                        ----------
     Net unrealized depreciation                                                        $  (26,327)
                                                                                        ==========

                        SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Variable Investment Series

FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2003

                                                                                                QUALITY
                                                              MONEY           LIMITED            INCOME             HIGH
                                                              MARKET          DURATION            PLUS              YIELD
                                                          ---------------  ---------------   ---------------   ---------------
ASSETS:
Investments in securities, at value*                      $   343,291,949  $   245,817,528   $   511,690,264   $    89,932,772
Cash                                                               11,354           94,662            42,965                --
Receivable for:
  Investments sold                                                     --          581,010           316,841                --
  Shares of beneficial interest sold                            3,254,102          330,326           385,732           352,001
  Dividends                                                            --               --                --                --
  Interest                                                         17,899        2,014,223         7,434,063         1,675,159
  Foreign withholding taxes reclaimed                                  --               --                --                --
  Variation margin                                                     --               --                --                --
Prepaid expenses and other assets                                   3,241            1,537             4,937             1,605
                                                          ---------------  ---------------   ---------------   ---------------
    TOTAL ASSETS                                              346,578,545      248,839,286       519,874,802        91,961,537
                                                          ---------------  ---------------   ---------------   ---------------
LIABILITIES:
Payable for:
  Investments purchased                                                --       58,236,800        14,866,060           133,900
  Shares of beneficial interest repurchased                       763,154          216,027           362,480           209,796
  Variation margin                                                     --           55,563           138,750                --
  Distribution fee (Class Y)                                       20,727           28,061            31,538             7,674
  Investment management fee                                       154,972           77,103           228,380            40,747
Accrued expenses and other payables                                53,368           33,219            62,749           101,089
                                                          ---------------  ---------------   ---------------   ---------------
    TOTAL LIABILITIES                                             992,221       58,646,773        15,689,957           493,206
                                                          ---------------  ---------------   ---------------   ---------------
    NET ASSETS                                            $   345,586,324  $   190,192,513   $   504,184,845   $    91,468,331
                                                          ===============  ===============   ===============   ===============
COMPOSITION OF NET ASSETS:
Paid-in-capital                                           $   345,586,083  $   192,455,875   $   509,043,436   $   412,818,150
Accumulated undistributed net investment income (loss)                241       (1,795,789)       (1,086,948)          400,451
Accumulated undistributed net realized gain (loss)                     --       (1,979,848)      (36,355,365)     (219,707,506)
Net unrealized appreciation (depreciation)                             --        1,512,275        32,583,722      (102,042,764)
                                                          ---------------  ---------------   ---------------   ---------------
    NET ASSETS                                            $   345,586,324  $   190,192,513   $   504,184,845   $    91,468,331
                                                          ===============  ===============   ===============   ===============
    *COST                                                 $   343,291,949  $   243,962,255   $   478,557,678   $   191,975,536
                                                          ===============  ===============   ===============   ===============
CLASS X SHARES:
Net Assets                                                $   251,778,529  $    64,576,475   $   363,555,412   $    56,161,992
Shares Outstanding (unlimited authorized
 shares of $.01 par value)                                    251,778,320        6,448,325        33,897,580        47,667,624
    NET ASSET VALUE PER SHARE                             $          1.00  $         10.01   $         10.73   $          1.18
                                                          ===============  ===============   ===============   ===============
CLASS Y SHARES:
Net Assets                                                $    93,807,795  $   125,616,038   $   140,629,433   $    35,306,339
Shares Outstanding (unlimited authorized
 shares of $.01 par value)                                     93,807,763       12,558,423        13,129,372        29,955,945
    NET ASSET VALUE PER SHARE                             $          1.00  $         10.00   $         10.71   $          1.18
                                                          ===============  ===============   ===============   ===============

----------
** INCLUDES FOREIGN CASH OF $317, $258,874 AND $28,062, RESPECTIVELY.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                                                                    GLOBAL
                                                                                INCOME           DIVIDEND          DIVIDEND
                                                             UTILITIES          BUILDER           GROWTH            GROWTH
                                                          ---------------   ---------------   ---------------   ---------------
ASSETS:
Investments in securities, at value*                      $   200,450,632   $    94,064,220   $   984,974,575   $   268,779,149
Cash                                                               10,149            67,950            84,012           290,708**
Receivable for:
  Investments sold                                              2,154,476           108,897                --            86,483
  Shares of beneficial interest sold                               38,392           103,320           285,743           270,432
  Dividends                                                       360,539           133,628         1,362,673           376,160
  Interest                                                        129,869           587,077                --                --
  Foreign withholding taxes reclaimed                                  --                --            13,120           180,644
  Variation margin                                                     --                --                --                --
Prepaid expenses and other assets                                   2,087             1,763             3,951             2,276
                                                          ---------------   ---------------   ---------------   ---------------
    TOTAL ASSETS                                              203,146,144        95,066,855       986,724,074       269,985,852
                                                          ---------------   ---------------   ---------------   ---------------
LIABILITIES:
Payable for:
  Investments purchased                                         1,684,878            45,942           399,721                --
  Shares of beneficial interest repurchased                       164,310           595,319         2,229,975           245,711
  Variation margin                                                     --                --                --                --
  Distribution fee (Class Y)                                        5,667             9,077            25,711             9,969
  Investment management fee                                       115,912            61,938           491,419           175,473
Accrued expenses and other payables                                51,926            21,866            93,601            59,840
                                                          ---------------   ---------------   ---------------   ---------------
    TOTAL LIABILITIES                                           2,022,693           734,142         3,240,427           490,993
                                                          ---------------   ---------------   ---------------   ---------------
    NET ASSETS                                            $   201,123,451   $    94,332,713   $   983,483,647   $   269,494,859
                                                          ===============   ===============   ===============   ===============
COMPOSITION OF NET ASSETS:
Paid-in-capital                                           $   187,466,643   $    96,089,332   $ 1,237,817,877   $   250,828,191
Accumulated undistributed net investment income (loss)            (37,026)          170,134             2,071         3,893,895
Accumulated undistributed net realized gain (loss)            (41,437,365)      (11,960,941)     (489,826,836)      (32,157,737)
Net unrealized appreciation (depreciation)                     55,131,199        10,034,188       235,490,535        46,930,510
                                                          ---------------   ---------------   ---------------   ---------------
    NET ASSETS                                            $   201,123,451   $    94,332,713   $   983,483,647   $   269,494,859
                                                          ===============   ===============   ===============   ===============
    *COST                                                 $   145,319,433   $    84,030,032   $   749,484,040   $   221,882,675
                                                          ===============   ===============   ===============   ===============
CLASS X SHARES:
Net Assets                                                $   175,190,791   $    51,889,917   $   865,039,021   $   221,971,038
Shares Outstanding (unlimited authorized
 shares of $.01 par value)                                     13,976,822         4,727,150        63,735,715        17,388,614
    NET ASSET VALUE PER SHARE                             $         12.53   $         10.98   $         13.57   $         12.77
                                                          ===============   ===============   ===============   ===============
CLASS Y SHARES:
Net Assets                                                $    25,932,660   $    42,442,796   $   118,444,626   $    47,523,821
Shares Outstanding (unlimited authorized
 shares of $.01 par value)                                      2,069,814         3,874,794         8,738,331         3,747,448
    NET ASSET VALUE PER SHARE                             $         12.53   $         10.95   $         13.55   $         12.68
                                                          ===============   ===============   ===============   ===============

                                                             EUROPEAN             PACIFIC                               S&P 500
                                                              GROWTH              GROWTH              EQUITY             INDEX
                                                          ---------------     ---------------     ---------------   ---------------
ASSETS:
Investments in securities, at value*                      $   234,105,354     $    31,818,361     $   715,533,795   $   268,149,889
Cash                                                              332,503**           515,130**            70,417             4,740
Receivable for:
  Investments sold                                                     --             158,303           8,870,598                --
  Shares of beneficial interest sold                              446,073             385,817             140,184           777,056
  Dividends                                                       331,015              17,998             508,238           346,348
  Interest                                                             --                  --                  --                --
  Foreign withholding taxes reclaimed                             219,684                  --                  --                --
  Variation margin                                                     --                  --                  --            23,635
Prepaid expenses and other assets                                   1,455                 688             133,735             1,906
                                                          ---------------     ---------------     ---------------   ---------------
    TOTAL ASSETS                                              235,436,084          32,896,297         725,256,967       269,303,574
                                                          ---------------     ---------------     ---------------   ---------------
LIABILITIES:
Payable for:
  Investments purchased                                                --               3,667           7,944,721                --
  Shares of beneficial interest repurchased                       165,393              24,779             468,923           226,439
  Variation margin                                                     --                  --                  --                --
  Distribution fee (Class Y)                                        7,778               1,582              22,042            28,326
  Investment management fee                                       195,078              26,875             319,663            91,854
Accrued expenses and other payables                                76,034              56,107              74,063            45,936
                                                          ---------------     ---------------     ---------------   ---------------
    TOTAL LIABILITIES                                             444,283             113,010           8,829,412           392,555
                                                          ---------------     ---------------     ---------------   ---------------
    NET ASSETS                                            $   234,991,801     $    32,783,287     $   716,427,555   $   268,911,019
                                                          ===============     ===============     ===============   ===============
COMPOSITION OF NET ASSETS:
Paid-in-capital                                           $   266,549,124     $    84,099,677     $ 1,224,081,183   $   297,798,214
Accumulated undistributed net investment income (loss)          2,393,784             191,925                 707         2,483,466
Accumulated undistributed net realized gain (loss)            (86,640,185)        (59,463,863)       (598,365,024)      (21,690,870)
Net unrealized appreciation (depreciation)                     52,689,078           7,955,548          90,710,689        (9,679,791)
                                                          ---------------     ---------------     ---------------   ---------------
    NET ASSETS                                            $   234,991,801     $    32,783,287     $   716,427,555   $   268,911,019
                                                          ===============     ===============     ===============   ===============
    *COST                                                 $   181,452,914     $    23,862,856     $   624,823,106   $   278,125,228
                                                          ===============     ===============     ===============   ===============
CLASS X SHARES:
Net Assets                                                $   198,423,932     $    25,232,668     $   616,027,306   $   135,767,195
Shares Outstanding (unlimited authorized
 shares of $.01 par value)                                     11,969,118           6,344,587          28,325,421        13,347,568
    NET ASSET VALUE PER SHARE                             $         16.58     $          3.98     $         21.75   $         10.17
                                                          ===============     ===============     ===============   ===============
CLASS Y SHARES:
Net Assets                                                $    36,567,869     $     7,550,619     $   100,400,249   $   133,143,824
Shares Outstanding (unlimited authorized
 shares of $.01 par value)                                      2,216,830           1,931,307           4,622,438        13,168,881
    NET ASSET VALUE PER SHARE                             $         16.50     $          3.91     $         21.72   $         10.11
                                                          ===============     ===============     ===============   ===============

                                                                       GLOBAL       AGGRESSIVE
                                                                      ADVANTAGE       EQUITY       INFORMATION     STRATEGIST
                                                                    -------------  -------------  -------------  -------------
ASSETS:
Investments in securities, at value*                                $  35,311,987  $  69,876,529  $  17,865,778  $ 489,433,687
Cash                                                                       21,084**           --        727,180         24,627
Receivable for:
  Investments sold                                                        307,861        187,078             --      2,729,851
  Shares of beneficial interest sold                                       69,471         40,812          8,620        270,846
  Dividends                                                                36,868         55,586          2,105        216,577
  Interest                                                                     17             59             --      1,110,320
  Foreign withholding taxes reclaimed                                       9,655             --             --             --
  Variation margin                                                             --             --             --             --
Prepaid expenses and other assets                                             410            668            168          3,329
                                                                    -------------  -------------  -------------  -------------
    TOTAL ASSETS                                                       35,757,353     70,160,732     18,603,851    493,789,237
                                                                    =============  =============  =============  =============
LIABILITIES:
Payable for:
  Investments purchased                                                   688,655             --         82,390     14,437,142
  Shares of beneficial interest repurchased                                51,676      1,195,634          7,342        758,438
  Variation margin                                                             --             --             --          5,094
  Distribution fee (Class Y)                                                1,988          5,823          2,816         19,677
  Investment management fee                                                19,715         45,834         12,044        212,499
Unrealized appreciation on open forward foreign currency contracts         61,299             --             --             --
Accrued expenses and other payables                                        28,027         30,686         20,952         65,209
                                                                    -------------  -------------  -------------  -------------
    TOTAL LIABILITIES                                                     851,360      1,277,977        125,544     15,498,059
                                                                    -------------  -------------  -------------  -------------
    NET ASSETS                                                      $  34,905,993  $  68,882,755  $  18,478,307  $ 478,291,178
                                                                    =============  =============  =============  =============
COMPOSITION OF NET ASSETS:
Paid-in-capital                                                     $  59,814,379  $ 120,413,145  $  23,437,375  $ 406,595,316
Accumulated undistributed net investment income (loss)                     66,893          3,069            (20)      (428,480)
Accumulated undistributed net realized gain (loss)                    (27,972,264)   (62,575,314)    (7,638,623)   (16,371,041)
Net unrealized appreciation (depreciation)                              2,996,985     11,041,855      2,679,575     88,495,383
                                                                    -------------  -------------  -------------  -------------
    NET ASSETS                                                      $  34,905,993  $  68,882,755  $  18,478,307  $ 478,291,178
                                                                    =============  =============  =============  =============
    *COST                                                           $  32,255,672  $  58,834,690  $  15,186,203  $ 400,911,977
                                                                    =============  =============  =============  =============
CLASS X SHARES:
Net Assets                                                          $  25,598,327  $  42,363,405  $   5,288,835  $ 388,356,215
Shares Outstanding (unlimited authorized shares of $.01 par value)      3,505,750      4,271,115      1,102,413     25,322,463
    NET ASSET VALUE PER SHARE                                       $        7.30  $        9.92  $        4.80  $       15.34
                                                                    =============  =============  =============  =============
CLASS Y SHARES:
Net Assets                                                          $   9,307,666  $  26,519,350  $  13,189,472  $  89,934,963
Shares Outstanding (unlimited authorized shares of $.01 par value)      1,280,333      2,690,421      2,764,145      5,870,199
    NET ASSET VALUE PER SHARE                                       $        7.27  $        9.86  $        4.77  $       15.32
                                                                    =============  =============  =============  =============

----------
** INCLUDES FOREIGN CASH OF $21,084.

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                                                     QUALITY
                                                                        MONEY        LIMITED         INCOME          HIGH
                                                                       MARKET        DURATION         PLUS           YIELD
                                                                    -------------  -------------  -------------  -------------
INVESTMENT INCOME:
INCOME
Interest                                                            $   5,283,496  $   4,632,664  $  30,934,305  $  11,078,513
Dividends                                                                      --             --             --          1,171
                                                                    -------------  -------------  -------------  -------------
    TOTAL INCOME                                                        5,283,496      4,632,664     30,934,305     11,079,684
                                                                    -------------  -------------  -------------  -------------
EXPENSES
Investment management fee                                               2,181,869        823,570      2,638,454        374,498
Distribution fee (Class Y shares)                                         267,574        271,626        329,914         55,972
Professional fees                                                          35,596         26,075         32,808         85,438
Custodian fees                                                             29,221         42,648         71,116         27,783
Shareholder reports and notices                                            29,741         16,919         36,597         16,304
Trustees' fees and expenses                                                 3,827          1,484          4,587            447
Transfer agent fees and expenses                                              500            500            500            500
Other                                                                      10,831         13,043         23,747         19,074
                                                                    -------------  -------------  -------------  -------------
    TOTAL EXPENSES                                                      2,559,159      1,195,865      3,137,723        580,016
Less: amounts waived/reimbursed                                                --             --             --             --
                                                                    -------------  -------------  -------------  -------------
    NET EXPENSES                                                        2,559,159      1,195,865      3,137,723        580,016
                                                                    -------------  -------------  -------------  -------------
    NET INVESTMENT INCOME                                               2,724,337      3,436,799     27,796,582     10,499,668
                                                                    -------------  -------------  -------------  -------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
NET REALIZED GAIN (LOSS) ON:
Investments                                                                 2,013        799,428     12,751,332    (48,313,416)
Futures contracts                                                              --       (285,094)    (2,703,649)            --
Foreign exchange transactions                                                  --             --             --             --
                                                                    -------------  -------------  -------------  -------------
      NET GAIN (LOSS)                                                       2,013        514,334     10,047,683    (48,313,416)
                                                                    -------------  -------------  -------------  -------------
NET CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments                                                                    --       (195,653)     2,626,161     55,212,404
Futures contracts                                                              --        (35,575)     1,171,800             --
Translation of forward foreign currency contracts, other
 assets and liabilities denominated in foreign currencies                      --             --             --             --
                                                                    -------------  -------------  -------------  -------------
      NET APPRECIATION (DEPRECIATION)                                          --       (231,228)     3,797,961     55,212,404
                                                                    -------------  -------------  -------------  -------------
      NET GAIN                                                              2,013        283,106     13,845,644      6,898,988
                                                                    -------------  -------------  -------------  -------------
NET INCREASE                                                        $   2,726,350  $   3,719,905  $  41,642,226  $  17,398,656
                                                                    =============  =============  =============  =============

                        SEE NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                                      INCOME            DIVIDEND
                                                                  UTILITIES           BUILDER            GROWTH
                                                               ---------------    ---------------    ---------------
INVESTMENT INCOME:
INCOME
Interest                                                       $       784,167    $     1,728,620    $       127,543
Dividends                                                            6,414,370*         1,305,454*        22,409,784*
                                                               ---------------    ---------------    ---------------
    TOTAL INCOME                                                     7,198,537          3,034,074         22,537,327
                                                               ---------------    ---------------    ---------------
EXPENSES
Investment management fee                                            1,286,270            553,630          5,121,875
Distribution fee (Class Y shares)                                       55,454             61,192            221,949
Professional fees                                                       37,485             20,610             39,302
Custodian fees                                                          13,391             25,448             48,627
Shareholder reports and notices                                         33,653              8,019             94,318
Trustees' fees and expenses                                              1,520                993              8,000
Transfer agent fees and expenses                                           500                500                500
Other                                                                    6,503              2,247             17,413
                                                               ---------------    ---------------    ---------------
    TOTAL EXPENSES                                                   1,434,776            672,639          5,551,984
Less: amounts waived/reimbursed                                             --                 --                 --
                                                               ---------------    ---------------    ---------------
    NET EXPENSES                                                     1,434,776            672,639          5,551,984
                                                               ---------------    ---------------    ---------------
    NET INVESTMENT INCOME (LOSS)                                     5,763,761          2,361,435         16,985,343
                                                               ---------------    ---------------    ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
NET REALIZED GAIN (LOSS) ON:
Investments                                                          3,887,937            353,749        (23,459,182)
Futures contracts                                                           --                 --                 --
Foreign exchange transactions                                               --                 --                 --
                                                               ---------------    ---------------    ---------------
      NET GAIN (LOSS)                                                3,887,937            353,749        (23,459,182)
                                                               ---------------    ---------------    ---------------
NET CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments                                                         21,595,966         11,983,794        229,267,144
Futures contracts                                                           --                 --                 --
Translation of forward foreign currency contracts, other
 assets and liabilities denominated in foreign currencies                   --                 --                 --
                                                               ---------------    ---------------    ---------------
      NET APPRECIATION (DEPRECIATION)                               21,595,966         11,983,794        229,267,144
                                                               ---------------    ---------------    ---------------
      NET GAIN                                                      25,483,903         12,337,543        205,807,962
                                                               ---------------    ---------------    ---------------
NET INCREASE                                                   $    31,247,664    $    14,698,978    $   222,793,305
                                                               ===============    ===============    ===============

                                                                    GLOBAL
                                                                   DIVIDEND
                                                                    GROWTH
                                                               ---------------
INVESTMENT INCOME:
INCOME
Interest                                                       $       111,205
Dividends                                                            5,685,804*
                                                               ---------------
    TOTAL INCOME                                                     5,797,009
                                                               ---------------
EXPENSES
Investment management fee                                            1,708,092
Distribution fee (Class Y shares)                                       74,318
Professional fees                                                       40,400
Custodian fees                                                          69,368
Shareholder reports and notices                                         33,703
Trustees' fees and expenses                                              1,756
Transfer agent fees and expenses                                           500
Other                                                                    8,336
                                                               ---------------
    TOTAL EXPENSES                                                   1,936,473
Less: amounts waived/reimbursed                                             --
                                                               ---------------
    NET EXPENSES                                                     1,936,473
                                                               ---------------
    NET INVESTMENT INCOME (LOSS)                                     3,860,536
                                                               ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
NET REALIZED GAIN (LOSS) ON:
Investments                                                        (11,310,868)
Futures contracts                                                           --
Foreign exchange transactions                                           77,886
                                                               ---------------
      NET GAIN (LOSS)                                              (11,232,982)
                                                               ---------------
NET CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments                                                         73,419,594
Futures contracts                                                           --
Translation of forward foreign currency contracts, other
 assets and liabilities denominated in foreign currencies              (59,011)
                                                               ---------------
      NET APPRECIATION (DEPRECIATION)                               73,360,583
                                                               ---------------
      NET GAIN                                                      62,127,601
                                                               ---------------
NET INCREASE                                                   $    65,988,137
                                                               ===============

----------
*  NET OF $14,950, $6,018, $261,989, $389,559, $654,901, $50,291, $23,356,
   $38,556, $3,555, $208, AND $37,766, FOREIGN WITHHOLDING TAX, RESPECTIVELY.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                   EUROPEAN          PACIFIC
                                                                    GROWTH            GROWTH             EQUITY
                                                               ---------------    ---------------    ---------------
INVESTMENT INCOME:
INCOME
Interest                                                       $        52,196    $        13,282    $       629,469
Dividends                                                            4,710,583*           448,615*         5,524,202*
                                                               ---------------    ---------------    ---------------
    TOTAL INCOME                                                     4,762,779            461,897          6,153,671
                                                               ---------------    ---------------    ---------------
EXPENSES
Investment management fee                                            1,970,388            251,123          3,404,846
Distribution fee (Class Y shares)                                       66,347             13,918            200,408
Professional fees                                                       40,525             43,491             38,626
Custodian fees                                                         103,419             64,676             36,056
Shareholder reports and notices                                         36,214             11,645             70,430
Trustees' fees and expenses                                              1,591                126              4,987
Transfer agent fees and expenses                                           500                500                500
Other                                                                    8,592              9,484             11,552
                                                               ---------------    ---------------    ---------------
    TOTAL EXPENSES                                                   2,227,576            394,963          3,767,405
Less: amounts waived/reimbursed                                             --                 --                 --
                                                               ---------------    ---------------    ---------------
    NET EXPENSES                                                     2,227,576            394,963          3,767,405
                                                               ---------------    ---------------    ---------------
    NET INVESTMENT INCOME (LOSS)                                     2,535,203             66,934          2,386,266
                                                               ---------------    ---------------    ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
NET REALIZED GAIN (LOSS) ON:
Investments                                                          3,433,518            698,787         42,501,983
Futures contracts                                                           --                 --                 --
Foreign exchange transactions                                         (119,176)            35,830                (10)
                                                               ---------------    ---------------    ---------------
      NET GAIN (LOSS)                                                3,314,342            734,617         42,501,973
                                                               ---------------    ---------------    ---------------
NET CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments                                                         49,250,761          8,395,644         94,888,228
Futures contracts                                                           --                 --                 --
Translation of forward foreign currency contracts, other
 assets and liabilities denominated in foreign currencies              (67,209)            (2,490)                --
                                                               ---------------    ---------------    ---------------
      NET APPRECIATION (DEPRECIATION)                               49,183,552          8,393,154         94,888,228
                                                               ---------------    ---------------    ---------------
      NET GAIN                                                      52,497,894          9,127,771        137,390,201
                                                               ---------------    ---------------    ---------------
NET INCREASE                                                   $    55,033,097    $     9,194,705    $   139,776,467
                                                               ===============    ===============    ===============

                                                                   S&P 500            GLOBAL            AGGRESSIVE
                                                                    INDEX            ADVANTAGE            EQUITY
                                                               ---------------    ---------------    ---------------
INVESTMENT INCOME:
INCOME
Interest                                                       $       106,345    $         2,650    $        34,928
Dividends                                                            3,582,802            525,642*           559,185*
                                                               ---------------    ---------------    ---------------
    TOTAL INCOME                                                     3,689,147            528,292            594,113
                                                               ---------------    ---------------    ---------------
EXPENSES
Investment management fee                                              834,257            190,822            461,157
Distribution fee (Class Y shares)                                      223,491             15,846             54,408
Professional fees                                                       27,200             27,623             27,500
Custodian fees                                                          56,236             40,225             35,181
Shareholder reports and notices                                         22,054             10,070              9,906
Trustees' fees and expenses                                              1,480                550              1,233
Transfer agent fees and expenses                                           500                500                500
Other                                                                   24,013              4,697              1,072
                                                               ---------------    ---------------    ---------------
    TOTAL EXPENSES                                                   1,189,231            290,333            590,957
Less: amounts waived/reimbursed                                         (1,398)                --                 --
                                                               ---------------    ---------------    ---------------
    NET EXPENSES                                                     1,187,833            290,333            590,957
                                                               ---------------    ---------------    ---------------
    NET INVESTMENT INCOME (LOSS)                                     2,501,314            237,959              3,156
                                                               ---------------    ---------------    ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
NET REALIZED GAIN (LOSS) ON:
Investments                                                           (770,520)         1,053,382          2,937,612
Futures contracts                                                    2,207,443                 --           (858,683)
Foreign exchange transactions                                               --           (164,540)                28
                                                               ---------------    ---------------    ---------------
      NET GAIN (LOSS)                                                1,436,923            888,842          2,078,957
                                                               ---------------    ---------------    ---------------
NET CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments                                                         49,568,770          7,042,774         12,607,867
Futures contracts                                                      399,072                 --              2,649
Translation of forward foreign currency contracts, other
 assets and liabilities denominated in foreign currencies                   --             33,094                 16
                                                               ---------------    ---------------    ---------------
      NET APPRECIATION (DEPRECIATION)                               49,967,842          7,075,868         12,610,532
                                                               ---------------    ---------------    ---------------
      NET GAIN                                                      51,404,765          7,964,710         14,689,489
                                                               ---------------    ---------------    ---------------
NET INCREASE                                                   $    53,906,079    $     8,202,669    $    14,692,645
                                                               ===============    ===============    ===============

                                                                 INFORMATION        STRATEGIST
                                                               ---------------    ---------------
INVESTMENT INCOME:
INCOME
Interest                                                       $         4,337    $     4,588,144
Dividends                                                               23,713*         3,459,827*
                                                               ---------------    ---------------
    TOTAL INCOME                                                        28,050          8,047,971
                                                               ---------------    ---------------
EXPENSES
Investment management fee                                               86,124          2,199,426
Distribution fee (Class Y shares)                                       20,823            174,930
Professional fees                                                       29,819             33,484
Custodian fees                                                           9,116              9,712
Shareholder reports and notices                                          2,730             33,179
Trustees' fees and expenses                                                 26              4,189
Transfer agent fees and expenses                                           500                500
Other                                                                      203             20,071
                                                               ---------------    ---------------
    TOTAL EXPENSES                                                     149,341          2,475,491
Less: amounts waived/reimbursed                                             --                 --
                                                               ---------------    ---------------
    NET EXPENSES                                                       149,341          2,475,491
                                                               ---------------    ---------------
    NET INVESTMENT INCOME (LOSS)                                      (121,291)         5,572,480
                                                               ---------------    ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
NET REALIZED GAIN (LOSS) ON:
Investments                                                          1,934,657         28,090,516
Futures contracts                                                           --           (190,697)
Foreign exchange transactions                                               --                 --
                                                               ---------------    ---------------
      NET GAIN (LOSS)                                                1,934,657         27,899,819
                                                               ---------------    ---------------
NET CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments                                                          3,533,996         69,222,380
Futures contracts                                                           --            103,400
Translation of forward foreign currency contracts, other
 assets and liabilities denominated in foreign currencies                   --                 --
                                                               ---------------    ---------------
      NET APPRECIATION (DEPRECIATION)                                3,533,996         69,325,780
                                                               ---------------    ---------------
      NET GAIN                                                       5,468,653         97,225,599
                                                               ---------------    ---------------
NET INCREASE                                                   $     5,347,362    $   102,798,079
                                                               ===============    ===============

STATEMENTS OF CHANGES IN NET ASSETS

                                                                     MONEY MARKET                     LIMITED DURATION
                                                          ---------------------------------   ---------------------------------
                                                            FOR THE YEAR      FOR THE YEAR      FOR THE YEAR      FOR THE YEAR
                                                               ENDED             ENDED              ENDED             ENDED
                                                            DECEMBER 31,      DECEMBER 31,      DECEMBER 31,      DECEMBER 31,
                                                                2003             2002               2003              2002
                                                          ---------------   ---------------   ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income                                     $     2,724,337   $     6,999,655   $     3,436,799   $     2,413,128
Net realized gain (loss)                                            2,013             4,412           514,334           (32,940)
Net change in unrealized appreciation/depreciation                     --                --          (231,228)        1,496,416
                                                          ---------------   ---------------   ---------------   ---------------
    NET INCREASE (DECREASE)                                     2,726,350         7,004,067         3,719,905         3,876,604
                                                          ---------------   ---------------   ---------------   ---------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
  Class X shares                                               (2,268,741)       (5,792,334)       (2,794,033)       (1,769,375)
  Class Y shares                                                 (455,562)       (1,207,303)       (3,921,588)       (1,506,322)
Net realized gain
  Class X shares                                                   (1,512)           (3,516)               --          (139,296)
  Class Y shares                                                     (501)             (896)               --          (149,587)
Paid-in-capital
  Class X shares                                                       --                --                --                --
  Class Y shares                                                       --                --                --                --
                                                          ---------------   ---------------   ---------------   ---------------
    TOTAL DIVIDENDS AND DISTRIBUTIONS                          (2,726,316)       (7,004,049)       (6,715,621)       (3,564,580)
                                                          ---------------   ---------------   ---------------   ---------------

Net increase (decrease) from transactions in shares of
 beneficial interest                                         (220,737,105)        7,605,450        46,912,540        95,055,920
                                                          ---------------   ---------------   ---------------   ---------------
    TOTAL INCREASE (DECREASE)                                (220,737,071)        7,605,468        43,916,824        95,367,944

NET ASSETS:
Beginning of period                                           566,323,395       558,717,927       146,275,689        50,907,745
                                                          ---------------   ---------------   ---------------   ---------------
END OF PERIOD                                             $   345,586,324   $   566,323,395   $   190,192,513   $   146,275,689
                                                          ===============   ===============   ===============   ===============
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)                $           241   $           207   $    (1,795,789)  $      (546,264)
                                                          ===============   ===============   ===============   ===============

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                    QUALITY INCOME PLUS                  HIGH YIELD
                                                          ---------------------------------   ---------------------------------
                                                            FOR THE YEAR      FOR THE YEAR     FOR THE YEAR      FOR THE YEAR
                                                               ENDED             ENDED             ENDED             ENDED
                                                            DECEMBER 31,      DECEMBER 31,      DECEMBER 31,      DECEMBER 31,
                                                                2003             2002              2003               2002
                                                          ---------------   ---------------   ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income                                     $    27,796,582   $    28,055,125   $    10,499,668   $    13,431,873
Net realized gain (loss)                                       10,047,683       (16,521,578)      (48,313,416)     (101,843,236)
Net change in unrealized appreciation/depreciation              3,797,961        16,025,089        55,212,404        83,852,766
                                                          ---------------   ---------------   ---------------   ---------------
    NET INCREASE (DECREASE)                                    41,642,226        27,558,636        17,398,656        (4,558,597)
                                                          ---------------   ---------------   ---------------   ---------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
  Class X shares                                              (22,357,497)      (26,334,574)       (5,140,708)       (9,986,834)
  Class Y shares                                               (7,209,569)       (4,484,243)       (2,078,548)       (1,561,818)
Net realized gain
  Class X shares                                                       --                --                --                --
  Class Y shares                                                       --                --                --                --
Paid-in-capital
  Class X shares                                                       --                --                --                --
  Class Y shares                                                       --                --                --                --
                                                          ---------------   ---------------   ---------------   ---------------
    TOTAL DIVIDENDS AND DISTRIBUTIONS                         (29,567,066)      (30,818,817)       (7,219,256)      (11,548,652)
                                                          ---------------   ---------------   ---------------   ---------------

Net increase (decrease) from transactions in shares of
 beneficial interest                                          (33,837,319)       22,334,581        24,989,484         1,773,123
                                                          ---------------   ---------------   ---------------   ---------------
    TOTAL INCREASE (DECREASE)                                 (21,762,159)       19,074,400        35,168,884       (14,334,126)

NET ASSETS:
Beginning of period                                           525,947,004       506,872,604        56,299,447        70,633,573
                                                          ---------------   ---------------   ---------------   ---------------
END OF PERIOD                                             $   504,184,845   $   525,947,004   $    91,468,331   $    56,299,447
                                                          ===============   ===============   ===============   ===============
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)                $    (1,086,948)  $      (719,143)  $       400,451   $     1,420,806
                                                          ===============   ===============   ===============   ===============

                                                                      UTILITIES
                                                          ---------------------------------
                                                            FOR THE YEAR      FOR THE YEAR
                                                                ENDED             ENDED
                                                            DECEMBER 31,      DECEMBER 31,
                                                                2003              2002
                                                          ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income                                     $     5,763,761   $     7,802,988
Net realized gain (loss)                                        3,887,937       (44,545,494)
Net change in unrealized appreciation/depreciation             21,595,966       (40,169,796)
                                                          ---------------   ---------------
    NET INCREASE (DECREASE)                                    31,247,664       (76,912,302)
                                                          ---------------   ---------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
  Class X shares                                               (5,177,658)       (7,221,157)
  Class Y shares                                                 (623,013)         (628,892)
Net realized gain
  Class X shares                                                       --                --
  Class Y shares                                                       --                --
Paid-in-capital
  Class X shares                                                       --                --
  Class Y shares                                                       --                --
                                                          ---------------   ---------------
    TOTAL DIVIDENDS AND DISTRIBUTIONS                          (5,800,671)       (7,850,049)
                                                          ---------------   ---------------

Net increase (decrease) from transactions in shares of
 beneficial interest                                          (34,416,677)      (57,443,499)
                                                          ---------------   ---------------
    TOTAL INCREASE (DECREASE)                                  (8,969,684)     (142,205,850)

NET ASSETS:
Beginning of period                                           210,093,135       352,298,985
                                                          ---------------   ---------------
END OF PERIOD                                             $   201,123,451   $   210,093,135
                                                          ===============   ===============
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)                $       (37,026)  $       (33,006)
                                                          ===============   ===============

                                                                     INCOME BUILDER                     DIVIDEND GROWTH
                                                          ---------------------------------   ---------------------------------
                                                            FOR THE YEAR     FOR THE YEAR      FOR THE YEAR      FOR THE YEAR
                                                               ENDED             ENDED             ENDED             ENDED
                                                            DECEMBER 31,     DECEMBER 31,       DECEMBER 31,      DECEMBER 31,
                                                                2003             2002              2003              2002
                                                          ---------------   ---------------   ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)                              $     2,361,435   $     2,798,739   $    16,985,343   $    22,207,128
Net realized gain (loss)                                          353,749        (3,702,533)      (23,459,182)      (95,135,907)
Net change in unrealized appreciation/depreciation             11,983,794        (4,731,395)      229,267,144      (147,775,909)
                                                          ---------------   ---------------   ---------------   ---------------
    NET INCREASE (DECREASE)                                    14,698,978        (5,635,189)      222,793,305      (220,704,688)
                                                          ---------------   ---------------   ---------------   ---------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
  Class X shares                                               (1,567,438)       (2,321,867)      (15,603,344)      (20,721,813)
  Class Y shares                                                 (820,336)         (459,033)       (1,554,814)       (1,310,473)
Net realized gain
  Class X shares                                                       --                --                --                --
  Class Y shares                                                       --                --                --                --
Paid-in-capital
  Class X shares                                                       --           (52,835)               --                --
  Class Y shares                                                       --           (10,445)               --                --
                                                          ---------------   ---------------   ---------------   ---------------
    TOTAL DIVIDENDS AND DISTRIBUTIONS                          (2,387,774)       (2,844,180)      (17,158,158)      (22,032,286)
                                                          ---------------   ---------------   ---------------   ---------------

Net increase (decrease) from transactions in shares of
 beneficial interest                                           18,586,671         1,707,222      (112,930,564)     (185,740,464)
                                                          ---------------   ---------------   ---------------   ---------------
    TOTAL INCREASE (DECREASE)                                  30,897,875        (6,772,147)       92,704,583      (428,477,438)

NET ASSETS:
Beginning of period                                            63,434,838        70,206,985       890,779,064     1,319,256,502
                                                          ---------------   ---------------   ---------------   ---------------
END OF PERIOD                                             $    94,332,713   $    63,434,838   $   983,483,647   $   890,779,064
                                                          ===============   ===============   ===============   ===============
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)                $       170,134   $        25,827   $         2,071   $       174,886
                                                          ===============   ===============   ===============   ===============

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                  GLOBAL DIVIDEND GROWTH                EUROPEAN GROWTH
                                                          ---------------------------------   ---------------------------------
                                                            FOR THE YEAR     FOR THE YEAR      FOR THE YEAR      FOR THE YEAR
                                                                ENDED            ENDED             ENDED             ENDED
                                                            DECEMBER 31,     DECEMBER 31,      DECEMBER 31,       DECEMBER 31,
                                                                2003             2002              2003              2002
                                                          ---------------   ---------------   ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)                              $     3,860,536   $     5,129,674   $     2,535,203   $     2,218,556
Net realized gain (loss)                                      (11,232,982)       (9,131,788)        3,314,342       (34,064,548)
Net change in unrealized appreciation/depreciation             73,360,583       (30,639,518)       49,183,552       (25,955,595)
                                                          ---------------   ---------------   ---------------   ---------------
    NET INCREASE (DECREASE)                                    65,988,137       (34,641,632)       55,033,097       (57,801,587)
                                                          ---------------   ---------------   ---------------   ---------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
  Class X shares                                               (4,025,728)       (4,363,093)       (1,679,461)       (3,701,424)
  Class Y shares                                                 (554,987)         (292,241)         (177,270)         (432,667)
Net realized gain
  Class X shares                                                       --                --                --                --
  Class Y shares                                                       --                --                --                --
Paid-in-capital
  Class X shares                                                       --                --                --                --
  Class Y shares                                                       --                --                --                --
                                                          ---------------   ---------------   ---------------   ---------------
    TOTAL DIVIDENDS AND DISTRIBUTIONS                          (4,580,715)       (4,655,334)       (1,856,731)       (4,134,091)
                                                          ---------------   ---------------   ---------------   ---------------

Net increase (decrease) from transactions in shares of
 beneficial interest                                          (13,916,253)      (34,351,216)      (33,470,120)      (59,832,715)
                                                          ---------------   ---------------   ---------------   ---------------
    TOTAL INCREASE (DECREASE)                                  47,491,169       (73,648,182)       19,706,246      (121,768,393)

NET ASSETS:
Beginning of period                                           222,003,690       295,651,872       215,285,555       337,053,948
                                                          ---------------   ---------------   ---------------   ---------------
END OF PERIOD                                             $   269,494,859   $   222,003,690   $   234,991,801   $   215,285,555
                                                          ===============   ===============   ===============   ===============
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)                $     3,893,895   $     4,129,869   $     2,393,784   $     1,834,488
                                                          ===============   ===============   ===============   ===============

                                                                   PACIFIC GROWTH
                                                          --------------------------------
                                                           FOR THE YEAR      FOR THE YEAR
                                                               ENDED             ENDED
                                                            DECEMBER 31,      DECEMBER 31,
                                                               2003              2002
                                                          ---------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)                              $        66,934   $     (148,851)
Net realized gain (loss)                                          734,617       (6,414,154)
Net change in unrealized appreciation/depreciation              8,393,154        4,815,928
                                                          ---------------   --------------
    NET INCREASE (DECREASE)                                     9,194,705       (1,747,077)
                                                          ---------------   --------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
  Class X shares                                                       --               --
  Class Y shares                                                       --               --
Net realized gain
  Class X shares                                                       --               --
  Class Y shares                                                       --               --
Paid-in-capital
  Class X shares                                                       --               --
  Class Y shares                                                       --               --
                                                          ---------------   --------------
    TOTAL DIVIDENDS AND DISTRIBUTIONS                                  --               --
                                                          ---------------   --------------

Net increase (decrease) from transactions in shares of
 beneficial interest                                              828,091      (10,271,042)
                                                          ---------------   --------------
    TOTAL INCREASE (DECREASE)                                  10,022,796      (12,018,119)

NET ASSETS:
Beginning of period                                            22,760,491       34,778,610
                                                          ---------------   --------------
END OF PERIOD                                             $    32,783,287   $   22,760,491
                                                          ===============   ==============
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)                $       191,925   $      (11,751)
                                                          ===============   ==============

                                                                        EQUITY                          S&P 500 INDEX
                                                          ---------------------------------   ---------------------------------
                                                            FOR THE YEAR      FOR THE YEAR      FOR THE YEAR      FOR THE YEAR
                                                               ENDED             ENDED              ENDED             ENDED
                                                            DECEMBER 31,      DECEMBER 31,      DECEMBER 31,      DECEMBER 31,
                                                               2003               2002              2003              2002
                                                          ---------------   ---------------   ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income                                     $     2,386,266   $     2,974,469   $     2,501,314   $     2,055,605
Net realized gain (loss)                                       42,501,973      (122,619,756)        1,436,923       (14,284,210)
Net change in unrealized appreciation/depreciation             94,888,228       (92,810,144)       49,967,842       (38,250,441)
                                                          ---------------   ---------------   ---------------   ---------------
    NET INCREASE (DECREASE)                                   139,776,467      (212,455,431)       53,906,079       (50,479,046)
                                                          ---------------   ---------------   ---------------   ---------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
  Class X shares                                               (2,272,886)       (2,854,513)       (1,247,793)       (1,398,086)
  Class Y shares                                                 (112,702)         (118,747)         (794,354)         (510,806)
Net realized gain
  Class X shares                                                       --                --                --                --
  Class Y shares                                                       --                --                --                --
Paid-in-capital
  Class X shares                                                       --                --                --                --
  Class Y shares                                                       --                --                --                --
                                                          ---------------   ---------------   ---------------   ---------------
    TOTAL DIVIDENDS AND DISTRIBUTIONS                          (2,385,588)       (2,973,260)       (2,042,147)       (1,908,892)
                                                          ---------------   ---------------   ---------------   ---------------

Net increase (decrease) from transactions in shares of
 beneficial interest                                         (107,925,224)     (181,053,876)       43,281,336        14,554,285
                                                          ---------------   ---------------   ---------------   ---------------
    TOTAL INCREASE (DECREASE)                                  29,465,655      (396,482,567)       95,145,268       (37,833,653)

NET ASSETS:
Beginning of period                                           686,961,900     1,083,444,467       173,765,751       211,599,404
                                                          ---------------   ---------------   ---------------   ---------------
END OF PERIOD                                             $   716,427,555   $   686,961,900   $   268,911,019   $   173,765,751
                                                          ===============   ===============   ===============   ===============
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)                $           707   $            39   $     2,483,466   $     2,044,342
                                                          ===============   ===============   ===============   ===============

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                  GLOBAL ADVANTAGE                    AGGRESSIVE EQUITY
                                                          ---------------------------------   ---------------------------------
                                                            FOR THE YEAR     FOR THE YEAR       FOR THE YEAR      FOR THE YEAR
                                                               ENDED             ENDED             ENDED             ENDED
                                                            DECEMBER 31,      DECEMBER 31,      DECEMBER 31,      DECEMBER 31,
                                                                2003             2002              2003               2002
                                                          ---------------   ---------------   ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income                                     $       237,959   $       248,780   $         3,156   $         4,004
Net realized gain (loss)                                          888,842       (13,144,428)        2,078,957       (13,615,676)
Net change in unrealized appreciation/depreciation              7,075,868         4,529,045        12,610,532        (4,925,802)
                                                          ---------------   ---------------   ---------------   ---------------
    NET INCREASE (DECREASE)                                     8,202,669        (8,366,603)       14,692,645       (18,537,474)
                                                          ---------------   ---------------   ---------------   ---------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
  Class X shares                                                 (254,851)         (262,674)           (3,022)         (166,751)
  Class Y shares                                                  (53,778)          (36,835)               --           (18,474)
Net realized gain
  Class X shares                                                       --                --                --                --
  Class Y shares                                                       --                --                --                --
Paid-in-capital
  Class X shares                                                       --                --                --                --
  Class Y shares                                                       --                --                --                --
                                                          ---------------   ---------------   ---------------   ---------------
    TOTAL DIVIDENDS AND DISTRIBUTIONS                            (308,629)         (299,509)           (3,022)         (185,225)
                                                          ---------------   ---------------   ---------------   ---------------

Net increase (decrease) from transactions in shares of
 beneficial interest                                           (1,083,892)       (9,190,552)       (3,106,247)      (12,047,208)
                                                          ---------------   ---------------   ---------------   ---------------
    TOTAL INCREASE (DECREASE)                                   6,810,148       (17,856,664)       11,583,376       (30,769,907)

NET ASSETS:
Beginning of period                                            28,095,845        45,952,509        57,299,379        88,069,286
                                                          ---------------   ---------------   ---------------   ---------------
END OF PERIOD                                             $    34,905,993   $    28,095,845   $    68,882,755   $    57,299,379
                                                          ===============   ===============   ===============   ===============
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)                $        66,893   $       302,103   $         3,069   $         2,907
                                                          ===============   ===============   ===============   ===============

                                                                     INFORMATION                         STRATEGIST
                                                          ---------------------------------   ---------------------------------
                                                            FOR THE YEAR      FOR THE YEAR      FOR THE YEAR     FOR THE YEAR
                                                                ENDED            ENDED             ENDED            ENDED
                                                            DECEMBER 31,      DECEMBER 31,      DECEMBER 31,      DECEMBER 31,
                                                                2003              2002              2003             2002
                                                          ---------------   ---------------   ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income                                     $      (121,291)  $       (92,460)  $     5,572,480   $     7,154,159
Net realized gain (loss)                                        1,934,657        (4,993,333)       27,899,819       (19,044,209)
Net change in unrealized appreciation/depreciation              3,533,996          (507,970)       69,325,780       (41,747,792)
                                                          ---------------   ---------------   ---------------   ---------------
    NET INCREASE (DECREASE)                                     5,347,362        (5,593,763)      102,798,079       (53,637,842)
                                                          ---------------   ---------------   ---------------   ---------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
  Class X shares                                                       --           (30,365)       (6,275,620)       (6,886,291)
  Class Y shares                                                       --           (66,715)       (1,066,493)         (756,901)
Net realized gain
  Class X shares                                                       --                --                --                --
  Class Y shares                                                       --                --                --                --
Paid-in-capital
  Class X shares                                                       --                --                --                --
  Class Y shares                                                       --                --                --                --
                                                          ---------------   ---------------   ---------------   ---------------
    TOTAL DIVIDENDS AND DISTRIBUTIONS                                  --           (97,080)       (7,342,113)       (7,643,192)
                                                          ---------------   ---------------   ---------------   ---------------

Net increase (decrease) from transactions in shares of
 beneficial interest                                            6,062,821           898,104       (47,069,604)      (79,355,318)
                                                          ---------------   ---------------   ---------------   ---------------
    TOTAL INCREASE (DECREASE)                                  11,410,183        (4,792,739)       48,386,362      (140,636,352)

NET ASSETS:
Beginning of period                                             7,068,124        11,860,863       429,904,816       570,541,168
                                                          ---------------   ---------------   ---------------   ---------------
END OF PERIOD                                             $    18,478,307   $     7,068,124   $   478,291,178   $   429,904,816
                                                          ===============   ===============   ===============   ===============
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)                $           (20)  $            --   $      (428,480)  $       671,238
                                                          ===============   ===============   ===============   ===============

SUMMARY OF TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

                                                                     MONEY MARKET                     LIMITED DURATION
                                                          ---------------------------------   ---------------------------------
                                                            FOR THE YEAR      FOR THE YEAR      FOR THE YEAR      FOR THE YEAR
                                                                ENDED            ENDED             ENDED             ENDED
                                                            DECEMBER 31,      DECEMBER 31,      DECEMBER 31,      DECEMBER 31,
                                                                2003              2002              2003              2002
                                                          ---------------   ---------------   ---------------   ---------------
CLASS X SHARES
SHARES
Sold                                                        1,108,150,876     1,918,283,666         5,498,655        25,914,862
Reinvestment of dividends and distributions                     2,270,253         5,795,850           277,008           188,205
Redeemed                                                   (1,291,459,876)   (1,944,027,739)       (6,549,081)      (21,423,422)
                                                          ---------------   ---------------   ---------------   ---------------
NET INCREASE (DECREASE) - CLASS X                            (181,038,747)      (19,948,223)         (773,418)        4,679,645
                                                          ===============   ===============   ===============   ===============
AMOUNT
Sold                                                      $ 1,108,150,876   $ 1,918,283,666   $    55,652,864   $   262,864,326
Reinvestment of dividends and distributions                     2,270,253         5,795,850         2,794,033         1,908,671
Redeemed                                                   (1,291,459,876)   (1,944,027,739)      (66,160,364)     (217,321,442)
                                                          ---------------   ---------------   ---------------   ---------------
NET INCREASE (DECREASE) - CLASS X                         $  (181,038,747)  $   (19,948,223)  $    (7,713,467)  $    47,451,555
                                                          ===============   ===============   ===============   ===============
CLASS Y SHARES
SHARES
Sold                                                          415,144,318       742,832,094         8,466,631        17,728,282
Reinvestment of dividends and distributions                       456,063         1,208,199           389,602           163,491
Redeemed                                                     (455,298,739)     (716,486,620)       (3,459,951)      (13,196,108)
                                                          ---------------   ---------------   ---------------   ---------------
NET INCREASE (DECREASE) - CLASS Y                             (39,698,358)       27,553,673         5,396,282         4,695,665
                                                          ===============   ===============   ===============   ===============
AMOUNT
Sold                                                      $   415,144,318   $   742,832,094   $    85,572,547   $   179,856,089
Reinvestment of dividends and distributions                       456,063         1,208,199         3,921,588         1,655,909
Redeemed                                                     (455,298,739)     (716,486,620)      (34,868,128)     (133,907,633)
                                                          ---------------   ---------------   ---------------   ---------------
NET INCREASE (DECREASE) - CLASS Y                         $   (39,698,358)  $    27,553,673   $    54,626,007   $    47,604,365
                                                          ===============   ===============   ===============   ===============

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                 QUALITY INCOME PLUS                     HIGH YIELD
                                                          ---------------------------------   ---------------------------------
                                                            FOR THE YEAR      FOR THE YEAR      FOR THE YEAR      FOR THE YEAR
                                                               ENDED             ENDED             ENDED             ENDED
                                                            DECEMBER 31,      DECEMBER 31,      DECEMBER 31,      DECEMBER 31,
                                                                2003              2002              2003              2002
                                                          ---------------   ---------------   ---------------   ---------------
CLASS X SHARES
SHARES
Sold                                                           14,028,768         9,063,202        84,530,448        19,630,159
Reinvestment of dividends and distributions                     2,104,316         2,545,310         4,692,508         8,732,139
Redeemed                                                      (22,682,862)      (14,088,321)      (85,873,525)      (32,407,531)
                                                          ---------------   ---------------   ---------------   ---------------
NET INCREASE (DECREASE) - CLASS X                              (6,549,778)       (2,479,809)        3,349,431        (4,045,233)
                                                          ===============   ===============   ===============   ===============
AMOUNT
Sold                                                      $   148,757,216   $    94,087,982   $    92,895,496   $    21,983,986
Reinvestment of dividends and distributions                    22,357,497        26,334,574         5,140,708         9,986,834
Redeemed                                                     (240,703,490)     (146,127,931)      (94,627,569)      (36,936,248)
                                                          ---------------   ---------------   ---------------   ---------------
NET INCREASE (DECREASE) - CLASS X                         $   (69,588,777)  $   (25,705,375)  $     3,408,635   $    (4,965,428)
                                                          ===============   ===============   ===============   ===============
CLASS Y SHARES
SHARES
Sold                                                            7,145,160         5,815,121        24,236,295         6,050,788
Reinvestment of dividends and distributions                       679,194           434,088         1,877,306         1,396,336
Redeemed                                                       (4,469,055)       (1,611,448)       (6,664,212)       (1,558,850)
                                                          ---------------   ---------------   ---------------   ---------------
NET INCREASE (DECREASE) - CLASS Y                               3,355,299         4,637,761        19,449,389         5,888,274
                                                          ===============   ===============   ===============   ===============
AMOUNT
Sold                                                      $    75,751,102   $    60,240,389   $    26,835,313   $     6,952,039
Reinvestment of dividends and distributions                     7,209,569         4,484,243         2,078,548         1,561,818
Redeemed                                                      (47,209,213)      (16,684,676)       (7,333,012)       (1,775,306)
                                                          ---------------   ---------------   ---------------   ---------------
NET INCREASE (DECREASE) - CLASS Y                         $    35,751,458   $    48,039,956   $    21,580,849   $     6,738,551
                                                          ===============   ===============   ===============   ===============

                                                                      UTILITIES
                                                          ---------------------------------
                                                            FOR THE YEAR      FOR THE YEAR
                                                               ENDED             ENDED
                                                            DECEMBER 31,      DECEMBER 31,
                                                                2003              2002
                                                          ---------------   ---------------
CLASS X SHARES
SHARES
Sold                                                            3,359,747         3,341,658
Reinvestment of dividends and distributions                       446,777           612,949
Redeemed                                                       (7,099,772)       (8,939,650)
                                                          ---------------   ---------------
NET INCREASE (DECREASE) - CLASS X                              (3,293,248)       (4,985,043)
                                                          ===============   ===============
AMOUNT
Sold                                                      $    38,768,473   $    40,967,559
Reinvestment of dividends and distributions                     5,177,658         7,221,157
Redeemed                                                      (81,126,816)     (108,012,444)
                                                          ---------------   ---------------
NET INCREASE (DECREASE) - CLASS X                         $   (37,180,685)  $   (59,823,728)
                                                          ===============   ===============
CLASS Y SHARES
SHARES
Sold                                                              525,077           684,043
Reinvestment of dividends and distributions                        53,523            53,888
Redeemed                                                         (342,236)         (572,092)
                                                          ---------------   ---------------
NET INCREASE (DECREASE) - CLASS Y                                 236,364           165,839
                                                          ===============   ===============
AMOUNT
Sold                                                      $     6,059,684   $     8,533,034
Reinvestment of dividends and distributions                       623,013           628,892
Redeemed                                                       (3,918,689)       (6,781,697)
                                                          ---------------   ---------------
NET INCREASE (DECREASE) - CLASS Y                         $     2,764,008   $     2,380,229
                                                          ===============   ===============

                                                                   INCOME BUILDER                      DIVIDEND GROWTH
                                                          ---------------------------------   ---------------------------------
                                                           FOR THE YEAR      FOR THE YEAR      FOR THE YEAR      FOR THE YEAR
                                                               ENDED             ENDED             ENDED             ENDED
                                                           DECEMBER 31,      DECEMBER 31,      DECEMBER 31,      DECEMBER 31,
                                                               2003              2002              2003              2002
                                                          ---------------   ---------------   ---------------   ---------------
CLASS X SHARES
SHARES
Sold                                                            1,265,904         1,254,862         9,197,720         4,791,625
Reinvestment of dividends and distributions                       156,531           243,175         1,328,455         1,746,196
Redeemed                                                       (1,972,448)       (2,162,527)      (22,557,659)      (24,140,772)
                                                          ---------------   ---------------   ---------------   ---------------
NET DECREASE - CLASS X                                           (550,013)         (664,490)      (12,031,484)      (17,602,951)
                                                          ===============   ===============   ===============   ===============
AMOUNT
Sold                                                      $    12,664,895   $    12,803,133   $   111,066,698   $    59,891,024
Reinvestment of dividends and distributions                     1,567,438         2,374,702        15,603,344        20,721,813
Redeemed                                                      (19,663,818)      (21,593,270)     (265,830,593)     (294,154,417)
                                                          ---------------   ---------------   ---------------   ---------------
NET DECREASE - CLASS X                                    $    (5,431,485)  $    (6,415,435)  $  (139,160,551)  $  (213,541,580)
                                                          ===============   ===============   ===============   ===============
CLASS Y SHARES
SHARES
Sold                                                            2,736,011         1,052,010         3,313,300         5,403,484
Reinvestment of dividends and distributions                        80,325            48,913           131,370           112,479
Redeemed                                                         (429,075)         (287,808)       (1,260,220)       (3,446,809)
                                                          ---------------   ---------------   ---------------   ---------------
NET INCREASE - CLASS Y                                          2,387,261           813,115         2,184,450         2,069,154
                                                          ===============   ===============   ===============   ===============
AMOUNT
Sold                                                      $    27,510,014   $    10,459,623   $    39,442,575   $    66,221,357
Reinvestment of dividends and distributions                       820,336           469,478         1,554,814         1,310,473
Redeemed                                                       (4,312,194)       (2,806,444)      (14,767,402)      (39,730,714)
                                                          ---------------   ---------------   ---------------   ---------------
NET INCREASE (DECREASE) - CLASS Y                         $    24,018,156   $     8,122,657   $    26,229,987   $    27,801,116
                                                          ===============   ===============   ===============   ===============

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                GLOBAL DIVIDEND GROWTH                 EUROPEAN GROWTH
                                                          ---------------------------------   ---------------------------------
                                                           FOR THE YEAR      FOR THE YEAR      FOR THE YEAR      FOR THE YEAR
                                                               ENDED             ENDED             ENDED             ENDED
                                                           DECEMBER 31,      DECEMBER 31,      DECEMBER 31,      DECEMBER 31,
                                                               2003              2002              2003              2002
                                                          ---------------   ---------------   ---------------   ---------------
CLASS X SHARES
SHARES
Sold                                                           13,731,764         4,837,950         4,697,566        38,479,604
Reinvestment of dividends and distributions                       380,504           381,056           122,588           238,494
Redeemed                                                      (17,088,902)       (9,706,391)       (7,741,181)      (42,745,618)
                                                          ---------------   ---------------   ---------------   ---------------
NET DECREASE - CLASS X                                         (2,976,634)       (4,487,385)       (2,921,027)       (4,027,520)
                                                          ===============   ===============   ===============   ===============
AMOUNT
Sold                                                      $   146,153,575   $    50,145,124   $    60,812,381   $   532,098,976
Reinvestment of dividends and distributions                     4,025,728         4,363,093         1,679,461         3,701,424
Redeemed                                                     (181,733,606)     (102,195,029)     (101,888,462)     (599,835,773)
                                                          ---------------   ---------------   ---------------   ---------------
NET DECREASE - CLASS X                                    $   (31,554,303)  $   (47,686,812)  $   (39,396,620)  $   (64,035,373)
                                                          ===============   ===============   ===============   ===============
CLASS Y SHARES
SHARES
Sold                                                            1,993,697         1,498,162         7,493,352        16,761,185
Reinvestment of dividends and distributions                        52,755            25,635            12,987            27,986
Redeemed                                                         (436,179)         (304,514)       (7,004,193)      (16,327,206)
                                                          ---------------   ---------------   ---------------   ---------------
NET INCREASE - CLASS Y                                          1,610,273         1,219,283           502,146           461,965
                                                          ===============   ===============   ===============   ===============
AMOUNT
Sold                                                      $    21,704,285   $    16,189,529   $    95,020,828   $   244,323,934
Reinvestment of dividends and distributions                       554,987           292,241           177,270           432,667
Redeemed                                                       (4,621,222)       (3,146,174)      (89,271,598)     (240,553,943)
                                                          ---------------   ---------------   ---------------   ---------------
NET INCREASE (DECREASE) - CLASS Y                         $    17,638,050   $    13,335,596   $     5,926,500   $     4,202,658
                                                          ===============   ===============   ===============   ===============

                                                                   PACIFIC GROWTH
                                                          ---------------------------------
                                                           FOR THE YEAR      FOR THE YEAR
                                                               ENDED             ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2003              2002
                                                          ---------------   ---------------
CLASS X SHARES
SHARES
Sold                                                           13,810,153       166,710,798
Reinvestment of dividends and distributions                            --                --
Redeemed                                                      (14,019,334)     (168,480,958)
                                                          ---------------   ---------------
NET DECREASE - CLASS X                                           (209,181)       (1,770,160)
                                                          ===============   ===============
AMOUNT
Sold                                                      $    46,145,793   $   595,500,814
Reinvestment of dividends and distributions                            --                --
Redeemed                                                      (46,910,301)     (605,716,905)
                                                          ---------------   ---------------
NET DECREASE - CLASS X                                    $      (764,508)  $   (10,216,091)
                                                          ===============   ===============
CLASS Y SHARES
SHARES
Sold                                                           47,909,231        44,153,972
Reinvestment of dividends and distributions                            --                --
Redeemed                                                      (46,844,536)      (43,699,779)
                                                          ---------------   ---------------
NET INCREASE - CLASS Y                                          1,064,695           454,193
                                                          ===============   ===============
AMOUNT
Sold                                                      $   145,619,136   $   161,302,075
Reinvestment of dividends and distributions                            --                --
Redeemed                                                     (144,026,537)     (161,357,026)
                                                          ---------------   ---------------
NET INCREASE (DECREASE) - CLASS Y                         $     1,592,599   $       (54,951)
                                                          ===============   ===============

                                                                       EQUITY                        S&P 500 INDEX
                                                          --------------------------------  --------------------------------
                                                           FOR THE YEAR     FOR THE YEAR     FOR THE YEAR     FOR THE YEAR
                                                               ENDED            ENDED            ENDED            ENDED
                                                           DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                               2003             2002             2003             2002
                                                          ---------------  ---------------  ---------------  ---------------
CLASS X SHARES
SHARES
Sold                                                            2,113,400        1,402,328       10,710,124        3,558,131
Reinvestment of dividends and distributions                       119,985          153,309          140,834          155,689
Redeemed                                                       (8,908,219)     (11,665,697)     (11,283,041)      (5,729,100)
                                                          ---------------  ---------------  ---------------  ---------------
NET INCREASE (DECREASE) - CLASS X                              (6,674,834)     (10,110,060)        (432,083)      (2,015,280)
                                                          ===============  ===============  ===============  ===============
AMOUNT
Sold                                                      $    41,342,799  $    28,206,319  $    92,522,181  $    32,462,597
Reinvestment of dividends and distributions                     2,272,886        2,854,513        1,247,793        1,398,086
Redeemed                                                     (170,128,915)    (231,717,120)     (97,796,423)     (50,991,401)
                                                          ---------------  ---------------  ---------------  ---------------
NET INCREASE (DECREASE) - CLASS X                         $  (126,513,230) $  (200,656,288) $    (4,026,449) $   (17,130,718)
                                                          ===============  ===============  ===============  ===============
CLASS Y SHARES
SHARES
Sold                                                            1,622,535        1,624,208        7,059,201        4,629,136
Reinvestment of dividends and distributions                         6,107            6,661           90,063           57,073
Redeemed                                                         (657,715)        (678,196)      (1,852,233)      (1,234,529)
                                                          ---------------  ---------------  ---------------  ---------------
NET INCREASE - CLASS Y                                            970,927          952,673        5,297,031        3,451,680
                                                          ===============  ===============  ===============  ===============
AMOUNT
Sold                                                      $    31,091,542  $    32,780,255  $    62,541,731  $    41,774,805
Reinvestment of dividends and distributions                       112,702          118,747          794,354          510,806
Redeemed                                                      (12,616,238)     (13,296,590)     (16,028,300)     (10,600,608)
                                                          ---------------  ---------------  ---------------  ---------------
NET INCREASE - CLASS Y                                    $    18,588,006  $    19,602,412  $    47,307,785  $    31,685,003
                                                          ===============  ===============  ===============  ===============

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                  GLOBAL ADVANTAGE                 AGGRESSIVE EQUITY
                                                          --------------------------------  --------------------------------
                                                           FOR THE YEAR     FOR THE YEAR     FOR THE YEAR     FOR THE YEAR
                                                               ENDED            ENDED            ENDED            ENDED
                                                           DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                               2003             2002             2003             2002
                                                          ---------------  ---------------  ---------------  ---------------
CLASS X SHARES
SHARES
Sold                                                            3,292,222        1,262,216        1,167,538          509,630
Reinvestment of dividends and distributions                        41,439           39,981              354           18,446
Redeemed                                                       (3,889,142)      (2,833,620)      (1,944,514)      (2,283,437)
                                                          ---------------  ---------------  ---------------  ---------------
NET INCREASE (DECREASE) - CLASS X                                (555,481)      (1,531,423)        (776,622)      (1,755,361)
                                                          ===============  ===============  ===============  ===============
AMOUNT
Sold                                                      $    20,294,849  $     7,546,151  $    10,499,504  $     4,830,784
Reinvestment of dividends and distributions                       254,851          262,674            3,022          166,751
Redeemed                                                      (23,946,230)     (17,689,544)     (17,149,920)     (20,770,890)
                                                          ---------------  ---------------  ---------------  ---------------
NET INCREASE (DECREASE) - CLASS X                         $    (3,396,530) $    (9,880,719) $    (6,647,394) $   (15,773,355)
                                                          ===============  ===============  ===============  ===============
CLASS Y SHARES
SHARES
Sold                                                              494,198          337,613        2,813,215          898,928
Reinvestment of dividends and distributions                         8,773            5,624               --            2,048
Redeemed                                                         (155,369)        (232,485)      (2,363,838)        (493,572)
                                                          ---------------  ---------------  ---------------  ---------------
NET INCREASE - CLASS Y                                            347,602          110,752          449,377          407,404
                                                          ===============  ===============  ===============  ===============
AMOUNT
Sold                                                      $     3,210,322  $     2,165,042  $    22,908,980  $     8,064,893
Reinvestment of dividends and distributions                        53,778           36,835               --           18,474
Redeemed                                                         (951,462)      (1,511,710)     (19,367,833)      (4,357,220)
                                                          ---------------  ---------------  ---------------  ---------------
NET INCREASE - CLASS Y                                    $     2,312,638  $       690,167  $     3,541,147  $     3,726,147
                                                          ===============  ===============  ===============  ===============

                                                                    INFORMATION                        STRATEGIST
                                                          --------------------------------  --------------------------------
                                                           FOR THE YEAR     FOR THE YEAR     FOR THE YEAR     FOR THE YEAR
                                                               ENDED            ENDED            ENDED            ENDED
                                                           DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                               2003             2002             2003             2002
                                                          ---------------  ---------------  ---------------  ---------------
CLASS X SHARES
SHARES
Sold                                                            3,028,652        1,231,320        1,711,035        2,231,806
Reinvestment of dividends and distributions                            --            8,879          459,068          533,612
Redeemed                                                       (2,597,748)      (1,403,794)      (6,965,843)     (10,138,810)
                                                          ---------------  ---------------  ---------------  ---------------
NET INCREASE (DECREASE) - CLASS X                                 430,904         (163,595)      (4,795,740)      (7,373,392)
                                                          ===============  ===============  ===============  ===============
AMOUNT
Sold                                                      $    12,328,220  $     4,977,166  $    23,549,134  $    29,626,858
Reinvestment of dividends and distributions                            --           30,365        6,275,620        6,886,291
Redeemed                                                      (10,473,055)      (5,635,114)     (93,516,489)    (132,429,889)
                                                          ---------------  ---------------  ---------------  ---------------
NET INCREASE (DECREASE) - CLASS X                         $     1,855,165  $      (627,583) $   (63,691,735) $   (95,916,740)
                                                          ===============  ===============  ===============  ===============
CLASS Y SHARES
SHARES
Sold                                                            1,613,088        1,480,252        1,852,862        2,032,687
Reinvestment of dividends and distributions                            --           19,507           77,477           59,152
Redeemed                                                         (552,483)      (1,198,346)        (728,767)        (861,112)
                                                          ---------------  ---------------  ---------------  ---------------
NET INCREASE - CLASS Y                                          1,060,605          301,413        1,201,572        1,230,727
                                                          ===============  ===============  ===============  ===============
AMOUNT
Sold                                                      $     6,168,489  $     6,091,649  $    25,365,405  $    26,882,788
Reinvestment of dividends and distributions                            --           66,715        1,066,493          756,901
Redeemed                                                       (1,960,833)      (4,632,677)      (9,809,767)     (11,078,267)
                                                          ---------------  ---------------  ---------------  ---------------
NET INCREASE - CLASS Y                                    $     4,207,656  $     1,525,687  $    16,622,131  $    16,561,422
                                                          ===============  ===============  ===============  ===============

Morgan Stanley Variable Investment Series

NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 2003

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Variable Investment Series (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund is offered exclusively to life insurance companies in connection with particular life insurance and/or annuity contracts they offer.

The Fund, organized on February 25, 1983 as a Massachusetts business trust, consists of sixteen Portfolios ("Portfolios") which commenced operations as follows:

                          COMMENCEMENT OF
PORTFOLIO                   OPERATIONS
----------------------   -----------------
Money Market                 March 9, 1984
Limited Duration               May 4, 1999
Quality Income Plus          March 1, 1987
High Yield                   March 9, 1984
Utilities                    March 1, 1990
Income Builder            January 21, 1997
Dividend Growth              March 1, 1990
Global Dividend Growth   February 23, 1994
European Growth              March 1, 1991
Pacific Growth           February 23, 1994
Equity                       March 9, 1984
S&P 500 Index                 May 18, 1998
Global Advantage              May 18, 1998
Aggressive Equity              May 4, 1999
Information               November 6, 2000
Strategist                   March 1, 1987

On June 5, 2000, the Fund commenced offering one additional class of shares (Class Y shares). The two classes are identical except that Class Y shares incur distribution expenses. Class X shares are generally available to holders of contracts offered by Paragon Life Insurance Company and other contracts offered before May 1, 2000. Class Y shares are available to holders of contracts offered on or after June 5, 2000.

The investment objectives of each Portfolio are as follows:

       PORTFOLIO                                        INVESTMENT OBJECTIVE
-----------------------   ---------------------------------------------------------------------------------
Money Market              Seeks high current income, preservation of capital and liquidity by investing in short-term money market instruments.

Limited Duration          Seeks to provide a high level of current income consistent with the preservation of capital, by investing primarily in bonds issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities and investment grade corporate and other types of bonds including asset-backed securities.

Quality Income Plus       Seeks, as its primary objective, to earn a high level of current income and, as a secondary objective, capital appreciation, but only when consistent with its primary objective, by investing primarily in U.S. Government securities and higher-rated fixed income securities.

High Yield                Seeks, as its primary objective, to earn a high level of current income and, as a secondary objective, capital appreciation, but only when consistent with its primary objective, by investing primarily in lower-rated fixed income securities.

       PORTFOLIO                                        INVESTMENT OBJECTIVE
-----------------------   ---------------------------------------------------------------------------------
Utilities                 Seeks both capital appreciation and current income by investing in equity and fixed income securities of companies engaged in the utilities industry.

Income Builder            Seeks, as its primary objective, to earn reasonable income and, as a secondary objective, growth of capital by investing primarily in income-producing equity securities.

Dividend Growth           Seeks to provide reasonable current income and long-term growth of income and capital by investing primarily in common stocks of companies with a record of paying dividends and the potential for increasing dividends.

Global Dividend Growth    Seeks to provide reasonable current income and long-term growth of income and capital by investing primarily in common stocks of companies, issued by issuers worldwide, with a record of paying dividends and the potential for increasing dividends.

European Growth           Seeks to maximize the capital appreciation of its investments by investing primarily in securities issued by issuers located in Europe.

Pacific Growth            Seeks to maximize the capital appreciation of its investments by investing primarily in securities issued by issuers located in Asia, Australia and New
                          Zealand.

Equity                    Seeks, as its primary objective, capital growth and, as a secondary objective, income, but only when consistent with its primary objective, by investing primarily in equity securities and securities convertible into equity securities.

S&P 500 Index             Seeks to provide investment results that, before expenses, correspond to the total return of the Standards & Poor's 500 Composite Stock Price Index (the "S&P
                          500 Index") by investing primarily in common stocks included in the S&P 500
                          Index.

Global Advantage          Seeks long-term capital growth by investing at least 65% of its assets in equity securities of companies located throughout the world (including the U.S.).

Aggressive Equity         Seeks long-term capital growth by investing primarily in equity securities of companies that offer the potential for superior earnings growth.

Information               Seeks long-term capital appreciation by investing primarily in common stocks and investment grade convertible securities of companies throughout the world that are engaged in the communications and information industry.

Strategist                Seeks a high total investment return through a fully managed investment policy utilizing equity, investment grade fixed income and money market securities and writing covered options.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- Money Market: securities are valued at amortized cost which approximates market value. All remaining Portfolios: (1) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange, or other exchange is valued at its latest sale price, prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price;
(2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) futures are valued at the latest price published by the commodities exchange on which they trade; (6) when market quotations are not readily available, or Morgan Stanley Investment Advisors Inc. (the "Investment Manager") (and/or, in the case of Global Dividend Growth, European Growth and Global Advantage, by Morgan Stanley Investment Management Limited ("MSIML") and/or in the case of Pacific Growth, by Morgan Stanley Asset & Investment Trust Management Co., Limited ("MSAITM") or Morgan Stanley Investment Management Company ("MSIMC")) determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Trustees or by the Investment Manager using a pricing service and/or procedures approved by the Trustees of the Fund; (7) certain of the Fund's portfolio securities may be valued by an outside pricing service approved by the Trustees and; (8) short-term debt securities having a maturity date of more than sixty days at the time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends on foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Interest income is accrued daily except where collection is not expected. The Fund amortizes premiums and accretes discounts over the life of the respective securities.

C. REPURCHASE AGREEMENTS -- The Fund may invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. FUTURES CONTRACTS -- A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments, known as variation margin, are recorded by the Fund as unrealized gains or losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

F. FOREIGN CURRENCY TRANSLATION AND FORWARD FOREIGN CURRENCY CONTRACTS -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. Federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

G. FEDERAL INCOME TAX POLICY -- It is the Fund's policy to comply individually for each Portfolio with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

H. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the ex-dividend date.

I. EXPENSES -- Direct expenses are charged to the respective Portfolio and general Fund expenses are allocated on the basis of relative net assets or equally among the Portfolios. The expense offset represents a reduction of the custodian fees for earnings on cash balances maintained by a Portfolio.

J. USE OF ESTIMATES -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS

Pursuant to an Investment Management Agreement (the "Agreement"), the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to each Portfolios' net assets determined at the close of each business day:

Money Market -- 0.50% to the portion of daily net assets not exceeding $500 million; 0.425% to the portion of daily net assets exceeding $500 million but not exceeding $750 million and 0.375% to the portion of daily net assets exceeding $750 million.

Limited Duration -- 0.45%.

Quality Income Plus -- 0.50% to the portion of daily net assets not exceeding $500 million and 0.45% to the portion of daily net assets exceeding $500 million.

High Yield -- 0.50% to the portion of daily net assets not exceeding $500 million and 0.425% to the portion of daily net assets exceeding $500 million.

Utilities -- 0.65% to the portion of daily net assets not exceeding $500 million; 0.55% to the portion of daily net assets exceeding $500 million but not exceeding $1 billion and 0.525% to the portion of daily net assets exceeding $1 billion.

Income Builder -- 0.75%.

Dividend Growth -- 0.625% to the portion of daily net assets not exceeding $500 million; 0.50% to the portion of daily net assets exceeding $500 million but not exceeding $1 billion; 0.475% to the portion of daily net assets exceeding $1 billion but not exceeding $2 billion; 0.45% to the portion of daily net assets exceeding $2 billion but not exceeding $3 billion and 0.425% to the portion of daily net assets exceeding $3 billion.

Global Dividend Growth -- 0.75% to the portion of daily net assets not exceeding $1 billion and 0.725% to the portion of daily net assets exceeding $1 billion.

European Growth -- 0.95% to the portion of daily net assets not exceeding $500 million and 0.90% to the portion of daily net assets exceeding $500 million.

Pacific Growth -- 0.95%.

Equity -- 0.50% to the portion of daily net assets not exceeding $1 billion; 0.475% to the portion of daily net assets exceeding $1 billion but not exceeding $2 billion and 0.45% to the portion of daily net assets exceeding $2 billion.

S&P 500 Index -- 0.40%.

Global Advantage -- 0.65%.

Information -- 0.75%

Aggressive Equity -- 0.75%.

Strategist -- 0.50% to the portion of daily net assets not exceeding $1.5 billion and 0.475% to the portion of daily net assets exceeding $1.5 billion.

Effective August 11, 2003, in the case of European Growth, the Investment Manager entered into a new Sub-Advisory Agreement with MSIML, thereby replacing the previous Sub-Advisory Agreement with Morgan Stanley Investment Management Inc. (the "Former Sub-Advisor"). Under both the current and the previous Sub-Advisory Agreements, the Sub-Advisor invests European Growth's assets including the placing of orders for the purchase and sale of portfolio securities. As compensation for its services provided pursuant to the Sub-Advisory Agreements, the Investment Manager paid the Sub-Advisor compensation of $320,948 for the period August 11 through December 31, 2003 and paid the Former Sub-Advisor compensation of $467,207 for the period January 1, 2003 through August 10, 2003.

Effective August 11, 2003, in the case of Global Dividend Growth and Global Advantage, the Investment Manager entered into a Sub-Advisory Agreement with MSIML. Under the Sub-Advisory Agreement, MSIML invests Global Dividend Growth's and Global Advantage's assets including the placing of orders for the purchase and sale of portfolio securities. As compensation for its services provided pursuant to the Sub-Advisory Agreement, the Investment Manager paid the Sub-Advisor compensation of $288,186 and $36,510, respectively for the period August 11 through December 31, 2003.

Effective August 11, 2003, in the case of Pacific Growth, the Investment Manager entered into two new Sub-Advisory Agreements with MSAITM and MSIMC thereby replacing the previous Sub-Advisory Agreement with the Former Sub-Advisor. Under both the current and the previous Sub-Advisory Agreements, the Sub-Advisor invests Pacific Growth's assets including the placing of orders for the purchase and sale of portfolio securities. As compensation for its services provided pursuant to the Sub-Advisory Agreements, the Investment Manager paid MSAITM compensation of $23,053 for the period August 11 through December 31, 2003, paid MSIMC compensation of $21,195 for the period August 11 through December 31, 2003 and paid the Former Sub-Advisor compensation of $56,201 for the period January 1, 2003 through August 10, 2003. Collectively, MSIML, MSAITM and MSIMC are referred to as the " Sub-Advisors".

The Investment Manager has agreed to assume all operating expenses (except for distribution fees) and to waive its compensation to the extent that such expenses and compensation on an annualized basis exceed 0.50% of the daily net assets of S&P 500 Index.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager and Sub-Advisors. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. Under the Plan, Class Y shares of each Portfolio bear a distribution fee which is accrued daily and paid monthly at the annual rate of 0.25% of the average daily net assets of the class.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

Purchases and sales/prepayments maturities of portfolio securities, excluding short-term investments (except Money Market), for the year ended December 31, 2003 were as follows:

                              U.S. GOVERNMENT SECURITIES                      OTHER
                          ----------------------------------   ------------------------------------
                                           SALES/PREPAYMENTS                      SALES/PREPAYMENTS
                            PURCHASES         MATURITIES           PURCHASES          MATURITIES
                          --------------   -----------------   ----------------   -----------------
Money Market              $  570,738,156   $     705,179,063   $  8,350,400,082   $   8,446,462,750
Limited Duration             462,187,194         407,091,732         55,978,209           7,753,785
Quality Income Plus            5,696,035          27,368,309        362,326,856         354,002,774
High Yield                            --                  --         66,240,474          41,069,940
Utilities                      1,175,646           1,731,656         64,807,603          92,402,192
Income Builder                        --                  --         60,654,582          42,844,735
Dividend Growth                       --                  --        368,035,396         530,048,559
Global Dividend Growth                --                  --        223,022,159         239,837,293
European Growth                       --                  --        190,223,917         219,905,418
Pacific Growth                        --                  --         25,290,681          25,733,520
Equity                                --                  --      1,316,673,898       1,341,257,068
S&P 500 Index                         --                  --         44,311,480             765,740
Global Advantage                      --                  --         28,299,799          29,713,920
Aggressive Equity                     --                  --        113,689,681         113,854,417
Information                           --                  --         24,991,320          19,207,813
Strategist                   210,655,879         189,122,895        156,167,191         191,108,498

Included in the aforementioned purchases of portfolio securities of S&P 500 Index are purchases of Morgan Stanley, an affiliate of the Investment Manager, Sub-Advisors and Distributor, of $247,231.

The following Portfolios had transactions in Allstate Corp. securities, an affiliate of the Fund:

                                              NET REALIZED
                    PURCHASES      SALES      GAINS/LOSSES
                    ---------   -----------   ------------
Limited Duration    $ 578,011            --             --
Income Builder             --   $ 1,224,666   $    (73,420)
Equity                     --     3,824,741       (570,994)
S&P 500 Index         122,657            --             --
Aggressive Equity          --       253,617        (30,702)
Strategist                 --     1,967,800        969,473

The following Portfolios had transactions in MetLife Corp. securities, an affiliate of the Fund:

                                                NET REALIZED
                      PURCHASES      SALES      GAINS/LOSSES
                      ---------   -----------   ------------
Limited Duration      $ 185,259   $   250,000   $    (11,835)
Income Builder          385,057            --             --
Quality Income Plus          --     1,992,108        320,538
S&P 500 Index           138,552            --             --
Strategist                   --       641,303        124,675

Included in the aforementioned transactions of Utilities, Equity, Global Advantage, Aggressive Equity and Strategist are purchases with other Morgan Stanley funds of $330,600, $427,804, $64,460, $134,794 and $3,803,097,
respectively. Included in the aforementioned transactions of Dividend Growth, Utilities, Equity and Aggressive Equity are sales with other Morgan Stanley funds of $416,409, $10,251, $572,880 and $6,156, respectively, including net realized gains or (losses) of ($15,229), $3,155, ($275,090) and ($83), respectively.

For the year ended December 31, 2003, the following Portfolios incurred brokerage commissions with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager, Sub-Advisors and Distributor, for portfolio transactions executed on behalf of the Portfolio:

                                         GLOBAL
                   INCOME   DIVIDEND    DIVIDEND   PACIFIC
      UTILITIES   BUILDER    GROWTH      GROWTH     GROWTH     EQUITY
      ---------   -------   ---------   --------   --------   ---------
      $  65,194   $ 1,888   $ 122,480   $ 11,021   $ 14,307   $ 346,907
      =========   =======   =========   ========   ========   =========

       GLOBAL     AGGRESSIVE
      ADVANTAGE     EQUITY     INFORMATION   STRATEGIST
      ---------   ----------   -----------   ----------
      $   5,514   $   39,251   $     8,091   $   45,219
      =========   ==========   ===========   ==========

Included in the receivable for investments sold at December 31, 2003 for Pacific Growth and Strategist are $158,305 and $123,086, respectively for unsettled trades with Morgan Stanley & Co., Inc.

Included in the payable for investments purchased at December 31, 2003 for Global Advantage are $350,586 for unsettled trades with Morgan Stanley & Co., Inc.

For the year ended December 31, 2003, Pacific Growth incurred brokerage commissions of $527 with China International Capital Corp., an affiliate of the Investment Manager, Sub Advisors and Distributor, for portfolio transactions executed on behalf of the Portfolio.

Morgan Stanley Trust, an affiliate of the Investment Manager, Sub-Advisors and Distributor, is the Fund's transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation during the last five years of service. Aggregate pension costs for the year ended December 31, 2003 included in Trustees' fees and expenses in the Statement of Operations and the accrued pension liability included in accrued expenses in the Statement of Assets and Liabilities are as follows:

                             AGGREGATE PENSION COSTS
    ----------------------------------------------------------------------------
     MONEY     LIMITED      QUALITY     HIGH                INCOME     DIVIDEND
     MARKET    DURATION   INCOME PLUS   YIELD   UTILITIES   BUILDER     GROWTH
    --------   --------   -----------   -----   ---------   -------   ----------
    $   870    $    280   $       952   $ 123   $     391   $   440    $  1,721
    ========   ========   ===========   =====   =========   =======   ==========

     GLOBAL
    DIVIDEND   EUROPEAN            S&P 500     GLOBAL    AGGRESSIVE
     GROWTH     GROWTH    EQUITY   INDEX     ADVANTAGE     EQUITY     STRATEGIST
    --------   --------   ------   -------   ---------   ----------   ----------
    $    414   $    401   $  526   $   344   $     419   $      954   $      796
    ========   ========   ======   =======   =========   ==========   ==========

                                   ACCRUED PENSION LIABILITY
    ----------------------------------------------------------------------------------------
                                                                                     GLOBAL
     MONEY     LIMITED      QUALITY       HIGH                 INCOME    DIVIDEND   DIVIDEND
     MARKET    DURATION   INCOME PLUS     YIELD    UTILITIES   BUILDER    GROWTH     GROWTH
    --------   --------   -----------   --------   ---------   -------   --------   --------
    $ 11,743   $     80   $     7,382   $  3,835   $   5,993   $ 1,118   $ 11,174   $  1,348
    ========   ========   ===========   ========   =========   =======   ========   ========

    EUROPEAN   PACIFIC              S&P 500    GLOBAL     AGGRESSIVE
     GROWTH    GROWTH     EQUITY     INDEX    ADVANTAGE     EQUITY     STRATEGIST
    --------   -------   --------   -------   ---------   ----------   ----------
    $  1,671   $   349   $  6,903   $   331   $     477   $      983   $    8,833
    ========   =======   ========   =======   =========   ==========   ==========

On December 2, 2003, the Trustees voted to close the plan to new participants, eliminate the future benefits growth due to increases to compensation after July 31, 2003 and effective April 1, 2004, establish an unfunded deferred compensation plan which allows each independent Trustee to defer payment of all or a portion of the fees he receives for serving on the Board of Trustees throughout the year.

5. FEDERAL INCOME TAX STATUS
The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

The tax character of distributions paid for the years ended December 31, 2002 and December 31, 2003 for all portfolios was the same as the book character shown on the Statements of Changes in Net Assets except as follows:

For the year ended December 31, 2002

                            LIMITED        INCOME
                            DURATION       BUILDER
                          ------------   ------------
Ordinary income           $  3,534,474   $  2,745,094
Long-term capital gains         30,106             --
Paid-in-capital                     --         99,086
                          ------------   ------------
Total distributions       $  3,564,580   $  2,844,180
                          ============   ============

As of December 31, 2003, the tax-basis components of accumulated earnings (losses) were as follows:

                                       LIMITED        QUALITY           HIGH                          INCOME
                                       DURATION     INCOME PLUS         YIELD        UTILITIES        BUILDER
                                     ------------   ------------   --------------   ------------    ------------
Undistributed ordinary income        $      1,383   $    410,869   $      762,274   $      8,117    $     51,803
Undistributed long-term gains                  --             --               --             --              --
                                     ------------   ------------   --------------   ------------    ------------

Net accumulated earnings                    1,383        410,869          762,274          8,117          51,803
Capital loss carryforward*             (1,745,196)   (36,227,759)    (218,789,530)   (37,744,584)    (11,742,634)
Post-October losses                      (448,967)      (297,390)        (911,127)            --              --
Temporary differences                         (80)        (7,382)        (624,904)        (6,011)         (1,129)
Net unrealized appreciation
  (depreciation)                          (70,502)    31,263,071     (101,786,532)    51,399,286       9,935,341
                                     ------------   ------------   --------------   ------------    ------------
Total accumulated earnings (losses)  $ (2,263,362)  $ (4,858,591)  $ (321,349,819)  $ 13,656,808    $ (1,756,619)
                                     ============   ============   ==============   ============    ============

                                          DIVIDEND      GLOBAL DIVIDEND       EUROPEAN          PACIFIC
                                           GROWTH           GROWTH             GROWTH            GROWTH           EQUITY
                                      ---------------   ---------------   ---------------   ---------------   ---------------
Undistributed ordinary income         $        13,245   $     3,966,484   $     2,496,932   $       331,371   $         7,729
Undistributed long-term gains                      --                --                --                --                --
                                      ---------------   ---------------   ---------------   ---------------   ---------------

Net accumulated earnings                       13,245         3,966,484         2,496,932           331,371             7,729
Foreign tax credit pass-through                    --           400,251           642,860                --                --
Capital loss carryforward*               (470,354,242)      (30,927,271)      (81,350,913)      (53,494,429)     (596,728,561)
Post-October losses                                --           (55,278)          (68,391)           (4,687)               --
Temporary differences                         (11,174)         (417,562)         (677,614)             (349)           (7,022)
Net unrealized appreciation               216,017,941        45,700,044        47,399,803         1,851,704        89,074,226
                                      ---------------   ---------------   ---------------   ---------------   ---------------
Total accumulated earnings (losses)   $  (254,334,230)  $    18,666,668   $   (31,557,323)  $   (51,316,390)  $  (507,653,628)
                                      ===============   ===============   ===============   ===============   ===============

                                          S&P 500           GLOBAL          AGGRESSIVE
                                           INDEX          ADVANTAGE           EQUITY          INFORMATION        STRATEGIST
                                      ---------------   ---------------   ---------------   ---------------   ---------------
Undistributed ordinary income         $     2,477,898   $       136,324   $         4,052   $            --   $         9,439
Undistributed long-term gains                      --                --                --                --                --
                                      ---------------   ---------------   ---------------   ---------------   ---------------

Net accumulated earnings                    2,477,898           136,324             4,052                 0             9,439
Capital loss carryforward*                (20,984,903)      (27,965,808)      (62,010,674)       (7,256,570)      (15,813,387)
Post-October losses                                --          (130,266)               --                --                --
Temporary differences                            (331)             (477)             (983)              (20)           (8,833)
Net unrealized appreciation
  (depreciation)                          (10,379,859)        3,051,841        10,477,215         2,297,522        87,508,644
                                      ---------------   ---------------   ---------------   ---------------   ---------------
Total accumulated earnings (losses)   $   (28,887,195)  $   (24,908,386)  $   (51,530,390)  $    (4,959,068)  $    71,695,863
                                      ===============   ===============   ===============   ===============   ===============

* As of December 31, 2003, the following Portfolios had a net capital loss carryforward which may be used to offset future capital gains to the extent provided by regulations:

                                                                        (AMOUNTS IN THOUSANDS)
                                  -----------------------------------------------------------------------------------------------
AVAILABLE THROUGH DECEMBER 31,      2004      2005       2006      2007       2008        2009       2010      2011       TOTAL
------------------------------    --------  --------   --------  --------   ---------  ----------  ---------  --------  ---------
Limited Duration                        --        --         --        --          --          --  $     328  $  1,417  $   1,745
Quality Income Plus                     --        --         --  $  4,841   $  10,496          --     20,891        --     36,228
High Yield                        $  5,521        --   $  2,735    10,786       7,524  $   47,273     63,495    81,456    218,790
Utilities                               --        --         --        --          --          --     37,745        --     37,745
Income Builder                          --        --         --       180       1,746       4,585      4,706       526     11,743
Dividend Growth                         --        --         --        --     233,060      55,108    134,941    47,245    470,354
Global Dividend Growth                  --        --         --        --          --       3,080      7,538    20,309     30,927
European Growth                         --        --         --        --          --      45,355     22,574    13,422     81,351
Pacific Growth                          --  $  6,035     33,536        --          --       7,444      3,834     2,645     53,494
Equity                                  --        --         --        --          --     465,923    130,806        --    596,729
S&P 500 Index                           --        --         --        --          --       6,871     14,114        --     20,985
Global Advantage                        --        --         --        --          --      13,794     14,172        --     27,966

                                                                        (AMOUNTS IN THOUSANDS)
                                   -----------------------------------------------------------------------------------------------
AVAILABLE THROUGH DECEMBER 31,       2004       2005       2006       2007      2008       2009        2010      2011      TOTAL
--------------------------------   --------   --------   --------   --------   -------   ---------   -------   --------   --------
Aggressive Equity                        --         --         --         --     9,853      39,094    13,064         --     62,011
Information                              --         --         --         --        --       1,944     5,313         --      7,257
Strategist                               --         --         --         --        --         977    14,836         --     15,813

During the year ended December 31, 2003, the following Portfolios utilized net capital loss carryforwards: Quality Income Plus - $8,320,100; Utilities - $4,024,429; Equity - $27,986,123; S & P 500 Index - $1,384,746; Global Advantage
- $848,092; Aggressive Equity - $414,621; Information - $1,400,421; Strategist $22,787,085.

At December 31, 2003, the primary reason(s) for significant temporary/permanent book/tax differences were as follows:

                          TEMPORARY DIFFERENCES        PERMANENT DIFFERENCES
                         ------------------------   ----------------------------
                           POST-        LOSS           FOREIGN        EXPIRED
                         OCTOBER   DEFERRALS FROM     CURRENCY      CAPITAL LOSS
                          LOSSES     WASH SALES     GAINS/LOSSES    CARRYFORWARD
                         -------   --------------   -------------   ------------
Limited Duration            -
Quality Income Plus         -             -
High Yield                  -             -                               -
Utilities                                 -
Income Builder                            -
Dividend Growth                           -
Global Dividend Growth      -             -               -
European Growth             -             -               -
Pacific Growth              -             -               -
Equity                                    -               -
S&P 500 Index                             -
Global Advantage            -             -               -
Aggressive Equity                         -               -
Information                               -
Strategist                                -

Additionally, the following Portfolios had other temporary differences: Pacific Growth -- income from the mark-to-market of passive foreign investment companies ("PFICs"); Global Advantage -- loss from the mark-to-market of forward foreign currency contracts; Limited Duration, Quality Income Plus, S&P 500 Index and Strategist -- capital gain/loss from the mark-to-market of futures contracts; Limited Duration, Quality Income Plus and Strategist -- capital loss deferrals on straddles; High Yield -- interest on bonds in default. The following Portfolios had permanent differences: Information -- a net operating loss; Global Dividend and Pacific Growth -- tax adjustments on PFICs sold by the Portfolio; Limited Duration, Quality Income Plus and Strategist -- gain/loss on paydowns; Equity -- prior year excess distribution. The following Portfolios had temporary and permanent differences attributable to book amortization of premiums/discounts on debt securities: Limited Duration, Quality Income Plus, High Yield, Utilities, Income Builder and Strategist.

To reflect reclassifications arising from the permanent differences, the following accounts were (charged) credited:

                          ACCUMULATED UNDISTRIBUTED     ACCUMULATED UNDISTRIBUTED
                         NET INVESTMENT INCOME (LOSS)   NET REALIZED GAIN (LOSS)    PAID-IN-CAPITAL
                         ----------------------------   -------------------------   ---------------
Limited Duration                 $   2,029,297               $   (2,028,375)          $      (922)
Quality Income Plus                  1,402,679                   (1,402,679)                   --
High Yield                          (4,300,767)                   7,284,818            (2,984,051)
Utilities                               32,890                      (32,890)                   --
Income Builder                         170,646                     (134,840)              (35,806)
Global Dividend Growth                 484,205                     (484,205)                   --
European Growth                       (119,176)                     119,176                    --
Pacific Growth                         136,742                     (138,587)                1,845
Equity                                     (10)                   1,648,107            (1,648,097)
S&P 500 Index                          (20,043)                      20,043                    --
Global Advantage                      (164,540)                     164,540                    --
Aggressive Equity                           28                          (28)                   --
Information                            121,271                           --              (121,271)
Strategist                             669,915                     (669,915)                   --

6. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS
All of the Portfolios (except for Money Market, Quality Income Plus, Dividend Growth and S&P 500 Index) may enter into forward contracts to facilitate settlement of foreign currency denominated foreign securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Portfolios bear the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these forward contracts and options from the potential inability of the counterparties to meet the terms of their contracts.

All Portfolios (except Money Market, High Yield, Dividend Growth and Equity) may invest in futures contracts. Futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The respective Portfolio bears the risk of an unfavorable change in the value of the underlying securities. Risks may also arise upon entering into these forward contracts and options from the potential inability of the counterparties to meet the terms of their contracts.

At December 31, 2003, European Growth's investments in securities of issuers in the United Kingdom represented 36% of the Portfolio's net assets and Pacific Growth's investments in securities of issuers in Japan represented 47.3% of the Portfolio's net assets. These investments, which involve risks and considerations not present with respect to U.S. securities, may be affected by economic or political developments in these regions.

At December 31, 2003, Global Dividend Growth's, European Growth's, Pacific Growth's and Information's cash balance consisted principally of interest bearing deposits with J.P. Morgan Chase Bank, the custodian of each Portfolio.

7. PORTFOLIO LIQUIDATION
On January 30, 2004, the Board of Trustees of Pacific Growth recommended the liquidation of the Portfolio. The liquidation is subject to approval of the Portfolio's shareholders at a meeting to be held on April 14, 2004. If approved, the liquidation will occur on or about April 19, 2004. The value of the Portfolio's shares will be transferred to the Money Market Portfolio.

                 (This page has been intentionally left blank.)

Morgan Stanley Variable Investment Series

FINANCIAL HIGHLIGHTS

                            NET ASSET
     YEAR                     VALUE          NET         NET REALIZED    TOTAL FROM     DIVIDENDS
     ENDED                  BEGINNING    INVESTMENT     AND UNREALIZED   INVESTMENT        TO
  DECEMBER 31               OF PERIOD   INCOME (LOSS)    GAIN (LOSS)     OPERATIONS   SHAREHOLDERS
-------------------------   ---------   -------------   --------------   ----------   ------------
MONEY MARKET
CLASS X SHARES
1999                        $    1.00   $       0.047               --   $    0.047   $     (0.047)
2000(a)                          1.00           0.058*              --        0.058         (0.058)**
2001                             1.00           0.039*              --        0.039         (0.039)**
2002                             1.00           0.013*              --        0.013         (0.013)**
2003                             1.00           0.007*              --        0.007         (0.007)**

CLASS Y SHARES
2000(b)                          1.00           0.033*              --        0.033         (0.033)**
2001                             1.00           0.036*              --        0.036         (0.036)**
2002                             1.00           0.011*              --        0.011         (0.011)**
2003                             1.00           0.004*              --        0.004         (0.004)**

LIMITED DURATION
CLASS X SHARES
1999(c)                         10.00            0.27   $        (0.12)        0.15          (0.27)
2000(a)                          9.88            0.51*            0.05         0.56          (0.48)
2001                             9.96            0.40*            0.26         0.66          (0.45)
2002                            10.17            0.27*            0.13         0.40          (0.36)
2003                            10.17            0.21*            0.01         0.22          (0.38)

CLASS Y SHARES
2000(b)                          9.86            0.28*            0.09         0.37          (0.28)
2001                             9.95            0.35*            0.28         0.63          (0.42)
2002                            10.16            0.24*            0.14         0.38          (0.34)
2003                            10.16            0.18*            0.02         0.20          (0.36)

QUALITY INCOME PLUS
CLASS X SHARES
1999                            11.00            0.67            (1.14)       (0.47)         (0.67)
2000(a)                          9.86            0.68*            0.37         1.05          (0.69)
2001                            10.22            0.61*            0.34         0.95          (0.62)
2002                            10.55            0.58*           (0.02)        0.56          (0.64)
2003                            10.47            0.56*            0.30         0.86          (0.60)

CLASS Y SHARES
2000(b)                          9.80            0.38*            0.42         0.80          (0.39)
2001                            10.21            0.57*            0.36         0.93          (0.60)
2002                            10.54            0.54*           (0.01)        0.53          (0.61)
2003                            10.46            0.54*            0.29         0.83          (0.58)

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                TOTAL       NET ASSET             NET ASSETS
     YEAR                   DISTRIBUTIONS     DIVIDENDS       VALUE                 END OF
     ENDED                       TO              AND         END OF      TOTAL      PERIOD
  DECEMBER 31               SHAREHOLDERS    DISTRIBUTIONS    PERIOD     RETURN+     (000'S)
-------------------------   -------------   -------------   ---------   -------   ------------
MONEY MARKET
CLASS X SHARES
1999                                   --   $      (0.047)  $    1.00      4.80%  $    435,643
2000(a)                                --          (0.058)       1.00      6.01        358,793
2001                                   --          (0.039)       1.00      3.94        452,765
2002                                   --          (0.013)       1.00      1.34        432,817
2003                                   --          (0.007)       1.00      0.67        251,779

CLASS Y SHARES
2000(b)                                --          (0.033)       1.00      3.37(1)      13,813
2001                                   --          (0.036)       1.00      3.68        105,952
2002                                   --          (0.011)       1.00      1.08        133,506
2003                                   --          (0.004)       1.00      0.42         93,808

LIMITED DURATION
CLASS X SHARES
1999(c)                                --           (0.27)       9.88      1.56(1)       3,175
2000(a)                                --           (0.48)       9.96      5.85          6,427
2001                                   --           (0.45)      10.17      6.72         25,858
2002                        $       (0.04)          (0.40)      10.17      4.06         73,476
2003                                   --           (0.38)      10.01      2.23         64,576

CLASS Y SHARES
2000(b)                                --           (0.28)       9.95      3.82(1)       1,430
2001                                   --           (0.42)      10.16      6.49         25,050
2002                                (0.04)          (0.38)      10.16      3.81         72,800
2003                                   --           (0.36)      10.00      1.98        125,616

QUALITY INCOME PLUS
CLASS X SHARES
1999                                   --           (0.67)       9.86     (4.32)       456,132
2000(a)                                --           (0.69)      10.22     11.09        406,508
2001                                   --           (0.62)      10.55      9.57        452,757
2002                                   --           (0.64)      10.47      5.51        423,685
2003                                   --           (0.60)      10.73      8.45        363,555

CLASS Y SHARES
2000(b)                                --           (0.39)      10.21      8.31(1)       5,176
2001                                   --           (0.60)      10.54      9.33         54,115
2002                                   --           (0.61)      10.46      5.26        102,262
2003                                   --           (0.58)      10.71      8.09        140,629

                                 RATIOS TO AVERAGE
                                     NET ASSETS
                            ----------------------------
     YEAR                                      NET             PORTFOLIO
     ENDED                                  INVESTMENT         TURNOVER
  DECEMBER 31               EXPENSES       INCOME (LOSS)         RATE
-------------------------   --------       -------------       ---------
MONEY MARKET
CLASS X SHARES
1999                            0.52%               4.68%            N/A
2000(a)                         0.52                5.83             N/A
2001                            0.51                3.69             N/A
2002                            0.51                1.32             N/A
2003                            0.52                0.69             N/A

CLASS Y SHARES
2000(b)                         0.77(2)             5.86(2)          N/A
2001                            0.76                3.44             N/A
2002                            0.76                1.07             N/A
2003                            0.77                0.44             N/A

LIMITED DURATION
CLASS X SHARES
1999(c)                         0.62(2)(3)          4.83(2)(3)        56%(1)
2000(a)                         0.98                5.08              16
2001                            0.61(5)#            3.84(5)          133
2002                            0.48                2.65              58
2003                            0.51                2.02             215

CLASS Y SHARES
2000(b)                         1.17(2)             5.00(2)           16
2001                            0.86(5)#            3.59(5)          133
2002                            0.73                2.40              58
2003                            0.76                1.77             215

QUALITY INCOME PLUS
CLASS X SHARES
1999                            0.52                6.45             119
2000(a)                         0.52                6.90             105
2001                            0.53                5.82             150
2002                            0.52                5.57             106
2003                            0.53                5.30              72

CLASS Y SHARES
2000(b)                         0.77(2)             6.53(2)          105
2001                            0.78                5.57             150
2002                            0.77                5.32             106
2003                            0.78                5.05              72

                            NET ASSET
     YEAR                     VALUE          NET         NET REALIZED    TOTAL FROM    DIVIDENDS
     ENDED                  BEGINNING    INVESTMENT     AND UNREALIZED   INVESTMENT        TO
  DECEMBER 31               OF PERIOD   INCOME (LOSS)    GAIN (LOSS)     OPERATIONS   SHAREHOLDERS
-------------------------   ---------   -------------   --------------   ----------   ------------
HIGH YIELD
CLASS X SHARES
1999                        $    5.07   $        0.68   $        (0.74)  $    (0.06)  $      (0.68)
2000(a)                          4.33            0.66*           (1.90)       (1.24)         (0.66)
2001                             2.43            0.33*           (1.09)       (0.76)         (0.34)
2002                             1.33            0.26*           (0.34)       (0.08)         (0.22)
2003                             1.03            0.16*            0.10         0.26          (0.11)

CLASS Y SHARES
2000(b)                          3.92            0.37*           (1.48)       (1.11)         (0.38)
2001                             2.43            0.32*           (1.08)       (0.76)         (0.34)
2002                             1.33            0.24*           (0.32)       (0.08)         (0.22)
2003                             1.03            0.15*            0.11         0.26          (0.11)

UTILITIES
CLASS X SHARES
1999                            21.25            0.55             2.08         2.63          (0.55)
2000(a)                         22.90            0.49*            0.17         0.66          (0.49)
2001                            21.69            0.39*           (5.74)       (5.35)         (0.41)
2002                            14.73            0.37*           (3.72)       (3.35)         (0.38)
2003                            11.00            0.34*            1.54         1.88          (0.35)

CLASS Y SHARES
2000(b)                         22.98            0.24*            0.19         0.43          (0.35)
2001                            21.68            0.35*           (5.74)       (5.39)         (0.37)
2002                            14.72            0.34*           (3.72)       (3.38)         (0.35)
2003                            10.99            0.31*            1.55         1.86          (0.32)

INCOME BUILDER
CLASS X SHARES
1999                            11.46            0.58             0.21         0.79          (0.56)
2000(a)                         11.44            0.55*           (0.54)        0.01          (0.56)
2001                            10.86            0.47*           (0.22)        0.25          (0.50)^
2002                            10.61            0.42*           (1.22)       (0.80)         (0.43)^^
2003                             9.38            0.32*            1.60         1.92          (0.32)

CLASS Y SHARES
2000(b)                         11.15            0.32*           (0.21)        0.11          (0.39)
2001                            10.85            0.42*           (0.19)        0.23          (0.48)^
2002                            10.60            0.39*           (1.22)       (0.83)         (0.41)^^
2003                             9.36            0.31*            1.58         1.89          (0.30)

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                TOTAL       NET ASSET              NET ASSETS
     YEAR                   DISTRIBUTIONS     DIVIDENDS       VALUE                  END OF
     ENDED                       TO              AND         END OF      TOTAL       PERIOD
  DECEMBER 31               SHAREHOLDERS    DISTRIBUTIONS    PERIOD     RETURN+      (000'S)
-------------------------   -------------   -------------   ---------   -------    ------------
HIGH YIELD
CLASS X SHARES
1999                                   --   $       (0.68)  $    4.33     (1.33)%  $    279,683
2000(a)                                --           (0.66)       2.43    (32.22)        128,646
2001                                   --           (0.34)       1.33    (33.75)         64,470
2002                                   --           (0.22)       1.03     (7.14)         45,503
2003                                   --           (0.11)       1.18     27.73          56,162

CLASS Y SHARES
2000(b)                                --           (0.38)       2.43    (30.02)(1)       1,947
2001                                   --           (0.34)       1.33    (33.92)          6,163
2002                                   --           (0.22)       1.03     (7.36)         10,797
2003                                   --           (0.11)       1.18     27.43          35,306

UTILITIES
CLASS X SHARES
1999                        $       (0.43)          (0.98)      22.90     12.71         580,487
2000(a)                             (1.38)          (1.87)      21.69      3.03         551,734
2001                                (1.20)          (1.61)      14.73    (25.75)        327,749
2002                                   --           (0.38)      11.00    (22.87)        189,936
2003                                   --           (0.35)      12.53     17.34         175,191

CLASS Y SHARES
2000(b)                             (1.38)          (1.73)      21.68      2.07(1)       19,069
2001                                (1.20)          (1.57)      14.72    (25.98)         24,550
2002                                   --           (0.35)      10.99    (23.08)         20,157
2003                                   --           (0.32)      12.53     17.17          25,933

INCOME BUILDER
CLASS X SHARES
1999                                (0.25)^         (0.81)      11.44      7.06          81,616
2000(a)                             (0.03)^^        (0.59)      10.86      0.17          59,383
2001                                   --           (0.50)      10.61      2.30          63,060
2002                                   --           (0.43)       9.38     (7.64)         49,505
2003                                   --           (0.32)      10.98     20.84          51,890

CLASS Y SHARES
2000(b)                             (0.02)++        (0.41)      10.85      1.06(1)          965
2001                                   --           (0.48)      10.60      2.10           7,147
2002                                   --           (0.41)       9.36     (7.96)         13,930
2003                                   --           (0.30)      10.95     20.51          42,443

                                RATIOS TO AVERAGE
                                    NET ASSETS
                            ----------------------------
     YEAR                                      NET             PORTFOLIO
     ENDED                                  INVESTMENT         TURNOVER
  DECEMBER 31               EXPENSES       INCOME (LOSS)         RATE
-------------------------   --------       -------------       ---------
HIGH YIELD
CLASS X SHARES
1999                            0.53%              14.05%             48%
2000(a)                         0.54               17.40               9
2001                            0.59               17.33              81
2002                            0.73               21.71              48
2003                            0.70               14.09              59

CLASS Y SHARES
2000(b)                         0.79(2)            20.95(2)            9
2001                            0.84               17.08              81
2002                            0.98               21.46              48
2003                            0.95               13.84              59

UTILITIES
CLASS X SHARES
1999                            0.67                2.51              10
2000(a)                         0.66                2.16              13
2001                            0.67                2.19              32
2002                            0.68                2.99              51
2003                            0.70                2.94              35

CLASS Y SHARES
2000(b)                         0.91(2)             1.93(2)           13
2001                            0.92                1.94              32
2002                            0.93                2.74              51
2003                            0.95                2.69              35

INCOME BUILDER
CLASS X SHARES
1999                            0.81                4.98              43
2000(a)                         0.81                5.07              51
2001                            0.81                4.34              45
2002                            0.80                4.20              75
2003                            0.84                3.26              62

CLASS Y SHARES
2000(b)                         1.06(2)             5.17(2)           51
2001                            1.06                3.88              45
2002                            1.05                3.95              75
2003                            1.09                3.04              62

                            NET ASSET
     YEAR                     VALUE          NET         NET REALIZED    TOTAL FROM    DIVIDENDS
     ENDED                  BEGINNING    INVESTMENT     AND UNREALIZED   INVESTMENT        TO
  DECEMBER 31               OF PERIOD   INCOME (LOSS)    GAIN (LOSS)     OPERATIONS   SHAREHOLDERS
-------------------------   ---------   -------------   --------------   ----------   ------------
DIVIDEND GROWTH
CLASS X SHARES
1999                        $   22.13   $        0.39   $        (0.55)  $    (0.16)  $      (0.39)
2000(a)                         18.32            0.31*            0.02         0.33          (0.33)
2001                            14.50            0.26*           (1.02)       (0.76)         (0.26)
2002                            13.48            0.25*           (2.66)       (2.41)         (0.25)
2003                            10.82            0.22*            2.76         2.98          (0.23)

CLASS Y SHARES
2000(b)                         17.79            0.12*            0.62         0.74          (0.22)
2001                            14.49            0.22*           (1.01)       (0.79)         (0.23)
2002                            13.47            0.22*           (2.66)       (2.44)         (0.22)
2003                            10.81            0.19*            2.75         2.94          (0.20)

GLOBAL DIVIDEND GROWTH
CLASS X SHARES
1999                            13.82            0.27             1.71         1.98          (0.29)
2000(a)                         14.44            0.24*           (0.64)       (0.40)         (0.09)
2001                            12.73            0.21*           (1.00)       (0.79)         (0.33)
2002                            11.47            0.21*           (1.62)       (1.41)         (0.19)
2003                             9.87            0.18*            2.94         3.12          (0.22)

CLASS Y SHARES
2000(b)                         13.96            0.08*           (0.11)       (0.03)            --
2001                            12.71            0.15*           (0.96)       (0.81)         (0.33)
2002                            11.43            0.18*           (1.61)       (1.43)         (0.18)
2003                             9.82            0.15*            2.91         3.06          (0.20)

EUROPEAN GROWTH
CLASS X SHARES
1999                            27.18            0.25             6.91         7.16          (0.19)
2000(a)                         31.47            0.13*           (1.43)       (1.30)         (0.18)
2001                            25.37            0.13*           (4.47)       (4.34)         (0.26)
2002                            16.71            0.12*           (3.66)       (3.54)         (0.20)
2003                            12.97            0.17*            3.57         3.74          (0.13)

CLASS Y SHARES
2000(b)                         32.26           (0.03)*          (2.10)       (2.13)         (0.18)
2001                            25.33            0.05*           (4.42)       (4.37)         (0.25)
2002                            16.65            0.08*           (3.63)       (3.55)         (0.19)
2003                            12.91            0.13*            3.56         3.69          (0.10)

                        SEE NOTES TO FINANCIAL STATEMENTS

                                               TOTAL        NET ASSET              NET ASSETS
     YEAR                   DISTRIBUTIONS     DIVIDENDS       VALUE                  END OF
     ENDED                       TO              AND         END OF      TOTAL       PERIOD
  DECEMBER 31               SHAREHOLDERS    DISTRIBUTIONS    PERIOD     RETURN+      (000'S)
-------------------------   -------------   -------------   ---------   -------    ------------
DIVIDEND GROWTH
CLASS X SHARES
1999                        $       (3.26)  $       (3.65)  $   18.32     (2.39)%  $  2,033,814
2000(a)                             (3.82)          (4.15)      14.50      5.30       1,552,724
2001                                   --           (0.26)      13.48     (5.20)      1,258,863
2002                                   --           (0.25)      10.82    (18.01)        819,935
2003                                   --           (0.23)      13.57     27.89         865,039

CLASS Y SHARES
2000(b)                             (3.82)          (4.04)      14.49      7.65(1)       19,083
2001                                   --           (0.23)      13.47     (5.42)         60,393
2002                                   --           (0.22)      10.81    (18.23)         70,844
2003                                   --           (0.20)      13.55     27.52         118,445

GLOBAL DIVIDEND GROWTH
CLASS X SHARES
1999                                (1.07)          (1.36)      14.44     14.65         506,929
2000(a)                             (1.22)          (1.31)      12.73     (2.50)        373,770
2001                                (0.14)          (0.47)      11.47     (6.25)        285,158
2002                                   --           (0.19)       9.87    (12.52)        201,022
2003                                   --           (0.22)      12.77     32.07         221,971

CLASS Y SHARES
2000(b)                             (1.22)          (1.22)      12.71      0.07(1)        2,211
2001                                (0.14)          (0.47)      11.43     (6.44)         10,494
2002                                   --           (0.18)       9.82    (12.72)         20,981
2003                                   --           (0.20)      12.68     31.64          47,524

EUROPEAN GROWTH
CLASS X SHARES
1999                                (2.68)          (2.87)      31.47     29.11         579,705
2000(a)                             (4.62)          (4.80)      25.37     (4.92)        508,366
2001                                (4.06)          (4.32)      16.71    (17.76)        316,196
2002                                   --           (0.20)      12.97    (21.36)        193,153
2003                                   --           (0.13)      16.58     29.03         198,424

CLASS Y SHARES
2000(b)                             (4.62)          (4.80)      25.33     (7.39)(1)      10,580
2001                                (4.06)          (4.31)      16.65    (17.92)         20,858
2002                                   --           (0.19)      12.91    (21.53)         22,133
2003                                   --           (0.10)      16.50     28.70          36,568

                                RATIOS TO AVERAGE
                                    NET ASSETS
                            ----------------------------
     YEAR                                      NET             PORTFOLIO
     ENDED                                  INVESTMENT         TURNOVER
  DECEMBER 31               EXPENSES       INCOME (LOSS)         RATE
-------------------------   --------       -------------       ---------
DIVIDEND GROWTH
CLASS X SHARES
1999                            0.52%               1.82%             81%
2000(a)                         0.54                2.07              34
2001                            0.55                1.86              19
2002                            0.57                1.98              21
2003                            0.59                1.92              42

CLASS Y SHARES
2000(b)                         0.79(2)             1.59(2)           34
2001                            0.80                1.61              19
2002                            0.82                1.73              21
2003                            0.84                1.67              42

GLOBAL DIVIDEND GROWTH
CLASS X SHARES
1999                            0.83                1.90              43
2000(a)                         0.80                1.88              40
2001                            0.80                1.76               9
2002                            0.81                1.96              17
2003                            0.82                1.73             103

CLASS Y SHARES
2000(b)                         1.05(2)             1.14(2)           40
2001                            1.05                1.51               9
2002                            1.06                1.71              17
2003                            1.07                1.48             103

EUROPEAN GROWTH
CLASS X SHARES
1999                            1.04                0.87              55
2000(a)                         1.00                0.46              78
2001                            1.02                0.68              82
2002                            1.05                0.82              92
2003                            1.04                1.26              95

CLASS Y SHARES
2000(b)                         1.25(2)            (0.18)(2)          78
2001                            1.27                0.43              82
2002                            1.30                0.57              92
2003                            1.29                1.01              95

                            NET ASSET
     YEAR                     VALUE          NET         NET REALIZED    TOTAL FROM    DIVIDENDS
     ENDED                  BEGINNING    INVESTMENT     AND UNREALIZED   INVESTMENT        TO
  DECEMBER 31               OF PERIOD   INCOME (LOSS)    GAIN (LOSS)     OPERATIONS   SHAREHOLDERS
-------------------------   ---------   -------------   --------------   ----------   ------------
PACIFIC GROWTH
CLASS X SHARES
1999                        $    5.15   $        0.04   $         3.33   $     3.37   $      (0.06)
2000(a)                          8.46            0.00*           (2.78)       (2.78)         (0.12)
2001                             5.56           (0.01)*          (1.50)       (1.51)         (0.07)
2002                             3.98           (0.01)*          (0.90)       (0.91)            --
2003                             3.07            0.01*            0.90         0.91             --

CLASS Y SHARES
2000(b)                          7.70           (0.01)*          (2.01)       (2.02)         (0.12)
2001                             5.56           (0.02)*          (1.49)       (1.51)         (0.07)
2002                             3.98           (0.03)*          (0.90)       (0.93)            --
2003                             3.05            0.01*            0.85         0.86             --

EQUITY
CLASS X SHARES
1999                            38.58            0.22            20.48        20.70          (0.22)
2000(a)                         53.88            0.30*           (6.46)       (6.16)         (0.29)
2001                            39.68            0.15*          (10.12)       (9.97)         (0.16)
2002                            22.66            0.07*           (4.87)       (4.80)         (0.08)
2003                            17.78            0.07*            3.97         4.04          (0.07)

CLASS Y SHARES
2000(b)                         49.12            0.21*           (1.68)       (1.47)         (0.24)
2001                            39.66            0.06*          (10.09)      (10.03)         (0.10)
2002                            22.64            0.03*           (4.89)       (4.86)         (0.03)
2003                            17.75            0.02*            3.98         4.00          (0.03)

S&P 500 INDEX
CLASS X SHARES
1999                            11.22            0.06             2.21         2.27          (0.03)
2000(a)                         13.43            0.12*           (1.37)       (1.25)         (0.07)
2001                            12.05            0.10*           (1.57)       (1.47)         (0.10)
2002                            10.48            0.10*           (2.45)       (2.35)         (0.09)
2003                             8.04            0.12*            2.11         2.23          (0.10)

CLASS Y SHARES
2000(b)                         13.47            0.04*           (1.34)       (1.30)         (0.07)
2001                            12.04            0.08*           (1.58)       (1.50)         (0.10)
2002                            10.44            0.08*           (2.44)       (2.36)         (0.08)
2003                             8.00            0.09*            2.10         2.19          (0.08)

                        SEE NOTES TO FINANCIAL STATEMENTS

                                               TOTAL        NET ASSET              NET ASSETS
     YEAR                   DISTRIBUTIONS     DIVIDENDS       VALUE                  END OF
     ENDED                       TO              AND         END OF      TOTAL       PERIOD
  DECEMBER 31               SHAREHOLDERS    DISTRIBUTIONS    PERIOD     RETURN+      (000'S)
-------------------------   -------------   -------------   ---------   -------    ------------
PACIFIC GROWTH
CLASS X SHARES
1999                                   --   $       (0.06)  $    8.46     66.09%   $    115,927
2000(a)                                --           (0.12)       5.56    (33.46)         64,209
2001                                   --           (0.07)       3.98    (27.42)         33,138
2002                                   --              --        3.07    (22.86)         20,117
2003                                   --              --        3.98     29.64          25,233

CLASS Y SHARES
2000(b)                                --           (0.12)       5.56    (26.72)(1)         728
2001                                   --           (0.07)       3.98    (27.26)          1,640
2002                                   --              --        3.05    (23.56)          2,644
2003                                   --              --        3.91     28.20           7,551

EQUITY
CLASS X SHARES
1999                        $       (5.18)          (5.40)      53.88     58.59       2,083,071
2000(a)                             (7.75)          (8.04)      39.68    (12.35)      1,818,134
2001                                (6.89)          (7.05)      22.66    (26.87)      1,022,335
2002                                   --           (0.08)      17.78    (21.21)        622,133
2003                                   --           (0.07)      21.75     22.80         616,027

CLASS Y SHARES
2000(b)                             (7.75)          (7.99)      39.66     (3.99)(1)      31,903
2001                                (6.89)          (6.99)      22.64    (27.07)         61,110
2002                                   --           (0.03)      17.75    (21.45)         64,829
2003                                   --           (0.03)      21.72     22.55         100,400

S&P 500 INDEX
CLASS X SHARES
1999                                (0.03)          (0.06)      13.43     20.23         185,963
2000(a)                             (0.06)          (0.13)      12.05     (9.38)        210,530
2001                                   --           (0.10)      10.48    (12.23)        165,465
2002                                   --           (0.09)       8.04    (22.48)        110,789
2003                                   --           (0.10)      10.17     27.85         135,767

CLASS Y SHARES
2000(b)                             (0.06)          (0.13)      12.04     (9.73)(1)      12,724
2001                                   --           (0.10)      10.44    (12.53)         46,134
2002                                   --           (0.08)       8.00    (22.67)         62,977
2003                                   --           (0.08)      10.11     27.54         133,144

                                RATIOS TO AVERAGE
                                    NET ASSETS
                            ----------------------------
     YEAR                                      NET             PORTFOLIO
     ENDED                                  INVESTMENT         TURNOVER
  DECEMBER 31               EXPENSES       INCOME (LOSS)         RATE
-------------------------   --------       -------------       ---------
PACIFIC GROWTH
CLASS X SHARES
1999                            1.42%               0.85%            105%
2000(a)                         1.21                0.01              46
2001                            1.73               (0.28)            124
2002                            1.93               (0.40)            299
2003                            1.44                0.31             102

CLASS Y SHARES
2000(b)                         1.46(2)            (0.20)(2)          46
2001                            1.98               (0.53)            124
2002                            2.18               (0.65)            299
2003                            1.69                0.06             102

EQUITY
CLASS X SHARES
1999                            0.51                0.54             323
2000(a)                         0.50                0.62             402
2001                            0.51                0.55             329
2002                            0.51                0.36             223
2003                            0.52                0.38             210

CLASS Y SHARES
2000(b)                         0.75(2)             0.85(2)          402
2001                            0.76                0.30             329
2002                            0.76                0.11             223
2003                            0.77                0.13             210

S&P 500 INDEX
CLASS X SHARES
1999                            0.48(3)             1.03(3)            1
2000(a)                         0.45                0.88               3
2001                            0.46                0.95               4
2002                            0.46                1.15               5
2003                            0.46                1.31               0

CLASS Y SHARES
2000(b)                         0.71(2)             0.60(2)            3
2001                            0.71                0.70               4
2002                            0.71                0.90               5
2003                            0.71                1.06               0

                            NET ASSET
     YEAR                     VALUE          NET         NET REALIZED    TOTAL FROM    DIVIDENDS
     ENDED                  BEGINNING    INVESTMENT     AND UNREALIZED   INVESTMENT        TO
  DECEMBER 31               OF PERIOD   INCOME (LOSS)    GAIN (LOSS)     OPERATIONS   SHAREHOLDERS
-------------------------   ---------   -------------   --------------   ----------   ------------
GLOBAL ADVANTAGE
CLASS X SHARES
1999                        $    9.82   $        0.06   $         2.56   $     2.62   $      (0.07)
2000(a)                         12.37            0.06*           (2.20)       (2.14)         (0.05)
2001                            10.18            0.05*           (2.36)       (2.31)         (0.06)
2002                             7.17            0.05*           (1.53)       (1.48)         (0.06)
2003                             5.63            0.05*            1.69         1.74          (0.07)

CLASS Y SHARES
2000(b)                         12.03            0.00*           (1.82)       (1.82)         (0.05)
2001                            10.16            0.02*           (2.35)       (2.33)         (0.05)
2002                             7.14            0.03*           (1.52)       (1.49)         (0.04)
2003                             5.61            0.04*            1.67         1.71          (0.05)

AGGRESSIVE EQUITY
CLASS X SHARES
1999(c)                         10.00            0.05             4.55         4.60          (0.03)
2000(a)                         14.57            0.05*           (0.30)       (0.25)         (0.01)
2001                            14.31            0.02*           (4.09)       (4.07)         (0.04)
2002                            10.20            0.01*           (2.31)       (2.30)         (0.03)
2003                             7.87            0.01*            2.04         2.05          (0.00)

CLASS Y SHARES
2000(b)                         14.66            0.03*           (0.39)       (0.36)         (0.01)
2001                            14.29           (0.01)*          (4.08)       (4.09)         (0.03)
2002                            10.17           (0.01)*          (2.31)       (2.32)         (0.01)
2003                             7.84           (0.01)*           2.03         2.02             --

INFORMATION
CLASS X SHARES
2000(d)                         10.00            0.06*           (0.75)       (0.69)            --
2001                             9.31            0.08*           (4.07)       (3.99)         (0.01)
2002                             5.31           (0.03)*          (2.25)       (2.28)         (0.05)
2003                             2.98           (0.03)*           1.85         1.82             --

CLASS Y SHARES
2000(b)                         10.00            0.05*           (0.74)       (0.69)            --
2001                             9.31            0.06*           (4.06)       (4.00)         (0.01)
2002                             5.30           (0.04)*          (2.25)       (2.29)         (0.04)
2003                             2.97           (0.04)*           1.84         1.80             --

                        SEE NOTES TO FINANCIAL STATEMENTS

                                               TOTAL        NET ASSET              NET ASSETS
     YEAR                   DISTRIBUTIONS     DIVIDENDS       VALUE                  END OF
     ENDED                       TO              AND         END OF      TOTAL       PERIOD
  DECEMBER 31               SHAREHOLDERS    DISTRIBUTIONS    PERIOD     RETURN+      (000'S)
-------------------------   -------------   -------------   ---------   -------    ------------
GLOBAL ADVANTAGE
CLASS X SHARES
1999                                   --   $       (0.07)  $   12.37     26.88%   $     62,295
2000(a)                                --           (0.05)      10.18    (17.39)         69,882
2001                        $       (0.64)          (0.70)       7.17    (23.33)         40,084
2002                                   --           (0.06)       5.63    (20.81)         22,866
2003                                   --           (0.07)       7.30     31.12          25,598

CLASS Y SHARES
2000(b)                                --           (0.05)      10.16    (15.22)(1)       4,666
2001                                (0.64)          (0.69)       7.14    (23.53)          5,869
2002                                   --           (0.04)       5.61    (20.94)          5,229
2003                                   --           (0.05)       7.27     30.75           9,308

AGGRESSIVE EQUITY
CLASS X SHARES
1999(c)                                --           (0.03)      14.57     46.08(1)       38,197
2000(a)                                --           (0.01)      14.31     (1.75)        138,657
2001                                   --           (0.04)      10.20    (28.46)         69,418
2002                                   --           (0.03)       7.87    (22.60)         39,724
2003                                   --              --        9.92     26.06          42,363

CLASS Y SHARES
2000(b)                                --           (0.01)      14.29     (2.48)(1)      13,392
2001                                   --           (0.03)      10.17    (28.61)         18,652
2002                                   --           (0.01)       7.84    (22.83)         17,575
2003                                   --              --        9.86     25.77          26,519

INFORMATION
CLASS X SHARES
2000(d)                                --              --        9.31     (6.90)(1)       2,686
2001                                   --           (0.01)       5.31    (42.87)          4,434
2002                                   --           (0.05)       2.98    (43.09)          2,002
2003                                   --              --        4.80     61.07           5,289

CLASS Y SHARES
2000(b)                                --              --        9.31     (6.90)(1)       1,915
2001                                   --           (0.01)       5.30    (42.99)          7,427
2002                                   --           (0.04)       2.97    (43.29)          5,066
2003                                   --              --        4.77     60.61          13,189

                                RATIOS TO AVERAGE
                                    NET ASSETS
                            ----------------------------
     YEAR                                      NET             PORTFOLIO
     ENDED                                  INVESTMENT         TURNOVER
  DECEMBER 31               EXPENSES       INCOME (LOSS)         RATE
-------------------------   --------       -------------       ---------
GLOBAL ADVANTAGE
CLASS X SHARES
1999                            0.56%(3)            0.72%(3)          54%
2000(a)                         0.71                0.50              70
2001                            0.75                0.55              47
2002                            0.80                0.72             119
2003                            0.93                0.87              98

CLASS Y SHARES
2000(b)                         0.96(2)             0.06(2)           70
2001                            1.00                0.30              47
2002                            1.05                0.47             119
2003                            1.18                0.62              98

AGGRESSIVE EQUITY
CLASS X SHARES
1999(c)                         0.52(2)(3)          0.86(2)(3)       108(1)
2000(a)                         0.82                0.32             414
2001                            0.84                0.21             409
2002                            0.84                0.07             268
2003                            0.87                0.10             195

CLASS Y SHARES
2000(b)                         1.05(2)             0.32(2)          414
2001                            1.09               (0.04)            409
2002                            1.09               (0.18)            268
2003                            1.12               (0.15)            195

INFORMATION
CLASS X SHARES
2000(d)                           --(4)             3.80(2)(4)        1(1)
2001                              --(5)             1.27(5)          170
2002                            1.12               (0.88)            150
2003                            1.12               (0.88)            176

CLASS Y SHARES
2000(b)                         0.25(2)(4)          3.55(2)(4)        1(1)
2001                            0.25(5)             1.02(5)          170
2002                            1.37               (1.13)            150
2003                            1.37               (1.13)            176

                            NET ASSET
     YEAR                     VALUE          NET         NET REALIZED    TOTAL FROM    DIVIDENDS
     ENDED                  BEGINNING    INVESTMENT     AND UNREALIZED   INVESTMENT        TO
  DECEMBER 31               OF PERIOD   INCOME (LOSS)    GAIN (LOSS)     OPERATIONS   SHAREHOLDERS
-------------------------   ---------   -------------   --------------   ----------   ------------
STRATEGIST
CLASS X SHARES
1999                        $   16.64   $        0.40   $         2.46   $     2.86   $      (0.40)
2000(a)                         19.10            0.50*           (0.20)        0.30          (0.48)
2001                            16.66            0.38*           (2.05)       (1.67)         (0.39)
2002                            13.94            0.19*           (1.56)       (1.37)         (0.21)
2003                            12.36            0.20*            3.01         3.21          (0.23)

CLASS Y SHARES
2000(b)                         19.29            0.49*           (0.51)       (0.02)         (0.36)
2001                            16.65            0.32*           (2.03)       (1.71)         (0.35)
2002                            13.93            0.16*           (1.56)       (1.40)         (0.18)
2003                            12.35            0.16*            3.01         3.17          (0.20)

----------

(a) PRIOR TO JUNE 5, 2000, THE FUND ISSUED ONE CLASS OF SHARES. ALL SHARES OF THE FUND HELD PRIOR TO MAY 1, 2000 HAVE BEEN DESIGNATED CLASS X SHARES.
(b)  FOR THE PERIOD JUNE 5, 2000 (ISSUE DATE) THROUGH DECEMBER 31, 2000.

COMMENCEMENT OF OPERATIONS:
(c)  MAY 4, 1999.
(d)  NOVEMBER 6, 2000.
* THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
**   INCLUDES CAPITAL GAIN DISTRIBUTION OF LESS THAN $0.001.
+ CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
++   DISTRIBUTION FROM PAID-IN-CAPITAL.
^    INCLUDES DISTRIBUTIONS FROM PAID-IN-CAPITAL OF $0.02.
^^   INCLUDES DISTRIBUTIONS FROM PAID-IN-CAPITAL OF $0.01.
#    DOES NOT REFLECT THE EFFECT OF EXPENSE OFFSET OF 0.06%

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                TOTAL       NET ASSET              NET ASSETS
     YEAR                   DISTRIBUTIONS     DIVIDENDS       VALUE                  END OF
     ENDED                       TO              AND         END OF      TOTAL       PERIOD
  DECEMBER 31               SHAREHOLDERS    DISTRIBUTIONS    PERIOD     RETURN+      (000'S)
-------------------------   -------------   -------------   ---------   -------    ------------
STRATEGIST
CLASS X SHARES
1999                                   --   $       (0.40)  $   19.10     17.35%   $    729,701
2000(a)                     $       (2.26)          (2.74)      16.66      1.64         701,294
2001                                (0.66)          (1.05)      13.94    (10.18)        522,655
2002                                   --           (0.21)      12.36     (9.89)        372,254
2003                                   --           (0.23)      15.34     26.24         388,356

CLASS Y SHARES
2000(b)                             (2.26)          (2.62)      16.65     (0.02)(1)      23,375
2001                                (0.66)          (1.01)      13.93    (10.40)         47,886
2002                                   --           (0.18)      12.35    (10.11)         57,651
2003                                   --           (0.20)      15.32     25.88          89,935

                                RATIOS TO AVERAGE
                                    NET ASSETS
                            ----------------------------
     YEAR                                      NET             PORTFOLIO
     ENDED                                  INVESTMENT         TURNOVER
  DECEMBER 31               EXPENSES       INCOME (LOSS)         RATE
-------------------------   --------       -------------       ---------
STRATEGIST
CLASS X SHARES
1999                            0.52%               2.24%            120%
2000(a)                         0.52                2.68             126
2001                            0.52                2.53             124
2002                            0.52                1.47             124
2003                            0.52                1.31              93

CLASS Y SHARES
2000(b)                         0.77(2)             2.77(2)          126
2001                            0.77                2.28             124
2002                            0.77                1.22             124
2003                            0.77                1.06              93

----------
(1)  NOT ANNUALIZED.

(2)  ANNUALIZED.

(3) IF THE INVESTMENT MANAGER HAD NOT ASSUMED ALL EXPENSES AND WAIVED ITS MANAGEMENT FEE FOR THE PERIOD JANUARY 1, 1999 THROUGH APRIL 30, 1999 FOR GLOBAL ADVANTAGE AND FOR THE PERIOD MAY 4, 1999 THROUGH NOVEMBER 4, 1999 FOR LIMITED DURATION AND AGGRESSIVE EQUITY AND FOR THE PERIOD JANUARY 1, 1999 THROUGH JANUARY 5, 1999 FOR S&P 500 INDEX AND "CAPPED" THE EXPENSES OF S&P 500 INDEX AT 0.50% OF ITS DAILY NET ASSETS FOR THE PERIOD JANUARY 6, 1999 THROUGH DECEMBER 31, 1999, THE RATIOS OF EXPENSES AND NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS WOULD HAVE BEEN 0.77% AND 0.51%, RESPECTIVELY, FOR GLOBAL ADVANTAGE, 2.38% AND 3.07%, RESPECTIVELY, FOR LIMITED DURATION, 1.41% AND (0.02)%, RESPECTIVELY, FOR AGGRESSIVE EQUITY AND 0.48% AND 1.02%, RESPECTIVELY, FOR S&P 500 INDEX.

(4) IF THE INVESTMENT MANAGER HAD NOT ASSUMED ALL EXPENSES (EXCEPT FOR DISTRIBUTION FEES) AND WAIVED ITS MANAGEMENT FEE FOR THE PERIOD NOVEMBER 6, 2000 THROUGH DECEMBER 31, 2000 FOR INFORMATION, THE RATIOS OF EXPENSES AND NET INVESTMENT INCOME TO AVERAGE NET ASSETS WOULD HAVE BEEN 1.82% AND 1.98%, RESPECTIVELY, FOR CLASS X SHARES AND 2.07% AND 1.73%, RESPECTIVELY, FOR CLASS Y SHARES.

(5) IF THE INVESTMENT MANAGER HAD NOT "CAPPED" ALL EXPENSES (EXCEPT FOR DISTRIBUTION FEES) FOR LIMITED DURATION, AT 0.50% OF ITS DAILY NET ASSETS FOR THE PERIOD JUNE 1, 2001 THROUGH DECEMBER 31, 2001 AND HAD NOT ASSUMED ALL EXPENSES (EXCEPT FOR DISTRIBUTION FEES) AND WAIVED ITS MANAGEMENT FEE FOR THE YEAR ENDED DECEMBER 31, 2001 FOR INFORMATION, THE RATIOS OF EXPENSES AND NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS WOULD HAVE BEEN 0.65% AND 3.80%, RESPECTIVELY, FOR LIMITED DURATION CLASS X SHARES AND 0.90% AND 3.55%, RESPECTIVELY, FOR LIMITED DURATION CLASS Y SHARES AND 1.62% AND (0.35)%, RESPECTIVELY, FOR INFORMATION CLASS X SHARES AND 1.87% AND (0.60)%, RESPECTIVELY, FOR INFORMATION CLASS Y SHARES.

Morgan Stanley Variable Investment Series

INDEPENDENT AUDITORS' REPORT


TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
MORGAN STANLEY VARIABLE INVESTMENT SERIES:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Morgan Stanley Variable Investment Series (the "Fund"), comprising Money Market Portfolio, Limited Duration Portfolio, Quality Income Plus Portfolio, High Yield Portfolio, Utilities Portfolio, Income Builder Portfolio, Dividend Growth Portfolio, Global Dividend Growth Portfolio, European Growth Portfolio, Pacific Growth Portfolio, Equity Portfolio, S&P 500 Index Portfolio, Global Advantage Portfolio, Aggressive Equity Portfolio, Information Portfolio, and Strategist Portfolio (the "Portfolios") as of December 31, 2003, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Portfolios constituting Morgan Stanley Variable Investment Series as of December 31, 2003, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
NEW YORK, NEW YORK
FEBRUARY 18, 2004

Morgan Stanley Variable Investment Series
TRUSTEE AND OFFICER INFORMATION

Independent Trustees:

                                                                                             NUMBER OF
                                                                                            PORTFOLIOS
                                               TERM OF                                       IN FUND
                               POSITION(S)    OFFICE AND                                     COMPLEX
  NAME, AGE AND ADDRESS OF      HELD WITH      LENGTH OF        PRINCIPAL OCCUPATION(S)     OVERSEEN BY   OTHER DIRECTORSHIPS HELD
    INDEPENDENT TRUSTEE        REGISTRANT     TIME SERVED*       DURING PAST 5 YEARS**       TRUSTEE***        BY TRUSTEE
----------------------------  -------------  -------------  ------------------------------- -----------  ---------------------------
Michael Bozic (62)            Trustee        Since          Retired; Director or Trustee        216      Director of Weirton Steel
c/o Mayer, Brown,                            April 1994     of the Retail Funds (since                   Corporation.
Rowe & Maw LLP                                              April 1994) and the
Counsel to the Independent                                  Institutional Funds (since
Directors                                                   July 2003); formerly Vice
1675 Broadway                                               Chairman of Kmart Corporation
New York, NY                                                (December 1998-October 2000),
                                                            Chairman and Chief Executive
                                                            Officer of Levitz Furniture
                                                            Corporation (November
                                                            1995-November 1998) and
                                                            President and Chief Executive
                                                            Officer of Hills Department
                                                            Stores (May 1991-July 1995);
                                                            formerly variously Chairman,
                                                            Chief Executive Officer,
                                                            President and Chief Operating
                                                            Officer (1987-1991) of the
                                                            Sears Merchandise Group of
                                                            Sears, Roebuck & Co.

Edwin J. Garn (71)            Trustee        Since          Director or Trustee of the          216      Director of Franklin Covey
c/o Summit Ventures LLC                      January 1993   Retail Funds (since January                  (time management systems),
1 Utah Center                                               1993) and the Institutional                  BMW Bank of North America,
201 S. Main Street                                          Funds (since July 2003);                     Inc. (industrial loan
Salt Lake City, UT                                          member of the Utah Regional                  corporation), United Space
                                                            Advisory Board of Pacific                    Alliance (joint venture
                                                            Corp.; formerly United States                between Lockheed Martin and
                                                            Senator (R-Utah) (1974-1992)                 the Boeing Company) and
                                                            and Chairman, Senate Banking                 Nuskin Asia Pacific
                                                            Committee (1980-1986), Mayor                 (multilevel marketing);
                                                            of Salt Lake City, Utah                      member of the board of
                                                            (1971-1974), Astronaut, Space                various civic and
                                                            Shuttle Discovery (April                     charitable organizations.
                                                            12-19, 1985), and Vice
                                                            Chairman, Huntsman Corporation
                                                            (chemical company).

Wayne E. Hedien (69)          Trustee        Since          Retired; Director or Trustee        216      Director of The PMI Group
c/o Mayer, Brown,                            September      of the Retail Funds (since                   Inc. (private mortgage
Rowe & Maw LLP                               1997           September 1997) and the                      insurance); Trustee and
Counsel to the Independent                                  Institutional Funds (since                   Vice Chairman of The Field
Directors                                                   July 2003); formerly                         Museum of Natural History;
1675 Broadway                                               associated with the Allstate                 director of various other
New York, NY                                                Companies (1966-1994), most                  business and charitable
                                                            recently as Chairman of The                  organizations.
                                                            Allstate Corporation (March
                                                            1993-December 1994) and
                                                            Chairman and Chief Executive
                                                            Officer of its wholly-owned
                                                            subsidiary, Allstate Insurance
                                                            Company (July 1989-December
                                                            1994).

                                                                                             NUMBER OF
                                                                                            PORTFOLIOS
                                               TERM OF                                       IN FUND
                               POSITION(S)    OFFICE AND                                     COMPLEX
  NAME, AGE AND ADDRESS OF      HELD WITH      LENGTH OF        PRINCIPAL OCCUPATION(S)     OVERSEEN BY   OTHER DIRECTORSHIPS HELD
    INDEPENDENT TRUSTEE        REGISTRANT     TIME SERVED*       DURING PAST 5 YEARS**       TRUSTEE***        BY TRUSTEE
----------------------------  -------------  -------------  ------------------------------- -----------  ---------------------------
Dr. Manuel H. Johnson (54)    Trustee        Since          Chairman of the Audit               216      Director of NVR, Inc. (home
c/o Johnson Smick                            July 1991      Committee and Director or                    construction); Chairman and
International, Inc.                                         Trustee of the Retail Funds                  Trustee of the Financial
2099 Pennsylvania Avenue,                                   (since July 1991) and the                    Accounting Foundation
N.W.                                                        Institutional Funds (since                   (oversight organization of
Suite 950                                                   July 2003); Senior Partner,                  the Financial Accounting
Washington, D.C.                                            Johnson Smick International,                 Standards Board); Director
                                                            Inc., a consulting firm;                     of RBS Greenwich Capital
                                                            Co-Chairman and a founder of                 Holdings (financial holding
                                                            the Group of Seven Council                   company).
                                                            (G7C), an international
                                                            economic commission; formerly
                                                            Vice Chairman of the Board of
                                                            Governors of the Federal
                                                            Reserve System and Assistant
                                                            Secretary of the U.S. Treasury.

Joseph J. Kearns (61)         Trustee        Since          Deputy Chairman of the Audit        217      Director of Electro Rent
PMB754                                       July 2003      Committee and Director or Trustee            Corporation (equipment
23852 Pacific Coast Highway                                 of the Retail Funds (since                   leasing), The Ford Family
Malibu, CA                                                  July 2003) and the                           Foundation, and the UCLA
                                                            Institutional Funds (since                   Foundation.
                                                            August 1994); previously
                                                            Chairman of the Audit
                                                            Committee of the Institutional
                                                            Funds (October 2001-July
                                                            2003); President, Kearns &
                                                            Associates LLC (investment
                                                            consulting); formerly CFO of
                                                            the J. Paul Getty Trust.

Michael E. Nugent (67)        Trustee        Since          Chairman of the Insurance           216      Director of various
c/o Triumph Capital, L.P.                    July 1991      Committee and Director or                    business organizations.
445 Park Avenue                                             Trustee of the Retail Funds
New York, NY                                                (since July 1991) and the
                                                            Institutional Funds (since
                                                            July 2001); General Partner of
                                                            Triumph Capital, L.P., a
                                                            private investment
                                                            partnership; formerly Vice
                                                            President, Bankers Trust
                                                            Company and BT Capital
                                                            Corporation (1984-1988).

Fergus Reid (71)              Trustee        Since          Chairman of the Governance          217      Trustee and Director of
85 Charles Colman Blvd.                      July 2003      Committee and Director or                    certain investment
Pawling, NY                                                 Trustee of the Retail Funds                  companies in the JPMorgan
                                                            (since July 2003) and the                    Funds complex managed by JP
                                                            Institutional Funds (since                   Morgan Investment
                                                            June 1992); Chairman of                      Management Inc.
                                                            Lumelite Plastics Corporation.

Interested Trustees:

                                                                                             NUMBER OF
                                                                                            PORTFOLIOS
                                               TERM OF                                       IN FUND
                               POSITION(S)    OFFICE AND                                     COMPLEX
  NAME, AGE AND ADDRESS OF      HELD WITH      LENGTH OF        PRINCIPAL OCCUPATION(S)     OVERSEEN BY   OTHER DIRECTORSHIPS HELD
    INTERESTED TRUSTEE         REGISTRANT     TIME SERVED*       DURING PAST 5 YEARS**       TRUSTEE***        BY TRUSTEE
----------------------------  -------------  -------------  ------------------------------- -----------  ---------------------------
Charles A. Fiumefreddo (70)   Chairman of    Since          Chairman and Director or            216      None
c/o Morgan Stanley Trust      the Board      July 1991      Trustee of the Retail Funds
Harborside Financial Center,  and Trustee                   (since July 1991) and the
Plaza Two,                                                  Institutional Funds (since
Jersey City, NJ                                             July 2003); formerly Chief
                                                            Executive Officer of the
                                                            Retail Funds (until September
                                                            2002).

James F. Higgins (55)         Trustee        Since          Director or Trustee of the          216      Director of AXA Financial,
c/o Morgan Stanley Trust                     June 2000      Retail Funds (since June 2000)               Inc. and The Equitable Life
Harborside Financial Center,                                and the Institutional Funds                  Assurance Society of the
Plaza Two,                                                  (since July 2003); Senior                    United States (financial
Jersey City, NJ                                             Advisor of Morgan Stanley                    services).
                                                            (since August 2000); Director
                                                            of the Distributor and Dean
                                                            Witter Realty Inc.; previously
                                                            President and Chief Operating
                                                            Officer of the Private Client
                                                            Group of Morgan Stanley (May
                                                            1999-August 2000), and
                                                            President and Chief Operating
                                                            Officer of Individual
                                                            Securities of Morgan Stanley
                                                            (February 1997-May 1999).

Philip J. Purcell (60)        Trustee        Since          Director or Trustee of the          216      Director of American
1585 Broadway                                April 1994     Retail Funds (since April                    Airlines, Inc. and its
New York, NY                                                1994) and the Institutional                  parent company, AMR
                                                            Funds (since July 2003);                     Corporation.
                                                            Chairman of the Board of
                                                            Directors and Chief Executive
                                                            Officer of Morgan Stanley and
                                                            Morgan Stanley DW Inc.;
                                                            Director of the Distributor;
                                                            Chairman of the Board of
                                                            Directors and Chief Executive
                                                            Officer of Novus Credit
                                                            Services Inc.; Director and/or
                                                            officer of various Morgan
                                                            Stanley subsidiaries.

----------
* THIS IS THE EARLIEST DATE THE TRUSTEE BEGAN SERVING THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT ADVISORS INC. (THE "INVESTMENT MANAGER ") (THE "RETAIL FUNDS").
** THE DATES REFERENCED BELOW INDICATING COMMENCEMENT OF SERVICES AS DIRECTOR/TRUSTEE FOR THE RETAIL FUNDS AND THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT MANAGEMENT INC., MORGAN STANLEY INVESTMENTS LP AND MORGAN STANLEY AIP GP LP (THE "INSTITUTIONAL FUNDS") REFLECT THE EARLIEST DATE THE DIRECTOR/TRUSTEE BEGAN SERVING THE RETAIL OR INSTITUTIONAL FUNDS AS APPLICABLE.
*** THE FUND COMPLEX INCLUDES ALL OPEN-END AND CLOSED-END FUNDS (INCLUDING ALL
    OF THEIR PORTFOLIOS) ADVISED BY THE INVESTMENT MANAGER AND ANY FUNDS THAT HAVE AN INVESTMENT ADVISOR THAT IS AN AFFILIATED PERSON OF THE INVESTMENT MANAGER (INCLUDING BUT NOT LIMITED TO MORGAN STANLEY INVESTMENT MANAGEMENT INC. AND MORGAN STANLEY INVESTMENTS LP.

Officers:

                                                  TERM OF
                                POSITION(S)      OFFICE AND
  NAME, AGE AND ADDRESS OF      HELD WITH        LENGTH OF
       EXECUTIVE OFFICER        REGISTRANT       TIME SERVED*              PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS**
----------------------------  ---------------  ---------------  --------------------------------------------------------------------
Mitchell M. Merin (50)        President        Since May        President and Chief Operating Officer of Morgan Stanley Investment
1221 Avenue of the Americas                    1999             Management Inc.; President, Director and Chief Executive Officer of
New York, NY                                                    the Investment Manager and Morgan Stanley Services; Chairman, Chief
                                                                Executive Officer and Director of the Distributor; Chairman and
                                                                Director of the Transfer Agent; Director of various Morgan Stanley subsidiaries; President Morgan Stanley Investments LP (since
                                                                February 2003); President of the Institutional Funds (since July
                                                                2003) and President of the Retail Funds (since May 1999); Trustee
                                                                (since July 2003) and President (since December 2002) of the
                                                                Van Kampen Closed-End Funds; Trustee (since May 1999) and President
                                                                (since October 2002) of the Van Kampen Open-End Funds.

Ronald E. Robison (64)        Executive Vice   Since            Chief Global Operations Officer and Managing Director of Morgan
1221 Avenue of the Americas   President and    April 2003       Stanley Investment Management Inc.; Managing DIrector of Morgan
New York, NY                  Principal                         Stanley & Co. Incorporated; Managing DIrector of Morgan Stanley;
                              Executive                         Managing Director, Chief Administrative Officer and Director of the
                              Officer                           Investment Manager and Morgan Stanley Services; Chief Executive
                                                                Officer and Director of the Transfer Agent; Managing Director and
                                                                Director of the Distributor; Executive Vice President and Principal
                                                                Executive Officer of the Institutional Funds (since July 2003);
                                                                previously President of the Institutional Funds (March 2001-July
                                                                2003) and Director of the Institutional Funds (March 2001-July
                                                                2003).

Barry Fink (48)               Vice President   Since            General Counsel (since May 2000) and Managing Director (since
1221 Avenue of the Americas   and General      February 1997    December 2000) of Morgan Stanley Investment Management; Managing
New York, NY                  Counsel                           Director (since December 2000), Secretary (since February 1997) and
                                                                Director (since July 1998) of the Investment Manager and Morgan
                                                                Stanley Services; Assistant Secretary of Morgan Stanley DW; Chief
                                                                Legal Officer of Morgan Stanley Investments LP (since July 2002);
                                                                Vice President of the Institutional Funds (since July 2003); Vice
                                                                President and Secretary of the Distributor; previously Secretary of the Retail Funds (February 1997-July 2003); previously Vice
                                                                President and Assistant General Counsel of the Investment Manager
                                                                and Morgan Stanley Services (February 1997-December 2001).

Joseph J. McAlinden (60)      Vice President   Since July       Managing Director and Chief Investment Officer of the Investment
1221 Avenue of the Americas                    1995             Manager, Morgan Stanley Investment Management Inc. and Morgan
New York, NY                                                    Stanley Investments LP; Director of the Transfer Agent, Chief
                                                                Investment Officer of the Van Kampen Funds; Vice President of the
                                                                Institutional Funds (since July 2003) and the Retail Funds (since
                                                                July 1995).

Stefanie V. Chang (37)        Vice President   Since July       Executive Director of Morgan Stanley & Co. and Morgan Stanley
1221 Avenue of the Americas                    2003             Investment Management Inc. and Vice President of the Institutional
New York, NY                                                    Funds (since December 1997) and the Retail Funds (since July 2003);
                                                                formerly practiced law with the New York law firm of Rogers & Wells
                                                                (now Clifford Chance LLP).

                                                  TERM OF
                                POSITION(S)      OFFICE AND
  NAME, AGE AND ADDRESS OF      HELD WITH         LENGTH OF
      EXECUTIVE OFFICER         REGISTRANT       TIME SERVED*              PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS**
----------------------------  ---------------  ---------------  --------------------------------------------------------------------
Francis J. Smith (38)         Treasurer and    Treasurer since  Executive Director of the Investment Manager and Morgan Stanley
c/o Morgan Stanley Trust      Chief Financial  July 2003 and    Services (since December 2001); previously Vice President of the
Harborside Financial Center,  Officer          Chief Financial  Retail Funds (September 2002-July 2003); previously Vice President
Plaza Two,                                     Officer since    of the Investment Manager and Morgan Stanley Services (August
Jersey City, NJ                                September 2002   2000-November 2001) and Senior Manager at PricewaterhouseCoopers
                                                                LLP (January 1998-August 2000).

Thomas F. Caloia (57)         Vice President   Since July 2003  Executive Director (since December 2002) and Assistant Treasurer of
c/o Morgan Stanley Trust                                        the Investment Manager, the Distributor and Morgan Stanley
Harborside Financial Center,                                    Services; previously Treasurer of the Retail Funds (April 1989-July
Plaza Two,                                                      2003); formerly First Vice President of the Investment Manager, the
Jersey City, NJ                                                 Distributor and Morgan Stanley Services.

Mary E. Mullin (36)           Secretary        Since July 2003  Vice President of Morgan Stanley & Co. Incorporated and Morgan
1221 Avenue of the Americas                                     Stanley Investment Management Inc.; Secretary of the Institutional
New York, NY                                                    Funds (since June 1999) and the Retail Funds (since July 2003);
                                                                formerly practiced law with the New York law firms of McDermott,
                                                                Will & Emery and Skadden, Arps, Slate, Meagher & Flom LLP.

--------
 * THIS IS THE EARLIEST DATE THE OFFICER BEGAN SERVING THE RETAIL FUNDS. EACH OFFICER SERVES AN INDEFINITE TERM, UNTIL HIS OR HER SUCCESSOR IS ELECTED.
** THE DATES REFERENCED BELOW INDICATING COMMENCEMENT OF SERVICE AS AN OFFICER FOR THE RETAIL AND INSTITUTIONAL FUNDS REFLECT THE EARLIEST DATE THE OFFICER BEGAN SERVING THE RETAIL OR INSTITUTIONAL FUNDS AS APPLICABLE.

                 (This page has been intentionally left blank.)

                                    Trustees

          Michael Bozic                          Dr. Manuel H. Johnson
          Charles A. Fiumefreddo                      Joseph J. Kearns
          Edwin J. Garn                              Michael E. Nugent
          Wayne E. Hedien                            Philip J. Purcell
          James F. Higgins                                Fergus Reid

                                    Officers

            Charles A. Fiumefreddo                   Stefanie V. Chang
             CHAIRMAN OF THE BOARD                    VICE PRESIDENT

               Mitchell M. Merin                     Francis J. Smith
                   PRESIDENT               TREASURER AND CHIEF FINANCIAL OFFICER

               Ronald E. Robison                     Thomas F. Caloia
          EXECUTIVE VICE PRESIDENT AND                VICE PRESIDENT
          PRINCIPAL EXECUTIVE OFFICER

                   Barry Fink                          Mary E. Mullin
       VICE PRESIDENT AND GENERAL COUNSEL                 SECRETARY

              Joseph J. McAlinden
                 VICE PRESIDENT

           Transfer Agent                                        Independent Auditors

        Morgan Stanley Trust                                     Deloitte & Touche LLP
Harborside Financial Center--Plaza Two                         Two World Financial Center
    Jersey City, New Jersey 07311                              New York, New York 10281

                               Investment Manager

                     Morgan Stanley Investment Advisors Inc.
                           1221 Avenue of the Americas
                            New York, New York 10020

                                   Sub-Advisor
    (Global Dividend Growth, European Growth and Global Advantage Portfolios)

                  Morgan Stanley Investment Management Limited
                          25 Cabot Square, Canary Wharf
                         London, United Kingdom E14 4QA

                                  Sub-Advisors
                           (Pacific Growth Portfolio)

            Morgan Stanley Asset & Investment Management Co., Limited
                         Yebisu Garden Place Tower, 20-3
                            Ebisu 4-chome, Shibuya-ku
                              Tokyo, Japan 150-6009

                  Morgan Stanley Investment Management Company
                     23 Church Street, 16-01 Capital Square
                                Singapore 049481

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member NASD.

                                     #40113A

                                                                13595A04-AP-1/04

Item 2. Code of Ethics.

(a) The Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)    No information need be disclosed pursuant to this paragraph.

(c)    Not applicable.

(d)    Not applicable.

(e)    Not applicable.

(f)

       (1)    The Fund's Code of Ethics is attached hereto as Exhibit A.

       (2)    Not applicable.

       (3)    Not applicable.

Item 3. Audit Committee Financial Expert.

The Fund's Board of Trustees has determined that it has two "audit committee financial experts" serving on its audit committee, each of whom are "independent" Trustees: Dr. Manuel H. Johnson and Joseph J. Kearns. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g). Based on fees billed for the periods shown:

       2003

                                           REGISTRANT      COVERED ENTITIES(1)
          AUDIT FEES                       $  344,097      N/A

          NON-AUDIT FEES
                    AUDIT-RELATED FEES     $    9,684(2)   $         2,847,161(2)
                    TAX FEES               $   61,456(3)   $           736,810(4)
                    ALL OTHER FEES         $        0      $                 0
          TOTAL NON-AUDIT FEES             $   71,140      $         3,583,971

          TOTAL                            $  415,237      $         3,583,971

       2002

                                           REGISTRANT      COVERED ENTITIES(1)
          AUDIT FEES                       $  313,600      N/A

          NON-AUDIT FEES
                    AUDIT-RELATED FEES     $      657(2)   $         2,818,115(2)
                    TAX FEES               $   78,199(3)   $           365,427(4)
                    ALL OTHER FEES         $        0      $           501,166(5)
          TOTAL NON-AUDIT FEES             $   78,856      $         3,684,708

          TOTAL                            $  392,456      $         3,684,708

         N/A- Not applicable, as not required by Item 4.

         (1) Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.
         (2) Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities' and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.
         (3) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the Registrant's tax returns.
         (4) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities' tax returns.
         (5) All other fees represent project management for future business applications and improving business and operational processes.

(e)(1) The audit committee's pre-approval policies and procedures are as follows:

                                 AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                  MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

                           AS ADOPTED JULY 31, 2003(1)

1.     STATEMENT OF PRINCIPLES

       The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.

       The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee ("GENERAL PRE-APPROVAL"); or require the specific pre-approval of the Audit Committee or its delegate ("SPECIFIC PRE-APPROVAL"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

       The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

----------
(1) This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the "POLICY"), adopted as of the date above, supercedes and replaces all prior versions that may have been adopted from time to time.

       The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.

       The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors' independence.

2.     DELEGATION

       As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

3.     AUDIT SERVICES

       The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

       In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

       The Audit Committee has pre-approved the Audit services in Appendix B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

4.     AUDIT-RELATED SERVICES

       Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

       The Audit Committee has pre-approved the Audit-related services in Appendix B.2. All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

5.     TAX SERVICES

       The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the Independent Auditors may provide such services.

       Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3. All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

6.     ALL OTHER SERVICES

       The Audit Committee believes, based on the SEC's rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

       The Audit Committee has pre-approved the All Other services in Appendix
B.4. Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

7.     PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

       Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

8.     PROCEDURES

       All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be rendered. The Fund's Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund's Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

       The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund's Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief Financial Officer or any member of management.

9.     ADDITIONAL REQUIREMENTS

       The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No.

1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

10.    COVERED ENTITIES

       Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund's audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:

       MORGAN STANLEY RETAIL FUNDS
       Morgan Stanley Investment Advisors Inc.
       Morgan Stanley & Co. Incorporated
       Morgan Stanley DW Inc.
       Morgan Stanley Investment Management
       Morgan Stanley Investments LP
       Van Kampen Asset Management Inc.
       Morgan Stanley Services Company, Inc.
       Morgan Stanley Distributors Inc.
       Morgan Stanley Trust FSB

       MORGAN STANLEY INSTITUTIONAL FUNDS
       Morgan Stanley Investment Management Inc.
       Morgan Stanley Investments LP
       Morgan Stanley & Co. Incorporated
       Morgan Stanley Distribution, Inc.
       Morgan Stanley AIP GP LP
       Morgan Stanley Alternative Investment Partners LP

(e)(2) Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee's pre-approval policies and procedures (attached hereto).

(f)  Not applicable.

(g)  See table above.

(h) The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors' independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

Applicable only for reports covering periods ending on or after the earlier of
(i) the first annual shareholder meeting after January 15, 2004 or (ii) October 31, 2004.

Item 6. [Reserved.]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to annual reports filed by closed-end funds.

Item 8. [Reserved.]

Item 9 - Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

   There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10 Exhibits
(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

       Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Variable Investment Series

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
February 18, 2004

       Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
February 18, 2004

/s/ Francis Smith
Francis Smith
Principal Financial Officer
February 18, 2004